UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Investment Grade Bond Fund

November 30, 2018

IGB-QTLY-0119
1.813259.114

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 24.8%
	Principal Amount (000s)	Value (000s)
COMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.:
3.6% 2/17/23	$5,795	$5,705
4.45% 4/1/24	561	564
4.5% 3/9/48	29,286	24,362
5.55% 8/15/41	14,683	14,030
5.875% 10/1/19	3,394	3,468
BellSouth Capital Funding Corp. 7.875% 2/15/30	120	140
CenturyLink, Inc. 6.15% 9/15/19	1,759	1,779
Verizon Communications, Inc.:
3.85% 11/1/42	1,420	1,190
4.522% 9/15/48	2,172	1,991
4.862% 8/21/46	4,044	3,859
5.012% 4/15/49	1,549	1,506
5.012% 8/21/54	25,607	24,206
		82,800
Entertainment - 0.2%
NBCUniversal, Inc.:
4.45% 1/15/43	2,393	2,247
5.95% 4/1/41	1,674	1,853
Time Warner, Inc.:
4.9% 6/15/42	8,091	7,080
6.2% 3/15/40	2,697	2,762
		13,942
Media - 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	7,010	7,021
4.908% 7/23/25	5,437	5,413
5.375% 5/1/47	37,110	33,113
5.75% 4/1/48	5,394	5,028
Comcast Corp.:
3.9% 3/1/38	1,283	1,154
3.969% 11/1/47	4,155	3,575
3.999% 11/1/49	4,719	4,086
4% 3/1/48	2,339	2,057
4.6% 8/15/45	3,379	3,240
4.65% 7/15/42	3,019	2,916
Time Warner Cable, Inc.:
4% 9/1/21	15,014	14,975
4.5% 9/15/42	481	380
5.5% 9/1/41	1,791	1,608
5.875% 11/15/40	3,852	3,655
6.55% 5/1/37	4,407	4,473
7.3% 7/1/38	4,433	4,794
8.25% 4/1/19	5,887	5,978
		103,466

TOTAL COMMUNICATION SERVICES		200,208

CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.3%
General Motors Financial Co., Inc.:
3.5% 7/10/19	3,205	3,207
3.7% 5/9/23	10,249	9,759
4.25% 5/15/23	1,591	1,551
4.375% 9/25/21	6,220	6,215
		20,732
Household Durables - 0.4%
Lennar Corp.:
4.75% 11/29/27	4,753	4,373
5% 6/15/27	6,340	5,896
Toll Brothers Finance Corp.:
4.35% 2/15/28	5,394	4,733
4.875% 3/15/27	16,068	14,847
		29,849

TOTAL CONSUMER DISCRETIONARY		50,581

CONSUMER STAPLES - 1.0%
Beverages - 0.8%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21 (a)	4,036	3,955
3.3% 2/1/23	8,901	8,618
3.65% 2/1/26	9,656	9,126
4.7% 2/1/36	8,427	7,938
4.9% 2/1/46	16,856	15,761
Anheuser-Busch InBev Worldwide, Inc.:
3.75% 1/15/22	2,120	2,112
4.75% 4/15/58	6,606	5,833
Constellation Brands, Inc. 4.75% 11/15/24	4,450	4,546
		57,889
Food & Staples Retailing - 0.0%
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	2,255	2,223
Tobacco - 0.2%
Altria Group, Inc. 9.25% 8/6/19	958	995
Reynolds American, Inc.:
4% 6/12/22	1,100	1,089
5.7% 8/15/35	914	915
6.15% 9/15/43	1,316	1,337
7.25% 6/15/37	5,208	5,931
		10,267

TOTAL CONSUMER STAPLES		70,379

ENERGY - 3.7%
Energy Equipment & Services - 0.0%
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	1,706	1,741
Oil, Gas & Consumable Fuels - 3.7%
Alberta Energy Co. Ltd. 8.125% 9/15/30	6,225	7,652
Amerada Hess Corp. 7.875% 10/1/29	2,603	2,900
Anadarko Finance Co. 7.5% 5/1/31	6,178	7,167
Anadarko Petroleum Corp.:
4.85% 3/15/21	1,465	1,495
5.55% 3/15/26	3,004	3,117
6.45% 9/15/36	2,584	2,747
6.6% 3/15/46	5,623	6,222
Canadian Natural Resources Ltd.:
3.45% 11/15/21	3,102	3,072
5.85% 2/1/35	2,370	2,464
Cenovus Energy, Inc. 4.25% 4/15/27	5,734	5,114
Chesapeake Energy Corp. 6.625% 8/15/20	5,572	5,586
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	3,276	3,261
4.5% 6/1/25	997	1,005
DCP Midstream LLC:
4.75% 9/30/21 (b)	2,616	2,609
5.35% 3/15/20 (b)	2,683	2,710
5.85% 5/21/43 (b)(c)	5,231	4,394
DCP Midstream Operating LP:
2.7% 4/1/19	815	811
3.875% 3/15/23	3,649	3,494
5.6% 4/1/44	3,165	2,809
El Paso Corp. 6.5% 9/15/20	8,750	9,130
Enable Midstream Partners LP:
2.4% 5/15/19 (c)	965	959
3.9% 5/15/24 (c)	1,018	975
Enbridge Energy Partners LP 4.2% 9/15/21	3,072	3,096
Enbridge, Inc.:
4.25% 12/1/26	1,711	1,669
5.5% 12/1/46	1,975	2,009
Energy Transfer Partners LP:
4.2% 9/15/23	1,408	1,380
4.95% 6/15/28	4,806	4,644
5.8% 6/15/38	2,680	2,528
6% 6/15/48	1,745	1,680
Marathon Petroleum Corp. 5.125% 3/1/21	1,854	1,903
MPLX LP:
4.8% 2/15/29	1,514	1,490
4.875% 12/1/24	2,312	2,339
5.5% 2/15/49	4,543	4,341
Nakilat, Inc. 6.067% 12/31/33 (b)	1,421	1,549
Petrobras Global Finance BV 7.25% 3/17/44	32,129	31,037
Petroleos Mexicanos:
4.625% 9/21/23	6,953	6,456
4.875% 1/18/24	2,361	2,184
5.375% 3/13/22	2,646	2,588
5.625% 1/23/46	15,797	11,808
6.375% 2/4/21	6,290	6,347
6.375% 1/23/45	8,576	6,901
6.5% 3/13/27	4,984	4,663
6.5% 6/2/41	27,475	22,695
6.75% 9/21/47	26,340	21,796
Phillips 66 Co. 4.3% 4/1/22	2,502	2,542
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	4,425	4,298
Southwestern Energy Co. 6.2% 1/23/25 (c)	9,052	8,679
The Williams Companies, Inc.:
3.7% 1/15/23	946	921
4.55% 6/24/24	10,341	10,349
Western Gas Partners LP:
4.65% 7/1/26	1,075	1,025
4.75% 8/15/28	1,448	1,365
5.375% 6/1/21	5,631	5,776
Williams Partners LP:
4% 11/15/21	681	678
4.125% 11/15/20	555	557
4.3% 3/4/24	2,334	2,305
		263,291

TOTAL ENERGY		265,032

FINANCIALS - 11.8%
Banks - 7.0%
Bank of America Corp.:
3.004% 12/20/23 (c)	1,538	1,475
3.3% 1/11/23	3,114	3,037
3.419% 12/20/28 (c)	6,083	5,603
3.5% 4/19/26	7,118	6,751
3.95% 4/21/25	44,107	42,627
4% 1/22/25	31,454	30,519
4.1% 7/24/23	1,670	1,672
4.183% 11/25/27	8,091	7,737
4.2% 8/26/24	9,735	9,611
4.25% 10/22/26	37,336	36,179
4.45% 3/3/26	5,394	5,298
Barclays Bank PLC 10.179% 6/12/21 (b)	2,050	2,315
Barclays PLC:
2.75% 11/8/19	2,761	2,733
4.375% 1/12/26	5,232	4,947
BPCE SA 4.875% 4/1/26 (b)	8,646	8,432
Citigroup, Inc.:
2.7% 10/27/22	38,575	36,838
4.05% 7/30/22	1,545	1,551
4.075% 4/23/29 (c)	5,394	5,183
4.125% 7/25/28	8,091	7,627
4.3% 11/20/26	2,068	1,993
4.4% 6/10/25	10,406	10,227
4.45% 9/29/27	3,679	3,553
4.5% 1/14/22	3,739	3,803
4.6% 3/9/26	7,817	7,685
5.3% 5/6/44	11,127	11,075
5.5% 9/13/25	9,062	9,441
Citizens Bank NA 2.55% 5/13/21	1,447	1,407
Citizens Financial Group, Inc.:
4.15% 9/28/22 (b)	3,666	3,632
4.3% 12/3/25	7,509	7,338
Credit Suisse Group Funding Guernsey Ltd.:
3.75% 3/26/25	11,381	10,792
3.8% 9/15/22	5,583	5,517
3.8% 6/9/23	8,071	7,863
4.55% 4/17/26	3,447	3,392
Discover Bank 7% 4/15/20	3,616	3,763
Fifth Third Bancorp 8.25% 3/1/38	1,287	1,702
HSBC Holdings PLC:
4.25% 3/14/24	1,679	1,645
5.25% 3/14/44	1,216	1,192
Huntington Bancshares, Inc. 7% 12/15/20	861	917
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)	1,550	1,359
5.71% 1/15/26 (b)	34,135	29,997
JPMorgan Chase & Co.:
2.95% 10/1/26	3,608	3,282
3.797% 7/23/24 (c)	11,596	11,469
3.875% 9/10/24	7,368	7,213
4.125% 12/15/26	29,680	28,904
4.35% 8/15/21	9,935	10,092
4.625% 5/10/21	1,466	1,501
Rabobank Nederland 4.375% 8/4/25	5,609	5,479
Regions Bank 6.45% 6/26/37	4,979	5,709
Regions Financial Corp. 3.2% 2/8/21	2,627	2,590
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	19,001	18,415
6% 12/19/23	15,902	15,994
6.1% 6/10/23	4,566	4,641
6.125% 12/15/22	25,655	26,039
Societe Generale 4.25% 4/14/25 (b)	8,328	7,901
Synchrony Bank 3% 6/15/22	4,666	4,362
		502,019
Capital Markets - 3.4%
Affiliated Managers Group, Inc. 4.25% 2/15/24	1,634	1,650
Deutsche Bank AG 4.5% 4/1/25	6,757	5,809
Deutsche Bank AG New York Branch:
3.3% 11/16/22	8,631	8,048
4.1% 1/13/26	9,758	8,825
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (c)	12,461	12,023
3.2% 2/23/23	7,013	6,785
3.272% 9/29/25 (c)	42,071	39,236
4.25% 10/21/25	14,224	13,724
6.75% 10/1/37	34,659	39,442
IntercontinentalExchange, Inc.:
2.75% 12/1/20	1,335	1,319
3.75% 12/1/25	2,387	2,371
Lazard Group LLC 4.25% 11/14/20	973	984
Moody's Corp.:
3.25% 1/15/28	2,443	2,268
4.875% 2/15/24	2,293	2,372
Morgan Stanley:
3.125% 1/23/23	6,473	6,252
3.125% 7/27/26	17,304	15,808
3.625% 1/20/27	19,436	18,328
3.7% 10/23/24	5,567	5,415
3.75% 2/25/23	4,438	4,396
3.875% 4/29/24	5,127	5,051
4.1% 5/22/23	6,473	6,422
4.35% 9/8/26	5,770	5,600
4.875% 11/1/22	11,659	11,909
5% 11/24/25	13,365	13,551
5.75% 1/25/21	5,469	5,694
		243,282
Consumer Finance - 0.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	1,700	1,655
4.125% 7/3/23	4,978	4,879
4.5% 5/15/21	1,562	1,571
5% 10/1/21	2,341	2,389
Capital One Financial Corp. 3.8% 1/31/28	5,072	4,662
Discover Financial Services:
3.85% 11/21/22	2,625	2,592
3.95% 11/6/24	2,195	2,143
4.1% 2/9/27	5,363	4,986
5.2% 4/27/22	2,209	2,271
Ford Motor Credit Co. LLC 2.943% 1/8/19	9,683	9,678
Synchrony Financial:
3% 8/15/19	1,130	1,122
3.75% 8/15/21	1,707	1,664
3.95% 12/1/27	8,403	7,096
4.25% 8/15/24	1,718	1,579
		48,287
Diversified Financial Services - 0.3%
AXA Equitable Holdings, Inc. 3.9% 4/20/23 (b)	1,215	1,191
Brixmor Operating Partnership LP 4.125% 6/15/26	1,911	1,835
Halfmoon Parent, Inc.:
4.125% 11/15/25 (b)	3,009	2,972
4.375% 10/15/28 (b)	7,766	7,626
4.8% 8/15/38 (b)	4,835	4,680
4.9% 12/15/48 (b)	4,831	4,613
Voya Financial, Inc. 3.125% 7/15/24	2,931	2,759
		25,676
Insurance - 0.4%
AIA Group Ltd. 2.25% 3/11/19 (b)	696	694
American International Group, Inc. 4.875% 6/1/22	3,102	3,183
Aon Corp. 5% 9/30/20	1,152	1,181
Hartford Financial Services Group, Inc. 5.125% 4/15/22	3,152	3,286
Liberty Mutual Group, Inc. 5% 6/1/21 (b)	2,844	2,904
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	1,586	1,629
Pacific LifeCorp 5.125% 1/30/43 (b)	3,073	3,080
Pricoa Global Funding I 5.375% 5/15/45 (c)	3,686	3,497
Prudential Financial, Inc. 4.5% 11/16/21	1,508	1,545
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)	1,358	1,365
Unum Group:
5.625% 9/15/20	2,241	2,314
5.75% 8/15/42	1,900	1,921
		26,599

TOTAL FINANCIALS		845,863

HEALTH CARE - 1.3%
Health Care Providers & Services - 1.1%
CVS Health Corp.:
4.1% 3/25/25	13,052	12,855
4.3% 3/25/28	15,157	14,764
4.78% 3/25/38	6,747	6,446
5.05% 3/25/48	9,921	9,610
Elanco Animal Health, Inc.:
3.912% 8/27/21 (b)	1,262	1,261
4.272% 8/28/23 (b)	3,984	3,955
4.9% 8/28/28 (b)	1,678	1,689
Halfmoon Parent, Inc. 3.75% 7/15/23 (b)	6,222	6,138
HCA Holdings, Inc.:
4.75% 5/1/23	162	162
5.875% 3/15/22	191	198
6.5% 2/15/20	2,435	2,502
Toledo Hospital:
5.325% 11/15/28	2,806	2,819
6.015% 11/15/48	13,467	13,558
WellPoint, Inc. 3.3% 1/15/23	5,062	4,952
		80,909
Pharmaceuticals - 0.2%
Mylan NV:
2.5% 6/7/19	1,983	1,972
3.15% 6/15/21	4,699	4,588
3.95% 6/15/26	2,419	2,222
Perrigo Finance PLC 3.5% 12/15/21	342	333
Teva Pharmaceutical Finance Netherlands III BV 2.2% 7/21/21	3,381	3,139
Zoetis, Inc. 3.25% 2/1/23	1,417	1,383
		13,637

TOTAL HEALTH CARE		94,546

INDUSTRIALS - 0.2%
Airlines - 0.0%
Continental Airlines, Inc. 6.545% 2/2/19	144	144
U.S. Airways pass-thru trust certificates 8.36% 1/20/19	106	107
		251
Building Products - 0.0%
Masco Corp. 4.45% 4/1/25	1,219	1,213
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
3% 9/15/23	682	640
3.375% 6/1/21	2,292	2,252
3.75% 2/1/22	3,424	3,396
3.875% 4/1/21	2,473	2,475
4.25% 9/15/24	2,731	2,690
		11,453
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (c)	1,610	1,723

TOTAL INDUSTRIALS		14,640

INFORMATION TECHNOLOGY - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (c)	3,717	3,777
MATERIALS - 0.1%
Metals & Mining - 0.1%
Anglo American Capital PLC 4.125% 4/15/21 (b)	3,409	3,394
BHP Billiton Financial (U.S.A.) Ltd. 6.25% 10/19/75 (b)(c)	1,547	1,591
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (b)	1,756	1,636
4.5% 8/1/47 (b)	1,783	1,635
		8,256
REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 1.2%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	683	677
4.6% 4/1/22	987	1,012
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,003	991
Boston Properties, Inc. 4.5% 12/1/28	5,238	5,242
Camden Property Trust:
2.95% 12/15/22	1,405	1,364
4.25% 1/15/24	2,637	2,678
Corporate Office Properties LP 5% 7/1/25	2,662	2,688
DDR Corp.:
3.625% 2/1/25	1,794	1,688
4.25% 2/1/26	1,455	1,404
4.625% 7/15/22	4,859	4,955
Duke Realty LP:
3.25% 6/30/26	690	649
3.625% 4/15/23	1,808	1,788
3.875% 10/15/22	5,088	5,105
4.375% 6/15/22	1,522	1,553
Equity One, Inc. 3.75% 11/15/22	6,473	6,403
Highwoods/Forsyth LP 3.2% 6/15/21	1,903	1,874
Lexington Corporate Properties Trust 4.4% 6/15/24	1,110	1,086
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	5,718	5,643
4.5% 1/15/25	2,358	2,290
4.5% 4/1/27	839	803
4.75% 1/15/28	13,227	12,887
4.95% 4/1/24	1,033	1,044
5.25% 1/15/26	4,397	4,437
Retail Opportunity Investments Partnership LP:
4% 12/15/24	751	707
5% 12/15/23	579	576
Ventas Realty LP:
3.125% 6/15/23	1,209	1,168
4% 3/1/28	2,519	2,405
4.125% 1/15/26	1,169	1,144
Weingarten Realty Investors 3.375% 10/15/22	534	525
WP Carey, Inc.:
4% 2/1/25	4,009	3,886
4.6% 4/1/24	6,239	6,266
		84,938
Real Estate Management & Development - 0.8%
Brandywine Operating Partnership LP:
3.95% 2/15/23	9,172	9,051
3.95% 11/15/27	5,132	4,787
4.1% 10/1/24	3,258	3,184
CBRE Group, Inc. 4.875% 3/1/26	9,186	9,292
Digital Realty Trust LP 3.95% 7/1/22	2,503	2,508
Essex Portfolio LP 3.875% 5/1/24	2,253	2,229
Liberty Property LP:
3.25% 10/1/26	1,857	1,716
3.375% 6/15/23	1,924	1,875
4.125% 6/15/22	1,306	1,323
Mack-Cali Realty LP:
3.15% 5/15/23	4,184	3,682
4.5% 4/18/22	795	759
Mid-America Apartments LP 4% 11/15/25	969	948
Post Apartment Homes LP 3.375% 12/1/22	588	576
Tanger Properties LP:
3.125% 9/1/26	3,078	2,726
3.75% 12/1/24	2,273	2,179
3.875% 12/1/23	1,388	1,353
3.875% 7/15/27	8,136	7,579
		55,767

TOTAL REAL ESTATE		140,705

UTILITIES - 1.1%
Electric Utilities - 0.5%
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)	4,554	4,787
6.4% 9/15/20 (b)	6,058	6,328
FirstEnergy Corp.:
4.25% 3/15/23	5,273	5,300
7.375% 11/15/31	7,390	9,333
FirstEnergy Solutions Corp. 6.05% 8/15/21 (d)	596	426
IPALCO Enterprises, Inc.:
3.45% 7/15/20	5,810	5,775
3.7% 9/1/24	2,299	2,195
		34,144
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	821	829
Independent Power and Renewable Electricity Producers - 0.2%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	13,785	14,647
Emera U.S. Finance LP:
2.15% 6/15/19	1,132	1,124
2.7% 6/15/21	1,114	1,079
		16,850
Multi-Utilities - 0.4%
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 4.6861% 9/30/66 (c)(e)	6,865	6,350
3 month U.S. LIBOR + 2.825% 5.221% 6/30/66 (c)(e)	1,971	1,872
NiSource Finance Corp. 5.95% 6/15/41	2,662	2,934
Puget Energy, Inc.:
5.625% 7/15/22	3,870	4,067
6% 9/1/21	3,731	3,919
6.5% 12/15/20	1,195	1,259
Sempra Energy 6% 10/15/39	3,214	3,500
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.7286% 5/15/67 (c)(e)	2,158	1,850
		25,751

TOTAL UTILITIES		77,574

TOTAL NONCONVERTIBLE BONDS
(Cost $1,861,338)		1,771,561

U.S. Government and Government Agency Obligations - 42.4%
U.S. Treasury Inflation-Protected Obligations - 6.7%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$74,001	$65,575
1% 2/15/46	80,142	75,333
U.S. Treasury Inflation-Indexed Notes:
0.375% 7/15/25	161,953	155,956
0.625% 1/15/26	188,323	183,049

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		479,913

U.S. Treasury Obligations - 35.7%
U.S. Treasury Bonds:
2.5% 2/15/46	56,370	48,172
3% 2/15/47	88,858	83,898
U.S. Treasury Notes:
1.75% 6/30/22	546,718	526,643
2.125% 7/31/24	127,886	122,831
2.125% 11/30/24	33,501	32,081
2.125% 5/15/25 (f)	53,492	51,012
2.25% 10/31/24	25,627	24,735
2.25% 12/31/24	79,698	76,827
2.375% 5/15/27	264,320	252,580
2.5% 3/31/23	257,782	254,187
2.625% 6/30/23	13,326	13,202
2.625% 3/31/25	100,588	98,953
2.75% 6/30/25	579,815	574,146
3% 9/30/25	386,659	388,668

TOTAL U.S. TREASURY OBLIGATIONS		2,547,935

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $3,094,963)		3,027,848

Asset-Backed Securities - 0.7%
AASET Trust Series 2018-1A Class A, 3.844% 1/16/38 (b)	$5,032	$4,988
Airspeed Ltd. Series 2007-1A Class C1, 1 month U.S. LIBOR + 2.500% 4.8065% 6/15/32(b)(c)(e)	2,889	2,538
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (b)	8,453	8,495
Class AA, 2.487% 12/16/41 (b)	1,871	1,815
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (b)	8,550	8,553
Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 7.5651% 3/25/32 (c)(e)	9	9
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (b)	3,750	3,638
Class A2II, 4.03% 11/20/47 (b)	6,378	6,151
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 3.1399% 3/25/34 (c)(e)	1	1
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 2.4865% 11/15/34 (b)(c)(e)	93	91
Class B, 1 month U.S. LIBOR + 0.280% 2.5865% 11/15/34 (b)(c)(e)	34	33
Class C, 1 month U.S. LIBOR + 0.380% 2.6865% 11/15/34 (b)(c)(e)	56	53
Class D, 1 month U.S. LIBOR + 0.750% 3.0565% 11/15/34 (b)(c)(e)	27	25
Grain Spectrum Funding II LLC Series 2014-1 3.29% 10/10/34 (b)	2,573	2,564
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	4,102	4,112
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 3.531% 3/27/42 (c)(e)	866	696
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.8249% 9/25/35 (c)(e)	377	376
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 3.1749% 9/25/34 (c)(e)	8	8
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)	8,612	8,554
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 2.9681% 4/6/42 (b)(c)(e)(g)	911	635
TOTAL ASSET-BACKED SECURITIES
(Cost $52,975)		53,335

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
CSMC Series 2014-3R:
Class 2A1, 1 month U.S. LIBOR + 0.700% 2.9814% 5/27/37 (b)(c)(e)	1,413	1,349
Class AA1, 1 month U.S. LIBOR + 0.280% 2.4813% 5/27/37 (b)(c)(e)	1,741	1,664
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.4514% 2/25/37 (c)(e)	62	61
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 2.6049% 7/25/35 (c)(e)	73	72
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.3769% 7/20/34 (c)(e)	5	5
TOTAL PRIVATE SPONSOR
(Cost $3,141)		3,151

Commercial Mortgage Securities - 0.4%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8362% 2/14/43 (c)(h)	11	0
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 1.275% 3.5899% 12/25/33 (b)(c)(e)	12	12
Series 2005-3A:
Class A2, 1 month U.S. LIBOR + 0.400% 2.7149% 11/25/35 (b)(c)(e)	64	62
Class M1, 1 month U.S. LIBOR + 0.440% 2.7549% 11/25/35 (b)(c)(e)	17	16
Class M2, 1 month U.S. LIBOR + 0.490% 2.8049% 11/25/35 (b)(c)(e)	24	22
Class M3, 1 month U.S. LIBOR + 0.510% 2.8249% 11/25/35 (b)(c)(e)	21	19
Class M4, 1 month U.S. LIBOR + 0.600% 2.9149% 11/25/35 (b)(c)(e)	27	24
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 2.7049% 1/25/36 (b)(c)(e)	159	154
Class B1, 1 month U.S. LIBOR + 1.400% 3.7149% 1/25/36 (b)(c)(e)	17	27
Class M1, 1 month U.S. LIBOR + 0.450% 2.7649% 1/25/36 (b)(c)(e)	51	49
Class M2, 1 month U.S. LIBOR + 0.470% 2.7849% 1/25/36 (b)(c)(e)	19	18
Class M3, 1 month U.S. LIBOR + 0.500% 2.8149% 1/25/36 (b)(c)(e)	28	26
Class M4, 1 month U.S. LIBOR + 0.610% 2.9249% 1/25/36 (b)(c)(e)	29	27
Class M5, 1 month U.S. LIBOR + 0.650% 2.9649% 1/25/36 (b)(c)(e)	29	26
Class M6, 1 month U.S. LIBOR + 0.700% 3.0149% 1/25/36 (b)(c)(e)	31	28
Series 2006-1:
Class A2, 1 month U.S. LIBOR + 0.360% 2.6749% 4/25/36 (b)(c)(e)	28	27
Class M1, 1 month U.S. LIBOR + 0.380% 2.6949% 4/25/36 (b)(c)(e)	17	16
Class M2, 1 month U.S. LIBOR + 0.400% 2.7149% 4/25/36 (b)(c)(e)	18	17
Class M3, 1 month U.S. LIBOR + 0.420% 2.7349% 4/25/36 (b)(c)(e)	29	27
Class M4, 1 month U.S. LIBOR + 0.520% 2.8349% 4/25/36 (b)(c)(e)	16	15
Class M5, 1 month U.S. LIBOR + 0.560% 2.8749% 4/25/36 (b)(c)(e)	16	14
Class M6, 1 month U.S. LIBOR + 0.640% 2.9549% 4/25/36 (b)(c)(e)	17	16
Series 2006-2A:
Class M1, 1 month U.S. LIBOR + 0.310% 2.6249% 7/25/36 (b)(c)(e)	26	24
Class M2, 1 month U.S. LIBOR + 0.330% 2.6449% 7/25/36 (b)(c)(e)	18	17
Class M3, 1 month U.S. LIBOR + 0.350% 2.6649% 7/25/36 (b)(c)(e)	28	25
Class M4, 1 month U.S. LIBOR + 0.420% 2.7349% 7/25/36 (b)(c)(e)	17	16
Class M5, 1 month U.S. LIBOR + 0.470% 2.7849% 7/25/36 (b)(c)(e)	23	21
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 2.7449% 10/25/36 (b)(c)(e)	17	55
Series 2006-4A:
Class A2, 1 month U.S. LIBOR + 0.270% 2.5849% 12/25/36 (b)(c)(e)	436	415
Class M1, 1 month U.S. LIBOR + 0.290% 2.6049% 12/25/36 (b)(c)(e)	35	32
Class M2, 1 month U.S. LIBOR + 0.310% 2.6249% 12/25/36 (b)(c)(e)	43	39
Class M3, 1 month U.S. LIBOR + 0.340% 2.6549% 12/25/36 (b)(c)(e)	24	21
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 2.5849% 3/25/37 (b)(c)(e)	98	93
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 2.5849% 7/25/37 (b)(c)(e)	288	274
Class A2, 1 month U.S. LIBOR + 0.320% 2.6349% 7/25/37 (b)(c)(e)	270	253
Class M1, 1 month U.S. LIBOR + 0.370% 2.6849% 7/25/37 (b)(c)(e)	92	84
Class M2, 1 month U.S. LIBOR + 0.410% 2.7249% 7/25/37 (b)(c)(e)	60	54
Class M3, 1 month U.S. LIBOR + 0.490% 2.8049% 7/25/37 (b)(c)(e)	49	55
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 2.6049% 7/25/37 (b)(c)(e)	98	94
Class M1, 1 month U.S. LIBOR + 0.310% 2.6249% 7/25/37 (b)(c)(e)	52	48
Class M2, 1 month U.S. LIBOR + 0.340% 2.6549% 7/25/37 (b)(c)(e)	55	50
Class M3, 1 month U.S. LIBOR + 0.370% 2.6849% 7/25/37 (b)(c)(e)	89	81
Class M4, 1 month U.S. LIBOR + 0.500% 2.8149% 7/25/37 (b)(c)(e)	141	126
Class M5, 1 month U.S. LIBOR + 0.600% 2.9149% 7/25/37 (b)(c)(e)	53	64
BX Trust floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.625% 4.9315% 9/15/37 (b)(c)(e)	2,602	2,590
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 4.1065% 11/15/35 (b)(c)(e)	3,904	3,894
Citigroup Commercial Mortgage Trust Series 2018-C6 Class A4, 4.412% 11/10/51	4,522	4,658
CSAIL Commercial Mtg Trust Series 2018-C14 Class A4 4.4216% 11/15/51	3,715	3,844
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2007-CB19:
Class B, 6.0116% 2/12/49 (c)	50	20
Class C, 6.0116% 2/12/49 (c)	39	2
Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (b)	899	923
Class DFX, 5.3503% 7/5/33 (b)	1,382	1,420
Class EFX, 5.5422% 7/5/33 (b)	1,891	1,923
MSCG Trust Series 2016-SNR:
Class A, 3.4596% 11/15/34 (b)(c)	3,764	3,660
Class B, 4.181% 11/15/34 (b)	1,584	1,553
Class C, 5.205% 11/15/34 (b)	1,110	1,101
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $27,816)		28,171

Municipal Securities - 0.7%
Illinois Gen. Oblig.:
Series 2003:	$	$
4.95% 6/1/23	5,520	5,585
5.1% 6/1/33	25,875	24,531
Series 2010-1, 6.63% 2/1/35	2,385	2,507
Series 2010-3:
6.725% 4/1/35	3,170	3,353
7.35% 7/1/35	1,625	1,783
Series 2010-5, 6.2% 7/1/21	1,038	1,075
Series 2011, 5.877% 3/1/19	10,060	10,127
Series 2013:
3.14% 12/1/18	90	90
3.6% 12/1/19	2,230	2,232
TOTAL MUNICIPAL SECURITIES
(Cost $53,045)		51,283

Bank Notes - 0.5%
Capital One NA 2.95% 7/23/21	4,397	4,297
Citizens Bank NA 2.3% 12/3/18	2,994	2,994
Discover Bank:
(Delaware) 3.2% 8/9/21	5,403	5,304
3.1% 6/4/20	4,770	4,724
4.682% 8/9/28 (c)	3,459	3,401
8.7% 11/18/19	760	795
KeyBank NA 6.95% 2/1/28	725	852
PNC Bank NA 2.45% 11/5/20	5,359	5,258
Synchrony Bank 3.65% 5/24/21	5,642	5,521
TOTAL BANK NOTES
(Cost $33,514)		33,146
	Shares	Value (000s)

Fixed-Income Funds - 26.9%
Fidelity Mortgage Backed Securities Central Fund (i)	15,936,706	$1,663,314
Fidelity Specialized High Income Central Fund (i)	2,699,522	260,801
TOTAL FIXED-INCOME FUNDS
(Cost $2,019,039)		1,924,115
	Principal Amount (000s)	Value (000s)

Preferred Securities - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Barclays Bank PLC 7.625% 11/21/22
(Cost $6,439)	5,719	6,010
	Shares	Value (000s)

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 2.27% (j)
(Cost $165,175)	165,156,916	165,190
TOTAL INVESTMENT IN SECURITIES - 98.8%
(Cost $7,317,445)		7,063,810
NET OTHER ASSETS (LIABILITIES) - 1.2%		82,996
NET ASSETS - 100%		$7,146,806

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount (000s)(2)	Value (000s)(1)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Credit Default Swaps
Buy Protection
Deutsche Bank AG		Dec. 2018	Credit Suisse International	(1%)	Quarterly	$6,500	$(15)	$(3)	$(18)
Deutsche Bank AG		Mar. 2019	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	4,085	(10)	(14)	(24)
National Australia Bank Ltd		Dec. 2018	Credit Suisse International	(1%)	Quarterly	6,500	(15)	(6)	(21)
National Australia Bank Ltd		Dec. 2018	Credit Suisse International	(1%)	Quarterly	6,500	(16)	(5)	(21)
TOTAL BUY PROTECTION							(56)	(28)	(84)
Sell Protection
Countrywide Home Loans Inc Series 2003-BC1 Class B1	Ba2	Mar. 2032	Merrill Lynch International	4.29%	Monthly	$50	0	0	0

TOTAL CREDIT DEFAULT SWAPS							$(56)	$(28)	$(84)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Portfolio could be required to make if a credit event were to occur.

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) A portion of the security sold on a delayed delivery basis.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $201,342,000 or 2.8% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $191,000.

 (g) Level 3 security

 (h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$2,248
Fidelity Mortgage Backed Securities Central Fund	18,904
Fidelity Specialized High Income Central Fund	8,155
Total	$29,307

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds(a)	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$2,817,552	$281,604	$1,406,756	$(28,108)	$(978)	$1,663,314	18.8%
Fidelity Specialized High Income Central Fund	488,400	8,155	221,335	(10,915)	(3,504)	260,801	36.1%
Total	$3,305,952	$289,759	$1,628,091	$(39,023)	$(4,482)	$1,924,115

 (a) Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$1,771,561	$--	$1,771,561	$--
U.S. Government and Government Agency Obligations	3,027,848	--	3,027,848	--
Asset-Backed Securities	53,335	--	52,700	635
Collateralized Mortgage Obligations	3,151	--	3,151	--
Commercial Mortgage Securities	28,171	--	28,171	--
Municipal Securities	51,283	--	51,283	--
Bank Notes	33,146	--	33,146	--
Fixed-Income Funds	1,924,115	1,924,115	--	--
Preferred Securities	6,010	--	6,010	--
Money Market Funds	165,190	165,190	--	--
Total Investments in Securities:	$7,063,810	$2,089,305	$4,973,870	$635
Derivative Instruments:
Assets
Swaps	$--	$--	$--	$--
Total Assets	$--	$--	$--	$--
Liabilities
Swaps	$(56)	$--	$(56)	$--
Total Liabilities	$(56)	$--	$(56)	$--
Total Derivative Instruments:	$(56)	$--	$(56)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, preferred securities, and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Intermediate Bond Fund

November 30, 2018

IBF-QTLY-0119
1.813081.114

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 50.1%
	Principal Amount (000s)	Value (000s)
COMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.:
2.8% 2/17/21	$7,750	$7,611
3% 6/30/22	2,110	2,046
3.4% 5/15/25	4,920	4,580
3.6% 2/17/23	2,810	2,766
5.875% 10/1/19	287	293
SBA Tower Trust 3.156% 10/15/20 (a)	4,730	4,675
Verizon Communications, Inc.:
1.75% 8/15/21	1,403	1,343
2.946% 3/15/22	2,884	2,826
3% 11/1/21	9,890	9,751
5.15% 9/15/23	4,000	4,228
		40,119
Media - 1.6%
21st Century Fox America, Inc.:
3% 9/15/22	2,241	2,190
4.5% 2/15/21	1,705	1,740
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	6,000	6,010
4.908% 7/23/25	4,820	4,799
Comcast Corp.:
1.625% 1/15/22	5,124	4,861
3.7% 4/15/24	5,370	5,353
3.95% 10/15/25	3,064	3,053
5.15% 3/1/20	4,685	4,793
Discovery Communications LLC:
2.95% 3/20/23	6,130	5,824
3.25% 4/1/23	563	541
Time Warner Cable, Inc. 8.25% 4/1/19	2,550	2,590
		41,754

TOTAL COMMUNICATION SERVICES		81,873

CONSUMER DISCRETIONARY - 3.7%
Automobiles - 2.0%
BMW U.S. Capital LLC 2.7% 4/6/22 (a)	6,432	6,177
Daimler Finance North America LLC:
2.3% 2/12/21 (a)	5,880	5,703
2.85% 1/6/22 (a)	3,657	3,547
General Motors Financial Co., Inc.:
2.65% 4/13/20	4,423	4,366
3.1% 1/15/19	4,690	4,689
3.15% 1/15/20	6,680	6,634
3.25% 1/5/23	5,500	5,175
4.15% 6/19/23	6,023	5,852
4.35% 4/9/25	6,000	5,697
Volkswagen Group of America Finance LLC 2.45% 11/20/19 (a)	6,500	6,436
		54,276
Hotels, Restaurants & Leisure - 0.4%
McDonald's Corp. 2.625% 1/15/22	3,857	3,752
Starbucks Corp. 3.8% 8/15/25	6,719	6,610
		10,362
Household Durables - 0.7%
D.R. Horton, Inc. 4% 2/15/20	8,000	8,009
Lennar Corp. 2.95% 11/29/20	6,000	5,843
Toll Brothers Finance Corp. 4.875% 11/15/25	4,400	4,180
		18,032
Internet & Direct Marketing Retail - 0.2%
Amazon.com, Inc. 2.8% 8/22/24	5,431	5,194
Multiline Retail - 0.3%
Dollar Tree, Inc. 3.7% 5/15/23	7,200	7,015
Specialty Retail - 0.1%
AutoZone, Inc. 3.7% 4/15/22	3,290	3,278

TOTAL CONSUMER DISCRETIONARY		98,157

CONSUMER STAPLES - 1.5%
Beverages - 0.4%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21 (b)	3,252	3,187
3.3% 2/1/23	7,172	6,944
		10,131
Food Products - 0.6%
Cargill, Inc. 3.25% 11/15/21 (a)	4,000	3,958
Conagra Brands, Inc. 4.3% 5/1/24	6,700	6,672
General Mills, Inc.:
3.2% 4/16/21	1,071	1,061
3.7% 10/17/23	5,017	4,916
		16,607
Tobacco - 0.5%
BAT International Finance PLC 3.5% 6/15/22 (a)	4,810	4,679
Imperial Tobacco Finance PLC 3.75% 7/21/22 (a)	4,789	4,698
Reynolds American, Inc.:
3.25% 6/12/20	638	632
4% 6/12/22	2,191	2,170
		12,179

TOTAL CONSUMER STAPLES		38,917

ENERGY - 4.2%
Energy Equipment & Services - 0.2%
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	5,067	5,239
Oil, Gas & Consumable Fuels - 4.0%
Anadarko Petroleum Corp. 4.85% 3/15/21	4,470	4,562
Canadian Natural Resources Ltd.:
3.45% 11/15/21	7,072	7,003
3.9% 2/1/25	3,400	3,268
Cenovus Energy, Inc.:
3% 8/15/22	4,820	4,538
3.8% 9/15/23	3,731	3,553
5.7% 10/15/19	2,788	2,833
Columbia Pipeline Group, Inc. 3.3% 6/1/20	2,974	2,960
DCP Midstream LLC 5.35% 3/15/20 (a)	4,118	4,159
DCP Midstream Operating LP:
2.7% 4/1/19	1,120	1,114
3.875% 3/15/23	3,530	3,380
Enbridge Energy Partners LP 4.2% 9/15/21	4,308	4,341
Energy Transfer Partners LP:
3.6% 2/1/23	3,281	3,166
4.2% 9/15/23	1,661	1,628
Enterprise Products Operating LP 4.05% 2/15/22	4,350	4,376
EQT Corp. 2.5% 10/1/20	2,725	2,648
Kinder Morgan Energy Partners LP 3.95% 9/1/22	775	768
MPLX LP:
3.375% 3/15/23	5,069	4,865
4% 2/15/25	500	479
4.5% 7/15/23	990	994
Petroleos Mexicanos:
3.5% 1/30/23	3,205	2,887
4.625% 9/21/23	3,200	2,971
5.35% 2/12/28 (a)	3,350	2,887
Plains All American Pipeline LP/PAA Finance Corp.:
2.6% 12/15/19	3,100	3,066
3.65% 6/1/22	5,156	5,009
3.85% 10/15/23	2,649	2,541
Southeast Supply Header LLC 4.25% 6/15/24 (a)	3,066	3,038
The Williams Companies, Inc.:
3.7% 1/15/23	1,003	976
4.55% 6/24/24	4,547	4,550
Western Gas Partners LP 5.375% 6/1/21	4,300	4,411
Williams Partners LP:
3.6% 3/15/22	9,470	9,298
4.3% 3/4/24	4,990	4,928
		107,197

TOTAL ENERGY		112,436

FINANCIALS - 21.2%
Banks - 11.1%
Bank of America Corp.:
2.625% 4/19/21	4,740	4,642
3.004% 12/20/23 (c)	6,528	6,259
3.864% 7/23/24 (c)	5,000	4,952
4.2% 8/26/24	3,440	3,396
4.25% 10/22/26	3,412	3,306
4.45% 3/3/26	3,485	3,423
Bank of Nova Scotia:
2.8% 7/21/21	3,440	3,382
4.5% 12/16/25	6,400	6,329
Barclays PLC:
2.75% 11/8/19	2,863	2,834
2.875% 6/8/20	4,810	4,715
3.2% 8/10/21	4,798	4,653
3.25% 1/12/21	3,509	3,424
Canadian Imperial Bank of Commerce 2.55% 6/16/22	4,637	4,465
CIT Group, Inc. 4.75% 2/16/24	5,000	4,853
Citigroup, Inc.:
2.7% 3/30/21	6,300	6,163
2.7% 10/27/22	11,000	10,505
2.75% 4/25/22	4,500	4,328
2.9% 12/8/21	4,703	4,572
4.6% 3/9/26	3,280	3,224
Citizens Bank NA:
2.55% 5/13/21	4,261	4,143
2.65% 5/26/22	3,090	2,973
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	1,271	1,259
Comerica, Inc. 2.125% 5/23/19	2,052	2,042
Commonwealth Bank of Australia 2.55% 3/15/21	3,120	3,057
Compass Bank 3.5% 6/11/21	4,093	4,038
Danske Bank A/S 3.875% 9/12/23 (a)	3,000	2,867
Fifth Third Bancorp 2.875% 7/27/20	3,200	3,171
First Horizon National Corp. 3.5% 12/15/20	7,958	7,917
HSBC Holdings PLC:
3.262% 3/13/23 (c)	4,790	4,659
4% 3/30/22	3,778	3,801
5.1% 4/5/21	4,270	4,390
Huntington Bancshares, Inc.:
2.3% 1/14/22	4,800	4,585
3.15% 3/14/21	4,700	4,644
7% 12/15/20	1,204	1,283
ING Groep NV 3.15% 3/29/22	4,500	4,376
Intesa Sanpaolo SpA 3.375% 1/12/23 (a)	7,600	6,830
Japan Bank International Cooperation 1.5% 7/21/21	5,952	5,701
JPMorgan Chase & Co.:
3.514% 6/18/22 (c)	9,500	9,464
3.797% 7/23/24 (c)	4,840	4,787
3.875% 9/10/24	5,168	5,059
4.125% 12/15/26	5,070	4,937
4.5% 1/24/22	4,210	4,310
KeyCorp. 5.1% 3/24/21	4,303	4,451
Mitsubishi UFJ Financial Group, Inc.:
2.19% 9/13/21	4,839	4,655
2.95% 3/1/21	4,196	4,141
3.455% 3/2/23	6,000	5,934
Mitsubishi UFJ Trust & Banking Corp. 2.45% 10/16/19 (a)	5,070	5,036
Regions Financial Corp.:
2.75% 8/14/22	5,593	5,367
3.2% 2/8/21	4,701	4,635
Royal Bank of Canada 2.35% 10/30/20	6,360	6,251
Royal Bank of Scotland Group PLC:
4.519% 6/25/24 (c)	6,878	6,698
5.125% 5/28/24	5,130	4,972
Santander Holdings U.S.A., Inc.:
3.4% 1/18/23	5,000	4,738
4.45% 12/3/21	5,000	5,009
Sumitomo Mitsui Financial Group, Inc. 2.934% 3/9/21	4,046	3,995
SunTrust Banks, Inc. 2.9% 3/3/21	4,672	4,604
Synovus Financial Corp. 3.125% 11/1/22	6,476	6,104
The Toronto-Dominion Bank:
1.8% 7/13/21	8,310	7,981
2.125% 4/7/21	4,740	4,612
Wells Fargo & Co.:
3% 1/22/21	6,034	5,962
4.3% 7/22/27	4,780	4,637
Westpac Banking Corp. 2.8% 1/11/22	4,802	4,686
		294,186
Capital Markets - 3.1%
BlackRock, Inc. 4.25% 5/24/21	3,460	3,542
Credit Suisse Group AG 4.207% 6/12/24 (a)(c)	10,000	9,879
Deutsche Bank AG London Branch 2.5% 2/13/19	8,876	8,847
Deutsche Bank AG New York Branch 3.15% 1/22/21	3,413	3,292
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (c)	6,196	5,978
3.2% 2/23/23	13,500	13,061
IntercontinentalExchange, Inc. 2.75% 12/1/20	1,103	1,090
Lazard Group LLC 4.25% 11/14/20	661	668
Moody's Corp.:
2.75% 12/15/21	779	757
3.25% 6/7/21	2,980	2,953
Morgan Stanley:
2.5% 4/21/21	5,000	4,863
3.125% 1/23/23	5,609	5,418
3.737% 4/24/24 (c)	5,698	5,610
3.875% 1/27/26	4,600	4,435
4.875% 11/1/22	3,010	3,075
5.625% 9/23/19	933	950
5.75% 1/25/21	4,378	4,558
7.3% 5/13/19	3,668	3,734
		82,710
Consumer Finance - 2.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.3% 1/23/23	5,800	5,518
3.5% 5/26/22	1,109	1,080
4.125% 7/3/23	2,092	2,050
Ally Financial, Inc. 4.25% 4/15/21	7,800	7,732
Capital One Financial Corp. 3.2% 1/30/23	6,000	5,798
Discover Financial Services:
3.85% 11/21/22	196	194
5.2% 4/27/22	5,287	5,437
Ford Motor Credit Co. LLC:
3.157% 8/4/20	3,320	3,246
3.336% 3/18/21	7,800	7,536
3.339% 3/28/22	2,657	2,504
4.14% 2/15/23	5,500	5,213
4.25% 9/20/22	4,080	3,920
Hyundai Capital America 3% 10/30/20 (a)	6,329	6,229
Synchrony Financial:
3% 8/15/19	1,208	1,199
3.75% 8/15/21	4,450	4,339
		61,995
Diversified Financial Services - 1.4%
AXA Equitable Holdings, Inc. 4.35% 4/20/28 (a)	5,800	5,505
Brixmor Operating Partnership LP:
3.85% 2/1/25	2,929	2,804
3.875% 8/15/22	9,128	9,054
4.125% 6/15/26	1,347	1,294
GE Capital International Funding Co. 2.342% 11/15/20	5,430	5,161
Halfmoon Parent, Inc.:
4.125% 11/15/25 (a)	1,172	1,158
4.375% 10/15/28 (a)	8,024	7,879
USAA Capital Corp. 2% 6/1/21 (a)	4,738	4,558
		37,413
Insurance - 3.3%
AIA Group Ltd.:
2.25% 3/11/19 (a)	743	741
3.9% 4/6/28 (a)	8,500	8,393
American International Group, Inc.:
4.2% 4/1/28	7,000	6,677
4.875% 6/1/22	6,517	6,686
Aon Corp. 5% 9/30/20	4,000	4,100
Aon PLC 3.875% 12/15/25	6,215	6,062
Hartford Financial Services Group, Inc. 5.125% 4/15/22	1,889	1,969
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	5,410	5,523
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	4,925	5,059
MassMutual Global Funding II 2.5% 4/13/22 (a)	6,290	6,098
Metropolitan Life Global Funding I 2.65% 4/8/22 (a)	7,790	7,561
Pricoa Global Funding I 2.45% 9/21/22 (a)	4,504	4,318
Prudential Financial, Inc. 4.5% 11/15/20	4,820	4,918
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	4,303	4,397
Unum Group:
4% 3/15/24	3,330	3,284
5.625% 9/15/20	5,021	5,184
Willis Group North America, Inc. 4.5% 9/15/28	5,500	5,393
		86,363

TOTAL FINANCIALS		562,667

HEALTH CARE - 3.0%
Biotechnology - 0.1%
Celgene Corp. 2.875% 8/15/20	3,000	2,965
Health Care Equipment & Supplies - 0.2%
Abbott Laboratories 2.9% 11/30/21	4,648	4,541
Becton, Dickinson & Co. 2.894% 6/6/22	1,094	1,054
		5,595
Health Care Providers & Services - 1.8%
Aetna, Inc. 2.75% 11/15/22	597	567
Anthem, Inc. 3.35% 12/1/24	4,000	3,839
CVS Health Corp.:
2.8% 7/20/20	2,854	2,816
3.7% 3/9/23	2,000	1,968
4.1% 3/25/25	5,945	5,855
4.125% 5/15/21	4,367	4,405
4.3% 3/25/28	5,860	5,708
Elanco Animal Health, Inc.:
3.912% 8/27/21 (a)	501	501
4.272% 8/28/23 (a)	641	636
Express Scripts Holding Co.:
2.6% 11/30/20	1,311	1,284
4.75% 11/15/21	2,329	2,388
Halfmoon Parent, Inc. 3.75% 7/15/23 (a)	2,423	2,390
UnitedHealth Group, Inc.:
2.125% 3/15/21	4,680	4,561
2.75% 2/15/23	684	663
3.35% 7/15/22	1,155	1,149
3.875% 10/15/20	5,296	5,345
WellPoint, Inc. 3.125% 5/15/22	4,290	4,203
		48,278
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.:
3.3% 2/15/22	3,414	3,369
4.15% 2/1/24	918	922
		4,291
Pharmaceuticals - 0.7%
Actavis Funding SCS 3% 3/12/20	6,026	5,987
Mylan NV 4.55% 4/15/28 (a)	2,226	2,077
Perrigo Co. PLC 3.5% 3/15/21	2,617	2,570
Perrigo Finance PLC 3.5% 12/15/21	351	341
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	8,037	7,705
Zoetis, Inc. 3.25% 2/1/23	1,553	1,516
		20,196

TOTAL HEALTH CARE		81,325

INDUSTRIALS - 2.7%
Aerospace & Defense - 0.6%
BAE Systems Holdings, Inc.:
2.85% 12/15/20 (a)	6,260	6,154
3.8% 10/7/24 (a)	2,162	2,130
Harris Corp. 4.4% 6/15/28	5,600	5,527
United Technologies Corp. 3.35% 8/16/21	1,618	1,613
		15,424
Airlines - 0.5%
Delta Air Lines, Inc.:
2.875% 3/13/20	6,200	6,150
3.8% 4/19/23	2,800	2,734
U.S. Airways pass-thru trust certificates 8.36% 1/20/19	39	40
United Airlines, Inc. equipment trust certificate 4.6% 3/1/26	5,324	5,281
		14,205
Electrical Equipment - 0.1%
Fortive Corp. 2.35% 6/15/21	2,288	2,214
Industrial Conglomerates - 0.2%
General Electric Co. 2.7% 10/9/22	3,340	3,014
Roper Technologies, Inc. 3% 12/15/20	3,140	3,107
		6,121
Machinery - 0.6%
Deere & Co. 2.6% 6/8/22	8,200	7,934
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	924	914
Westinghouse Air Brake Co. 4.15% 3/15/24	7,000	6,758
		15,606
Trading Companies & Distributors - 0.7%
Air Lease Corp.:
2.625% 7/1/22	3,000	2,864
3.375% 6/1/21	4,710	4,627
4.75% 3/1/20	2,913	2,954
International Lease Finance Corp. 5.875% 8/15/22	6,480	6,793
		17,238

TOTAL INDUSTRIALS		70,808

INFORMATION TECHNOLOGY - 1.3%
Communications Equipment - 0.2%
Cisco Systems, Inc. 1.85% 9/20/21	4,829	4,641
Electronic Equipment & Components - 0.7%
Amphenol Corp.:
3.125% 9/15/21	1,119	1,108
3.2% 4/1/24	1,056	1,009
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (a)	9,430	9,440
5.45% 6/15/23 (a)	6,263	6,403
		17,960
IT Services - 0.2%
The Western Union Co. 4.25% 6/9/23	5,500	5,470
Semiconductors & Semiconductor Equipment - 0.2%
NVIDIA Corp. 2.2% 9/16/21	6,440	6,243

TOTAL INFORMATION TECHNOLOGY		34,314

MATERIALS - 1.1%
Chemicals - 0.8%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP:
2.45% 5/1/20 (a)	2,969	2,935
3.3% 5/1/23 (a)	3,392	3,331
LYB International Finance II BV 3.5% 3/2/27	3,160	2,876
The Dow Chemical Co. 4.125% 11/15/21	4,063	4,103
The Mosaic Co.:
3.25% 11/15/22	1,917	1,859
4.25% 11/15/23	5,095	5,113
		20,217
Construction Materials - 0.3%
CRH America Finance, Inc. 3.95% 4/4/28 (a)	8,500	7,985

TOTAL MATERIALS		28,202

REAL ESTATE - 4.2%
Equity Real Estate Investment Trusts (REITs) - 3.0%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	723	717
4.6% 4/1/22	1,262	1,293
4.7% 7/1/30	3,170	3,181
AvalonBay Communities, Inc. 3.625% 10/1/20	1,583	1,587
Boston Properties, Inc.:
3.2% 1/15/25	3,000	2,830
3.85% 2/1/23	3,900	3,858
Camden Property Trust 4.25% 1/15/24	2,807	2,851
Corporate Office Properties LP:
3.7% 6/15/21	2,256	2,223
5% 7/1/25	1,529	1,544
DDR Corp.:
3.625% 2/1/25	1,358	1,278
4.25% 2/1/26	2,246	2,167
4.625% 7/15/22	6,764	6,897
Duke Realty LP 3.625% 4/15/23	1,976	1,954
Equity One, Inc. 3.75% 11/15/22	8,200	8,112
ERP Operating LP 4.75% 7/15/20	2,996	3,045
HCP, Inc. 4.25% 11/15/23	5,100	5,071
Healthcare Trust of America Holdings LP 2.95% 7/1/22	4,747	4,568
Kimco Realty Corp.:
3.2% 5/1/21	5,040	4,965
3.4% 11/1/22	2,493	2,427
Lexington Corporate Properties Trust 4.4% 6/15/24	1,190	1,165
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	3,051	3,011
4.5% 1/15/25	1,111	1,079
4.5% 4/1/27	3,298	3,155
4.95% 4/1/24	1,104	1,115
5.25% 1/15/26	3,160	3,188
Regency Centers LP 3.75% 6/15/24	2,349	2,298
Simon Property Group LP 2.35% 1/30/22	1,248	1,202
Ventas Realty LP:
3.125% 6/15/23	885	855
4% 3/1/28	1,168	1,115
Welltower, Inc. 3.95% 9/1/23	2,307	2,292
		81,043
Real Estate Management & Development - 1.2%
Brandywine Operating Partnership LP 3.95% 2/15/23	4,400	4,342
Digital Realty Trust LP:
3.4% 10/1/20	3,292	3,280
3.95% 7/1/22	4,592	4,601
Liberty Property LP 4.75% 10/1/20	7,111	7,244
Mack-Cali Realty LP 4.5% 4/18/22	1,234	1,179
Post Apartment Homes LP 3.375% 12/1/22	2,705	2,649
Tanger Properties LP 3.75% 12/1/24	3,076	2,949
Washington Prime Group LP 3.85% 4/1/20	4,940	4,892
		31,136

TOTAL REAL ESTATE		112,179

UTILITIES - 4.1%
Electric Utilities - 2.4%
American Electric Power Co., Inc. 2.15% 11/13/20	3,740	3,642
Cleveland Electric Illuminating Co. 3.5% 4/1/28 (a)	6,000	5,633
Commonwealth Edison Co. 4% 8/1/20	4,400	4,431
Duke Energy Corp. 1.8% 9/1/21	1,793	1,705
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (a)	369	385
Edison International 2.95% 3/15/23	1,206	1,142
Eversource Energy:
2.5% 3/15/21	2,923	2,859
2.8% 5/1/23	4,679	4,511
Exelon Corp.:
2.85% 6/15/20	934	919
3.497% 6/1/22 (c)	5,741	5,568
FirstEnergy Corp. 4.25% 3/15/23	4,000	4,021
IPALCO Enterprises, Inc. 3.7% 9/1/24	1,226	1,171
ITC Holdings Corp. 2.7% 11/15/22	3,739	3,569
LG&E and KU Energy LLC 3.75% 11/15/20	19	19
PPL Capital Funding, Inc. 4.2% 6/15/22	4,268	4,299
Progress Energy, Inc. 4.4% 1/15/21	4,958	5,038
Southern Co. 2.35% 7/1/21	7,954	7,661
Tampa Electric Co. 5.4% 5/15/21	1,635	1,701
TECO Finance, Inc. 5.15% 3/15/20	1,709	1,743
Wisconsin Electric Power Co. 2.95% 9/15/21	768	763
Xcel Energy, Inc. 2.4% 3/15/21	1,730	1,693
		62,473
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,325	1,337
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP 2.7% 6/15/21	806	781
Multi-Utilities - 1.7%
Berkshire Hathaway Energy Co. 3.25% 4/15/28	6,000	5,644
Consolidated Edison Co. of New York, Inc. 4.45% 6/15/20	4,620	4,696
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 4.6861% 9/30/66 (c)(d)	4,542	4,201
3 month U.S. LIBOR + 2.825% 5.221% 6/30/66 (c)(d)	4,221	4,010
2% 8/15/21	1,807	1,721
NiSource Finance Corp. 2.65% 11/17/22	5,299	5,102
NiSource, Inc. 3.65% 6/15/23 (a)	6,894	6,780
Public Service Enterprise Group, Inc. 2% 11/15/21	2,151	2,040
Sempra Energy:
2.875% 10/1/22	1,677	1,601
3.4% 2/1/28	5,950	5,414
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.7286% 5/15/67 (c)(d)	3,383	2,901
		44,110

TOTAL UTILITIES		108,701

TOTAL NONCONVERTIBLE BONDS
(Cost $1,353,361)		1,329,579

U.S. Treasury Obligations - 33.2%
U.S. Treasury Notes:
1.375% 3/31/20	$297,551	$292,069
2.125% 6/30/22	47,923	46,753
2.125% 5/15/25	186,287	177,649
2.25% 2/15/27	276,133	261,712
2.375% 8/15/24	107,786	104,860
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $903,724)		883,043

U.S. Government Agency - Mortgage Securities - 0.7%
Fannie Mae - 0.4%
2.5% 1/1/33	5,868	5,601
5.5% 11/1/34 to 6/1/36	2,860	3,084
6.5% 7/1/32 to 8/1/36	1,731	1,916
7% 8/1/25 to 2/1/32	8	8
7.5% 11/1/22 to 8/1/29	68	74

TOTAL FANNIE MAE		10,683

Freddie Mac - 0.2%
5.5% 3/1/34 to 7/1/35	4,829	5,196
7.5% 7/1/27 to 1/1/33	13	15

TOTAL FREDDIE MAC		5,211

Ginnie Mae - 0.1%
7% 1/15/28 to 11/15/32	1,302	1,465
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $17,585)		17,359

Asset-Backed Securities - 1.8%
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1 month U.S. LIBOR + 1.125% 3.4399% 2/25/35 (c)(d)	$1,104	$1,106
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.73% 4/20/20	42	42
Dell Equipment Finance Trust:
Series 2017-2 Class A3, 2.19% 10/24/22 (a)	2,053	2,034
Series 2018-2 Class A3, 3.37% 10/22/23 (a)	2,314	2,319
Dominos Pizza Master Issuer LLC Series 2018-1A Class A2I, 4.116% 7/25/48 (a)	5,319	5,227
Ford Credit Auto Owner Trust Series 2016-1 Class A, 2.31% 8/15/27 (a)	6,130	5,999
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 2.4865% 11/15/34 (a)(c)(d)	225	221
Class B, 1 month U.S. LIBOR + 0.280% 2.5865% 11/15/34 (a)(c)(d)	82	80
Class C, 1 month U.S. LIBOR + 0.380% 2.6865% 11/15/34 (a)(c)(d)	135	128
Class D, 1 month U.S. LIBOR + 0.750% 3.0565% 11/15/34 (a)(c)(d)	51	48
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 3.531% 3/27/42 (c)(d)	2,280	1,832
Morgan Stanley ABS Capital I Trust Series 2004-HE7 Class B3, 1 month U.S. LIBOR + 5.250% 7.5649% 8/25/34 (c)(d)	186	178
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.8249% 9/25/35 (c)(d)	497	496
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 3.5599% 1/25/36 (c)(d)	665	665
Prosper Marketplace Issuance Trust Series 2017-3A Class A, 2.36% 11/15/23 (a)	1,111	1,107
Santander Retail Auto Lease Trust Series 2018-A Class A3, 2.93% 5/20/21 (a)	4,808	4,787
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 3.1749% 9/25/34 (c)(d)	145	140
Thunderbolt Aircraft Lease Ltd. Series 2017-A Class A, 4.212% 5/17/32 (a)	2,727	2,748
Towd Point Mortgage Trust:
Series 2018-3 Class A1, 3.75% 5/25/58 (a)	3,210	3,201
Series 2018-6 Class A1A, 3.75% 3/25/58 (a)	6,687	6,679
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 2.9681% 4/6/42 (a)(c)(d)(e)	1,745	1,217
Verizon Owner Trust Series 2018-A Class B, 3.38% 4/20/23	6,700	6,709
TOTAL ASSET-BACKED SECURITIES
(Cost $44,016)		46,963

Collateralized Mortgage Obligations - 1.6%
Private Sponsor - 0.0%
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.4514% 2/25/37 (c)(d)	95	94
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.3769% 7/20/34 (c)(d)	6	6

TOTAL PRIVATE SPONSOR		100

U.S. Government Agency - 1.6%
Fannie Mae:
planned amortization class Series 2015-28 Class P, 2.5% 5/25/45	9,950	9,593
Series 2013-16 Class GP, 3% 3/25/33	8,459	8,391
Series 2015-28 Class JE, 3% 5/25/45	6,784	6,680
Series 2016-19 Class AH, 3% 4/25/46	4,313	4,247
Freddie Mac Series 3949 Class MK, 4.5% 10/15/34	798	825
Freddie Mac Seasoned Credit Risk Transfer Trust sequential payer Series 2018-3 Class MA, 3.5% 8/25/57	12,968	12,922

TOTAL U.S. GOVERNMENT AGENCY		42,658

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $44,499)		42,758

Commercial Mortgage Securities - 7.3%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8362% 2/14/43 (c)(f)	17	0
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class A, 3.3228% 9/10/28 (a)	4,789	4,785
Benchmark Mortgage Trust Series 2018-B7 Class A2, 4.377% 11/15/51	3,245	3,364
BX Trust floater Series 2018-IND Class B, 1 month U.S. LIBOR + 0.900% 3.2065% 11/15/35 (a)(c)(d)	5,271	5,261
CGBAM Commercial Mortgage Trust Series 2015-SMRT:
Class A, 2.808% 4/10/28 (a)	4,927	4,897
Class D, 3.768% 4/10/28 (a)	1,568	1,564
Citigroup Commercial Mortgage Trust sequential payer Series 2014-GC23 Class A3, 3.356% 7/10/47	5,277	5,220
COMM Mortgage Trust:
sequential payer:
Series 2012-CR3 Class A3, 2.822% 10/15/45	1,511	1,474
Series 2012-LC4 Class A4, 3.288% 12/10/44	5,021	4,997
Series 2013-CR7 Class AM, 3.314% 3/10/46 (a)	984	964
Series 2013-CR13 Class AM, 4.449% 11/10/46	2,681	2,764
Series 2013-CR6 Class A4, 3.101% 3/10/46	3,556	3,496
Series 2013-LC6 Class ASB, 2.478% 1/10/46	6,521	6,419
Freddie Mac:
sequential payer Series K057 Class A2, 2.57% 7/25/26	5,509	5,177
Series K064 Class A2, 3.224% 3/25/27	8,360	8,165
Series K079 Class A1, 3.729% 2/25/28	1,759	1,784
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.4949% 12/15/34 (a)(c)	6,240	6,204
Class CFX, 3.4949% 12/15/34 (a)(c)	2,801	2,790
GS Mortgage Securities Trust:
sequential payer Series 2012-GC6:
Class A/S, 4.948% 1/10/45 (a)	9,570	9,946
Class A3, 3.482% 1/10/45	3,142	3,148
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (a)	4,318	4,496
Series 2012-GCJ9 Class A/S, 3.124% 11/10/45	3,760	3,689
Series 2013-GC13 Class A/S, 4.2179% 7/10/46 (a)(c)	10,863	11,122
Series 2013-GC16 Class A/S, 4.649% 11/10/46	11,933	12,404
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-C6 Class A/S, 4.1166% 5/15/45	8,844	8,945
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-C10 Class A5, 3.1425% 12/15/47	2,478	2,439
Series 2018-AON Class D, 4.767% 7/5/31 (a)	5,354	5,468
Series 2018-WPT Class AFX, 4.2475% 7/5/33 (a)	3,141	3,232
Morgan Stanley BAML Trust:
sequential payer:
Series 2013-C11 Class A4, 4.3025% 8/15/46 (c)	1,650	1,693
Series 2013-C7 Class A4, 2.918% 2/15/46	7,556	7,376
Series 2014-C17 Class ASB, 3.477% 8/15/47	4,305	4,293
Morgan Stanley Capital I Trust sequential payer Series 2011-C2 Class A4, 4.661% 6/15/44 (a)	2,641	2,711
MSCG Trust Series 2016-SNR Class A, 3.4596% 11/15/34 (a)(c)	2,485	2,416
RETL floater Series 2018-RVP Class A, 1 month U.S. LIBOR + 1.100% 3.4065% 3/15/33 (a)(c)(d)	3,885	3,875
SBA Tower Trust 3.168% 4/9/47 (a)	6,190	6,050
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.2242% 12/15/50 (c)(f)	94,228	6,596
UBS-Barclays Commercial Mortgage Trust Series 2012-C2 Class ASEC, 4.179% 5/10/63 (a)	3,400	3,426
WF-RBS Commercial Mortgage Trust:
sequential payer:
Series 2012-C9 Class A3, 2.87% 11/15/45	3,352	3,281
Series 2013-C11 Class A5, 3.071% 3/15/45	6,010	5,904
Series 2013-C11 Class ASB, 2.63% 3/15/45	7,433	7,334
Series 2013-C12 Class A4, 3.198% 3/15/48	5,371	5,296
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $197,826)		194,465

Municipal Securities - 0.6%
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19	10,620	10,691
New York City Transitional Fin. Auth. Rev. Series 2017 E, 2.85% 2/1/24	1,515	1,475
New York Urban Dev. Corp. Rev. Series 2017 B, 2.67% 3/15/23	3,815	3,718
TOTAL MUNICIPAL SECURITIES
(Cost $16,018)		15,884

Foreign Government and Government Agency Obligations - 0.6%
Ontario Province 2.4% 2/8/22	$10,820	$10,557
Province of Quebec 2.375% 1/31/22	6,291	6,151
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $17,090)		16,708

Bank Notes - 1.6%
Capital One NA 2.95% 7/23/21	3,430	3,352
Citizens Bank NA 2.25% 10/30/20	4,523	4,402
Compass Bank 2.875% 6/29/22	3,074	2,943
Discover Bank:
(Delaware) 3.2% 8/9/21	$3,500	$3,436
3.1% 6/4/20	3,441	3,408
Manufacturers & Traders Trust Co. 2.5% 5/18/22	4,630	4,462
PNC Bank NA:
2.45% 11/5/20	4,458	4,374
2.55% 12/9/21	6,260	6,081
SunTrust Bank 2.75% 5/1/23	4,300	4,111
Wells Fargo Bank NA 3.55% 8/14/23	5,500	5,406
TOTAL BANK NOTES
(Cost $43,074)		41,975
	Shares	Value (000s)

Fixed-Income Funds - 1.1%
Fidelity Specialized High Income Central Fund (g)
(Cost $32,546)	314,156	30,351

Money Market Funds - 0.9%
Fidelity Cash Central Fund, 2.27% (h)
(Cost $23,392)	23,387,459	23,392
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $2,693,131)		2,642,477
NET OTHER ASSETS (LIABILITIES) - 0.5%		13,911
NET ASSETS - 100%		$2,656,388

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $309,970,000 or 11.7% of net assets.

 (b) A portion of the security sold on a delayed delivery basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Level 3 security

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$98
Fidelity Specialized High Income Central Fund	583
Total	$681

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$30,768	$583	$--	$--	$(1,000)	$30,351	4.2%
Total	$30,768	$583	$--	$--	$(1,000)	$30,351

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$1,329,579	$--	$1,329,579	$--
U.S. Government and Government Agency Obligations	883,043	--	883,043	--
U.S. Government Agency - Mortgage Securities	17,359	--	17,359	--
Asset-Backed Securities	46,963	--	45,746	1,217
Collateralized Mortgage Obligations	42,758	--	42,758	--
Commercial Mortgage Securities	194,465	--	194,465	--
Municipal Securities	15,884	--	15,884	--
Foreign Government and Government Agency Obligations	16,708	--	16,708	--
Bank Notes	41,975	--	41,975	--
Fixed-Income Funds	30,351	30,351	--	--
Money Market Funds	23,392	23,392	--	--
Total Investments in Securities:	$2,642,477	$53,743	$2,587,517	$1,217

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Short-Term Bond Fund

November 30, 2018

STP-QTLY-0119
1.813036.114

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 47.9%
	Principal Amount (000s)	Value (000s)
COMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 1.3%
AT&T, Inc. 2.45% 6/30/20	$13,309	$13,116
BellSouth Corp. 4.333% 4/26/19 (a)(b)	20,000	20,106
British Telecommunications PLC 2.35% 2/14/19	11,567	11,546
Verizon Communications, Inc.:
2.946% 3/15/22	2,835	2,778
3.125% 3/16/22	15,000	14,797
3.5% 11/1/21	7,577	7,579
		69,922
Entertainment - 0.1%
Time Warner, Inc. 4.75% 3/29/21	5,980	6,123
Media - 1.8%
21st Century Fox America, Inc. 4.5% 2/15/21	20,000	20,410
CBS Corp. 2.3% 8/15/19	5,200	5,166
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.579% 7/23/20	11,035	10,994
4.464% 7/23/22	18,225	18,254
Comcast Corp.:
3.3% 10/1/20	15,200	15,199
3.45% 10/1/21	15,185	15,202
Discovery Communications LLC 3 month U.S. LIBOR + 0.710% 3.0475% 9/20/19 (b)(c)	9,726	9,740
		94,965

TOTAL COMMUNICATION SERVICES		171,010

CONSUMER DISCRETIONARY - 3.0%
Automobiles - 2.7%
American Honda Finance Corp. 2% 2/14/20	12,600	12,426
BMW U.S. Capital LLC 2.15% 4/6/20 (a)	20,000	19,716
Daimler Finance North America LLC:
1.5% 7/5/19 (a)	10,750	10,645
2.2% 5/5/20 (a)	15,650	15,375
2.3% 1/6/20 (a)	12,000	11,845
2.3% 2/12/21 (a)	15,000	14,548
3.35% 5/4/21 (a)	15,000	14,814
General Motors Financial Co., Inc.:
2.35% 10/4/19	10,100	10,025
2.65% 4/13/20	8,943	8,828
3.15% 1/15/20	2,000	1,986
3.55% 4/9/21	6,966	6,841
4.2% 3/1/21	6,000	5,972
4.2% 11/6/21	10,250	10,184
		143,205
Diversified Consumer Services - 0.2%
Ingersoll-Rand Global Holding Co. Ltd. 2.9% 2/21/21	9,085	8,980
Household Durables - 0.1%
D.R. Horton, Inc. 2.55% 12/1/20	8,106	7,888

TOTAL CONSUMER DISCRETIONARY		160,073

CONSUMER STAPLES - 2.8%
Beverages - 0.7%
Anheuser-Busch InBev Finance, Inc. 2.65% 2/1/21 (d)	11,173	10,948
Constellation Brands, Inc. 3 month U.S. LIBOR + 0.700% 3.2093% 11/15/21 (b)(c)	13,680	13,587
Diageo Capital PLC 3% 5/18/20	12,050	12,022
		36,557
Food & Staples Retailing - 0.2%
Alimentation Couche-Tard, Inc. 2.35% 12/13/19 (a)	15,100	14,933
Food Products - 0.8%
Conagra Brands, Inc. 3.8% 10/22/21	12,000	11,975
General Mills, Inc.:
3 month U.S. LIBOR + 0.540% 2.9764% 4/16/21 (b)(c)	10,000	9,956
3.2% 4/16/21	2,089	2,069
Tyson Foods, Inc.:
3 month U.S. LIBOR + 0.450% 3.1566% 5/30/19 (b)(c)	11,349	11,350
2.65% 8/15/19	6,460	6,425
		41,775
Tobacco - 1.1%
Bat Capital Corp. 2.297% 8/14/20	37,620	36,597
BAT International Finance PLC 2.75% 6/15/20 (a)	15,080	14,810
Reynolds American, Inc. 3.25% 6/12/20	7,781	7,713
		59,120

TOTAL CONSUMER STAPLES		152,385

ENERGY - 3.3%
Oil, Gas & Consumable Fuels - 3.3%
BP Capital Markets PLC:
1.768% 9/19/19	12,266	12,122
2.315% 2/13/20	10,676	10,565
Cenovus Energy, Inc. 3% 8/15/22	9,635	9,072
DCP Midstream Operating LP 2.7% 4/1/19	544	541
Devon Energy Corp. 3.25% 5/15/22	12,000	11,589
Energy Transfer Partners LP:
3.6% 2/1/23	6,333	6,111
4.2% 9/15/23	3,227	3,162
Enterprise Products Operating LP:
2.55% 10/15/19	7,751	7,695
2.8% 2/15/21	4,353	4,272
EQT Corp. 2.5% 10/1/20	5,508	5,353
Kinder Morgan Energy Partners LP 2.65% 2/1/19	573	572
Kinder Morgan, Inc. 3.05% 12/1/19	9,592	9,522
MPLX LP 4.5% 7/15/23	1,905	1,913
Petroleos Mexicanos 5.375% 3/13/22	14,290	13,975
Phillips 66 Co. 3 month U.S. LIBOR + 0.600% 3.2893% 2/26/21 (b)(c)	11,467	11,442
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	10,460	10,161
Schlumberger Investment SA 3.3% 9/14/21 (a)	10,050	10,021
TransCanada PipeLines Ltd.:
2.125% 11/15/19	12,200	12,059
3.125% 1/15/19	5,527	5,524
Western Gas Partners LP 5.375% 6/1/21	12,000	12,309
Williams Partners LP 3.6% 3/15/22	17,824	17,500
		175,480
FINANCIALS - 22.8%
Banks - 11.4%
ABN AMRO Bank NV:
3 month U.S. LIBOR + 0.410% 2.8596% 1/19/21 (a)(b)(c)	4,000	3,988
3.4% 8/27/21 (a)	17,426	17,286
Bank of America Corp.:
2.25% 4/21/20	5,084	5,008
2.369% 7/21/21 (b)	10,000	9,794
2.625% 10/19/20	22,200	21,855
2.65% 4/1/19	8,000	7,988
3.004% 12/20/23 (b)	15,000	14,383
Barclays Bank PLC 2.65% 1/11/21	12,000	11,679
Barclays PLC:
2.75% 11/8/19	14,000	13,857
3.25% 1/12/21	6,858	6,692
Capital One NA 2.35% 1/31/20	15,650	15,458
Citibank NA 1.85% 9/18/19	16,000	15,847
Citigroup, Inc.:
2.05% 6/7/19	21,921	21,800
2.45% 1/10/20	10,150	10,041
2.5% 7/29/19	8,367	8,330
2.75% 4/25/22	10,000	9,618
3.142% 1/24/23 (b)	12,100	11,814
Citizens Bank NA:
2.25% 3/2/20	12,000	11,823
2.45% 12/4/19	1,240	1,229
2.55% 5/13/21	10,093	9,814
Compass Bank 3.5% 6/11/21	8,067	7,958
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	17,045	16,902
Danske Bank A/S 3.875% 9/12/23 (a)	12,600	12,042
Fifth Third Bancorp 2.875% 7/27/20	7,135	7,070
HSBC Holdings PLC:
3 month U.S. LIBOR + 0.600% 3.24% 5/18/21 (b)(c)	12,000	11,930
3.262% 3/13/23 (b)	12,415	12,074
Huntington National Bank 3.25% 5/14/21	12,000	11,903
ING Bank NV:
3 month U.S. LIBOR + 0.690% 3.086% 10/1/19 (a)(b)(c)	5,200	5,216
2.7% 8/17/20 (a)	3,116	3,074
ING Groep NV 3.15% 3/29/22	20,350	19,787
JPMorgan Chase & Co.:
2.25% 1/23/20	4,447	4,393
2.55% 10/29/20	4,750	4,666
3.514% 6/18/22 (b)	21,000	20,920
Lloyds Bank PLC 3 month U.S. LIBOR + 0.490% 3.0793% 5/7/21 (b)(c)	12,150	12,074
Mitsubishi UFJ Financial Group, Inc.:
2.95% 3/1/21	7,065	6,972
3.535% 7/26/21	12,000	11,994
Mizuho Financial Group, Inc. 3 month U.S. LIBOR + 1.140% 3.4743% 9/13/21 (b)(c)	18,000	18,221
Regions Bank 2.75% 4/1/21	11,226	10,979
Regions Financial Corp.:
2.75% 8/14/22	11,481	11,017
3.2% 2/8/21	6,820	6,725
Royal Bank of Canada:
2.125% 3/2/20	15,000	14,810
2.15% 10/26/20	20,000	19,567
Santander Holdings U.S.A., Inc. 4.45% 12/3/21	10,550	10,569
Sumitomo Mitsui Banking Corp. 2.514% 1/17/20	12,000	11,893
SunTrust Bank 2.25% 1/31/20	25,000	24,735
The Toronto-Dominion Bank:
1.45% 8/13/19	14,925	14,768
2.5% 12/14/20	9,901	9,756
Wells Fargo & Co. 2.6% 7/22/20	17,500	17,227
Wells Fargo Bank NA 3.325% 7/23/21 (b)	10,000	9,948
Westpac Banking Corp.:
1.6% 8/19/19	12,000	11,870
2.15% 3/6/20	12,400	12,229
ZB, National Association 3.5% 8/27/21	11,022	10,975
		612,568
Capital Markets - 3.7%
Cboe Global Markets, Inc. 1.95% 6/28/19	11,637	11,556
Deutsche Bank AG 2.7% 7/13/20	25,500	24,798
Deutsche Bank AG London Branch:
2.5% 2/13/19	1,000	997
2.85% 5/10/19	16,350	16,252
Deutsche Bank AG New York Branch 3.15% 1/22/21	6,717	6,478
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 0.800% 3.1343% 12/13/19 (b)(c)	15,000	15,022
1.95% 7/23/19	12,000	11,911
2% 4/25/19	9,100	9,060
2.55% 10/23/19	15,830	15,721
IntercontinentalExchange, Inc. 2.75% 12/1/20	7,267	7,179
Moody's Corp.:
2.75% 12/15/21	1,564	1,520
3.25% 6/7/21	5,919	5,865
Morgan Stanley:
2.375% 7/23/19	5,730	5,698
2.625% 11/17/21	14,942	14,446
2.65% 1/27/20	12,000	11,900
TD Ameritrade Holding Corp. 3 month U.S. LIBOR + 0.430% 2.971% 11/1/21 (b)(c)	15,000	14,996
UBS AG London Branch 2.2% 6/8/20 (a)	15,250	14,956
UBS AG Stamford Branch 2.375% 8/14/19	9,006	8,953
		197,308
Consumer Finance - 4.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.125% 7/3/23	4,127	4,045
American Express Credit Corp.:
2.2% 3/3/20	10,275	10,130
2.25% 5/5/21	9,000	8,724
2.6% 9/14/20	16,520	16,294
Aviation Capital Group LLC:
3 month U.S. LIBOR + 0.670% 3.1904% 7/30/21 (a)(b)(c)	10,085	10,087
3 month U.S. LIBOR + 0.950% 3.6425% 6/1/21 (a)(b)(c)	10,963	10,966
Capital One Financial Corp. 2.5% 5/12/20	17,000	16,748
Caterpillar Financial Services Corp. 2.1% 1/10/20	8,625	8,528
Ford Motor Credit Co. LLC:
1.897% 8/12/19	10,000	9,866
2.262% 3/28/19	20,170	20,106
2.425% 6/12/20	10,000	9,692
2.597% 11/4/19	10,000	9,881
2.681% 1/9/20	9,933	9,781
3.336% 3/18/21	25,885	25,010
4.14% 2/15/23	6,000	5,687
Hyundai Capital America 2% 7/1/19 (a)	9,125	9,056
Synchrony Financial:
2.6% 1/15/19	20,271	20,247
3% 8/15/19	6,020	5,977
Toyota Motor Credit Corp. 1.95% 4/17/20	12,100	11,899
		222,724
Diversified Financial Services - 1.2%
AIG Global Funding 3.35% 6/25/21 (a)	10,000	9,957
AXA Equitable Holdings, Inc. 3.9% 4/20/23 (a)	1,043	1,023
Brixmor Operating Partnership LP 3.875% 8/15/22	13,088	12,981
GE Capital International Funding Co. 2.342% 11/15/20	11,270	10,713
Halfmoon Parent, Inc.:
3 month U.S. LIBOR + 0.350% 2.6841% 3/17/20 (a)(b)(c)	10,800	10,764
3 month U.S. LIBOR + 0.650% 2.9841% 9/17/21 (a)(b)(c)	5,000	4,963
3.2% 9/17/20 (a)	10,300	10,219
ING Bank NV 1.65% 8/15/19 (a)	5,200	5,148
		65,768
Insurance - 2.3%
ACE INA Holdings, Inc. 2.3% 11/3/20	4,114	4,034
AIA Group Ltd.:
3 month U.S. LIBOR + 0.520% 2.8575% 9/20/21 (a)(b)(c)	11,959	11,961
2.25% 3/11/19 (a)	8,000	7,974
American International Group, Inc. 2.3% 7/16/19	25,278	25,132
Aon Corp. 5% 9/30/20	5,671	5,813
Marsh & McLennan Companies, Inc.:
2.35% 3/6/20	13,491	13,320
2.75% 1/30/22	6,461	6,278
Metropolitan Life Global Funding I:
1.75% 9/19/19 (a)	12,300	12,175
2.05% 6/12/20 (a)	15,230	14,938
Protective Life Global Funding 2.161% 9/25/20 (a)	15,172	14,817
Unum Group 5.625% 9/15/20	7,900	8,157
		124,599

TOTAL FINANCIALS		1,222,967

HEALTH CARE - 5.0%
Biotechnology - 0.4%
AbbVie, Inc. 2.5% 5/14/20	15,888	15,654
Amgen, Inc. 2.2% 5/22/19	8,204	8,168
		23,822
Health Care Equipment & Supplies - 0.8%
Abbott Laboratories 2.9% 11/30/21	6,090	5,949
Becton, Dickinson & Co.:
3 month U.S. LIBOR + 0.875% 3.2611% 12/29/20 (b)(c)	14,032	13,979
2.404% 6/5/20	16,230	15,930
Zimmer Biomet Holdings, Inc. 3 month U.S. LIBOR + 0.750% 3.0888% 3/19/21 (b)(c)	8,625	8,596
		44,454
Health Care Providers & Services - 1.5%
CVS Health Corp.:
3 month U.S. LIBOR + 0.720% 3.0471% 3/9/21 (b)(c)	12,000	12,007
3.35% 3/9/21	13,655	13,527
Elanco Animal Health, Inc. 3.912% 8/27/21 (a)	6,967	6,963
Express Scripts Holding Co.:
2.6% 11/30/20	2,683	2,628
4.75% 11/15/21	4,763	4,883
Halfmoon Parent, Inc. 3.4% 9/17/21 (a)	9,182	9,103
Humana, Inc. 2.5% 12/15/20	7,580	7,409
UnitedHealth Group, Inc. 3.35% 7/15/22	10,000	9,947
WellPoint, Inc. 3.125% 5/15/22	12,140	11,895
		78,362
Pharmaceuticals - 2.3%
Actavis Funding SCS:
3% 3/12/20	15,452	15,353
3.45% 3/15/22	11,000	10,759
Bayer U.S. Finance II LLC 3.5% 6/25/21 (a)	15,000	14,848
GlaxoSmithKline Capital PLC 3.125% 5/14/21	12,280	12,215
Mylan NV 2.5% 6/7/19	9,478	9,423
Perrigo Co. PLC 3.5% 3/15/21	2,117	2,079
Roche Holdings, Inc. 2.25% 9/30/19 (a)	15,000	14,895
Shire Acquisitions Investments Ireland DAC:
1.9% 9/23/19	20,000	19,692
2.4% 9/23/21	5,816	5,575
Teva Pharmaceutical Finance Netherlands III BV:
1.7% 7/19/19	5,380	5,306
2.2% 7/21/21	10,000	9,285
Zoetis, Inc. 3.45% 11/13/20	1,708	1,708
		121,138

TOTAL HEALTH CARE		267,776

INDUSTRIALS - 2.0%
Aerospace & Defense - 0.4%
Northrop Grumman Corp. 2.08% 10/15/20	11,340	11,079
Rockwell Collins, Inc. 1.95% 7/15/19	5,140	5,100
United Technologies Corp. 3.35% 8/16/21	3,120	3,111
		19,290
Airlines - 0.4%
Delta Air Lines, Inc.:
2.875% 3/13/20	15,450	15,325
3.4% 4/19/21	8,454	8,355
		23,680
Electrical Equipment - 0.0%
Fortive Corp. 1.8% 6/15/19	323	320
Machinery - 0.5%
John Deere Capital Corp.:
2.35% 1/8/21	10,000	9,824
3.125% 9/10/21	10,000	9,939
Westinghouse Air Brake Co. 3 month U.S. LIBOR + 1.050% 3.3815% 9/15/21 (b)(c)	6,953	6,955
		26,718
Trading Companies & Distributors - 0.7%
Air Lease Corp.:
2.125% 1/15/20	6,030	5,933
2.5% 3/1/21	6,552	6,360
3.5% 1/15/22	10,200	10,028
International Lease Finance Corp. 5.875% 8/15/22	12,000	12,579
		34,900

TOTAL INDUSTRIALS		104,908

INFORMATION TECHNOLOGY - 1.4%
Electronic Equipment & Components - 1.0%
Amphenol Corp. 2.2% 4/1/20	15,000	14,747
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (a)	13,790	13,760
5.45% 6/15/23 (a)	12,439	12,718
Tyco Electronics Group SA 3 month U.S. LIBOR + 0.450% 3.1881% 6/5/20 (b)(c)	13,393	13,388
		54,613
IT Services - 0.2%
The Western Union Co. 4.25% 6/9/23	10,000	9,945
Semiconductors & Semiconductor Equipment - 0.2%
Analog Devices, Inc. 2.85% 3/12/20	8,263	8,213

TOTAL INFORMATION TECHNOLOGY		72,771

MATERIALS - 0.2%
Chemicals - 0.2%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.3% 5/1/23 (a)	6,696	6,575
The Mosaic Co. 3.25% 11/15/22	3,784	3,669
		10,244
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.1%
ERP Operating LP 2.375% 7/1/19	7,103	7,065
Real Estate Management & Development - 0.4%
Digital Realty Trust LP:
2.75% 2/1/23	4,637	4,414
3.4% 10/1/20	9,129	9,095
Washington Prime Group LP 3.85% 4/1/20	9,340	9,250
		22,759

TOTAL REAL ESTATE		29,824

UTILITIES - 3.7%
Electric Utilities - 1.6%
American Electric Power Co., Inc. 2.15% 11/13/20	7,619	7,420
Duke Energy Corp. 1.8% 9/1/21	3,796	3,611
Edison International 2.125% 4/15/20	15,000	14,555
Eversource Energy 2.5% 3/15/21	7,387	7,225
Exelon Corp.:
2.85% 6/15/20	6,843	6,733
3.497% 6/1/22 (b)	10,555	10,237
ITC Holdings Corp. 2.7% 11/15/22	7,621	7,275
Mississippi Power Co. 3 month U.S. LIBOR + 0.650% 3.031% 3/27/20 (b)(c)	3,420	3,420
Southern Co. 1.85% 7/1/19	23,180	22,990
		83,466
Gas Utilities - 0.3%
WGL Holdings, Inc.:
3 month U.S. LIBOR + 0.400% 3.106% 11/29/19 (b)(c)	12,200	12,196
3 month U.S. LIBOR + 0.550% 2.8843% 3/12/20 (b)(c)	3,037	3,027
		15,223
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP 2.7% 6/15/21	1,671	1,619
Multi-Utilities - 1.8%
Berkshire Hathaway Energy Co. 2.375% 1/15/21	11,369	11,134
Consolidated Edison, Inc. 2% 3/15/20	3,278	3,214
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 4.6861% 9/30/66 (b)(c)	6,389	5,910
1.6% 8/15/19	4,062	4,015
1.875% 1/15/19	15,000	14,977
2.5% 12/1/19	10,591	10,487
NiSource, Inc. 3.65% 6/15/23 (a)	3,297	3,242
Public Service Enterprise Group, Inc. 1.6% 11/15/19	6,071	5,965
Sempra Energy:
1.625% 10/7/19	10,647	10,472
2.4% 2/1/20	15,050	14,776
WEC Energy Group, Inc. 3.375% 6/15/21	12,513	12,421
		96,613

TOTAL UTILITIES		196,921

TOTAL NONCONVERTIBLE BONDS
(Cost $2,600,025)		2,564,359

U.S. Treasury Obligations - 23.6%
U.S. Treasury Notes:
1.125% 2/28/21	$371,476	$357,923
1.5% 5/15/20	346,578	340,229
1.75% 12/31/20	135,000	132,179
1.75% 11/30/21	420,000	407,128
1.875% 6/30/20	27,682	27,286
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,277,630)		1,264,745

U.S. Government Agency - Mortgage Securities - 0.6%
Fannie Mae - 0.4%
3.5% 1/1/26 to 9/1/29	14,416	14,522
4.5% 6/1/19 to 7/1/20	5	5
5.5% 11/1/34	5,000	5,392
7.5% 11/1/31	1	1

TOTAL FANNIE MAE		19,920

Freddie Mac - 0.2%
3.5% 8/1/26	7,342	7,396
4% 9/1/25 to 4/1/26	2,580	2,631
5% 4/1/20	22	22
8.5% 5/1/26 to 7/1/28	76	86

TOTAL FREDDIE MAC		10,135

Ginnie Mae - 0.0%
7% 1/15/25 to 8/15/32	530	591
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $31,583)		30,646

Asset-Backed Securities - 16.3%
Accredited Mortgage Loan Trust Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	$608	$622
Ally Master Owner Trust:
Series 2018-1 Class A1, 2.7% 1/17/23	12,380	12,231
Series 2018-2 Class A, 3.29% 5/15/23	13,920	13,897
American Express Credit Account Master Trust:
Series 2017-1 Class A, 1.93% 9/15/22	17,281	17,044
Series 2017-3 Class A, 1.77% 11/15/22	12,660	12,429
Series 2017-6 Class A, 2.04% 5/15/23	10,120	9,929
Series 2018-4 Class A, 2.99% 12/15/23	11,070	11,042
Series 2018-6 Class A, 3.06% 2/15/24	10,000	9,993
AmeriCredit Automobile Receivables Trust Series 2016-1 Class A3, 1.81% 10/8/20	385	385
Bank of America Credit Card Master Trust:
Series 2017-A1 Class A1, 1.95% 8/15/22	15,536	15,306
Series 2017-A2 Class A2, 1.84% 1/17/23	13,895	13,591
Series 2018-A1 Class A1, 2.7% 7/17/23	14,000	13,870
Series 2018-A2 Class A2, 3% 9/15/23	11,170	11,138
Bank of The West Auto Trust Series 2018-1 Class A3, 3.43% 12/15/22 (a)	5,451	5,461
BMW Floorplan Master Owner Trust Series 2018-1 Class A1, 3.15% 5/15/23 (a)	9,960	9,942
BMW Vehicle Lease Trust:
Series 2017-2 Class A3, 2.07% 10/20/20	5,965	5,910
Series 2018-1 Class A3, 3.26% 7/20/21	4,709	4,712
Canadian Pacer Auto Receivables Trust:
Series 2017-A1 Class A3, 2.05% 3/19/21 (a)	7,086	7,039
Series 2018-1A Class A3, 3% 11/19/21 (a)	9,302	9,271
Series 2018-2A Class A3, 3.27% 12/19/22 (a)	8,203	8,208
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.73% 4/20/20	85	84
Capital One Multi-Asset Execution Trust:
Series 2015-A8 Class A8, 2.05% 8/15/23	8,601	8,437
Series 2017-A1 Class A1, 2% 1/17/23	12,000	11,835
Series 2017-A4 Class A4, 1.99% 7/17/23	12,165	11,915
Series 2018-A1 Class A1, 3.01% 2/15/24	7,366	7,350
Carmax Auto Owner Trust Series 2015-3 Class A3, 1.63% 5/15/20	775	774
CarMax Auto Owner Trust:
Series 2016-4 Class A3, 1.4% 8/15/21	9,222	9,115
Series 2017-3 Class A3, 1.97% 4/15/22	4,981	4,903
Series 2017-4 Class A3, 2.11% 10/17/22	5,039	4,968
Series 2018-2 Class A3, 2.98% 1/17/23	6,019	5,995
Series 2018-4 Class A3, 3.36% 9/15/23	6,648	6,667
Chesapeake Funding II LLC:
Series 2017-2A Class A1, 1.99% 5/15/29 (a)	7,587	7,497
Series 2017-4A Class A2, 1 month U.S. LIBOR + 0.340% 2.6465% 11/15/29 (a)(b)(c)	7,624	7,629
Citibank Credit Card Issuance Trust:
Series 2017-A3 Class A3, 1.92% 4/7/22	14,070	13,862
Series 2017-A8 Class A8, 1.86% 8/8/22	15,000	14,682
Series 2018-A1 Class A1, 2.49% 1/20/23	14,396	14,202
CLUB Credit Trust Series 2017-P1 Class A, 2.42% 9/15/23 (a)	1,705	1,701
CNH Equipment Trust Series 2018-A Class A3, 3.12% 7/17/23	10,123	10,114
Consumer Loan Underlying Bond Credit Trust:
Series 2017-NP2 Class A, 2.55% 1/16/24 (a)	214	214
Series 2018-P2 Class A, 3.47% 10/15/25 (a)	9,922	9,907
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 7.5651% 3/25/32 (b)(c)	7	7
Series 2004-2 Class 3A4, 1 month U.S. LIBOR + 0.500% 2.8149% 7/25/34 (b)(c)	261	246
Dell Equipment Finance Trust:
Series 2017-2 Class A3, 2.19% 10/24/22 (a)	4,152	4,114
Series 2018-1 Class A3, 3.18% 6/22/23 (a)	3,384	3,380
Series 2018-2 Class A3, 3.37% 10/22/23 (a)	4,565	4,574
Discover Card Master Trust:
Series 2015-A2 Class A, 1.9% 10/17/22	22,000	21,649
Series 2018-A5 Class A5, 3.32% 3/15/24	13,150	13,218
DLL Securitization Trust:
Series 2017-A Class A3, 2.14% 12/15/21 (a)	9,856	9,729
Series 2018-ST2 Class A3, 3.46% 1/20/22 (a)	8,545	8,566
Enterprise Fleet Financing LLC:
Series 2016-2 Class A2, 1.74% 2/22/22 (a)	2,144	2,134
Series 2017-1 Class A2, 2.13% 7/20/22 (a)	4,519	4,494
Fannie Mae Series 2004-T5 Class AB1, 1 month U.S. LIBOR + 0.250% 2.9668% 5/28/35 (b)(c)	479	450
Fifth Third Auto Trust Series 2017-1 Class A3, 1.8% 2/15/22	7,509	7,408
Flagship Credit Auto Trust Series 2016-1 Class A, 2.77% 12/15/20 (a)	1,169	1,169
Ford Credit Auto Owner Trust:
Series 2014-2 Class A, 2.31% 4/15/26 (a)	7,170	7,116
Series 2015-2 Class A, 2.44% 1/15/27 (a)	11,704	11,556
Series 2015-C Class A3, 1.41% 2/15/20	26	26
Series 2016-B Class A3, 1.33% 10/15/20	3,703	3,684
Series 2017-A Class A3, 1.67% 6/15/21	10,933	10,833
Series 2018-A Class A3, 3.03% 11/15/22	10,989	10,974
Ford Credit Floorplan Master Owner Trust:
Series 2015-5 Class A, 2.39% 8/15/22	25,466	25,130
Series 2017-2 Class A1, 2.16% 9/15/22	12,180	11,941
Series 2018-1 Class A1, 2.95% 5/15/23	11,000	10,924
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 2.4865% 11/15/34 (a)(b)(c)	36	35
Class B, 1 month U.S. LIBOR + 0.280% 2.5865% 11/15/34 (a)(b)(c)	13	13
Class C, 1 month U.S. LIBOR + 0.380% 2.6865% 11/15/34 (a)(b)(c)	22	21
Class D, 1 month U.S. LIBOR + 0.750% 3.0565% 11/15/34 (a)(b)(c)	8	8
GM Financial Automobile Leasing Trust Series 2018-2 Class A3, 3.06% 6/21/21	5,898	5,891
GM Financial Consumer Automobile Receivables Trust Series 2017-2A Class A3, 1.86% 12/16/21 (a)	11,672	11,521
GM Financial Securitized Term Automobile Recievables Trust 2.32% 7/18/22	5,240	5,158
GMF Floorplan Owner Revolving Trust:
Series 2016-1 Class A1, 1.96% 5/17/21 (a)	10,000	9,951
Series 2017-1 Class A1, 2.22% 1/18/22 (a)	9,903	9,819
Series 2018-2 Class A2, 3.13% 3/15/23 (a)	10,641	10,598
Home Equity Asset Trust Series 2004-1 Class M2, 1 month U.S. LIBOR + 1.700% 4.0149% 6/25/34 (b)(c)	60	61
Huntington Auto Trust Series 2016-1 Class A3, 1.59% 11/16/20	2,943	2,930
Hyundai Auto Receivables Trust:
Series 2015-C Class A3, 1.46% 2/18/20	650	650
Series 2018-A Class A3, 2.79% 7/15/22	7,041	7,004
Hyundai Floorplan Master Owner Trust Series 2016-1A Class A2, 1.81% 3/15/21 (a)	6,861	6,835
John Deere Owner Trust Series 2018-A Class A3, 2.66% 4/18/22	10,804	10,731
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 3.531% 3/27/42 (b)(c)	359	288
Kubota Credit Owner Trust Series 2018-1A Class A3, 3.1% 8/15/22 (a)	13,952	13,928
Mercedes-Benz Auto Lease Trust Series 2018-A Class A3, 2.41% 2/16/21	9,711	9,653
Mercedes-Benz Master Owner Trust Series 2018-AA Class A, 1 month U.S. LIBOR + 0.260% 2.5665% 5/16/22 (a)(b)(c)	10,150	10,134
Nationstar HECM Loan Trust Series 2018-1A Class A, 2.76% 2/25/28 (a)	5,820	5,819
Navient Student Loan Trust Series 2016-6A Class A1, 1 month U.S. LIBOR + 0.480% 2.7951% 3/25/66 (a)(b)(c)	761	762
Navistar Financial Dealer Note Master Trust Series 2018-1 Class A, 1 month U.S. LIBOR + 0.630% 2.9449% 9/25/23 (a)(b)(c)	10,508	10,504
Nissan Auto Receivables Owner Trust Series 2016-B Class A3, 1.32% 1/15/21	4,256	4,222
Nissan Master Owner Trust Receivables Series 2016-A Class A2, 1.54% 6/15/21	7,141	7,084
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 3.5599% 1/25/36 (b)(c)	845	844
Prosper Marketplace Issuance Trust:
Series 2017-2A Class A, 2.41% 9/15/23 (a)	1,085	1,084
Series 2017-3A Class A, 2.36% 11/15/23 (a)	2,254	2,247
Series 2018-1A Class A, 3.11% 6/17/24 (a)	4,984	4,979
Series 2018-2A Class A, 3.35% 10/15/24 (a)	7,521	7,501
Santander Retail Auto Lease Trust:
Series 2017-A Class A3, 2.22% 1/20/21 (a)	11,959	11,832
Series 2018-A Class A3, 2.93% 5/20/21 (a)	9,389	9,348
Securitized Term Auto Receivables Trust:
Series 2016-1A Class A3, 1.524% 3/25/20 (a)	2,268	2,260
Series 2017-1A Class A3, 1.89% 8/25/20 (a)	7,019	6,988
Series 2017-2A Class A3, 2.04% 4/26/21 (a)	7,272	7,188
Series 2018-2A Class A3 3.325% 8/25/22 (a)	13,026	13,049
SLM Private Credit Student Loan Trust Series 2004-B Class C, 3 month U.S. LIBOR + 0.870% 3.2041% 9/15/33 (b)(c)	397	397
SLM Student Loan Trust Series 2003-11 Class A6, 3 month U.S. LIBOR + 0.550% 2.8841% 12/15/25 (a)(b)(c)	16,011	16,085
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 3.1749% 9/25/34 (b)(c)	293	283
Tesla Auto Lease Trust Series 2018-A Class A, 2.32% 12/20/19 (a)	6,200	6,177
Towd Point Mortgage Trust Series 2018-3 Class A1, 3.75% 5/25/58 (a)	6,311	6,293
Toyota Auto Receivables Owner Trust Series 2018-B Class A3, 2.96% 9/15/22	10,784	10,759
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 2.9681% 4/6/42 (a)(b)(c)(e)	261	182
Upgrade Receivables Trust Series 2018-1A Class A, 3.76% 11/15/24 (a)	11,420	11,407
USAA Auto Owner Trust Series 2017-1 Class A3, 1.7% 5/17/21	4,166	4,129
Verizon Owner Trust:
Series 2016-1A Class A, 1.42% 1/20/21 (a)	6,916	6,887
Series 2016-2A Class A, 1.68% 5/20/21 (a)	13,878	13,791
Series 2017-2A Class A, 1.92% 12/20/21 (a)	7,409	7,319
Series 2017-3A Class A1A, 2.06% 4/20/22 (a)	12,364	12,178
Series 2018-A:
Class A1A, 3.23% 4/20/23	12,945	12,947
Class B, 3.38% 4/20/23	5,000	5,006
Volkswagen Auto Loan Enhanced Trust Series 2018-1 Class A3, 3.02% 11/21/22	6,448	6,430
Volvo Financial Equipment Master Owner Trust Series 2018-A Class A, 1 month U.S. LIBOR + 0.520% 2.8265% 7/17/23 (a)(b)(c)	13,210	13,210
Wheels SPV LLC Series 2018-1A Class A2, 3.06% 4/20/27 (a)	10,267	10,242
World Omni Auto Receivables Trust Series 2016-A Class A3, 1.77% 9/15/21	782	775
TOTAL ASSET-BACKED SECURITIES
(Cost $878,654)		872,630

Collateralized Mortgage Obligations - 1.6%
Private Sponsor - 0.7%
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 4.6745% 5/27/35 (a)(b)	1,566	1,560
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (a)(b)	6,944	6,856
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 2.7135% 8/25/60 (a)(c)	6,233	6,220
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 2.8563% 10/15/54 (a)(b)(c)	6,447	6,424
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.4514% 2/25/37 (b)(c)	95	93
Permanent Master Issuer PLC floater Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 2.8163% 7/15/58 (a)(b)(c)	15,000	14,930
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.3769% 7/20/34 (b)(c)	8	8

TOTAL PRIVATE SPONSOR		36,091

U.S. Government Agency - 0.9%
Fannie Mae:
floater Series 2015-27 Class KF, 1 month U.S. LIBOR + 0.300% 2.6151% 5/25/45 (b)(c)	12,897	12,895
sequential payer Series 2001-40 Class Z, 6% 8/25/31	280	303
Series 2016-27:
Class HK, 3% 1/25/41	11,339	11,148
Class KG, 3% 1/25/40	5,593	5,497
Series 2016-42 Class FL, 1 month U.S. LIBOR + 0.350% 2.6651% 7/25/46 (b)(c)	14,302	14,358
Freddie Mac Series 3949 Class MK, 4.5% 10/15/34	1,339	1,383
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2015-H17 Class HA, 2.5% 5/20/65 (f)	6,132	6,092

TOTAL U.S. GOVERNMENT AGENCY		51,676

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $88,991)		87,767

Commercial Mortgage Securities - 4.3%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8362% 2/14/43 (b)(g)	64	0
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class A1, 1.559% 7/15/49	4,115	4,040
Bayview Commercial Asset Trust Series 2006-2A Class IO, 0% 7/25/36 (a)(b)(e)(g)	10,615	0
Benchmark Mortgage Trust Series 2018-B7 Class A1, 3.436% 11/15/51	5,563	5,582
BX Trust:
floater Series 2018-IND Class B, 1 month U.S. LIBOR + 0.900% 3.2065% 11/15/35 (a)(b)(c)	10,405	10,386
Series 2017-IMC Class A, 1 month U.S. LIBOR + 1.050% 3.3565% 10/15/32 (a)(b)(c)	13,729	13,742
CGDBB Commercial Mortgage Trust floater Series 2017-BIOC Class A, 1 month U.S. LIBOR + 0.790% 3.0965% 7/15/32 (a)(b)(c)	9,099	9,076
Citigroup Commercial Mortgage Trust floater Series 2017-1500 Class A, 1 month U.S. LIBOR + 0.850% 3.1565% 7/15/32 (a)(b)(c)	8,384	8,459
COMM Mortgage Trust:
sequential payer:
Series 2012-LC4 Class A4, 3.288% 12/10/44	8,668	8,625
Series 2014-CR18 Class ASB, 3.452% 7/15/47	15,681	15,694
Series 2012-CR4 Class ASB, 2.436% 10/15/45	5,877	5,783
CSAIL Commercial Mortgage Trust Series 2016-C7 Class A1, 1.5786% 11/15/49	2,417	2,384
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 3.0565% 7/15/32 (a)(b)(c)	12,462	12,422
GS Mortgage Securities Trust:
sequential payer:
Series 2012-GC6:
Class A/S, 4.948% 1/10/45 (a)	5,063	5,262
Class A3, 3.482% 1/10/45	6,436	6,448
Series 2012-GCJ7 Class A/S, 4.085% 5/10/45	7,670	7,786
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (a)	6,814	7,096
Series 2012-GCJ9 Class A/S, 3.124% 11/10/45	7,417	7,278
Series 2017-GS8 Class A1, 2.222% 11/10/50	10,760	10,492
JPMBB Commercial Mortgage Securities sequential payer Series 2014-C25 Class A2, 2.9493% 11/15/47	13,424	13,377
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C22 Class ASB, 3.5036% 9/15/47	5,174	5,176
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer Series 2012-C6 Class A3, 3.5074% 5/15/45	4,285	4,278
Series 2012-C6 Class A/S, 4.1166% 5/15/45	4,886	4,942
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 1 month U.S. LIBOR + 2.050% 4.3565% 9/15/28 (a)(b)(c)	138	138
Morgan Stanley BAML Trust Series 2016-C32 Class A1, 1.968% 12/15/49	3,502	3,427
RETL floater Series 2018-RVP Class A, 1 month U.S. LIBOR + 1.100% 3.4065% 3/15/33 (a)(b)(c)	7,665	7,645
UBS-Barclays Commercial Mortgage Trust:
floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 3.1044% 4/10/46 (a)(b)(c)	8,034	8,131
sequential payer Series 2013-C6 Class ASB, 2.7877% 4/10/46	7,989	7,910
Waldorf Astoria Boca Raton Trust floater Series 2016-BOCA Class A, 1 month U.S. LIBOR + 1.350% 3.6565% 6/15/29 (a)(b)(c)	7,734	7,743
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12 Class A1, 1.676% 7/15/46	663	662
Series 2016-LC25 Class A1, 1.795% 12/15/59	1,684	1,664
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 3.0225% 6/15/46 (a)(b)(c)	8,545	8,545
sequential payer:
Series 2013-C12 Class ASB, 2.838% 3/15/48	1,203	1,192
Series 2013-C14 Class ASB, 2.977% 6/15/46	8,337	8,270
Series 2014-C20 Class ASB, 3.638% 5/15/47	3,441	3,458
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $231,337)		227,113

Municipal Securities - 0.5%
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19	11,500	11,577
New York Urban Dev. Corp. Rev. Series 2017 D, 2.55% 3/15/22	15,510	15,234
TOTAL MUNICIPAL SECURITIES
(Cost $27,081)		26,811

Bank Notes - 1.6%
Citibank NA 2.1% 6/12/20	15,430	15,124
Discover Bank 3.1% 6/4/20	5,758	5,702
Goldman Sachs Bank U.S.A. 3.2% 6/5/20	5,191	5,179
Huntington National Bank 2.375% 3/10/20	12,000	11,856
KeyBank NA:
2.25% 3/16/20	$3,604	$3,559
2.5% 12/15/19	4,770	4,735
PNC Bank NA 2.45% 11/5/20	10,000	9,811
SunTrust Bank 3.502% 8/2/22 (b)	8,508	8,431
Svenska Handelsbanken AB 3.35% 5/24/21	12,125	12,055
Wells Fargo Bank NA 2.6% 1/15/21	10,000	9,803
TOTAL BANK NOTES
(Cost $87,444)		86,255

Commercial Paper - 0.6%
Catholic Health Initiatives 3.05% 2/4/19
(Cost $31,327)	31,500	31,357
	Shares	Value (000s)

Money Market Funds - 0.9%
Fidelity Cash Central Fund, 2.27% (h)
(Cost $49,043)	49,033,113	49,043
	Maturity Amount (000s)	Value (000s)

Repurchase Agreements - 2.0%
With:
Mizuho Securities U.S.A., Inc. at:
3.02%, dated:
8/6/18 due 2/1/19 (Collateralized by Corporate Obligations valued at $18,028,193, 1.97% - 3.52%, 7/15/20 - 4/15/31)	17,255	17,000
8/27/18 due 2/22/19 (Collateralized by Corporate Obligations valued at $36,633,615, 2.05% - 8.95%, 9/15/20 - 8/25/35)	34,511	34,000
3.09%, dated 9/24/18 due 3/22/19 (Collateralized by Corporate Obligations valued at $21,208,933, 1.97% - 7.34%, 7/15/20 - 7/20/31)	20,307	20,000
Morgan Stanley & Co., Inc. at:
2.94%, dated 9/12/18 due 12/11/18 (Collateralized by U.S. Government Obligations valued at $20,735,767, 0.00% - 5.75%, 1/31/19 - 11/20/48)(b)(c)(i)	20,147	20,000
3.02%, dated 11/7/18 due 2/5/19 (Collateralized by Equity Securities valued at $17,317,808)(b)(c)(i)	16,121	16,000
TOTAL REPURCHASE AGREEMENTS
(Cost $107,000)		107,000
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $5,410,115)		5,347,726
NET OTHER ASSETS (LIABILITIES) - 0.1%		6,358
NET ASSETS - 100%		$5,354,084

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $938,058,000 or 17.5% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) A portion of the security sold on a delayed delivery basis.

 (e) Level 3 security

 (f) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) The maturity amount is based on the rate at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$186
Total	$186

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$2,564,359	$--	$2,564,359	$--
U.S. Government and Government Agency Obligations	1,264,745	--	1,264,745	--
U.S. Government Agency - Mortgage Securities	30,646	--	30,646	--
Asset-Backed Securities	872,630	--	872,448	182
Collateralized Mortgage Obligations	87,767	--	87,767	--
Commercial Mortgage Securities	227,113	--	227,113	0
Municipal Securities	26,811	--	26,811	--
Bank Notes	86,255	--	86,255	--
Commercial Paper	31,357	--	31,357	--
Money Market Funds	49,043	49,043	--	--
Repurchase Agreements	107,000	--	107,000	--
Total Investments in Securities:	$5,347,726	$49,043	$5,298,501	$182

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, U.S. government and government agency obligations, and commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® U.S. Bond Index Fund

November 30, 2018

UBI-QTLY-0119
1.810715.114

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 24.6%
	Principal Amount (000s)	Value (000s)
COMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
2.45% 6/30/20	$5,360	$5,282
2.8% 2/17/21	9,000	8,838
3.4% 5/15/25	9,270	8,629
3.8% 3/15/22	10,000	9,961
4.125% 2/17/26	27,320	26,345
4.35% 6/15/45	24,760	20,265
4.5% 3/9/48	9,570	7,961
4.55% 3/9/49	183	153
4.75% 5/15/46	10,300	8,887
4.9% 8/15/37 (a)	25,430	23,113
5.15% 11/15/46	843	764
5.15% 2/15/50 (a)	24,040	21,582
5.55% 8/15/41	7,300	6,975
5.8% 2/15/19	4,000	4,023
5.875% 10/1/19	2,905	2,968
6.35% 3/15/40	1,000	1,048
6.375% 3/1/41	6,850	7,156
British Telecommunications PLC 9.625% 12/15/30 (b)	4,515	6,118
Orange SA:
5.375% 7/8/19	4,000	4,052
5.5% 2/6/44	3,000	3,187
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	13,400	12,696
5.213% 3/8/47	6,550	5,946
5.462% 2/16/21	2,700	2,792
5.877% 7/15/19	2,000	2,031
7.045% 6/20/36	2,600	2,987
Verizon Communications, Inc.:
2.625% 8/15/26	23,130	20,722
3.5% 11/1/24	3,000	2,924
4.125% 3/16/27	7,000	6,921
4.272% 1/15/36	24,278	22,275
4.4% 11/1/34	3,775	3,581
4.75% 11/1/41	1,000	943
5.012% 4/15/49	11,779	11,450
5.012% 8/21/54	12,557	11,870
5.25% 3/16/37	15,500	15,932
5.5% 3/16/47	26,880	28,074
6.55% 9/15/43	12,516	14,497
		342,948
Entertainment - 0.2%
AOL Time Warner, Inc. 2.95% 7/15/26	8,000	7,096
NBCUniversal, Inc. 6.4% 4/30/40	3,000	3,515
Time Warner, Inc.:
2.1% 6/1/19	3,000	2,981
3.55% 6/1/24	3,000	2,878
3.6% 7/15/25	6,340	5,946
3.8% 2/15/27	9,000	8,387
4% 1/15/22	1,000	1,000
4.65% 6/1/44	7,870	6,772
4.85% 7/15/45	3,000	2,653
Viacom, Inc.:
4.25% 9/1/23	7,775	7,817
4.375% 3/15/43	2,635	2,138
5.625% 9/15/19	1,000	1,020
Walt Disney Co.:
1.85% 5/30/19	1,500	1,491
1.85% 7/30/26	5,110	4,475
2.3% 2/12/21	4,740	4,647
2.55% 2/15/22	2,810	2,743
3% 7/30/46	4,500	3,554
3.15% 9/17/25	9,470	9,084
4.125% 6/1/44	5,700	5,526
5.5% 3/15/19	2,000	2,015
		85,738
Interactive Media & Services - 0.0%
Alphabet, Inc.:
1.998% 8/15/26	2,300	2,055
3.625% 5/19/21	3,780	3,834
		5,889
Media - 0.8%
21st Century Fox America, Inc.:
3.7% 10/15/25	7,000	6,934
5.4% 10/1/43	3,875	4,338
5.65% 8/15/20	1,000	1,033
6.15% 3/1/37	3,955	4,757
6.15% 2/15/41	10,500	12,735
6.9% 3/1/19	2,110	2,130
6.9% 8/15/39	2,000	2,566
7.75% 12/1/45	3,160	4,559
CBS Corp.:
3.375% 2/15/28	10,550	9,459
4% 1/15/26	6,000	5,770
4.6% 1/15/45	7,300	6,471
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.2% 3/15/28	11,000	10,239
4.908% 7/23/25	7,980	7,944
5.75% 4/1/48	5,230	4,875
6.384% 10/23/35	13,450	13,733
6.484% 10/23/45	4,690	4,692
Comcast Corp.:
1.625% 1/15/22	10,500	9,962
2.35% 1/15/27	23,800	20,849
3.125% 7/15/22	3,000	2,960
3.15% 3/1/26	5,000	4,700
3.3% 2/1/27	11,910	11,159
3.375% 8/15/25	13,700	13,178
3.45% 10/1/21	5,700	5,706
3.7% 4/15/24	10,370	10,338
3.969% 11/1/47	5,200	4,474
4% 3/1/48	12,000	10,555
4.15% 10/15/28	18,850	18,692
4.65% 7/15/42	9,000	8,692
4.7% 10/15/48	19,120	18,658
4.75% 3/1/44	5,400	5,239
4.95% 10/15/58	7,520	7,386
5.7% 7/1/19	8,500	8,623
6.4% 3/1/40	1,000	1,163
6.55% 7/1/39	3,000	3,551
6.95% 8/15/37	6,700	8,156
Discovery Communications LLC:
3.25% 4/1/23	2,338	2,246
4.875% 4/1/43	4,900	4,380
5.05% 6/1/20	3,200	3,267
5.2% 9/20/47	8,400	7,754
Time Warner Cable, Inc.:
4.5% 9/15/42	11,000	8,682
7.3% 7/1/38	4,000	4,326
8.75% 2/14/19	2,368	2,392
		309,323
Wireless Telecommunication Services - 0.2%
America Movil S.A.B. de CV:
3.125% 7/16/22	5,275	5,113
6.125% 11/15/37	8,365	9,349
Rogers Communications, Inc.:
2.9% 11/15/26	2,500	2,275
3.625% 12/15/25	2,000	1,924
4.1% 10/1/23	4,825	4,886
5.45% 10/1/43	5,775	6,073
Vodafone Group PLC:
2.5% 9/26/22	3,000	2,843
2.95% 2/19/23	6,900	6,584
3.75% 1/16/24	10,340	10,078
4.375% 5/30/28	13,940	13,384
5.25% 5/30/48	15,300	14,101
		76,610

TOTAL COMMUNICATION SERVICES		820,508

CONSUMER DISCRETIONARY - 1.1%
Automobiles - 0.3%
American Honda Finance Corp.:
1.65% 7/12/21	7,950	7,606
1.7% 9/9/21	4,500	4,299
2.15% 3/13/20	8,550	8,426
2.25% 8/15/19	7,650	7,572
2.3% 9/9/26	5,000	4,493
Ford Motor Co. 4.75% 1/15/43	7,650	5,777
General Motors Co.:
5.2% 4/1/45	4,270	3,564
6.6% 4/1/36	5,840	5,659
6.75% 4/1/46	7,155	6,941
General Motors Financial Co., Inc.:
3.15% 1/15/20	6,630	6,585
3.25% 1/5/23	7,200	6,775
3.85% 1/5/28	7,000	6,146
4% 1/15/25	6,170	5,796
4% 10/6/26	3,680	3,316
4.3% 7/13/25	12,400	11,669
4.35% 1/17/27	8,000	7,388
4.375% 9/25/21	9,190	9,183
		111,195
Diversified Consumer Services - 0.1%
George Washington University 4.3% 9/15/44	2,000	1,971
Ingersoll-Rand Global Holding Co. Ltd.:
2.9% 2/21/21	4,750	4,695
3.75% 8/21/28	4,650	4,439
4.3% 2/21/48	4,970	4,511
Massachusetts Institute of Technology:
3.885% 7/1/2116	2,830	2,467
3.959% 7/1/38	4,725	4,669
Northwestern University 4.643% 12/1/44	3,350	3,581
President and Fellows of Harvard College:
3.3% 7/15/56	4,850	4,045
3.619% 10/1/37	1,000	953
Rice University 3.774% 5/15/55	1,900	1,750
Trustees of Princeton Univ. 5.7% 3/1/39	1,000	1,222
University Notre Dame du Lac 3.438% 2/15/45	3,330	3,087
University of Southern California 5.25% 10/1/2111	2,000	2,208
		39,598
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.:
2.75% 12/9/20	2,300	2,272
3.7% 1/30/26	16,870	16,500
4.45% 3/1/47	5,680	5,313
4.875% 12/9/45	5,430	5,405
6.3% 3/1/38	7,045	8,191
Metropolitan Museum of Art 3.4% 7/1/45	3,000	2,686
Starbucks Corp.:
2.45% 6/15/26	10,000	8,931
3.8% 8/15/25	6,950	6,837
3.85% 10/1/23	1,875	1,889
4% 11/15/28	7,000	6,863
4.5% 11/15/48	4,700	4,326
		69,213
Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc.:
2.4% 2/22/23	15,850	15,169
2.8% 8/22/24	6,480	6,197
3.15% 8/22/27	10,460	9,937
3.875% 8/22/37	5,060	4,789
4.05% 8/22/47	12,940	12,179
4.25% 8/22/57	6,640	6,226
4.8% 12/5/34	6,000	6,303
		60,800
Multiline Retail - 0.1%
Dollar Tree, Inc. 3.7% 5/15/23	8,700	8,476
Kohl's Corp. 4.75% 12/15/23	2,128	2,186
Macy's Retail Holdings, Inc.:
2.875% 2/15/23	4,750	4,409
4.3% 2/15/43	4,750	3,430
Nordstrom, Inc.:
4% 3/15/27	4,510	4,275
5% 1/15/44	2,000	1,735
Target Corp.:
3.875% 7/15/20	3,000	3,033
3.9% 11/15/47	8,690	7,731
4% 7/1/42	7,000	6,471
		41,746
Specialty Retail - 0.3%
Advance Auto Parts, Inc. 4.5% 12/1/23	3,750	3,827
AutoZone, Inc.:
3.125% 7/15/23	3,825	3,702
3.25% 4/15/25	4,000	3,767
3.7% 4/15/22	5,500	5,480
3.75% 6/1/27	5,804	5,497
Home Depot, Inc.:
2.8% 9/14/27	5,000	4,631
3% 4/1/26	10,030	9,528
3.75% 2/15/24	6,725	6,796
3.9% 12/6/28	5,760	5,773
3.9% 6/15/47	8,577	7,832
4.2% 4/1/43	1,575	1,518
4.25% 4/1/46	3,280	3,164
4.5% 12/6/48	7,470	7,497
4.875% 2/15/44	2,875	3,024
5.875% 12/16/36	10,400	12,148
Lowe's Companies, Inc.:
3.7% 4/15/46	3,500	2,986
4.05% 5/3/47	11,500	10,353
4.625% 4/15/20	2,000	2,025
4.65% 4/15/42	6,500	6,413
O'Reilly Automotive, Inc. 3.85% 6/15/23	2,825	2,829
		108,790
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc. 3.375% 11/1/46	4,500	3,791

TOTAL CONSUMER DISCRETIONARY		435,133

CONSUMER STAPLES - 1.9%
Beverages - 0.8%
Anheuser-Busch InBev Finance, Inc.:
2.625% 1/17/23	2,825	2,667
2.65% 2/1/21(c)	9,445	9,255
3.3% 2/1/23	10,250	9,924
3.65% 2/1/26	60,530	57,205
4.625% 2/1/44	5,750	5,138
4.7% 2/1/36	4,870	4,588
4.9% 2/1/46	18,180	16,999
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 7/15/22	8,720	8,289
3.75% 1/15/22	8,000	7,969
4.439% 10/6/48	7,394	6,388
4.6% 4/15/48	18,750	16,840
8.2% 1/15/39	2,800	3,704
Constellation Brands, Inc.:
3.5% 5/9/27	10,000	9,240
3.7% 12/6/26	7,550	7,094
Dr. Pepper Snapple Group, Inc. 2% 1/15/20	2,850	2,798
Maple Escrow Subsidiary, Inc. 4.057% 5/25/23 (a)	15,000	14,792
Molson Coors Brewing Co.:
2.1% 7/15/21	4,900	4,696
3% 7/15/26	17,400	15,504
4.2% 7/15/46	13,230	11,024
PepsiCo, Inc.:
2.15% 10/14/20	12,000	11,796
2.25% 5/2/22	12,000	11,613
2.375% 10/6/26	6,750	6,110
3% 10/15/27	18,210	17,088
3.6% 8/13/42	3,000	2,715
4.25% 10/22/44	6,000	5,939
4.45% 4/14/46	5,800	5,909
The Coca-Cola Co.:
1.55% 9/1/21	3,990	3,839
2.2% 5/25/22	15,000	14,530
2.875% 10/27/25	9,580	9,096
3.15% 11/15/20	3,700	3,699
		306,448
Food & Staples Retailing - 0.3%
Costco Wholesale Corp. 2.75% 5/18/24	6,000	5,800
Kroger Co.:
2.65% 10/15/26	2,850	2,512
3.5% 2/1/26	4,000	3,767
5.15% 8/1/43	2,725	2,606
Sysco Corp.:
3.3% 7/15/26	3,280	3,082
3.75% 10/1/25	5,700	5,530
Walgreen Co. 3.1% 9/15/22	2,850	2,773
Walgreens Boots Alliance, Inc.:
3.45% 6/1/26	5,000	4,682
4.65% 6/1/46	5,500	4,961
Walmart, Inc.:
3.3% 4/22/24	19,000	18,806
3.4% 6/26/23	9,360	9,342
3.7% 6/26/28	12,300	12,176
4.05% 6/29/48	7,680	7,377
4.3% 4/22/44	6,000	6,047
5.625% 4/1/40	2,000	2,395
5.625% 4/15/41	4,600	5,395
6.5% 8/15/37	8,275	10,526
		107,777
Food Products - 0.4%
Campbell Soup Co. 2.5% 8/2/22	4,750	4,476
Conagra Brands, Inc.:
3.2% 1/25/23	8,805	8,557
3.8% 10/22/21	4,700	4,690
4.3% 5/1/24	8,970	8,932
4.85% 11/1/28	13,630	13,537
General Mills, Inc.:
2.2% 10/21/19	7,000	6,934
3.7% 10/17/23	13,950	13,669
4.2% 4/17/28	17,200	16,584
5.65% 2/15/19	13,501	13,559
H.J. Heinz Co.:
3% 6/1/26	13,000	11,501
4.375% 6/1/46	6,830	5,553
5% 7/15/35	3,500	3,223
5.2% 7/15/45	5,180	4,711
Kellogg Co.:
3.125% 5/17/22	1,875	1,836
3.25% 4/1/26	3,720	3,442
4.3% 5/15/28	6,000	5,866
Kraft Foods Group, Inc.:
3.5% 6/6/22	11,650	11,456
5% 6/4/42	2,825	2,545
The J.M. Smucker Co. 2.5% 3/15/20	5,700	5,627
Tyson Foods, Inc. 3.95% 8/15/24	7,575	7,482
Unilever Capital Corp.:
2% 7/28/26	2,000	1,757
2.2% 3/6/19	7,475	7,464
3.1% 7/30/25	2,900	2,784
		166,185
Household Products - 0.1%
Kimberly-Clark Corp.:
1.9% 5/22/19	8,325	8,286
2.4% 3/1/22	5,200	5,033
2.4% 6/1/23	8,000	7,626
3.2% 7/30/46	2,500	2,063
Procter & Gamble Co.:
1.9% 11/1/19	4,000	3,962
2.3% 2/6/22	4,700	4,591
2.85% 8/11/27	4,500	4,251
3.1% 8/15/23	10,000	9,948
		45,760
Personal Products - 0.0%
Colgate-Palmolive Co. 3.25% 3/15/24	10,000	9,912
Tobacco - 0.3%
Altria Group, Inc.:
2.85% 8/9/22	7,000	6,752
3.875% 9/16/46	10,000	8,041
4.25% 8/9/42	9,780	8,401
Bat Capital Corp.:
2.764% 8/15/22	9,500	8,998
3.222% 8/15/24	10,300	9,524
3.557% 8/15/27	9,500	8,463
4.54% 8/15/47	16,740	13,595
Philip Morris International, Inc.:
1.875% 2/25/21	15,000	14,470
2.125% 5/10/23	3,100	2,878
2.75% 2/25/26	3,750	3,480
3.6% 11/15/23	3,671	3,627
3.875% 8/21/42	4,825	4,109
4.125% 3/4/43	10,000	8,899
4.5% 3/26/20	2,000	2,030
4.875% 11/15/43	6,000	5,846
6.375% 5/16/38	1,450	1,675
Reynolds American, Inc.:
4.45% 6/12/25	7,060	6,863
4.85% 9/15/23	1,800	1,823
5.85% 8/15/45	4,240	4,102
7.25% 6/15/37	7,220	8,223
		131,799

TOTAL CONSUMER STAPLES		767,881

ENERGY - 2.4%
Energy Equipment & Services - 0.1%
Baker Hughes A Ge Co. LLC 5.125% 9/15/40	2,000	1,901
El Paso Pipeline Partners Operating Co. LLC 4.7% 11/1/42	3,800	3,285
Halliburton Co.:
3.8% 11/15/25	10,380	9,997
5% 11/15/45	7,540	7,261
7.45% 9/15/39	1,500	1,872
		24,316
Oil, Gas & Consumable Fuels - 2.3%
Anadarko Petroleum Corp.:
3.45% 7/15/24	5,000	4,767
4.85% 3/15/21	10,145	10,355
6.2% 3/15/40	2,000	2,095
6.45% 9/15/36	2,675	2,843
6.6% 3/15/46	4,650	5,145
Apache Corp. 5.1% 9/1/40	3,000	2,684
Boardwalk Pipelines LP 4.95% 12/15/24	4,750	4,811
BP Capital Markets PLC:
2.315% 2/13/20	1,800	1,781
2.5% 11/6/22	3,000	2,870
2.521% 1/15/20	6,000	5,961
3.017% 1/16/27	9,500	8,749
3.062% 3/17/22	3,750	3,683
3.245% 5/6/22	7,750	7,656
3.279% 9/19/27	12,740	11,888
4.5% 10/1/20	2,000	2,036
4.75% 3/10/19	1,000	1,004
Canadian Natural Resources Ltd.:
3.9% 2/1/25	1,875	1,802
4.95% 6/1/47	6,400	6,044
6.25% 3/15/38	6,850	7,450
Cenovus Energy, Inc.:
3% 8/15/22	1,700	1,601
3.8% 9/15/23	1,750	1,667
4.25% 4/15/27	9,500	8,473
5.4% 6/15/47	9,400	7,843
6.75% 11/15/39	2,000	1,922
Chevron Corp.:
1.961% 3/3/20	8,625	8,501
2.1% 5/16/21	13,750	13,369
2.193% 11/15/19	11,400	11,315
2.954% 5/16/26	11,000	10,351
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	3,043	3,029
4.5% 6/1/25	3,325	3,351
ConocoPhillips Co.:
4.95% 3/15/26	24,550	25,937
5.95% 3/15/46	6,000	7,089
6.5% 2/1/39	7,529	9,188
DCP Midstream Operating LP 3.875% 3/15/23	3,775	3,615
Devon Energy Corp.:
3.25% 5/15/22	4,000	3,863
5% 6/15/45	3,500	3,057
5.6% 7/15/41	2,875	2,695
Ecopetrol SA:
5.375% 6/26/26	4,740	4,700
5.875% 5/28/45	3,800	3,474
7.375% 9/18/43	4,940	5,348
Enbridge Energy Partners LP 4.2% 9/15/21	8,700	8,768
Enbridge, Inc.:
3.5% 6/10/24	2,825	2,712
5.5% 12/1/46	14,490	14,743
Encana Corp.:
3.9% 11/15/21	4,900	4,876
6.5% 2/1/38	5,000	5,544
Energy Transfer Partners LP:
3.6% 2/1/23	8,550	8,250
4.15% 10/1/20	4,500	4,506
4.95% 6/15/28	9,430	9,112
5.15% 3/15/45	8,000	6,877
6% 6/15/48	9,853	9,487
Enterprise Products Operating LP:
3.7% 2/15/26	1,770	1,704
3.95% 2/15/27	25,880	25,155
4.05% 2/15/22	9,325	9,382
4.25% 2/15/48	3,800	3,302
4.85% 8/15/42	2,500	2,353
4.85% 3/15/44	5,000	4,691
4.9% 5/15/46	4,280	4,095
5.7% 2/15/42	2,000	2,109
7.55% 4/15/38	2,000	2,468
EOG Resources, Inc.:
4.15% 1/15/26	5,600	5,646
5.625% 6/1/19	1,000	1,011
Equinor ASA:
2.25% 11/8/19	8,000	7,931
3.625% 9/10/28	12,080	11,785
3.7% 3/1/24	3,650	3,666
5.1% 8/17/40	2,000	2,169
Exxon Mobil Corp.:
2.726% 3/1/23	10,000	9,725
3.043% 3/1/26	8,330	8,000
3.567% 3/6/45	6,650	5,870
Hess Corp.:
3.5% 7/15/24	3,800	3,525
5.6% 2/15/41	3,400	3,014
Kinder Morgan Energy Partners LP:
2.65% 2/1/19	3,425	3,419
3.45% 2/15/23	12,200	11,833
3.5% 9/1/23	2,000	1,922
3.95% 9/1/22	7,000	6,936
5% 3/1/43	1,000	899
5.5% 3/1/44	6,997	6,644
5.625% 9/1/41	1,000	964
6.55% 9/15/40	3,000	3,182
Kinder Morgan, Inc.:
5.2% 3/1/48	4,000	3,686
5.3% 12/1/34	8,550	8,247
Magellan Midstream Partners LP:
4.25% 9/15/46	5,500	4,878
5% 3/1/26	3,000	3,108
6.55% 7/15/19	4,592	4,672
Marathon Oil Corp.:
3.85% 6/1/25	7,000	6,555
5.2% 6/1/45	5,000	4,701
Marathon Petroleum Corp.:
5.125% 3/1/21	1,000	1,026
6.5% 3/1/41	1,000	1,090
MPLX LP:
4.125% 3/1/27	9,450	8,860
4.7% 4/15/48	19,500	16,644
5.2% 3/1/47	6,120	5,520
Nexen, Inc. 5.875% 3/10/35	3,710	4,152
Noble Energy, Inc. 4.95% 8/15/47	13,800	11,848
Occidental Petroleum Corp.:
2.7% 2/15/23	6,000	5,748
3.125% 2/15/22	2,000	1,979
3.4% 4/15/26	3,400	3,280
4.1% 2/15/47	2,820	2,546
4.4% 4/15/46	5,100	4,832
ONEOK Partners LP 3.375% 10/1/22	5,000	4,848
ONEOK, Inc. 4.95% 7/13/47	5,850	5,236
Petro-Canada 6.8% 5/15/38	8,445	9,794
Petroleos Mexicanos:
3.5% 1/30/23	6,725	6,059
4.625% 9/21/23	10,420	9,675
4.875% 1/24/22	18,010	17,434
5.35% 2/12/28 (a)	9,680	8,342
5.5% 6/27/44	2,748	2,061
5.625% 1/23/46	5,680	4,246
6.35% 2/12/48 (a)	21,660	17,283
6.375% 1/23/45	10,400	8,368
6.5% 3/13/27	17,020	15,922
6.75% 9/21/47	13,236	10,953
Phillips 66 Co.:
4.875% 11/15/44	1,000	948
5.875% 5/1/42	9,500	10,216
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24	7,200	6,772
4.65% 10/15/25	12,250	11,861
4.9% 2/15/45	1,900	1,613
5.75% 1/15/20	1,000	1,021
6.65% 1/15/37	2,795	2,869
Shell International Finance BV:
1.75% 9/12/21	6,500	6,226
2.125% 5/11/20	8,300	8,176
2.375% 8/21/22	3,000	2,885
3.25% 5/11/25	4,160	4,033
4% 5/10/46	4,000	3,723
4.375% 5/11/45	13,300	13,142
6.375% 12/15/38	4,200	5,164
Spectra Energy Partners LP:
3.375% 10/15/26	16,310	14,947
4.75% 3/15/24	4,825	4,897
Suncor Energy, Inc.:
4% 11/15/47	5,000	4,255
6.85% 6/1/39	2,000	2,423
Sunoco Logistics Partner Operations LP:
3.9% 7/15/26	7,520	6,854
5.3% 4/1/44	5,800	4,995
5.4% 10/1/47	5,500	4,890
The Williams Companies, Inc.:
4.55% 6/24/24	5,675	5,679
5.75% 6/24/44	1,900	1,868
Total Capital International SA:
2.1% 6/19/19	4,275	4,255
2.7% 1/25/23	1,900	1,836
2.75% 6/19/21	6,000	5,918
2.875% 2/17/22	4,175	4,096
3.75% 4/10/24	2,000	2,008
TransCanada PipeLines Ltd.:
2.5% 8/1/22	5,000	4,764
4.875% 1/15/26	5,000	5,093
4.875% 5/15/48	4,920	4,639
6.1% 6/1/40	6,700	7,216
Transcontinental Gas Pipe Line Co. LLC:
4.45% 8/1/42	7,750	6,857
4.6% 3/15/48	4,000	3,542
Valero Energy Corp. 6.625% 6/15/37	5,420	5,983
Western Gas Partners LP:
4% 7/1/22	3,000	2,949
4.5% 3/1/28	7,000	6,566
5.3% 3/1/48	7,000	5,997
Williams Partners LP:
3.35% 8/15/22	2,800	2,715
3.75% 6/15/27	23,360	21,605
3.9% 1/15/25	3,525	3,403
		914,779

TOTAL ENERGY		939,095

FINANCIALS - 7.8%
Banks - 4.2%
Australia & New Zealand Banking Group Ltd. 3.7% 11/16/25	6,640	6,553
Bank of America Corp.:
2.503% 10/21/22	9,000	8,568
2.6% 1/15/19	545	545
2.625% 4/19/21	7,000	6,855
2.65% 4/1/19	17,925	17,899
3.004% 12/20/23 (b)	10,595	10,159
3.248% 10/21/27	3,750	3,447
3.366% 1/23/26 (b)	10,600	10,107
3.419% 12/20/28 (b)	18,125	16,696
3.593% 7/21/28 (b)	11,100	10,460
3.705% 4/24/28 (b)	8,800	8,309
3.864% 7/23/24 (b)	24,300	24,067
4% 4/1/24	4,864	4,848
4% 1/22/25	6,000	5,822
4.1% 7/24/23	7,000	7,008
4.183% 11/25/27	5,150	4,924
4.2% 8/26/24	8,500	8,391
4.25% 10/22/26	4,000	3,876
4.271% 7/23/29 (b)	18,010	17,687
4.443% 1/20/48 (b)	15,250	14,340
4.45% 3/3/26	13,000	12,769
5% 1/21/44	5,370	5,467
Bank of Montreal 2.375% 1/25/19	3,700	3,698
Bank of Nova Scotia:
4.375% 1/13/21	1,000	1,021
4.5% 12/16/25	15,880	15,704
Barclays PLC:
2.75% 11/8/19	10,000	9,898
3.25% 1/12/21	7,500	7,318
4.337% 1/10/28	5,600	5,138
4.375% 1/12/26	5,000	4,727
4.836% 5/9/28	9,600	8,664
4.95% 1/10/47	6,000	5,202
5.25% 8/17/45	5,600	5,054
BB&T Corp. 2.75% 4/1/22	8,870	8,639
BNP Paribas 2.375% 5/21/20	11,600	11,446
BPCE SA:
2.25% 1/27/20	4,000	3,944
2.5% 7/15/19	12,100	12,044
4% 4/15/24	2,000	1,997
Branch Banking & Trust Co. 3.8% 10/30/26	3,000	2,937
Capital One NA:
2.25% 9/13/21	9,000	8,583
2.4% 9/5/19	7,000	6,954
Citigroup, Inc.:
3 month U.S. LIBOR + 1.151% 3.52% 10/27/28 (b)(d)	11,250	10,361
2.35% 8/2/21	21,100	20,350
2.5% 7/29/19	7,400	7,367
2.55% 4/8/19	3,700	3,692
2.75% 4/25/22	14,590	14,033
3.142% 1/24/23 (b)	23,000	22,457
3.668% 7/24/28 (b)	7,580	7,091
3.7% 1/12/26	11,130	10,576
3.887% 1/10/28 (b)	4,500	4,294
4.125% 7/25/28	15,440	14,555
4.4% 6/10/25	4,000	3,931
4.6% 3/9/26	6,000	5,898
4.75% 5/18/46	7,870	7,239
5.3% 5/6/44	2,000	1,991
5.5% 9/13/25	5,000	5,209
5.875% 1/30/42	1,675	1,860
8.125% 7/15/39	8,000	10,953
Citizens Bank NA 2.65% 5/26/22	20,380	19,607
Citizens Financial Group, Inc.:
2.375% 7/28/21	4,359	4,204
4.3% 12/3/25	1,891	1,848
Comerica, Inc. 3.8% 7/22/26	3,650	3,499
Commonwealth Bank of Australia 2.3% 3/12/20	7,550	7,457
Corporacion Andina de Fomento 4.375% 6/15/22	14,100	14,475
Credit Suisse Group Funding Guernsey Ltd.:
3.8% 9/15/22	12,530	12,381
3.8% 6/9/23	20,000	19,486
4.55% 4/17/26	8,500	8,365
4.875% 5/15/45	5,000	4,866
Credit Suisse New York Branch:
3% 10/29/21	3,000	2,937
3.625% 9/9/24	3,425	3,331
Discover Bank 4.2% 8/8/23	7,000	6,945
Export-Import Bank of Korea:
2.875% 1/21/25	7,600	7,144
5% 4/11/22	6,170	6,446
Fifth Third Bancorp:
2.6% 6/15/22	7,480	7,215
3.5% 3/15/22	1,650	1,643
8.25% 3/1/38	2,079	2,750
HSBC Holdings PLC:
2.65% 1/5/22	21,000	20,218
3.4% 3/8/21	10,600	10,481
3.9% 5/25/26	11,000	10,447
4.25% 8/18/25	5,600	5,372
4.292% 9/12/26 (b)	16,850	16,446
4.375% 11/23/26	28,700	27,523
4.875% 1/14/22	10,100	10,380
5.1% 4/5/21	2,800	2,878
5.25% 3/14/44	4,600	4,511
6.5% 9/15/37	10,500	11,773
HSBC U.S.A., Inc.:
2.25% 6/23/19	6,625	6,591
3.5% 6/23/24	7,000	6,813
Huntington Bancshares, Inc.:
2.3% 1/14/22	18,000	17,192
3.15% 3/14/21	9,500	9,387
Japan Bank International Cooperation:
1.75% 5/29/19	15,100	15,018
1.875% 7/21/26	3,800	3,427
2.125% 2/10/25	2,000	1,867
2.25% 11/4/26	5,230	4,816
2.375% 11/16/22	11,486	11,108
2.75% 1/21/26	3,170	3,064
2.875% 6/1/27	7,600	7,272
3.125% 7/20/21	3,948	3,944
3.25% 7/20/28	9,000	8,814
JPMorgan Chase & Co.:
2.25% 1/23/20	8,875	8,767
2.35% 1/28/19	23,000	22,982
2.776% 4/25/23 (b)	5,000	4,821
2.95% 10/1/26	25,230	22,952
3.25% 9/23/22	4,000	3,934
3.3% 4/1/26	9,000	8,462
3.375% 5/1/23	1,900	1,845
3.54% 5/1/28 (b)	17,000	16,031
3.559% 4/23/24 (b)	10,000	9,806
3.797% 7/23/24 (b)	13,850	13,698
3.875% 9/10/24	7,725	7,563
3.882% 7/24/38 (b)	4,500	4,013
3.964% 11/15/48 (b)	9,400	8,141
4.005% 4/23/29 (b)	9,460	9,134
4.125% 12/15/26	5,875	5,721
4.203% 7/23/29 (b)	18,740	18,381
4.35% 8/15/21	2,000	2,032
4.5% 1/24/22	13,000	13,308
4.625% 5/10/21	1,500	1,536
4.85% 2/1/44	5,000	4,994
4.95% 6/1/45	2,550	2,542
5.5% 10/15/40	5,700	6,165
5.6% 7/15/41	1,500	1,656
5.625% 8/16/43	5,000	5,421
6.3% 4/23/19	10,000	10,122
KeyBank NA 3.4% 5/20/26	5,000	4,723
KeyCorp. 2.9% 9/15/20	5,800	5,738
Lloyds Bank PLC:
3.5% 5/14/25	8,600	8,167
4.344% 1/9/48	15,000	11,728
4.65% 3/24/26	8,600	8,074
Lloyds Banking Group PLC 3.1% 7/6/21	10,000	9,771
Mitsubishi UFJ Financial Group, Inc.:
2.19% 9/13/21	5,000	4,810
2.998% 2/22/22	9,200	9,026
3.85% 3/1/26	6,580	6,475
3.961% 3/2/28	22,000	21,739
Mizuho Financial Group, Inc.:
2.953% 2/28/22	8,600	8,373
3.549% 3/5/23	12,000	11,891
National Australia Bank Ltd. 2.5% 5/22/22	10,000	9,608
Nordic Investment Bank 2.125% 2/1/22	3,800	3,701
Oesterreichische Kontrollbank:
1.125% 4/26/19	3,300	3,280
2.375% 10/1/21	4,725	4,644
2.875% 9/7/21	4,205	4,191
PNC Bank NA:
2.6% 7/21/20	6,680	6,590
2.625% 2/17/22	12,000	11,638
PNC Financial Services Group, Inc. 3.9% 4/29/24	5,650	5,597
PNC Funding Corp. 6.7% 6/10/19	2,500	2,547
Rabobank (Netherlands) NV:
3.95% 11/9/22	5,300	5,241
4.5% 1/11/21	1,000	1,021
5.25% 5/24/41	3,000	3,237
Rabobank Nederland:
3.75% 7/21/26	19,250	17,925
4.375% 8/4/25	6,000	5,861
Rabobank Nederland New York Branch:
2.75% 1/10/23	17,000	16,288
3.375% 5/21/25	3,750	3,638
Regions Financial Corp.:
2.75% 8/14/22	7,580	7,273
3.2% 2/8/21	22,090	21,781
Royal Bank of Canada:
2.15% 3/6/20	6,575	6,494
2.75% 2/1/22	13,000	12,714
4.65% 1/27/26	12,990	13,156
Royal Bank of Scotland Group PLC:
3.875% 9/12/23	3,800	3,599
4.8% 4/5/26	6,600	6,393
Santander Holdings U.S.A., Inc. 3.4% 1/18/23	10,920	10,347
Sumitomo Mitsui Banking Corp.:
2.25% 7/11/19	5,725	5,694
2.45% 1/16/20	5,000	4,949
3.4% 7/11/24	5,725	5,610
Sumitomo Mitsui Financial Group, Inc.:
2.442% 10/19/21	15,000	14,551
2.778% 10/18/22	7,550	7,277
2.784% 7/12/22	10,490	10,159
2.846% 1/11/22	10,600	10,333
3.102% 1/17/23	9,000	8,762
3.936% 10/16/23	15,680	15,820
SunTrust Banks, Inc.:
2.5% 5/1/19	2,000	1,996
3.3% 5/15/26	7,600	7,136
Svenska Handelsbanken AB 2.5% 1/25/19	11,750	11,740
Synchrony Bank 3% 6/15/22	7,000	6,544
The Toronto-Dominion Bank 2.5% 12/14/20	14,020	13,815
U.S. Bancorp:
2.625% 1/24/22	13,875	13,541
3.1% 4/27/26	9,000	8,426
4.125% 5/24/21	3,000	3,053
Wells Fargo & Co.:
2.1% 7/26/21	10,000	9,597
2.6% 7/22/20	7,640	7,521
2.625% 7/22/22	14,780	14,161
3% 10/23/26	20,330	18,547
3.3% 9/9/24	4,625	4,432
3.45% 2/13/23	3,675	3,585
3.55% 9/29/25	4,240	4,056
3.9% 5/1/45	4,760	4,235
4.1% 6/3/26	3,225	3,113
4.4% 6/14/46	7,140	6,428
4.48% 1/16/24	3,816	3,871
4.75% 12/7/46	16,000	15,177
4.9% 11/17/45	2,770	2,648
5.375% 11/2/43	1,850	1,892
5.606% 1/15/44	11,380	12,046
Westpac Banking Corp.:
2% 8/19/21	8,580	8,231
2.3% 5/26/20	3,000	2,957
2.5% 6/28/22	25,430	24,483
2.85% 5/13/26	4,750	4,385
4.875% 11/19/19	3,700	3,758
Zions Bancorp. 4.5% 6/13/23	207	208
		1,653,606
Capital Markets - 1.4%
Affiliated Managers Group, Inc. 3.5% 8/1/25	4,750	4,550
Bank New York Mellon Corp.:
2.6% 2/7/22	10,000	9,711
2.8% 5/4/26	5,630	5,222
2.95% 1/29/23	15,000	14,589
BlackRock, Inc.:
3.5% 3/18/24	2,900	2,891
4.25% 5/24/21	6,500	6,654
Brighthouse Financial, Inc. 4.7% 6/22/47	9,500	7,117
Deutsche Bank AG 4.5% 4/1/25	3,000	2,579
Deutsche Bank AG New York Branch:
2.95% 8/20/20	9,800	9,554
3.3% 11/16/22	9,200	8,578
4.1% 1/13/26	21,800	19,716
Eaton Vance Corp. 3.625% 6/15/23	2,825	2,806
Franklin Resources, Inc. 2.85% 3/30/25	3,800	3,575
Goldman Sachs Group, Inc.:
2.35% 11/15/21	27,450	26,206
2.55% 10/23/19	11,000	10,924
3% 4/26/22	16,720	16,186
3.2% 2/23/23	23,170	22,416
3.5% 1/23/25	5,000	4,732
3.625% 1/22/23	9,000	8,857
3.75% 2/25/26	5,820	5,509
3.85% 7/8/24	3,800	3,699
3.85% 1/26/27	30,240	28,458
4.25% 10/21/25	5,000	4,824
4.75% 10/21/45	15,780	14,981
5.25% 7/27/21	4,500	4,645
5.75% 1/24/22	4,300	4,511
5.95% 1/15/27	15,000	16,067
6% 6/15/20	1,650	1,707
6.75% 10/1/37	14,860	16,911
IntercontinentalExchange, Inc.:
3.75% 12/1/25	5,750	5,712
3.75% 9/21/28	9,330	9,116
4% 10/15/23	3,750	3,811
Lazard Group LLC 4.25% 11/14/20	1,017	1,028
Merrill Lynch & Co., Inc. 7.75% 5/14/38	4,175	5,372
Morgan Stanley:
3 month U.S. LIBOR + 1.431% 4.457% 4/22/39 (b)(d)	7,560	7,200
2.375% 7/23/19	7,550	7,508
2.5% 1/24/19	6,000	5,994
2.625% 11/17/21	17,380	16,803
2.65% 1/27/20	11,000	10,909
2.75% 5/19/22	12,000	11,559
3.125% 1/23/23	36,200	34,967
3.125% 7/27/26	5,600	5,116
3.591% 7/22/28 (b)	8,500	7,919
3.7% 10/23/24	6,000	5,836
3.75% 2/25/23	6,775	6,711
3.875% 4/29/24	14,680	14,462
3.875% 1/27/26	5,250	5,061
3.95% 4/23/27	19,030	17,863
3.971% 7/22/38 (b)	6,250	5,584
4.3% 1/27/45	2,000	1,818
4.375% 1/22/47	11,100	10,159
5.5% 7/28/21	3,400	3,547
5.625% 9/23/19	2,000	2,036
5.75% 1/25/21	5,000	5,205
6.375% 7/24/42	2,900	3,468
7.25% 4/1/32	1,000	1,244
7.3% 5/13/19	3,000	3,054
State Street Corp. 2.65% 5/19/26	7,550	6,939
The Bank of New York Mellon Corp.:
2.6% 8/17/20	9,400	9,297
5.45% 5/15/19	2,000	2,022
Thomson Reuters Corp. 3.35% 5/15/26	7,000	6,402
		531,897
Consumer Finance - 0.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	9,450	9,200
3.65% 7/21/27	4,500	3,928
3.875% 1/23/28	15,700	13,896
4.45% 10/1/25	9,850	9,592
4.5% 5/15/21	14,100	14,179
4.625% 7/1/22	9,450	9,528
American Express Co.:
2.5% 8/1/22	12,560	11,982
4.05% 12/3/42	6,975	6,397
Capital One Bank U.S.A. NA 3.375% 2/15/23	2,424	2,326
Capital One Financial Corp.:
3.2% 1/30/23	13,920	13,451
3.75% 7/28/26	9,750	8,859
3.75% 3/9/27	23,200	21,426
3.8% 1/31/28	13,000	11,950
4.75% 7/15/21	4,000	4,093
Caterpillar Financial Services Corp.:
1.7% 8/9/21	9,390	8,981
2% 3/5/20	3,900	3,845
2.1% 6/9/19	1,600	1,592
2.25% 12/1/19	6,600	6,543
2.4% 8/9/26	2,850	2,562
2.85% 6/1/22	4,000	3,917
Discover Financial Services 5.2% 4/27/22	1,000	1,028
Ford Motor Credit Co. LLC:
2.375% 3/12/19	2,425	2,418
3.2% 1/15/21	3,600	3,486
3.219% 1/9/22	3,500	3,295
3.336% 3/18/21	4,250	4,106
3.815% 11/2/27	10,630	8,962
4.134% 8/4/25	7,000	6,277
4.25% 9/20/22	1,800	1,730
4.375% 8/6/23	4,000	3,789
4.389% 1/8/26	3,290	2,965
5.875% 8/2/21	11,375	11,589
Synchrony Financial:
2.7% 2/3/20	8,000	7,860
3% 8/15/19	5,675	5,635
3.7% 8/4/26	4,723	4,022
Toyota Motor Credit Corp.:
1.9% 4/8/21	2,000	1,940
2.1% 1/17/19	6,000	5,995
2.125% 7/18/19	10,400	10,338
2.15% 3/12/20	6,750	6,669
2.6% 1/11/22	8,000	7,824
2.7% 1/11/23	10,000	9,644
2.75% 5/17/21	2,600	2,562
		280,381
Diversified Financial Services - 1.0%
AB Svensk Exportkredit 1.25% 4/12/19	7,540	7,502
Berkshire Hathaway Finance Corp.:
4.2% 8/15/48	11,870	11,286
5.75% 1/15/40	5,000	5,723
Berkshire Hathaway, Inc.:
3.125% 3/15/26	11,500	10,979
4.5% 2/11/43	2,000	2,001
Brixmor Operating Partnership LP:
3.25% 9/15/23	4,690	4,490
3.9% 3/15/27	5,640	5,312
4.125% 6/15/26	7,550	7,252
Broadcom Corp./Broadcom Cayman LP:
3% 1/15/22	12,250	11,785
3.5% 1/15/28	7,000	6,070
3.875% 1/15/27	8,100	7,319
Export Development Canada 2.75% 3/15/23	14,300	14,146
GE Capital International Funding Co.:
2.342% 11/15/20	5,694	5,412
3.373% 11/15/25	10,000	8,636
4.418% 11/15/35	20,239	16,323
General Electric Capital Corp.:
4.65% 10/17/21	2,005	1,970
5.875% 1/14/38	4,474	4,156
6.875% 1/10/39	1,146	1,161
Halfmoon Parent, Inc.:
4.125% 11/15/25 (a)	9,855	9,734
4.375% 10/15/28 (a)	6,550	6,432
4.8% 8/15/38 (a)	8,570	8,296
4.9% 12/15/48 (a)	8,515	8,131
ING U.S., Inc. 5.7% 7/15/43	3,750	3,993
KfW:
1.5% 2/6/19	4,200	4,192
1.5% 4/20/20	2,825	2,772
1.5% 6/15/21	29,860	28,827
1.75% 10/15/19	15,575	15,429
1.875% 4/1/19	16,930	16,889
1.875% 6/30/20	5,670	5,580
2% 5/2/25	3,825	3,588
2.125% 3/7/22	8,182	7,958
2.125% 1/17/23	12,000	11,595
2.375% 12/29/22	17,739	17,315
2.5% 11/20/24	10,425	10,103
2.75% 10/1/20	4,175	4,161
2.875% 4/3/28	15,360	15,052
3.125% 12/15/21	19,300	19,370
4% 1/27/20	3,000	3,038
4.875% 6/17/19	25,000	25,288
Landwirtschaftliche Rentenbank:
1.75% 7/27/26	8,500	7,711
2.5% 11/15/27	8,840	8,384
Svensk Exportkredit AB 2.375% 3/9/22	5,600	5,479
Voya Financial, Inc. 3.65% 6/15/26	15,789	14,866
		395,706
Insurance - 0.5%
ACE INA Holdings, Inc.:
3.35% 5/3/26	4,220	4,069
4.35% 11/3/45	4,000	3,914
5.9% 6/15/19	3,000	3,046
AFLAC, Inc. 4% 10/15/46	3,780	3,405
Allstate Corp.:
3.28% 12/15/26	4,720	4,530
4.2% 12/15/46	7,560	7,149
American International Group, Inc.:
3.375% 8/15/20	5,775	5,759
3.75% 7/10/25	2,850	2,695
3.875% 1/15/35	2,700	2,314
3.9% 4/1/26	3,770	3,579
4.2% 4/1/28	10,000	9,538
4.5% 7/16/44	8,875	7,691
4.75% 4/1/48	4,000	3,597
4.875% 6/1/22	9,000	9,234
6.4% 12/15/20	2,900	3,049
Aon PLC:
3.5% 6/14/24	2,000	1,945
4% 11/27/23	3,000	3,003
4.6% 6/14/44	1,600	1,476
4.75% 5/15/45	5,880	5,544
Baylor Scott & White Holdings 3.967% 11/15/46	2,500	2,327
Hartford Financial Services Group, Inc.:
4.4% 3/15/48	9,710	8,851
5.125% 4/15/22	4,750	4,952
Lincoln National Corp. 3.625% 12/12/26	6,000	5,727
Marsh & McLennan Companies, Inc.:
2.35% 9/10/19	3,850	3,824
2.35% 3/6/20	4,750	4,690
3.5% 6/3/24	1,900	1,845
4.05% 10/15/23	6,775	6,791
4.2% 3/1/48	4,870	4,312
4.35% 1/30/47	2,800	2,556
MetLife, Inc.:
4.6% 5/13/46	2,000	1,964
4.721% 12/15/44 (b)	5,000	4,952
5.875% 2/6/41	2,400	2,729
Principal Financial Group, Inc. 4.3% 11/15/46	8,000	7,211
Progressive Corp. 2.45% 1/15/27	4,740	4,273
Prudential Financial, Inc.:
3.878% 3/27/28	6,400	6,320
3.905% 12/7/47	550	473
3.935% 12/7/49	10,719	9,256
4.418% 3/27/48	6,350	5,967
5.7% 12/14/36	380	414
7.375% 6/15/19	3,000	3,064
The Chubb Corp. 6.5% 5/15/38	3,510	4,331
The Travelers Companies, Inc.:
4.3% 8/25/45	1,460	1,414
6.25% 6/15/37	8,350	10,116
		193,896

TOTAL FINANCIALS		3,055,486

HEALTH CARE - 2.6%
Biotechnology - 0.4%
AbbVie, Inc.:
2.3% 5/14/21	2,730	2,635
2.5% 5/14/20	7,100	6,996
2.9% 11/6/22	5,700	5,492
3.6% 5/14/25	9,000	8,587
4.3% 5/14/36	6,260	5,595
4.4% 11/6/42	4,775	4,150
4.45% 5/14/46	7,000	6,037
4.7% 5/14/45	8,980	8,032
Amgen, Inc.:
2.2% 5/22/19	11,425	11,375
2.6% 8/19/26	10,500	9,387
3.125% 5/1/25	2,000	1,896
3.875% 11/15/21	9,600	9,675
4.4% 5/1/45	4,000	3,667
4.663% 6/15/51	12,474	11,581
Celgene Corp.:
2.875% 8/15/20	3,000	2,965
3.875% 8/15/25	9,500	9,117
4.35% 11/15/47	5,500	4,601
4.55% 2/20/48	5,000	4,335
5% 8/15/45	4,300	3,952
Gilead Sciences, Inc.:
2.55% 9/1/20	4,740	4,681
3.65% 3/1/26	6,180	6,004
4.15% 3/1/47	12,440	11,027
4.75% 3/1/46	11,000	10,593
		152,380
Health Care Equipment & Supplies - 0.4%
Abbott Laboratories:
2.9% 11/30/21	11,350	11,088
3.75% 11/30/26	6,972	6,820
4.75% 11/30/36	4,500	4,599
4.9% 11/30/46	10,400	10,742
Becton, Dickinson & Co.:
2.675% 12/15/19	5,854	5,805
3.7% 6/6/27	6,740	6,283
4.685% 12/15/44	13,900	12,764
Boston Scientific Corp. 4% 3/1/28	20,000	19,065
Danaher Corp. 2.4% 9/15/20	7,361	7,257
Medtronic Global Holdings SCA 3.35% 4/1/27	14,650	14,119
Medtronic, Inc.:
2.5% 3/15/20	22,100	21,915
4.625% 3/15/45	12,925	13,181
Zimmer Biomet Holdings, Inc. 3.55% 4/1/25	11,380	10,723
		144,361
Health Care Providers & Services - 0.9%
Aetna, Inc.:
4.125% 6/1/21	7,000	7,053
4.125% 11/15/42	4,411	3,810
Anthem, Inc.:
3.65% 12/1/27	23,000	21,572
4.375% 12/1/47	4,500	4,039
Cardinal Health, Inc. 4.368% 6/15/47	13,890	11,505
Catholic Health Initiatives 4.35% 11/1/42	2,000	1,750
Childrens Hosp Medical Ctr 4.268% 5/15/44	3,320	3,277
Cigna Corp. 4% 2/15/22	4,600	4,632
CVS Health Corp.:
2.25% 8/12/19	3,750	3,725
2.8% 7/20/20	8,400	8,288
2.875% 6/1/26	7,500	6,761
3.7% 3/9/23	21,075	20,740
3.875% 7/20/25	4,660	4,518
4.1% 3/25/25	17,150	16,892
4.3% 3/25/28	23,900	23,280
4.875% 7/20/35	3,100	3,019
5.05% 3/25/48	27,400	26,542
5.125% 7/20/45	8,810	8,575
5.3% 12/5/43	4,391	4,379
Express Scripts Holding Co.:
2.25% 6/15/19	3,800	3,783
3% 7/15/23	10,000	9,525
4.5% 2/25/26	11,660	11,718
4.8% 7/15/46	7,600	7,151
6.125% 11/15/41	3,000	3,235
Express Scripts, Inc. 7.25% 6/15/19	2,000	2,041
Halfmoon Parent, Inc. 3.75% 7/15/23 (a)	18,695	18,444
Humana, Inc. 4.95% 10/1/44	2,500	2,509
Kaiser Foundation Hospitals 4.875% 4/1/42	1,800	1,951
McKesson Corp.:
3.796% 3/15/24	5,000	4,886
4.883% 3/15/44	5,000	4,672
Memorial Sloan-Kettring Cancer Center 4.2% 7/1/55	3,000	2,884
New York & Presbyterian Hospital:
4.024% 8/1/45	3,500	3,322
4.063% 8/1/56	2,630	2,471
NYU Hospitals Center 4.784% 7/1/44	7,600	7,900
Partners Healthcare System, Inc. 4.117% 7/1/55	3,500	3,234
UnitedHealth Group, Inc.:
1.625% 3/15/19	4,878	4,858
2.3% 12/15/19	8,625	8,565
2.7% 7/15/20	6,000	5,956
2.875% 12/15/21	2,575	2,546
3.375% 4/15/27	5,400	5,221
3.5% 6/15/23	8,900	8,886
3.75% 7/15/25	3,500	3,484
3.75% 10/15/47	9,560	8,529
3.85% 6/15/28	11,610	11,591
4.2% 1/15/47	3,600	3,454
4.375% 3/15/42	11,800	11,594
4.75% 7/15/45	1,670	1,731
WellPoint, Inc.:
3.3% 1/15/23	2,000	1,956
4.625% 5/15/42	2,600	2,436
4.65% 1/15/43	2,000	1,895
		356,785
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
3% 4/15/23	4,670	4,491
4.15% 2/1/24	4,379	4,399
5.3% 2/1/44	5,820	6,203
		15,093
Pharmaceuticals - 0.9%
Actavis Funding SCS:
3% 3/12/20	27,100	26,926
3.45% 3/15/22	18,025	17,630
3.8% 3/15/25	8,820	8,460
4.55% 3/15/35	6,650	6,187
4.75% 3/15/45	6,330	5,870
Allergan PLC 3.25% 10/1/22	3,000	2,903
AstraZeneca PLC:
4.375% 11/16/45	7,540	7,045
6.45% 9/15/37	3,250	3,846
Bayer U.S. Finance II LLC:
2.125% 7/15/19 (a)	7,458	7,409
2.75% 7/15/21 (a)	6,357	6,142
2.85% 4/15/25 (a)	3,825	3,463
3.95% 4/15/45 (a)	1,390	1,105
Bristol-Myers Squibb Co. 3.25% 8/1/42	2,800	2,374
Eli Lilly & Co. 3.95% 5/15/47	5,500	5,152
GlaxoSmithKline Capital, Inc. 6.375% 5/15/38	7,218	8,909
Johnson & Johnson:
1.65% 3/1/21	3,770	3,660
2.45% 3/1/26	5,590	5,192
3.4% 1/15/38	9,330	8,500
3.5% 1/15/48	6,000	5,371
3.625% 3/3/37	4,000	3,767
4.5% 12/5/43	6,625	6,931
4.85% 5/15/41	4,260	4,601
Merck & Co., Inc.:
1.85% 2/10/20	9,000	8,877
2.4% 9/15/22	2,000	1,927
3.6% 9/15/42	2,000	1,842
3.7% 2/10/45	6,400	5,948
3.875% 1/15/21	1,000	1,015
5% 6/30/19	5,970	6,043
Mylan NV:
3.15% 6/15/21	2,000	1,953
3.95% 6/15/26	2,830	2,599
5.2% 4/15/48 (a)	3,000	2,516
5.25% 6/15/46	3,300	2,808
Novartis Capital Corp.:
2.4% 5/17/22	11,600	11,238
2.4% 9/21/22	3,750	3,614
3% 11/20/25	10,470	9,920
3.1% 5/17/27	5,890	5,601
3.7% 9/21/42	2,825	2,615
4% 11/20/45	5,240	5,025
Perrigo Co. PLC 3.5% 3/15/21	1,686	1,656
Perrigo Finance PLC:
4.375% 3/15/26	3,100	2,955
4.9% 12/15/44	2,268	2,010
Pfizer, Inc.:
3% 12/15/26	6,700	6,368
3.2% 9/15/23	12,720	12,605
4% 12/15/36	9,500	9,176
4.125% 12/15/46	3,290	3,188
4.2% 9/15/48	7,800	7,607
4.4% 5/15/44	4,190	4,233
7.2% 3/15/39	5,400	7,362
Shire Acquisitions Investments Ireland DAC:
2.4% 9/23/21	11,340	10,871
2.875% 9/23/23	9,450	8,846
3.2% 9/23/26	39,180	35,273
Zoetis, Inc.:
3.25% 2/1/23	5,000	4,879
3.95% 9/12/47	2,000	1,745
4.7% 2/1/43	1,300	1,287
		345,045

TOTAL HEALTH CARE		1,013,664

INDUSTRIALS - 1.8%
Aerospace & Defense - 0.5%
General Dynamics Corp.:
3% 5/11/21	5,800	5,767
3.375% 5/15/23	9,500	9,441
3.75% 5/15/28	9,400	9,356
Lockheed Martin Corp.:
3.55% 1/15/26	7,600	7,453
4.09% 9/15/52	9,558	8,675
Northrop Grumman Corp.:
3.25% 1/15/28	8,400	7,812
3.85% 4/15/45	1,875	1,646
4.03% 10/15/47	18,830	16,854
4.75% 6/1/43	4,000	4,000
Raytheon Co.:
3.125% 10/15/20	2,000	2,001
3.15% 12/15/24	8,900	8,715
4.875% 10/15/40	1,000	1,083
Rockwell Collins, Inc.:
2.8% 3/15/22	8,500	8,236
4.35% 4/15/47	6,600	6,045
The Boeing Co.:
2.125% 3/1/22	3,760	3,619
2.5% 3/1/25	4,600	4,307
2.8% 3/1/23	4,940	4,835
3.625% 3/1/48	4,000	3,548
3.65% 3/1/47	2,760	2,453
6% 3/15/19	1,000	1,008
6.875% 3/15/39	3,300	4,390
United Technologies Corp.:
2.3% 5/4/22	10,000	9,563
2.65% 11/1/26	4,800	4,287
3.1% 6/1/22	2,875	2,804
3.65% 8/16/23	19,480	19,200
3.75% 11/1/46	3,850	3,212
4.05% 5/4/47	2,330	2,044
4.125% 11/16/28	14,710	14,448
4.5% 4/15/20	4,000	4,057
4.5% 6/1/42	7,380	7,007
4.625% 11/16/48	7,000	6,712
5.7% 4/15/40	2,000	2,201
		196,779
Air Freight & Logistics - 0.1%
FedEx Corp.:
2.3% 2/1/20	11,350	11,234
3.2% 2/1/25	3,820	3,653
3.9% 2/1/35	5,900	5,346
4.4% 1/15/47	8,000	7,101
4.55% 4/1/46	1,500	1,365
United Parcel Service, Inc.:
2.4% 11/15/26	7,500	6,798
3.4% 11/15/46	2,650	2,201
3.75% 11/15/47	6,180	5,456
6.2% 1/15/38	2,500	3,032
		46,186
Airlines - 0.0%
American Airlines pass-thru trust equipment trust certificate 4.95% 7/15/24	2,499	2,552
American Airlines, Inc. equipment trust certificate 3.2% 6/15/28	7,192	6,760
Continental Airlines, Inc. 4% 10/29/24	3,518	3,512
United Airlines 2015-1 Class AA Pass Through Trust 3.45% 12/1/27	638	612
United Airlines Pass-through Trust equipment trust certificate 3.1% 1/7/30	8,951	8,524
		21,960
Commercial Services & Supplies - 0.1%
FMS Wertmanagement AoeR 1.375% 6/8/21	9,400	9,041
Republic Services, Inc.:
2.9% 7/1/26	4,220	3,904
3.2% 3/15/25	11,275	10,773
3.95% 5/15/28	10,500	10,367
5.5% 9/15/19	4,000	4,063
Waste Management, Inc.:
2.4% 5/15/23	5,300	5,024
2.9% 9/15/22	6,675	6,490
		49,662
Electrical Equipment - 0.0%
Eaton Corp.:
2.75% 11/2/22	5,725	5,501
4% 11/2/32	1,900	1,818
4.15% 11/2/42	1,900	1,729
Fortive Corp. 2.35% 6/15/21	6,600	6,386
General Electric Capital Corp. 6.15% 8/7/37	544	515
		15,949
Industrial Conglomerates - 0.2%
3M Co.:
2% 6/26/22	4,000	3,834
2.875% 10/15/27	4,000	3,759
3.125% 9/19/46	2,760	2,273
Covidien International Finance SA 3.2% 6/15/22	2,150	2,122
Danaher Corp. 4.375% 9/15/45	2,370	2,321
General Electric Co.:
3.375% 3/11/24	5,500	4,913
4.5% 3/11/44	30,370	24,160
Honeywell International, Inc.:
2.5% 11/1/26	7,160	6,588
3.812% 11/21/47	1,400	1,301
Roper Technologies, Inc.:
2.8% 12/15/21	6,610	6,427
3.8% 12/15/26	8,500	8,139
		65,837
Machinery - 0.4%
Caterpillar Financial Services Corp.:
2.4% 6/6/22	10,000	9,624
3.45% 5/15/23	14,000	13,876
Caterpillar, Inc.:
2.6% 6/26/22	6,000	5,796
3.803% 8/15/42	2,500	2,258
5.3% 9/15/35	7,000	7,589
Deere & Co. 5.375% 10/16/29	1,000	1,115
Ingersoll-Rand Luxembourg Finance SA:
2.625% 5/1/20	5,093	5,036
4.65% 11/1/44	6,000	5,707
John Deere Capital Corp.:
1.95% 12/13/18	4,825	4,824
1.95% 3/4/19	9,600	9,579
2.05% 3/10/20	7,675	7,568
2.25% 4/17/19	10,250	10,225
2.55% 1/8/21	10,401	10,248
2.65% 6/24/24	10,460	9,905
2.65% 6/10/26	5,000	4,614
2.7% 1/6/23	10,000	9,633
2.8% 1/27/23	5,000	4,849
2.8% 3/6/23	3,250	3,150
2.8% 9/8/27	7,000	6,455
Parker Hannifin Corp.:
3.25% 3/1/27	5,650	5,320
4.1% 3/1/47	5,660	5,276
		142,647
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp. 4.7% 10/1/19	5,000	5,067
Burlington Northern Santa Fe LLC:
3% 3/15/23	2,800	2,731
3.05% 3/15/22	10,000	9,917
3.25% 6/15/27	7,500	7,254
3.9% 8/1/46	4,640	4,176
4.05% 6/15/48	6,000	5,527
4.125% 6/15/47	2,850	2,677
4.15% 4/1/45	1,700	1,597
4.375% 9/1/42	4,500	4,404
4.55% 9/1/44	3,000	2,983
4.9% 4/1/44	4,000	4,166
Canadian National Railway Co.:
2.85% 12/15/21	5,000	4,929
3.2% 8/2/46	3,300	2,729
CSX Corp.:
3.25% 6/1/27	5,000	4,649
3.4% 8/1/24	4,625	4,540
3.8% 11/1/46	5,720	4,913
3.95% 5/1/50	3,575	3,057
4.1% 3/15/44	6,775	6,077
4.75% 11/15/48	5,790	5,709
Norfolk Southern Corp.:
3% 4/1/22	7,500	7,377
3.25% 12/1/21	5,000	4,965
3.65% 8/1/25	12,000	11,865
3.95% 10/1/42	1,900	1,695
4.65% 1/15/46	3,260	3,216
Union Pacific Corp.:
2.75% 3/1/26	6,660	6,138
3% 4/15/27	5,000	4,635
3.35% 8/15/46	4,720	3,744
3.6% 9/15/37	3,300	2,888
3.799% 10/1/51	2,800	2,304
4.5% 9/10/48	9,400	9,040
		144,969
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.625% 7/1/22	9,420	8,994
2.75% 1/15/23	10,000	9,440
3.375% 6/1/21	14,024	13,778
3.75% 2/1/22	3,820	3,789
		36,001

TOTAL INDUSTRIALS		719,990

INFORMATION TECHNOLOGY - 1.8%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
1.85% 9/20/21	10,100	9,707
2.2% 9/20/23	7,510	7,094
2.5% 9/20/26	5,000	4,559
3.5% 6/15/25	4,270	4,225
4.45% 1/15/20	2,000	2,030
4.95% 2/15/19	3,479	3,493
5.9% 2/15/39	12,416	14,887
		45,995
Electronic Equipment & Components - 0.1%
Corning, Inc. 4.75% 3/15/42	5,000	4,634
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (a)	17,160	17,179
6.02% 6/15/26 (a)	16,140	16,323
8.35% 7/15/46 (a)	5,890	6,483
Tyco Electronics Group SA:
2.35% 8/1/19	5,000	4,974
2.375% 12/17/18	3,000	2,999
3.45% 8/1/24	3,650	3,570
7.125% 10/1/37	2,475	3,171
		59,333
IT Services - 0.2%
IBM Corp.:
2.5% 1/27/22	7,800	7,522
3.625% 2/12/24	10,000	9,826
4.7% 2/19/46	4,950	4,840
IBM Credit LLC 2.2% 9/8/22	9,000	8,508
MasterCard, Inc. 3.8% 11/21/46	3,800	3,548
Visa, Inc.:
2.2% 12/14/20	5,700	5,597
2.75% 9/15/27	11,920	11,033
3.15% 12/14/25	9,010	8,704
4.3% 12/14/45	6,640	6,653
		66,231
Semiconductors & Semiconductor Equipment - 0.2%
Applied Materials, Inc. 4.35% 4/1/47	12,920	12,104
Intel Corp.:
2.35% 5/11/22	17,000	16,475
3.3% 10/1/21	15,000	15,040
3.734% 12/8/47	3,267	2,907
4.1% 5/19/46	7,000	6,644
4.1% 5/11/47	2,400	2,263
Qualcomm, Inc.:
2.6% 1/30/23	7,500	7,137
4.3% 5/20/47	10,100	8,747
Texas Instruments, Inc.:
1.75% 5/1/20	3,800	3,726
4.15% 5/15/48	4,000	3,845
		78,888
Software - 0.7%
Microsoft Corp.:
1.55% 8/8/21	20,160	19,382
2.4% 2/6/22	28,000	27,362
2.7% 2/12/25	17,175	16,368
3.45% 8/8/36	6,100	5,639
3.625% 12/15/23	26,150	26,413
3.7% 8/8/46	16,730	15,487
3.95% 8/8/56	5,000	4,657
4.1% 2/6/37	17,740	17,788
4.2% 6/1/19	2,000	2,012
4.25% 2/6/47	6,980	7,061
4.45% 11/3/45	12,570	13,006
5.3% 2/8/41	1,500	1,726
Oracle Corp.:
1.9% 9/15/21	8,400	8,083
2.25% 10/8/19	4,725	4,700
2.5% 5/15/22	9,600	9,302
2.625% 2/15/23	10,000	9,656
2.65% 7/15/26	9,000	8,233
2.95% 5/15/25	5,000	4,755
3.25% 11/15/27	17,100	16,251
3.4% 7/8/24	4,725	4,651
3.85% 7/15/36	10,130	9,431
4% 7/15/46	9,800	8,901
4% 11/15/47	5,000	4,531
4.125% 5/15/45	3,000	2,806
4.3% 7/8/34	3,875	3,809
5.375% 7/15/40	12,500	13,846
		265,856
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.:
2.1% 5/6/19	6,475	6,456
2.1% 9/12/22	8,500	8,110
2.15% 2/9/22	5,000	4,823
2.25% 2/23/21	15,000	14,705
2.3% 5/11/22	8,000	7,733
2.4% 1/13/23	30,000	28,764
2.45% 8/4/26	20,600	18,741
2.7% 5/13/22	6,650	6,516
2.9% 9/12/27	14,050	13,006
3% 11/13/27	10,000	9,347
3.2% 5/13/25	10,490	10,154
3.2% 5/11/27	5,570	5,298
3.75% 11/13/47	6,975	6,230
3.85% 5/4/43	13,000	11,945
4.25% 2/9/47	2,500	2,430
4.375% 5/13/45	4,690	4,637
4.5% 2/23/36	9,260	9,590
4.65% 2/23/46	5,650	5,764
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (b)	7,130	7,125
4.9% 10/15/25 (b)	9,750	9,788
6.2% 10/15/35 (b)	3,890	3,759
6.35% 10/15/45 (b)	1,880	1,743
HP, Inc.:
4.3% 6/1/21	2,780	2,828
6% 9/15/41	1,500	1,457
Xerox Corp.:
2.75% 3/15/19	5,000	4,991
4.5% 5/15/21	4,000	3,931
5.625% 12/15/19	1,000	1,015
		210,886

TOTAL INFORMATION TECHNOLOGY		727,189

MATERIALS - 0.7%
Chemicals - 0.4%
Air Products & Chemicals, Inc. 4.375% 8/21/19	1,000	1,008
DowDuPont, Inc.:
4.205% 11/15/23	14,200	14,326
4.725% 11/15/28	17,145	17,385
Eastman Chemical Co. 4.65% 10/15/44	3,000	2,628
Ecolab, Inc.:
2.25% 1/12/20	3,775	3,731
2.7% 11/1/26	6,600	6,060
3.95% 12/1/47	3,329	3,018
5.5% 12/8/41	408	457
LYB International Finance BV:
4% 7/15/23	5,625	5,593
4.875% 3/15/44	5,850	5,268
LYB International Finance II BV 3.5% 3/2/27	9,470	8,620
LyondellBasell Industries NV:
4.625% 2/26/55	3,740	3,086
5% 4/15/19	1,000	1,002
Nutrien Ltd.:
4% 12/15/26	11,400	10,940
4.875% 3/30/20	1,500	1,525
5.25% 1/15/45	3,500	3,399
5.625% 12/1/40	1,800	1,853
Praxair, Inc.:
2.2% 8/15/22	2,000	1,912
2.45% 2/15/22	4,650	4,518
3.2% 1/30/26	6,340	6,133
3.55% 11/7/42	2,000	1,748
Sherwin-Williams Co.:
2.75% 6/1/22	4,740	4,546
3.45% 6/1/27	10,730	9,826
4.5% 6/1/47	8,530	7,524
The Dow Chemical Co.:
3% 11/15/22	4,900	4,728
4.125% 11/15/21	7,700	7,775
4.375% 11/15/42	4,875	4,189
8.55% 5/15/19	2,358	2,414
9.4% 5/15/39	3,000	4,193
The Mosaic Co.:
4.05% 11/15/27	5,760	5,470
4.25% 11/15/23	10,888	10,926
5.625% 11/15/43	3,750	3,759
Westlake Chemical Corp. 5% 8/15/46	2,000	1,809
		171,369
Containers & Packaging - 0.1%
Bemis Co., Inc. 6.8% 8/1/19	3,000	3,067
International Paper Co.:
3.65% 6/15/24	4,725	4,674
3.8% 1/15/26	2,880	2,791
4.4% 8/15/47	3,800	3,207
4.75% 2/15/22	11,500	11,891
5.15% 5/15/46	1,810	1,683
		27,313
Metals & Mining - 0.2%
Barrick Gold Corp. 5.25% 4/1/42	4,500	4,393
BHP Billiton Financial (U.S.A.) Ltd.:
2.875% 2/24/22	5,759	5,671
5% 9/30/43	3,000	3,171
Newmont Mining Corp. 5.125% 10/1/19	1,000	1,015
Nucor Corp.:
4% 8/1/23	3,000	3,033
5.2% 8/1/43	4,000	4,164
Rio Tinto Finance (U.S.A.) Ltd.:
3.75% 6/15/25	21,300	21,065
7.125% 7/15/28	2,000	2,452
Southern Copper Corp.:
3.875% 4/23/25	3,670	3,443
5.25% 11/8/42	5,775	5,272
Vale Overseas Ltd.:
4.375% 1/11/22	4,487	4,554
5.875% 6/10/21	8,220	8,610
Vale SA 5.625% 9/11/42	6,600	6,534
		73,377

TOTAL MATERIALS		272,059

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	3,788	3,754
3.9% 6/15/23	5,650	5,651
American Tower Corp.:
3.4% 2/15/19	7,475	7,477
3.55% 7/15/27	8,550	7,856
Boston Properties, Inc.:
2.75% 10/1/26	7,000	6,265
3.125% 9/1/23	1,900	1,825
4.125% 5/15/21	2,100	2,119
DDR Corp. 4.625% 7/15/22	1,900	1,937
Duke Realty LP:
3.625% 4/15/23	2,750	2,719
3.75% 12/1/24	5,750	5,648
ERP Operating LP:
2.375% 7/1/19	5,750	5,719
3% 4/15/23	1,875	1,827
3.25% 8/1/27	12,984	12,230
4.625% 12/15/21	5,700	5,856
Federal Realty Investment Trust 3% 8/1/22	4,750	4,647
HCP, Inc.:
3.4% 2/1/25	8,000	7,533
3.875% 8/15/24	7,575	7,359
Health Care REIT, Inc. 3.75% 3/15/23	8,660	8,561
Kimco Realty Corp.:
3.8% 4/1/27	4,000	3,769
4.125% 12/1/46	10,000	8,350
4.45% 9/1/47	5,180	4,564
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	8,000	7,895
4.5% 1/15/25	8,010	7,779
4.5% 4/1/27	9,500	9,088
Simon Property Group LP:
2.625% 6/15/22	7,930	7,667
3.375% 12/1/27	14,000	13,176
4.125% 12/1/21	3,200	3,249
Ventas Realty LP:
3.125% 6/15/23	6,315	6,099
3.25% 10/15/26	3,500	3,214
3.5% 2/1/25	4,000	3,804
3.85% 4/1/27	9,500	9,039
4% 3/1/28	9,000	8,592
4.125% 1/15/26	1,450	1,418
4.375% 2/1/45	3,000	2,661
Weingarten Realty Investors 3.5% 4/15/23	3,800	3,715
Welltower, Inc. 4.95% 9/1/48	10,000	9,525
		212,587
Real Estate Management & Development - 0.2%
Brandywine Operating Partnership LP 3.95% 2/15/23	3,800	3,750
CBRE Group, Inc. 4.875% 3/1/26	5,700	5,766
Digital Realty Trust LP 3.7% 8/15/27	8,000	7,435
Liberty Property LP:
3.25% 10/1/26	4,660	4,306
3.375% 6/15/23	2,775	2,704
3.75% 4/1/25	4,750	4,584
4.4% 2/15/24	7,425	7,509
4.75% 10/1/20	1,000	1,019
Mack-Cali Realty LP:
3.15% 5/15/23	4,700	4,137
4.5% 4/18/22	4,210	4,021
Tanger Properties LP:
3.75% 12/1/24	6,500	6,232
3.875% 7/15/27	6,200	5,776
		57,239

TOTAL REAL ESTATE		269,826

UTILITIES - 1.7%
Electric Utilities - 1.1%
Alabama Power Co.:
3.7% 12/1/47	5,890	5,138
3.75% 3/1/45	1,000	881
4.15% 8/15/44	4,650	4,371
4.3% 7/15/48	5,880	5,618
5.2% 6/1/41	3,850	4,002
AmerenUE 3.9% 9/15/42	3,700	3,465
American Electric Power Co., Inc. 2.95% 12/15/22	4,000	3,887
Appalachian Power Co. 4.45% 6/1/45	6,000	5,816
Baltimore Gas & Electric Co.:
3.35% 7/1/23	2,850	2,814
3.5% 8/15/46	2,500	2,116
Carolina Power & Light Co. 2.8% 5/15/22	4,350	4,257
CenterPoint Energy Houston Electric LLC 3.55% 8/1/42	1,900	1,657
Cleco Corporate Holdings LLC 3.743% 5/1/26	5,660	5,374
Commonwealth Edison Co.:
3.1% 11/1/24	10,000	9,658
3.4% 9/1/21	1,000	999
3.65% 6/15/46	2,860	2,502
3.7% 3/1/45	3,100	2,747
3.75% 8/15/47	6,150	5,590
4% 3/1/48	6,830	6,326
Detroit Edison Co. 2.65% 6/15/22	8,000	7,788
Duke Energy Carolinas LLC:
2.95% 12/1/26	6,000	5,657
3.75% 6/1/45	2,000	1,773
4% 9/30/42	3,750	3,468
Duke Energy Corp.:
1.8% 9/1/21	15,460	14,705
2.65% 9/1/26	13,350	11,917
3.75% 4/15/24	6,000	5,933
3.75% 9/1/46	9,130	7,672
3.95% 10/15/23	2,443	2,467
4.8% 12/15/45	2,790	2,753
Duke Energy Progress, Inc.:
4.15% 12/1/44	1,800	1,694
4.375% 3/30/44	2,000	1,963
Edison International 2.95% 3/15/23	8,190	7,755
Entergy Corp.:
2.95% 9/1/26	4,700	4,260
4% 7/15/22	6,640	6,644
Eversource Energy:
2.9% 10/1/24	8,550	8,131
3.35% 3/15/26	6,610	6,248
Exelon Corp.:
3.95% 6/15/25	7,830	7,670
5.1% 6/15/45	1,100	1,118
FirstEnergy Corp. 3.9% 7/15/27	8,500	8,138
Florida Power & Light Co.:
3.125% 12/1/25	5,100	4,967
3.25% 6/1/24	4,725	4,693
4.05% 10/1/44	5,419	5,165
4.125% 6/1/48	12,300	11,871
Florida Power Corp. 3.4% 10/1/46	2,500	2,074
Indiana Michigan Power Co. 3.2% 3/15/23	2,775	2,718
Northern States Power Co.:
3.4% 8/15/42	2,000	1,736
4.125% 5/15/44	4,500	4,291
NSTAR Electric Co. 3.2% 5/15/27	7,650	7,252
Pacific Gas & Electric Co.:
2.45% 8/15/22	4,000	3,527
2.95% 3/1/26	6,800	5,611
3.75% 8/15/42	5,900	4,400
4% 12/1/46	1,350	1,031
5.4% 1/15/40	4,000	3,547
PacifiCorp:
3.6% 4/1/24	4,000	3,995
6% 1/15/39	6,193	7,447
Potomac Electric Power Co. 6.5% 11/15/37	3,806	4,764
PPL Capital Funding, Inc.:
3.1% 5/15/26	8,000	7,393
3.4% 6/1/23	2,675	2,638
4.2% 6/15/22	2,000	2,015
4.7% 6/1/43	1,800	1,727
PPL Electric Utilities Corp. 4.15% 10/1/45	3,500	3,348
Progress Energy, Inc.:
4.875% 12/1/19	1,700	1,718
6% 12/1/39	5,200	5,999
Public Service Co. of Colorado:
2.9% 5/15/25	11,000	10,444
3.8% 6/15/47	4,630	4,181
Public Service Electric & Gas Co.:
3.65% 9/1/42	2,825	2,513
4% 6/1/44	5,000	4,582
Puget Sound Energy, Inc. 4.3% 5/20/45	6,410	6,296
Southern California Edison Co. 4% 4/1/47	10,000	8,755
Southern Co.:
2.35% 7/1/21	6,600	6,357
3.25% 7/1/26	11,000	10,175
4.4% 7/1/46	7,320	6,604
Tampa Electric Co.:
4.45% 6/15/49	11,715	11,182
6.15% 5/15/37	6,260	6,991
Virginia Electric & Power Co.:
3.1% 5/15/25	4,000	3,840
3.45% 2/15/24	2,750	2,721
3.8% 4/1/28	14,910	14,660
3.8% 9/15/47	8,210	7,296
4.2% 5/15/45	2,400	2,256
4.45% 2/15/44	2,750	2,684
5% 6/30/19	5,000	5,053
6% 5/15/37	2,000	2,292
Wisconsin Electric Power Co. 4.25% 6/1/44	4,700	4,516
Wisconsin Power & Light Co. 5% 7/15/19	1,000	1,013
Xcel Energy, Inc.:
2.6% 3/15/22	13,900	13,492
3.35% 12/1/26	3,000	2,866
		439,668
Gas Utilities - 0.1%
AGL Capital Corp. 3.95% 10/1/46	13,520	11,511
Southern California Gas Co. 2.6% 6/15/26	13,230	12,136
		23,647
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.7% 6/15/21	8,660	8,389
4.75% 6/15/46	5,210	4,861
		13,250
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co.:
3.25% 4/15/28	10,000	9,406
3.8% 7/15/48	10,000	8,612
4.5% 2/1/45	6,650	6,399
5.15% 11/15/43	1,650	1,726
CenterPoint Energy, Inc. 2.5% 9/1/22	14,859	14,052
CMS Energy Corp. 4.875% 3/1/44	5,000	5,085
Consolidated Edison Co. of New York, Inc.:
3.875% 6/15/47	2,860	2,546
4.45% 6/15/20	2,000	2,033
4.45% 3/15/44	8,000	7,768
4.5% 5/15/58	9,480	8,757
4.65% 12/1/48	10,470	10,460
5.5% 12/1/39	2,500	2,762
Consolidated Edison, Inc. 2% 5/15/21	5,520	5,332
Consumers Energy Co. 2.85% 5/15/22	6,650	6,503
Delmarva Power & Light 4% 6/1/42	4,000	3,627
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 4.6861% 9/30/66 (b)(d)	1,000	925
3 month U.S. LIBOR + 2.825% 5.221% 6/30/66 (b)(d)	1,000	950
2.5% 12/1/19	6,700	6,634
3.9% 10/1/25	12,900	12,585
4.9% 8/1/41	2,000	1,968
DTE Energy Co. 2.85% 10/1/26	6,000	5,436
Duke Energy Carolinas LLC 3.875% 3/15/46	3,900	3,504
NiSource Finance Corp.:
3.49% 5/15/27	7,650	7,196
4.375% 5/15/47	4,780	4,338
4.8% 2/15/44	5,500	5,337
6.25% 12/15/40	2,453	2,810
Puget Energy, Inc. 3.65% 5/15/25	8,070	7,752
San Diego Gas & Electric Co. 4.5% 8/15/40	1,000	992
Sempra Energy:
2.4% 3/15/20	12,406	12,190
2.875% 10/1/22	3,000	2,864
2.9% 2/1/23	2,970	2,836
3.25% 6/15/27	6,100	5,558
4% 2/1/48	4,000	3,304
4.05% 12/1/23	5,000	4,946
6% 10/15/39	1,000	1,089
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.7286% 5/15/67 (b)(d)	4,228	3,626
		191,908

TOTAL UTILITIES		668,473

TOTAL NONCONVERTIBLE BONDS
(Cost $10,109,364)		9,689,304

U.S. Government and Government Agency Obligations - 41.8%
U.S. Government Agency Obligations - 1.1%
Fannie Mae:
1.25% 8/17/21	$30,311	$29,063
1.5% 11/30/20	18,106	17,634
1.875% 4/5/22	32,247	31,207
1.875% 9/24/26	13,350	12,174
2% 10/5/22	36,870	35,627
2.125% 4/24/26	4,000	3,736
2.375% 1/19/23	29,930	29,286
2.625% 9/6/24	4,000	3,918
2.875% 9/12/23	7,700	7,673
Federal Home Loan Bank:
1.125% 7/14/21	13,270	12,699
1.375% 2/18/21	20,300	19,669
1.875% 11/29/21	19,170	18,624
2% 9/9/22	38,000	36,650
2.625% 10/1/20	17,400	17,327
3% 10/12/21	9,750	9,775
3.25% 11/16/28	16,710	16,656
5.5% 7/15/36	1,500	1,873
Freddie Mac:
1.375% 5/1/20	14,000	13,727
2.375% 1/13/22	13,000	12,803
2.75% 6/19/23	24,215	24,015
6.25% 7/15/32	7,700	10,069
6.75% 3/15/31	26,000	34,696
Tennessee Valley Authority:
5.25% 9/15/39	20,000	24,161
5.375% 4/1/56	5,395	6,930

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		429,992

U.S. Treasury Obligations - 40.7%
U.S. Treasury Bonds:
2.25% 8/15/46	48,910	39,512
2.5% 2/15/45	106,010	90,991
2.5% 2/15/46	89,150	76,185
2.5% 5/15/46	78,650	67,151
2.75% 8/15/47	130,870	117,323
2.75% 11/15/47	18,907	16,937
2.875% 5/15/43	43,241	40,145
2.875% 8/15/45	78,240	72,250
2.875% 11/15/46	122,930	113,249
3% 11/15/44	8,970	8,500
3% 5/15/45	43,090	40,806
3% 11/15/45	86,290	81,649
3% 2/15/47	136,950	129,305
3% 5/15/47	97,530	92,010
3% 2/15/48	56,690	53,402
3% 8/15/48	92,287	86,941
3.125% 8/15/44	109,114	105,815
3.375% 5/15/44	72,390	73,315
3.625% 8/15/43	62,996	66,456
3.625% 2/15/44	80,710	85,143
3.75% 11/15/43	58,057	62,484
3.875% 8/15/40	30,080	33,026
4.25% 5/15/39	26,000	30,079
4.25% 11/15/40	811	938
4.375% 2/15/38	26,380	30,992
4.375% 11/15/39	100	118
4.375% 5/15/40	8,000	9,405
4.375% 5/15/41	20,967	24,678
4.5% 2/15/36	105,390	124,867
4.5% 5/15/38	53,140	63,432
4.5% 8/15/39	39,000	46,578
4.625% 2/15/40	21,500	26,103
4.75% 2/15/37	68,560	83,919
4.75% 2/15/41	54,830	67,816
5% 5/15/37	395,620	498,821
5.375% 2/15/31	53,470	66,063
6.25% 5/15/30	86,360	113,024
U.S. Treasury Notes:
1% 10/15/19	4,990	4,918
1.125% 2/28/21	39,910	38,454
1.125% 6/30/21	71,040	68,096
1.125% 7/31/21	270	258
1.125% 8/31/21	68,410	65,364
1.125% 9/30/21	62,332	59,500
1.25% 1/31/20	825	811
1.25% 3/31/21	210,183	202,917
1.25% 10/31/21	44,670	42,712
1.25% 7/31/23	74,300	69,122
1.375% 12/15/19	103,400	101,962
1.375% 1/15/20	19,064	18,775
1.375% 1/31/20	20,920	20,591
1.375% 2/15/20	161,270	158,612
1.375% 2/29/20	49,140	48,299
1.375% 3/31/20	6,630	6,508
1.375% 4/30/20	11,330	11,109
1.375% 8/31/20	78,960	77,035
1.375% 9/15/20	222,260	216,790
1.375% 9/30/20	25,600	24,950
1.375% 10/31/20	5,720	5,567
1.375% 1/31/21	20,530	19,914
1.375% 4/30/21	85,980	83,112
1.375% 5/31/21	64,380	62,149
1.375% 6/30/23	65,070	60,965
1.375% 8/31/23	7,934	7,414
1.375% 9/30/23	79,110	73,841
1.5% 10/31/19	36,700	36,299
1.5% 11/30/19	51,090	50,469
1.5% 4/15/20	163,720	160,900
1.5% 5/15/20	184,420	181,041
1.5% 5/31/20	39,630	38,876
1.5% 6/15/20	160,530	157,407
1.5% 7/15/20	245,573	240,508
1.5% 8/15/20	15,000	14,677
1.5% 1/31/22	4,370	4,195
1.5% 2/28/23	15,050	14,242
1.5% 3/31/23	90,980	85,990
1.5% 8/15/26	264,689	238,396
1.625% 12/31/19	8,990	8,883
1.625% 3/15/20	151,490	149,277
1.625% 6/30/20	50,460	49,545
1.625% 7/31/20	47,580	46,666
1.625% 10/15/20	199,250	194,961
1.625% 11/30/20	94,780	92,603
1.625% 8/31/22	94,180	90,122
1.625% 4/30/23	47,390	44,985
1.625% 5/31/23	52,030	49,343
1.625% 10/31/23	94,170	88,858
1.625% 2/15/26	50,280	46,026
1.625% 5/15/26	5,610	5,118
1.75% 11/30/19	18,247	18,069
1.75% 10/31/20	9,960	9,763
1.75% 11/15/20	221,930	217,474
1.75% 12/31/20	71,130	69,643
1.75% 11/30/21	84,370	81,783
1.75% 3/31/22	117,000	112,992
1.75% 5/31/22	79,360	76,502
1.75% 6/30/22	27,300	26,298
1.75% 9/30/22	28,790	27,649
1.75% 1/31/23	25,640	24,534
1.875% 6/30/20	24,290	23,943
1.875% 12/15/20	85,025	83,491
1.875% 11/30/21	81,260	79,082
1.875% 1/31/22	54,860	53,276
1.875% 2/28/22	131,780	127,888
1.875% 3/31/22	132,820	128,799
1.875% 4/30/22	121,810	118,018
1.875% 5/31/22	16,035	15,522
1.875% 7/31/22	139,950	135,259
1.875% 8/31/22	69,670	67,270
1.875% 9/30/22	79,000	76,238
1.875% 10/31/22	27,400	26,416
2% 11/30/20	31,910	31,409
2% 1/15/21	307,950	302,850
2% 2/28/21	26,380	25,914
2% 5/31/21	40,290	39,497
2% 8/31/21	108,300	105,956
2% 10/31/21	29,700	29,018
2% 12/31/21	3,415	3,333
2% 7/31/22	48,060	46,654
2% 10/31/22	178,361	172,808
2% 11/30/22	148,010	143,315
2% 4/30/24	58,490	55,933
2% 5/31/24	98,730	94,345
2% 6/30/24	97,830	93,409
2% 2/15/25	3,635	3,447
2% 8/15/25	36,140	34,118
2% 11/15/26	153,170	142,771
2.125% 8/31/20	49,753	49,170
2.125% 1/31/21	3,060	3,016
2.125% 6/30/21	7,260	7,136
2.125% 8/15/21	90,750	89,102
2.125% 9/30/21	43,640	42,813
2.125% 12/31/21	15,950	15,622
2.125% 6/30/22	40,770	39,775
2.125% 12/31/22	138,550	134,702
2.125% 11/30/23	116,310	112,335
2.125% 2/29/24	52,620	50,717
2.125% 3/31/24	114,480	110,272
2.125% 7/31/24	151,606	145,613
2.125% 9/30/24	89,850	86,172
2.125% 11/30/24	55,140	52,803
2.125% 5/15/25	58,355	55,649
2.25% 3/31/20	99,820	99,130
2.25% 4/30/21	42,310	41,766
2.25% 7/31/21	31,690	31,226
2.25% 12/31/23	2,930	2,845
2.25% 1/31/24	76,020	73,775
2.25% 10/31/24	133,930	129,269
2.25% 11/15/24	85,930	82,872
2.25% 12/31/24	172,650	166,432
2.25% 11/15/25	106,250	101,734
2.25% 2/15/27	130,890	124,054
2.25% 8/15/27	501,169	472,939
2.25% 11/15/27	179,490	169,022
2.375% 4/30/20	80,630	80,167
2.375% 3/15/21	248,725	246,335
2.375% 4/15/21	284,987	282,104
2.375% 1/31/23	42,210	41,437
2.375% 8/15/24	78,790	76,651
2.375% 5/15/27	89,320	85,353
2.5% 5/31/20	67,860	67,563
2.5% 6/30/20	240,250	239,133
2.5% 3/31/23	126,135	124,376
2.5% 8/15/23	97,170	95,663
2.5% 5/15/24	95,500	93,680
2.5% 1/31/25	149,531	146,143
2.625% 8/15/20	141,000	140,548
2.625% 11/15/20	94,180	93,838
2.625% 5/15/21	500,078	497,792
2.625% 6/15/21	85,465	85,058
2.625% 7/15/21	74,121	73,753
2.625% 6/30/23	325,490	322,464
2.625% 3/31/25	16,040	15,779
2.75% 4/30/23	125,800	125,314
2.75% 5/31/23	431,438	429,871
2.75% 11/15/23	71,821	71,470
2.75% 2/15/24	135,610	134,805
2.75% 2/28/25	21,060	20,876
2.75% 6/30/25	20,660	20,458
2.75% 2/15/28	36,120	35,391
2.875% 4/30/25	67,553	67,429
2.875% 5/31/25	120,750	120,476
2.875% 5/15/28	129,937	128,526
2.875% 8/15/28	17,838	17,635
3.125% 5/15/21	50,876	51,248
3.375% 11/15/19	27,740	27,898
3.5% 5/15/20	81,800	82,615
3.625% 2/15/20	59,600	60,180
3.625% 2/15/21	39,800	40,484

TOTAL U.S. TREASURY OBLIGATIONS		16,035,720

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $16,840,544)		16,465,712

U.S. Government Agency - Mortgage Securities - 28.2%
Fannie Mae - 12.8%
12 month U.S. LIBOR + 1.530% 4.273% 11/1/34 (b)(d)	5,099	5,280
12 month U.S. LIBOR + 1.645% 3.83% 4/1/41 (b)(d)	1,871	1,931
12 month U.S. LIBOR + 1.880% 4.236% 11/1/34 (b)(d)	413	432
2.5% 3/1/22 to 1/1/48	431,683	414,421
2.5% 12/1/33 (e)	800	772
2.5% 12/1/48 (e)	3,200	2,950
3% 4/1/24 to 2/1/48	1,259,457	1,216,526
3% 12/1/33 (e)	3,500	3,455
3% 12/1/48 (e)	4,800	4,577
3.5% 6/1/21 to 3/1/48	1,363,150	1,346,219
3.5% 12/1/33 (e)	5,700	5,716
3.5% 12/1/48 (e)	7,200	7,062
4% 4/1/24 to 9/1/48	1,071,934	1,083,474
4% 12/1/33 (e)	11,700	11,914
4% 11/1/41	22	22
4% 10/1/47	71,993	72,525
4% 12/1/48 (e)	65,300	65,688
4.5% 1/1/19 to 9/1/48	412,547	426,482
4.5% 12/1/48 (e)	35,600	36,607
5% 12/1/20 to 9/1/48	139,391	146,842
5% 12/1/48 (e)	4,100	4,289
5% 12/1/48 (e)	13,100	13,703
5% 12/1/48 (e)	1,300	1,360
5.5% 7/1/23 to 6/1/48	100,467	108,507
6% 2/1/23 to 7/1/41	31,842	35,049
6.5% 3/1/22 to 6/1/40	12,087	13,470

TOTAL FANNIE MAE		5,029,273

Freddie Mac - 7.3%
12 month U.S. LIBOR + 1.953% 4.463% 9/1/37 (b)(d)	535	562
U.S. TREASURY 1 YEAR INDEX + 1.723% 3.489% 3/1/36 (b)(d)	3,386	3,500
U.S. TREASURY 1 YEAR INDEX + 2.231% 3.894% 12/1/35 (b)(d)	2,277	2,388
U.S. TREASURY 1 YEAR INDEX + 2.250% 3.927% 3/1/35 (b)(d)	950	987
2.5% 1/1/22 to 4/1/33	213,480	206,474
3% 3/1/27 to 6/1/48	883,307	851,597
3% 8/1/47	807	770
3.5% 12/1/20 to 8/1/48	914,033	901,313
3.5% 8/1/47	2,059	2,022
3.5% 9/1/47	486	478
3.5% 9/1/47	29,268	28,830
4% 4/1/25 to 12/1/48	610,542	616,228
4.5% 6/1/25 to 8/1/48	193,709	200,009
5% 4/1/23 to 9/1/40	33,177	35,111
5.5% 5/1/23 to 6/1/41	31,696	34,222
6% 4/1/32 to 8/1/37	935	1,027
6.5% 8/1/36 to 12/1/37	224	250

TOTAL FREDDIE MAC		2,885,768

Freddie Mac Multi-family Structured pass-thru certificates - 0.0%
2.5% 12/1/31	82	79
2.5% 2/1/32	204	197

TOTAL FREDDIE MAC MULTI-FAMILY STRUCTURED PASS-THRU CERTIFICATES		276

Ginnie Mae - 8.1%
3.5% 10/15/40 to 8/20/48	1,219,379	1,210,232
4% 1/15/25 to 10/20/48	668,449	679,189
5% 1/20/39 to 5/20/48	108,853	114,778
2.5% 10/20/42 to 3/20/47	23,514	22,023
3% 4/15/42 to 5/20/48	794,969	767,781
3% 12/1/48 (e)	2,600	2,503
3.5% 12/1/48 (e)	8,200	8,108
4% 12/1/48 (e)	26,900	27,234
4.5% 3/20/33 to 8/20/48	266,396	276,409
4.5% 12/1/48 (e)	2,100	2,166
4.5% 12/1/48 (e)	2,100	2,166
4.5% 12/1/48 (e)	8,050	8,302
4.5% 12/1/48 (e)	8,850	9,127
4.5% 12/1/48 (e)	7,100	7,322
4.5% 12/1/48 (e)	6,500	6,704
4.5% 12/1/48 (e)	22,600	23,308
5% 12/1/48 (e)	11,300	11,784
5.5% 10/20/32 to 11/20/46	22,105	23,900
5.5% 12/1/48 (e)	100	105
6% 5/20/34 to 12/15/40	8,739	9,650
6.5% 8/20/36 to 1/15/39	1,687	1,898

TOTAL GINNIE MAE		3,214,689

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $11,504,485)		11,130,006

Asset-Backed Securities - 0.4%
American Express Credit Account Master Trust Series 2017-3 Class A, 1.77% 11/15/22	$4,600	$4,516
Capital One Multi-Asset Execution Trust Series 2016-A6 Class A, 1.82% 9/15/22	9,450	9,344
CarMax Auto Owner Trust Series 2018-3 Class A3, 3.13% 6/15/23	9,550	9,526
Chase Issuance Trust:
Series 2012-A4 Class A4, 1.58% 8/15/21	6,875	6,806
Series 2012-A7 Class A7, 2.16% 9/15/24	9,325	8,988
Series 2015-A4 Class A, 1.84% 4/15/22	4,750	4,669
Citibank Credit Card Issuance Trust:
Series 2013-A9 Class A9, 3.72% 9/8/25	4,675	4,773
Series 2018-A6 Class A6, 3.21% 12/7/24	9,500	9,460
2.19% 11/20/23	5,680	5,527
Discover Card Master Trust:
Series 2015-A2 Class A, 1.9% 10/17/22	10,800	10,628
Series 2017-A4 Class A4, 2.53% 10/15/26	1,800	1,723
Series 2018-A1 Class A1, 3.03% 8/15/25	19,200	19,064
Ford Credit Auto Owner Trust Series 2016-C Class A3, 1.22% 3/15/21	6,327	6,265
Ford Credit Floorplan Master Owner Trust:
Series 2015-2 Class A1, 1.98% 1/15/22	9,500	9,379
Series 2018-2 Class A, 3.17% 3/15/25	19,050	18,877
Honda Auto Receivables Owner Trust Series 2016-4 Class A3, 1.21% 12/18/20	5,761	5,709
Nissan Master Owner Trust Receivables Series 2016-A Class A2, 1.54% 6/15/21	9,175	9,101
TOTAL ASSET-BACKED SECURITIES
(Cost $145,646)		144,355

Commercial Mortgage Securities - 1.9%
BANK sequential payer Series 2017-BNK4 Class ASB, 3.419% 5/15/50	12,244	12,085
Citigroup Commercial Mortgage Trust sequential payer:
Series 2014-GC25 Class A4, 3.635% 10/10/47	30,128	30,062
Series 2015-GC29 Class A4, 3.192% 4/10/48	11,378	11,037
Series 2015-P1 Class A5, 3.717% 9/15/48	5,865	5,847
Series 2016-C1 Class A4, 3.209% 5/10/49	18,560	17,823
Series 2016-P4:
Class A4, 2.902% 7/10/49	21,500	20,142
Class AAB, 2.779% 7/10/49	12,350	11,877
COMM Mortgage Trust:
sequential payer:
Series 2013-CR13 Class A3, 3.928% 11/10/46	36,055	36,622
Series 2013-CR7 Class A4, 3.213% 3/10/46	17,845	17,619
Series 2014-LC15 Class A4, 4.006% 4/10/47	10,710	10,891
Series 2013-CR6 Class A4, 3.101% 3/10/46	18,765	18,446
Series 2015-CR22 Class A5, 3.309% 3/10/48	19,425	18,958
CSAIL Commercial Mortgage Trust sequential payer Series 2015-C3 Class A4, 3.7182% 8/15/48	12,565	12,505
FHLMC Series K047 Class A2, 3.329% 5/25/25	3,860	3,844
Freddie Mac:
sequential payer:
Series K007 Class A2, 4.224% 3/25/20	18,480	18,678
Series K034 Class A2, 3.531% 7/25/23	9,000	9,100
Series K057 Class A2, 2.57% 7/25/26	15,956	14,994
Series K080 Class A2, 3.926% 7/25/28	16,590	16,943
Series 2017-K727 Class A2, 2.946% 7/25/24	26,760	26,253
Series K013 Class A2, 3.974% 1/25/21	11,575	11,742
Series K020 Class A2, 2.373% 5/25/22	10,400	10,122
Series K036 Class A2, 3.527% 10/25/23	8,975	9,059
Series K046 Class A2, 3.205% 3/25/25	33,300	32,954
Series K053 Class A2, 2.995% 12/25/25	7,111	6,935
Series K056 Class A2, 2.525% 5/25/26	20,750	19,484
Series K062 Class A1, 3.032% 9/25/26	20,925	20,686
Series K064 Class A2, 3.224% 3/25/27	17,250	16,848
Series K068 Class A2, 3.244% 8/25/27	23,807	23,156
Series K079 Class A2, 3.926% 6/25/28	7,780	7,939
Series K730 Class A2, 3.59% 1/25/25	38,680	38,997
GS Mortgage Securities Trust sequential payer:
Series 2013-GC10 Class A4, 2.681% 2/10/46	10,276	9,970
Series 2014-GC26 Class A4, 3.364% 11/10/47	24,900	24,489
JPMBB Commercial Mortgage Securities Trust:
sequential payer:
Series 2013-C12 Class A5, 3.6637% 7/15/45	20,010	20,087
Series 2014-C21 Class A5, 3.7748% 8/15/47	33,750	33,947
Series 2014-C23 Class A5, 3.9342% 9/15/47	9,550	9,656
Series 2014-C24 Class A5, 3.6385% 11/15/47	26,065	25,945
JPMBB Commercial Mortgage Secutities Trust sequential payer Series 2015-C29 Class A4, 3.6108% 5/15/48	9,000	8,920
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2016-C2 Class ASB, 2.9542% 6/15/49	17,670	17,156
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2012-LC9 Class A5, 2.84% 12/15/47	20,945	20,405
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C13 Class A4, 3.9936% 1/15/46	9,265	9,420
Morgan Stanley BAML Trust:
sequential payer:
Series 2013-C11 Class A4, 4.3025% 8/15/46 (b)	18,892	19,382
Series 2015-C27 Class ASB, 3.557% 12/15/47	4,720	4,736
Series 2016-C28 Class ASB, 3.288% 1/15/49	9,079	8,960
Series 2015-C20 Class A4, 3.249% 2/15/48	14,725	14,318
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2013-C14 Class A4, 3.073% 6/15/46	10,000	9,809
Series 2014-C25 Class A5, 3.631% 11/15/47	14,450	14,361
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $786,188)		763,209

Municipal Securities - 0.5%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	9,720	14,851
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2010 S1, 7.043% 4/1/50	2,375	3,355
California Gen. Oblig.:
Series 2009, 7.55% 4/1/39	$15,000	$21,185
Series 2018, 3.5% 4/1/28	12,890	12,549
Commonwealth Fing. Auth. Rev. Series 2016 A, 4.144% 6/1/38	7,670	7,482
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	16,420	15,567
Series 2011, 5.877% 3/1/19	9,700	9,765
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	7,600	8,023
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	9,450	13,185
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	4,985	6,133
Massachusetts Gen. Oblig. Series F, 3.277% 6/1/46	4,720	4,135
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 7.414% 1/1/40	4,700	6,539
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	9,025	11,267
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	10,725	12,550
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	6,160	7,763
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	5,175	5,694
Series 2010 164, 5.647% 11/1/40	5,210	6,127
Port of Morrow Transmission Facilities Rev. (Bonneville Coorporation Proj.) Series 2016 1, 2.987% 9/1/36	5,660	4,805
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	6,320	7,580
South Carolina Pub. Svc. Auth. Rev. Series 2013 C, 5.784% 12/1/41	11,312	12,338
Univ. of California Revs.:
Series 2009 R, 5.77% 5/15/43	1,000	1,179
Series 2015 AP, 3.931% 5/15/45	3,740	3,578
Univ. of Virginia Gen. Rev. (Multi-Year Cap. Proj. Fing. Prog.) Series 2017 C, 4.179% 9/1/17	4,750	4,407
TOTAL MUNICIPAL SECURITIES
(Cost $190,729)		200,057

Foreign Government and Government Agency Obligations - 1.3%
Alberta Province:
1.9% 12/6/19	$9,500	$9,407
3.3% 3/15/28	3,900	3,842
Banque Centrale de Tunisie 1.416% 8/5/21	8,500	8,160
Canadian Government 2% 11/15/22	4,730	4,565
Chilean Republic:
3.125% 1/21/26	1,000	950
3.24% 2/6/28	11,600	10,933
3.25% 9/14/21	9,000	8,975
3.86% 6/21/47	6,000	5,439
Colombian Republic:
2.625% 3/15/23	7,575	7,094
3.875% 4/25/27	22,600	21,391
4% 2/26/24	4,825	4,750
4.5% 1/28/26	1,000	995
5% 6/15/45	12,040	11,245
5.625% 2/26/44	7,775	7,861
6.125% 1/18/41	4,750	5,042
Hungarian Republic 5.75% 11/22/23	18,900	20,105
Israeli State 4% 6/30/22	7,000	7,132
Italian Republic 6.875% 9/27/23	6,000	6,453
Jordanian Kingdom:
1.945% 6/23/19	23,650	23,540
3% 6/30/25	2,400	2,349
Korean Republic 7.125% 4/16/19	6,650	6,751
Manitoba Province:
2.1% 9/6/22	1,900	1,823
2.125% 5/4/22	4,000	3,859
3.05% 5/14/24	1,500	1,482
Ontario Province:
2% 1/30/19	5,000	4,995
2.25% 5/18/22	5,820	5,638
2.4% 2/8/22	5,210	5,083
2.5% 4/27/26	5,000	4,723
2.55% 2/12/21	9,850	9,744
4% 10/7/19	15,000	15,145
Panamanian Republic:
3.75% 3/16/25	3,800	3,732
3.875% 3/17/28	9,600	9,341
4% 9/22/24	4,800	4,802
4.3% 4/29/53	5,675	5,136
4.5% 4/16/50	6,800	6,341
5.2% 1/30/20	1,800	1,837
Peruvian Republic:
4.125% 8/25/27	2,800	2,845
5.625% 11/18/50	7,150	8,105
6.55% 3/14/37	3,075	3,775
Philippine Republic:
3% 2/1/28	19,000	17,589
3.95% 1/20/40	8,100	7,649
4.2% 1/21/24	4,765	4,855
6.375% 10/23/34	10,375	12,770
6.5% 1/20/20	6,144	6,369
Polish Government:
3.25% 4/6/26	6,600	6,348
4% 1/22/24	4,550	4,602
5% 3/23/22	14,500	15,145
Province of British Columbia 2.25% 6/2/26	3,770	3,517
Province of Quebec:
2.375% 1/31/22	3,800	3,716
2.75% 8/25/21	20,000	19,838
2.75% 4/12/27	4,750	4,531
2.875% 10/16/24	2,075	2,035
Quebec Province 2.5% 4/20/26	5,660	5,358
Ukraine Government 1.471% 9/29/21	10,300	9,892
United Mexican States:
3.5% 1/21/21	7,400	7,350
3.625% 3/15/22	3,000	2,949
3.75% 1/11/28	9,000	8,325
4% 10/2/23	18,750	18,478
4.125% 1/21/26	3,200	3,088
4.35% 1/15/47	14,410	11,960
4.6% 1/23/46	5,800	4,988
4.6% 2/10/48	17,550	15,120
4.75% 3/8/44	9,700	8,536
5.55% 1/21/45	3,916	3,852
6.05% 1/11/40	4,800	4,960
Uruguay Republic:
4.125% 11/20/45	4,750	4,085
4.375% 10/27/27	12,250	12,091
4.5% 8/14/24	3,625	3,656
4.975% 4/20/55	5,890	5,408
5.1% 6/18/50	5,755	5,424
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $540,040)		519,869

Supranational Obligations - 1.3%
African Development Bank:
1.25% 7/26/21	9,390	8,986
2.375% 9/23/21	2,900	2,854
Asian Development Bank:
1.5% 1/22/20	4,750	4,679
1.75% 9/13/22	14,272	13,635
1.875% 4/12/19	12,000	11,966
1.875% 2/18/22	2,000	1,933
2% 4/24/26	6,300	5,849
2.125% 11/24/21	4,825	4,708
2.25% 1/20/21	2,948	2,908
2.5% 11/2/27	6,700	6,350
2.625% 1/12/27	6,500	6,245
2.75% 3/17/23	9,580	9,485
2.75% 1/19/28	4,900	4,736
Council of Europe Development Bank 1.625% 3/16/21	3,770	3,662
European Bank for Reconstruction and Development:
1.125% 8/24/20	4,690	4,549
1.75% 6/14/19	4,700	4,676
1.75% 11/26/19	2,875	2,845
2.125% 3/7/22	4,690	4,562
European Investment Bank:
1.375% 6/15/20	2,725	2,663
1.375% 9/15/21	17,570	16,831
1.625% 6/15/21	7,000	6,775
1.75% 6/17/19	8,625	8,582
1.875% 3/15/19	3,000	2,994
1.875% 2/10/25	3,000	2,799
2% 3/15/21	4,770	4,673
2% 12/15/22	14,167	13,615
2.125% 10/15/21	2,840	2,774
2.25% 3/15/22	15,900	15,532
2.25% 8/15/22	1,880	1,829
2.375% 6/15/22	14,000	13,698
2.375% 5/24/27	4,000	3,769
2.5% 4/15/21	4,650	4,603
2.5% 3/15/23	21,000	20,556
2.5% 10/15/24	5,725	5,549
2.875% 9/15/20	9,000	8,992
2.875% 8/15/23	10,590	10,522
3.125% 12/14/23	13,800	13,859
3.25% 1/29/24	2,000	2,019
Inter-American Development Bank:
1.25% 9/14/21	7,350	7,020
1.75% 10/15/19	1,375	1,362
1.75% 4/14/22	1,875	1,802
1.75% 9/14/22	6,150	5,873
1.875% 6/16/20	5,270	5,189
1.875% 3/15/21	3,900	3,811
2% 6/2/26	4,000	3,707
2.125% 1/18/22	6,100	5,940
2.125% 1/15/25	1,830	1,737
2.375% 7/7/27	6,730	6,339
2.5% 1/18/23	6,960	6,827
2.625% 4/19/21	9,513	9,451
3% 10/4/23	3,575	3,574
3.875% 9/17/19	5,000	5,041
4.375% 1/24/44	4,000	4,565
International Bank for Reconstruction & Development:
1.125% 8/10/20	19,800	19,225
1.375% 5/24/21	5,659	5,453
1.375% 9/20/21	5,230	5,012
1.625% 3/9/21	6,000	5,833
1.625% 2/10/22	3,900	3,740
1.75% 4/19/23	6,700	6,371
1.875% 10/7/19	3,825	3,795
1.875% 10/7/22	17,000	16,329
1.875% 10/27/26	4,760	4,359
2% 1/26/22	32,427	31,487
2.25% 6/24/21	16,075	15,810
2.5% 11/25/24	5,700	5,536
2.5% 7/29/25	3,790	3,665
2.75% 7/23/21	9,650	9,607
International Finance Corp.:
1.125% 7/20/21	6,550	6,252
1.625% 7/16/20	2,870	2,811
1.75% 9/16/19	11,350	11,259
2.25% 1/25/21	1,870	1,845
2.875% 7/31/23	4,307	4,281
Nordic Investment Bank 1.125% 2/25/19	6,600	6,578
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $519,895)		508,748

Bank Notes - 0.1%
Bank of America NA 6% 10/15/36	2,419	2,737
Discover Bank 3.45% 7/27/26	12,750	11,654
KeyBank NA 2.5% 12/15/19	4,000	3,970
PNC Bank NA 2.4% 10/18/19	4,750	4,722
TOTAL BANK NOTES
(Cost $23,867)		23,083
	Shares	Value (000s)

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 2.27% (f)
(Cost $501,009)	500,908,799	501,009
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $41,161,767)		39,945,352
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(556,709)
NET ASSETS - 100%		$39,388,643

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3% 12/1/48	$(200)	$(191)
4% 12/1/48	(72,000)	(72,428)
5.5% 12/1/48	(2,100)	(2,235)

TOTAL FANNIE MAE		(74,854)

Ginnie Mae
5.5% 12/1/48	(1,000)	(1,050)
TOTAL TBA SALE COMMITMENTS
(Proceeds $75,901)		$(75,904)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $196,769,000 or 0.5% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) A portion of the security sold on a delayed delivery basis.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,012
Total	$1,012

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$9,689,304	$--	$9,689,304	$--
U.S. Government and Government Agency Obligations	16,465,712	--	16,465,712	--
U.S. Government Agency - Mortgage Securities	11,130,006	--	11,130,006	--
Asset-Backed Securities	144,355	--	144,355	--
Commercial Mortgage Securities	763,209	--	763,209	--
Municipal Securities	200,057	--	200,057	--
Foreign Government and Government Agency Obligations	519,869	--	519,869	--
Supranational Obligations	508,748	--	508,748	--
Bank Notes	23,083	--	23,083	--
Money Market Funds	501,009	501,009	--	--
Total Investments in Securities:	$39,945,352	$501,009	$39,444,343	$--
Other Financial Instruments:
TBA Sale Commitments	$(75,904)	$--	$(75,904)	$--
Total Other Financial Instruments:	$(75,904)	$--	$(75,904)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Investment Grade Bond Fund

November 30, 2018

LIG-QTLY-0119
1.873111.110

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 35.2%
	Principal Amount	Value
COMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.:
2.45% 6/30/20	$18,005,000	$17,743,305
3% 6/30/22	20,000,000	19,391,277
3.4% 5/15/25	51,500,000	47,938,314
3.6% 2/17/23	56,273,000	55,399,972
4.45% 4/1/24	2,396,000	2,408,236
4.5% 3/9/48	20,350,000	16,928,438
5.875% 10/1/19	16,408,000	16,763,709
6.3% 1/15/38	40,737,000	43,084,522
BellSouth Capital Funding Corp. 7.875% 2/15/30	193,000	225,508
Verizon Communications, Inc.:
2.625% 2/21/20	21,259,000	21,101,562
3.85% 11/1/42	5,973,000	5,007,144
4.522% 9/15/48	9,107,000	8,347,329
4.862% 8/21/46	17,028,000	16,246,931
5.012% 4/15/49	6,512,000	6,329,982
5.012% 8/21/54	41,944,000	39,648,935
5.5% 3/16/47	18,182,000	18,989,648
		335,554,812
Entertainment - 0.3%
NBCUniversal, Inc.:
4.45% 1/15/43	10,087,000	9,471,249
5.15% 4/30/20	28,753,000	29,474,277
5.95% 4/1/41	7,055,000	7,810,495
Time Warner, Inc.:
3.6% 7/15/25	9,728,000	9,123,021
6.2% 3/15/40	15,555,000	15,928,868
		71,807,910
Media - 1.7%
21st Century Fox America, Inc.:
6.15% 3/1/37	8,831,000	10,620,973
7.75% 12/1/45	10,133,000	14,619,527
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	46,167,000	46,240,776
4.908% 7/23/25	25,893,000	25,777,674
5.375% 5/1/47	37,324,000	33,303,999
6.484% 10/23/45	20,000,000	20,010,362
Comcast Corp.:
3.9% 3/1/38	5,337,000	4,800,203
3.969% 11/1/47	17,299,000	14,883,285
3.999% 11/1/49	19,881,000	17,215,639
4% 3/1/48	9,855,000	8,667,938
4.6% 8/15/45	14,241,000	13,653,456
4.65% 7/15/42	12,725,000	12,289,056
Time Warner Cable, Inc.:
4% 9/1/21	38,151,000	38,053,153
4.5% 9/15/42	19,770,000	15,603,378
5.5% 9/1/41	14,842,000	13,323,259
5.875% 11/15/40	9,556,000	9,067,900
6.55% 5/1/37	40,036,000	40,633,927
7.3% 7/1/38	30,237,000	32,702,548
8.25% 4/1/19	42,627,000	43,287,310
		414,754,363
Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de CV 3.125% 7/16/22	16,205,000	15,707,458

TOTAL COMMUNICATION SERVICES		837,824,543

CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.5%
General Motors Financial Co., Inc.:
3.2% 7/13/20	26,000,000	25,720,328
3.5% 7/10/19	18,875,000	18,885,601
4.2% 3/1/21	27,410,000	27,280,992
4.25% 5/15/23	9,285,000	9,051,732
4.375% 9/25/21	41,737,000	41,703,609
		122,642,262
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	18,902,000	19,220,171

TOTAL CONSUMER DISCRETIONARY		141,862,433

CONSUMER STAPLES - 2.1%
Beverages - 0.9%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21 (a)	24,975,000	24,472,735
3.3% 2/1/23	55,080,000	53,330,641
4.7% 2/1/36	52,149,000	49,124,955
4.9% 2/1/46	59,642,000	55,766,654
Anheuser-Busch InBev Worldwide, Inc.:
3.75% 1/15/22	16,792,000	16,726,658
4.75% 4/15/58	29,346,000	25,914,281
		225,335,924
Food & Staples Retailing - 0.1%
Walgreens Boots Alliance, Inc. 2.7% 11/18/19	14,218,000	14,109,936
Tobacco - 1.1%
Altria Group, Inc.:
2.85% 8/9/22	31,563,000	30,446,766
9.25% 8/6/19	1,547,000	1,607,024
Imperial Tobacco Finance PLC:
2.95% 7/21/20 (b)	24,400,000	23,968,445
3.75% 7/21/22 (b)	56,649,000	55,570,054
4.25% 7/21/25 (b)	25,864,000	25,282,952
Reynolds American, Inc.:
3.25% 6/12/20	5,106,000	5,061,305
4% 6/12/22	17,554,000	17,382,271
4.45% 6/12/25	12,732,000	12,377,361
5.7% 8/15/35	6,607,000	6,615,853
5.85% 8/15/45	50,684,000	49,035,494
6.15% 9/15/43	11,136,000	11,312,660
7.25% 6/15/37	15,680,000	17,858,215
		256,518,400

TOTAL CONSUMER STAPLES		495,964,260

ENERGY - 6.0%
Energy Equipment & Services - 0.5%
DCP Midstream LLC 6.75% 9/15/37 (b)	2,991,000	3,013,433
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	13,430,000	13,703,025
6.5% 4/1/20	2,078,000	2,148,529
Ensco PLC:
5.2% 3/15/25	32,677,000	24,446,317
5.75% 10/1/44	12,542,000	7,713,330
Halliburton Co.:
3.8% 11/15/25	12,900,000	12,423,800
4.85% 11/15/35	11,266,000	11,012,661
Noble Holding International Ltd.:
7.95% 4/1/25 (c)	32,232,000	27,558,360
8.95% 4/1/45 (c)	11,807,000	9,504,635
		111,524,090
Oil, Gas & Consumable Fuels - 5.5%
Anadarko Finance Co. 7.5% 5/1/31	33,458,000	38,814,377
Anadarko Petroleum Corp.:
4.85% 3/15/21	8,165,000	8,333,892
5.55% 3/15/26	16,886,000	17,519,128
6.45% 9/15/36	13,703,000	14,564,813
6.6% 3/15/46	51,358,000	56,826,684
Canadian Natural Resources Ltd. 5.85% 2/1/35	11,807,000	12,273,521
Cenovus Energy, Inc. 4.25% 4/15/27	26,894,000	23,987,442
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	23,925,000	23,814,298
4.5% 6/1/25	7,318,000	7,375,450
DCP Midstream LLC:
4.75% 9/30/21 (b)	21,176,000	21,123,060
5.35% 3/15/20 (b)	39,799,000	40,196,990
DCP Midstream Operating LP 3.875% 3/15/23	38,871,000	37,218,983
Duke Energy Field Services 6.45% 11/3/36 (b)	7,882,000	7,882,000
El Paso Corp. 6.5% 9/15/20	21,920,000	22,871,258
Empresa Nacional de Petroleo 4.375% 10/30/24 (b)	16,015,000	15,516,578
Enable Midstream Partners LP:
2.4% 5/15/19 (c)	6,935,000	6,892,324
3.9% 5/15/24 (c)	7,314,000	7,003,343
Enbridge Energy Partners LP:
4.2% 9/15/21	24,752,000	24,944,242
4.375% 10/15/20	16,600,000	16,744,508
Enbridge, Inc.:
4.25% 12/1/26	8,212,000	8,011,150
5.5% 12/1/46	9,479,000	9,644,512
Energy Transfer Partners LP:
4.2% 9/15/23	5,952,000	5,832,157
4.95% 6/15/28	20,306,000	19,622,265
5.8% 6/15/38	11,323,000	10,682,391
6% 6/15/48	7,374,000	7,100,242
Enterprise Products Operating LP:
2.55% 10/15/19	4,990,000	4,954,072
3.75% 2/15/25	16,764,000	16,352,308
Kinder Morgan Energy Partners LP 6.55% 9/15/40	2,324,000	2,464,904
Marathon Petroleum Corp. 5.125% 3/1/21	20,728,000	21,276,677
MPLX LP:
4.5% 7/15/23	9,847,000	9,887,870
4.8% 2/15/29	5,209,000	5,125,809
4.875% 12/1/24	13,954,000	14,115,077
5.5% 2/15/49	15,628,000	14,932,210
Nakilat, Inc. 6.067% 12/31/33 (b)	5,435,000	5,925,237
Petrobras Global Finance BV 4.375% 5/20/23	69,514,000	66,510,995
Petroleos Mexicanos:
3.5% 1/30/23	28,927,000	26,060,334
4.5% 1/23/26	25,619,000	21,955,483
4.625% 9/21/23	51,115,000	47,460,789
4.875% 1/24/22	17,019,000	16,474,392
4.875% 1/18/24	25,208,000	23,317,400
5.375% 3/13/22	10,290,000	10,063,208
5.5% 1/21/21	41,149,000	40,984,404
5.5% 6/27/44	29,591,000	22,187,924
5.625% 1/23/46	24,828,000	18,558,930
6% 3/5/20	6,833,000	6,925,587
6.35% 2/12/48 (b)	17,400,000	13,883,460
6.375% 1/23/45	22,458,000	18,070,830
6.5% 3/13/27	23,110,000	21,619,405
6.5% 6/2/41	47,555,000	39,280,906
6.75% 9/21/47	83,207,000	68,853,793
6.875% 8/4/26	20,000,000	19,225,000
8% 5/3/19	11,765,000	11,906,180
Phillips 66 Co. 4.3% 4/1/22	21,152,000	21,487,413
Phillips 66 Partners LP 2.646% 2/15/20	2,101,000	2,071,101
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	25,681,000	24,946,784
3.85% 10/15/23	20,000,000	19,188,056
Southwestern Energy Co. 6.2% 1/23/25 (c)	13,262,000	12,714,943
The Williams Companies, Inc.:
3.7% 1/15/23	18,174,000	17,691,458
4.55% 6/24/24	86,182,000	86,246,637
Western Gas Partners LP:
4.65% 7/1/26	5,606,000	5,345,848
4.75% 8/15/28	5,645,000	5,323,228
5.375% 6/1/21	39,434,000	40,448,688
Williams Partners LP:
3.6% 3/15/22	17,478,000	17,160,365
3.9% 1/15/25	6,023,000	5,813,917
4% 11/15/21	7,970,000	7,939,144
4.125% 11/15/20	4,302,000	4,316,406
4.3% 3/4/24	17,006,000	16,793,721
4.5% 11/15/23	8,697,000	8,727,585
		1,349,384,086

TOTAL ENERGY		1,460,908,176

FINANCIALS - 13.7%
Banks - 6.3%
Bank of America Corp.:
3.004% 12/20/23 (c)	64,210,000	61,567,741
3.3% 1/11/23	22,906,000	22,337,667
3.419% 12/20/28 (c)	29,790,000	27,441,049
3.5% 4/19/26	25,446,000	24,135,148
3.864% 7/23/24 (c)	7,284,000	7,214,021
3.95% 4/21/25	22,702,000	21,940,470
4.1% 7/24/23	35,172,000	35,210,879
4.2% 8/26/24	36,930,000	36,457,991
4.25% 10/22/26	24,664,000	23,899,392
Barclays PLC:
2.75% 11/8/19	20,644,000	20,432,977
3.25% 1/12/21	24,010,000	23,427,902
4.375% 1/12/26	32,341,000	30,577,445
5.2% 5/12/26	26,409,000	25,147,310
Citigroup, Inc.:
2.4% 2/18/20	57,223,000	56,568,270
2.75% 4/25/22	25,000,000	24,044,748
2.9% 12/8/21	20,972,000	20,389,877
3.142% 1/24/23 (c)	22,396,000	21,867,294
4.05% 7/30/22	10,740,000	10,782,403
4.3% 11/20/26	8,693,000	8,376,571
4.4% 6/10/25	56,554,000	55,582,119
5.5% 9/13/25	14,330,000	14,929,000
Citizens Bank NA 2.55% 5/13/21	7,737,000	7,523,135
Citizens Financial Group, Inc. 4.15% 9/28/22 (b)	27,180,000	26,928,459
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	26,632,000	26,302,200
3.75% 3/26/25	26,750,000	25,365,540
3.8% 9/15/22	38,070,000	37,617,131
3.8% 6/9/23	42,579,000	41,483,822
Discover Bank:
3.35% 2/6/23	15,572,000	14,974,113
4.2% 8/8/23	35,498,000	35,220,169
7% 4/15/20	9,043,000	9,411,668
Fifth Third Bancorp 8.25% 3/1/38	12,528,000	16,570,603
HSBC Holdings PLC 4.25% 3/14/24	12,220,000	11,969,574
Huntington Bancshares, Inc. 7% 12/15/20	4,459,000	4,750,301
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)	6,553,000	5,746,496
5.71% 1/15/26 (b)	50,790,000	44,632,450
JPMorgan Chase & Co.:
2.35% 1/28/19	21,611,000	21,593,881
2.95% 10/1/26	27,458,000	24,978,399
3.25% 9/23/22	53,888,000	53,004,776
3.797% 7/23/24 (c)	63,894,000	63,193,117
3.875% 9/10/24	52,753,000	51,643,684
4.125% 12/15/26	48,163,000	46,904,157
4.25% 10/15/20	8,000,000	8,101,526
4.35% 8/15/21	37,606,000	38,201,516
4.625% 5/10/21	10,326,000	10,572,536
Rabobank Nederland 4.375% 8/4/25	39,970,000	39,040,707
Regions Bank 6.45% 6/26/37	40,184,000	46,076,972
Regions Financial Corp. 3.2% 2/8/21	14,047,000	13,850,623
Royal Bank of Scotland Group PLC:
4.8% 4/5/26	42,281,000	40,956,102
5.125% 5/28/24	45,938,000	44,520,341
6% 12/19/23	40,227,000	40,458,615
6.1% 6/10/23	35,599,000	36,185,494
6.125% 12/15/22	71,538,000	72,607,549
		1,532,715,930
Capital Markets - 4.1%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	30,803,000	29,505,813
4.25% 2/15/24	23,736,000	23,961,234
Credit Suisse Group AG 3.869% 1/12/29 (b)(c)	19,608,000	18,081,811
Deutsche Bank AG 4.5% 4/1/25	67,755,000	58,253,487
Deutsche Bank AG New York Branch:
3.15% 1/22/21	18,975,000	18,300,607
3.3% 11/16/22	46,140,000	43,022,013
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (c)	158,668,000	153,090,533
3.2% 2/23/23	83,857,000	81,127,040
3.272% 9/29/25 (c)	52,832,000	49,271,287
4.25% 10/21/25	26,330,000	25,404,197
6.75% 10/1/37	11,247,000	12,799,063
IntercontinentalExchange, Inc. 2.75% 12/1/20	8,512,000	8,409,407
Lazard Group LLC 4.25% 11/14/20	7,755,000	7,841,842
Moody's Corp.:
2.75% 12/15/21	5,835,000	5,669,023
3.25% 1/15/28	11,244,000	10,437,423
4.875% 2/15/24	10,558,000	10,922,223
Morgan Stanley:
3.125% 1/23/23	52,000,000	50,228,360
3.7% 10/23/24	18,925,000	18,408,659
3.737% 4/24/24 (c)	163,561,000	161,047,373
3.75% 2/25/23	53,516,000	53,007,142
4.1% 5/22/23	20,000,000	19,843,041
4.875% 11/1/22	39,633,000	40,482,526
5% 11/24/25	6,349,000	6,437,197
5.625% 9/23/19	16,919,000	17,223,846
5.75% 1/25/21	26,624,000	27,717,175
7.3% 5/13/19	22,127,000	22,526,528
Thomson Reuters Corp. 3.85% 9/29/24	5,745,000	5,537,653
UBS Group Funding Ltd. 4.125% 9/24/25 (b)	27,816,000	27,326,849
		1,005,883,352
Consumer Finance - 0.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	8,162,000	7,946,470
4.125% 7/3/23	21,033,000	20,614,544
4.5% 5/15/21	5,650,000	5,681,703
5% 10/1/21	8,475,000	8,648,513
Capital One Financial Corp. 3.8% 1/31/28	21,736,000	19,980,426
Discover Financial Services:
3.75% 3/4/25	20,000,000	18,951,458
3.85% 11/21/22	38,277,000	37,799,339
3.95% 11/6/24	16,412,000	16,020,066
5.2% 4/27/22	16,852,000	17,328,783
Synchrony Financial:
3% 8/15/19	8,044,000	7,987,100
3.75% 8/15/21	12,146,000	11,842,486
3.95% 12/1/27	33,254,000	28,083,047
4.25% 8/15/24	12,226,000	11,235,998
		212,119,933
Diversified Financial Services - 0.7%
AXA Equitable Holdings, Inc. 3.9% 4/20/23 (b)	5,194,000	5,092,256
Brixmor Operating Partnership LP:
3.25% 9/15/23	36,362,000	34,808,175
3.85% 2/1/25	22,346,000	21,391,963
3.875% 8/15/22	17,670,000	17,525,822
4.125% 6/15/26	10,088,000	9,689,234
Halfmoon Parent, Inc.:
4.125% 11/15/25 (b)	11,366,000	11,226,447
4.375% 10/15/28 (b)	29,335,000	28,805,180
4.8% 8/15/38 (b)	18,265,000	17,680,983
4.9% 12/15/48 (b)	18,248,000	17,425,022
Voya Financial, Inc. 3.125% 7/15/24	13,735,000	12,930,738
		176,575,820
Insurance - 1.7%
AIA Group Ltd. 2.25% 3/11/19 (b)	5,074,000	5,057,407
American International Group, Inc.:
2.3% 7/16/19	10,789,000	10,726,603
3.3% 3/1/21	11,928,000	11,789,119
3.875% 1/15/35	29,736,000	25,485,782
4.875% 6/1/22	26,181,000	26,861,191
Aon Corp. 5% 9/30/20	5,687,000	5,829,708
Hartford Financial Services Group, Inc. 5.125% 4/15/22	27,603,000	28,775,351
Liberty Mutual Group, Inc. 5% 6/1/21 (b)	23,174,000	23,660,023
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	13,119,000	13,476,403
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (b)	34,265,000	31,441,737
MetLife, Inc.:
3.048% 12/15/22 (c)	21,302,000	20,815,273
4.75% 2/8/21	4,629,000	4,748,706
Metropolitan Life Global Funding I 3% 1/10/23 (b)	15,204,000	14,778,113
Pacific LifeCorp 5.125% 1/30/43 (b)	30,812,000	30,885,089
Pricoa Global Funding I 5.375% 5/15/45 (c)	27,275,000	25,877,156
Prudential Financial, Inc. 7.375% 6/15/19	3,820,000	3,901,810
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)	29,603,000	30,250,134
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)	10,239,000	10,291,493
Unum Group:
3.875% 11/5/25	25,368,000	24,354,584
5.625% 9/15/20	18,528,000	19,129,948
5.75% 8/15/42	40,693,000	41,137,935
		409,273,565

TOTAL FINANCIALS		3,336,568,600

HEALTH CARE - 2.7%
Biotechnology - 0.1%
AbbVie, Inc. 4.5% 5/14/35	30,633,000	28,112,644
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co.:
2.675% 12/15/19	6,576,000	6,521,035
3.7% 6/6/27	16,901,000	15,756,113
		22,277,148
Health Care Providers & Services - 1.6%
CVS Health Corp.:
2.8% 7/20/20	23,157,000	22,848,813
3.7% 3/9/23	13,600,000	13,383,518
4% 12/5/23	18,015,000	17,883,836
4.1% 3/25/25	58,752,000	57,867,247
4.3% 3/25/28	68,226,000	66,457,343
4.78% 3/25/38	30,372,000	29,019,227
5.05% 3/25/48	44,655,000	43,256,346
Elanco Animal Health, Inc.:
3.912% 8/27/21 (b)	4,903,000	4,899,921
4.272% 8/28/23 (b)	15,472,000	15,361,018
4.9% 8/28/28 (b)	6,518,000	6,559,998
Halfmoon Parent, Inc. 3.75% 7/15/23 (b)	23,504,000	23,188,263
Medco Health Solutions, Inc. 4.125% 9/15/20	11,062,000	11,135,085
Toledo Hospital:
5.325% 11/15/28	10,187,000	10,233,299
6.015% 11/15/48	48,899,000	49,229,288
WellPoint, Inc. 3.3% 1/15/23	21,022,000	20,563,912
		391,887,114
Pharmaceuticals - 0.9%
Actavis Funding SCS 3.45% 3/15/22	25,461,000	24,902,711
Allergan PLC 3.25% 10/1/22	15,000,000	14,514,969
Mylan NV:
2.5% 6/7/19	6,670,000	6,631,346
3.15% 6/15/21	24,804,000	24,217,701
3.95% 6/15/26	37,112,000	34,084,606
Perrigo Finance PLC 3.5% 12/15/21	2,562,000	2,491,931
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	50,000,000	46,804,999
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	17,346,000	16,105,973
2.8% 7/21/23	15,491,000	13,580,152
Zoetis, Inc. 3.25% 2/1/23	33,171,000	32,371,205
		215,705,593

TOTAL HEALTH CARE		657,982,499

INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
3.8% 10/7/24 (b)	15,580,000	15,349,201
6.375% 6/1/19 (b)	9,485,000	9,625,118
		24,974,319
Airlines - 0.0%
Continental Airlines, Inc. 6.545% 2/2/19	231,826	233,083
U.S. Airways pass-thru trust certificates 8.36% 1/20/19	213,512	215,647
		448,730
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
3% 9/15/23	4,809,000	4,511,619
3.375% 6/1/21	12,831,000	12,606,094
3.75% 2/1/22	25,484,000	25,279,190
3.875% 4/1/21	17,429,000	17,445,845
4.25% 9/15/24	19,743,000	19,449,752
4.75% 3/1/20	19,421,000	19,695,183
		98,987,683
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (c)	2,599,000	2,780,930

TOTAL INDUSTRIALS		127,191,662

INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA 2.375% 12/17/18	4,946,000	4,945,060
MATERIALS - 0.3%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	19,768,000	19,960,856
4.25% 11/15/20	6,609,000	6,680,821
		26,641,677
Metals & Mining - 0.2%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (b)(c)	10,050,000	10,334,415
6.75% 10/19/75 (b)(c)	24,962,000	26,459,720
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (b)	8,127,000	7,569,813
4.5% 8/1/47 (b)	6,415,000	5,882,170
		50,246,118

TOTAL MATERIALS		76,887,795

REAL ESTATE - 3.8%
Equity Real Estate Investment Trusts (REITs) - 2.2%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	4,816,000	4,773,279
4.6% 4/1/22	7,545,000	7,733,016
American Campus Communities Operating Partnership LP 3.75% 4/15/23	7,324,000	7,235,308
AvalonBay Communities, Inc. 3.625% 10/1/20	12,415,000	12,448,990
Boston Properties, Inc.:
3.85% 2/1/23	10,817,000	10,699,815
4.5% 12/1/28	17,981,000	17,993,720
Camden Property Trust:
2.95% 12/15/22	12,066,000	11,710,280
4.25% 1/15/24	20,255,000	20,571,284
Corporate Office Properties LP 5% 7/1/25	16,542,000	16,706,125
DDR Corp.:
3.625% 2/1/25	12,380,000	11,651,828
4.25% 2/1/26	9,452,000	9,120,696
4.625% 7/15/22	19,208,000	19,586,949
Duke Realty LP:
3.625% 4/15/23	22,930,000	22,674,213
3.75% 12/1/24	9,068,000	8,907,545
3.875% 10/15/22	20,422,000	20,489,921
Equity One, Inc. 3.75% 11/15/22	30,646,000	30,316,569
ERP Operating LP:
2.375% 7/1/19	14,895,000	14,815,944
4.75% 7/15/20	31,427,000	31,939,759
Lexington Corporate Properties Trust 4.4% 6/15/24	7,941,000	7,771,362
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	29,828,000	29,436,445
4.5% 1/15/25	13,762,000	13,364,974
4.5% 4/1/27	73,646,000	70,453,208
4.75% 1/15/28	30,475,000	29,690,712
4.95% 4/1/24	7,519,000	7,596,672
5.25% 1/15/26	29,837,000	30,105,166
Retail Opportunity Investments Partnership LP:
4% 12/15/24	5,631,000	5,300,351
5% 12/15/23	4,225,000	4,203,679
Ventas Realty LP:
3.125% 6/15/23	6,397,000	6,178,427
3.5% 2/1/25	8,762,000	8,333,561
4% 3/1/28	11,430,000	10,912,381
4.125% 1/15/26	8,443,000	8,259,158
Weingarten Realty Investors 3.375% 10/15/22	4,634,000	4,559,721
WP Carey, Inc. 4% 2/1/25	30,215,000	29,287,881
		544,828,939
Real Estate Management & Development - 1.6%
Brandywine Operating Partnership LP:
3.95% 2/15/23	30,680,000	30,276,304
3.95% 11/15/27	22,384,000	20,878,811
4.1% 10/1/24	24,424,000	23,872,394
4.55% 10/1/29	23,929,000	23,120,164
Digital Realty Trust LP:
3.4% 10/1/20	26,061,000	25,965,259
3.95% 7/1/22	17,850,000	17,886,593
4.75% 10/1/25	18,728,000	19,166,756
5.25% 3/15/21	10,656,000	10,981,175
Liberty Property LP:
3.375% 6/15/23	12,723,000	12,399,105
3.75% 4/1/25	17,751,000	17,129,256
4.125% 6/15/22	11,558,000	11,710,330
4.4% 2/15/24	32,513,000	32,880,706
4.75% 10/1/20	17,245,000	17,566,931
Mack-Cali Realty LP:
3.15% 5/15/23	41,165,000	36,230,216
4.5% 4/18/22	7,126,000	6,806,047
Post Apartment Homes LP 3.375% 12/1/22	4,560,000	4,464,917
Tanger Properties LP:
3.125% 9/1/26	14,745,000	13,057,197
3.75% 12/1/24	17,037,000	16,333,770
3.875% 12/1/23	10,722,000	10,450,795
Ventas Realty LP/Ventas Capital Corp. 4.25% 3/1/22	5,600,000	5,679,055
Washington Prime Group LP 3.85% 4/1/20	20,000,000	19,806,328
		376,662,109

TOTAL REAL ESTATE		921,491,048

UTILITIES - 2.0%
Electric Utilities - 1.2%
American Electric Power Co., Inc. 2.95% 12/15/22	9,568,000	9,297,615
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)	15,117,000	15,890,270
6.4% 9/15/20 (b)	34,900,000	36,454,959
Eversource Energy 2.8% 5/1/23	32,099,000	30,949,635
Exelon Corp. 2.85% 6/15/20	7,468,000	7,348,070
FirstEnergy Corp.:
4.25% 3/15/23	66,372,000	66,713,581
7.375% 11/15/31	30,718,000	38,792,478
FirstEnergy Solutions Corp. 6.05% 8/15/21 (d)	5,868,000	4,195,620
IPALCO Enterprises, Inc.:
3.45% 7/15/20	42,035,000	41,785,264
3.7% 9/1/24	10,405,000	9,934,547
LG&E and KU Energy LLC 3.75% 11/15/20	2,232,000	2,238,599
NV Energy, Inc. 6.25% 11/15/20	7,075,000	7,418,367
PPL Capital Funding, Inc. 3.4% 6/1/23	15,470,000	15,254,635
TECO Finance, Inc. 5.15% 3/15/20	11,097,000	11,317,969
		297,591,609
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	6,702,000	6,765,009
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP:
2.15% 6/15/19	5,956,000	5,914,091
2.7% 6/15/21	5,862,000	5,678,301
3.55% 6/15/26	9,377,000	8,763,909
		20,356,301
Multi-Utilities - 0.7%
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 4.6861% 9/30/66 (c)(e)	66,502,000	61,514,350
3 month U.S. LIBOR + 2.825% 5.221% 6/30/66 (c)(e)	7,991,000	7,591,450
NiSource Finance Corp.:
5.8% 2/1/42	11,523,000	12,308,317
5.95% 6/15/41	21,763,000	23,986,686
Puget Energy, Inc.:
6% 9/1/21	26,400,000	27,728,697
6.5% 12/15/20	8,451,000	8,906,916
Sempra Energy 2.875% 10/1/22	9,886,000	9,437,299
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.7286% 5/15/67 (c)(e)	13,102,000	11,234,965
		162,708,680

TOTAL UTILITIES		487,421,599

TOTAL NONCONVERTIBLE BONDS
(Cost $8,764,681,579)		8,549,047,675

U.S. Government and Government Agency Obligations - 32.3%
U.S. Treasury Inflation-Protected Obligations - 8.3%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$139,211,219	$123,358,650
0.875% 2/15/47	166,547,738	151,372,658
1% 2/15/46	86,722,746	81,518,579
1.375% 2/15/44	277,589,682	284,504,460
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	274,975,845	262,563,241
0.125% 7/15/26	239,789,447	224,633,278
0.25% 1/15/25	26,645,000	25,447,289
0.375% 7/15/25	350,143,856	337,178,597
0.375% 1/15/27	128,508,569	121,697,809
0.375% 7/15/27	142,411,860	134,832,659
0.625% 1/15/26	212,480,000	206,529,424
U.S. Treasury Inflation-Indexed Notes 0.5% 1/15/28	76,755,750	72,980,072

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		2,026,616,716

U.S. Treasury Obligations - 24.0%
U.S. Treasury Bonds:
2.75% 11/15/47	36,170,000	32,400,408
3% 5/15/47	212,440,000	200,415,565
3.375% 11/15/48	666,017,000	675,018,633
U.S. Treasury Notes:
1.25% 3/31/21	184,860,000	178,469,332
1.25% 10/31/21	890,411,000	851,385,961
1.75% 6/30/22	511,054,000	492,288,736
1.875% 3/31/22	711,519,000	689,978,872
1.875% 7/31/22	400,905,000	387,468,420
2% 12/31/21	766,143,000	747,677,759
2% 11/15/26	94,726,000	88,294,993
2.125% 11/30/24	454,473,000	435,211,157
2.25% 12/31/24	247,871,000	238,943,772
2.25% 2/15/27	61,672,000	58,451,084
2.25% 11/15/27	242,220,000	228,093,655
2.375% 5/15/27	104,581,000	99,936,133
2.75% 6/30/25	165,101,000	163,488,686
2.75% 2/15/28	132,320,000	129,647,757
2.875% 11/30/23	25,000,000	25,043,945
2.875% 8/15/28	62,650,000	61,935,398
3% 9/30/25	46,686,000	46,928,548

TOTAL U.S. TREASURY OBLIGATIONS		5,831,078,814

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $8,142,962,742)		7,857,695,530

U.S. Government Agency - Mortgage Securities - 26.5%
Fannie Mae - 13.0%
12 month U.S. LIBOR + 1.365% 4.115% 10/1/35 (c)(e)	31,953	32,925
12 month U.S. LIBOR + 1.445% 3.541% 4/1/37 (c)(e)	122,179	126,475
12 month U.S. LIBOR + 1.480% 4.287% 7/1/34 (c)(e)	74,118	76,679
12 month U.S. LIBOR + 1.495% 3.819% 1/1/35 (c)(e)	158,404	163,953
12 month U.S. LIBOR + 1.507% 4.2% 7/1/37 (c)(e)	34,985	36,250
12 month U.S. LIBOR + 1.553% 4.276% 6/1/36 (c)(e)	107,130	111,313
12 month U.S. LIBOR + 1.565% 3.565% 3/1/37 (c)(e)	53,559	55,709
12 month U.S. LIBOR + 1.594% 4.161% 5/1/36 (c)(e)	253,996	265,141
12 month U.S. LIBOR + 1.617% 4.054% 3/1/33 (c)(e)	107,518	111,655
12 month U.S. LIBOR + 1.641% 4.371% 9/1/36 (c)(e)	94,312	98,201
12 month U.S. LIBOR + 1.643% 4.315% 9/1/36 (c)(e)	67,853	70,511
12 month U.S. LIBOR + 1.645% 3.589% 6/1/47 (c)(e)	109,537	114,951
12 month U.S. LIBOR + 1.718% 4.403% 5/1/35 (c)(e)	221,508	230,651
12 month U.S. LIBOR + 1.725% 2.588% 6/1/42 (c)(e)	1,475,870	1,530,350
12 month U.S. LIBOR + 1.728% 4.034% 11/1/36 (c)(e)	251,254	262,752
12 month U.S. LIBOR + 1.741% 3.737% 3/1/40 (c)(e)	434,236	453,193
12 month U.S. LIBOR + 1.745% 3.742% 7/1/35 (c)(e)	176,630	184,513
12 month U.S. LIBOR + 1.750% 4.5% 8/1/41 (c)(e)	586,310	615,870
12 month U.S. LIBOR + 1.800% 2.71% 1/1/42 (c)(e)	725,115	759,500
12 month U.S. LIBOR + 1.800% 4.547% 7/1/41 (c)(e)	1,310,184	1,379,915
12 month U.S. LIBOR + 1.810% 3.56% 12/1/39 (c)(e)	106,689	110,666
12 month U.S. LIBOR + 1.812% 4.301% 12/1/40 (c)(e)	7,996,849	8,285,193
12 month U.S. LIBOR + 1.818% 2.69% 2/1/42 (c)(e)	1,131,978	1,183,884
12 month U.S. LIBOR + 1.818% 4.547% 7/1/41 (c)(e)	746,318	772,992
12 month U.S. LIBOR + 1.818% 4.568% 9/1/41 (c)(e)	493,138	519,293
12 month U.S. LIBOR + 1.830% 4.665% 10/1/41 (c)(e)	452,361	476,817
12 month U.S. LIBOR + 1.851% 4.271% 5/1/36 (c)(e)	87,523	91,590
12 month U.S. LIBOR + 1.900% 4.634% 7/1/37 (c)(e)	95,141	100,210
12 month U.S. LIBOR + 1.932% 4.512% 9/1/36 (c)(e)	197,638	205,408
6 month U.S. LIBOR + 1.475% 3.975% 10/1/33 (c)(e)	29,874	30,600
6 month U.S. LIBOR + 1.505% 4.005% 1/1/35 (c)(e)	325,602	333,431
6 month U.S. LIBOR + 1.510% 4.01% 2/1/33 (c)(e)(f)	18,709	19,194
6 month U.S. LIBOR + 1.535% 4.035% 12/1/34 (c)(e)	83,361	84,917
6 month U.S. LIBOR + 1.535% 4.035% 3/1/35 (c)(e)	52,810	54,301
6 month U.S. LIBOR + 1.556% 4.06% 10/1/33 (c)(e)	33,215	34,133
6 month U.S. LIBOR + 1.565% 4.065% 7/1/35 (c)(e)	33,625	34,633
6 month U.S. LIBOR + 1.740% 4.24% 12/1/34 (c)(e)	3,032	3,166
6 month U.S. LIBOR + 1.960% 4.46% 9/1/35 (c)(e)	37,092	38,688
U.S. TREASURY 1 YEAR INDEX + 2.208% 4.083% 3/1/35 (c)(e)	73,469	77,415
U.S. TREASURY 1 YEAR INDEX + 2.244% 4.157% 12/1/33 (c)(e)	874,979	914,628
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.527% 6/1/36 (c)(e)	247,098	260,707
U.S. TREASURY 1 YEAR INDEX + 2.295% 4.678% 10/1/33 (c)(e)	160,043	168,762
U.S. TREASURY 1 YEAR INDEX + 2.447% 4.402% 7/1/34 (c)(e)	282,034	298,541
U.S. TREASURY 1 YEAR INDEX + 2.475% 4.376% 5/1/35 (c)(e)	65,561	69,444
2.5% 12/1/33 (g)	16,500,000	15,914,766
2.5% 11/1/42 to 4/1/47	34,623,172	31,993,139
3% 11/1/24 to 2/1/47	610,662,208	585,865,146
3% 12/1/48 (g)	3,000,000	2,860,781
3% 12/1/48 (g)	91,400,000	87,158,473
3% 12/1/48 (g)	27,900,000	26,605,267
3% 12/1/48 (g)	27,900,000	26,605,267
3% 12/1/48 (g)	77,550,000	73,951,199
3% 12/1/48 (g)	9,900,000	9,440,579
3.5% 7/1/32 to 10/1/56	842,140,838	830,761,662
3.5% 12/1/48	15,000,000	14,712,891
3.5% 1/1/49 (g)	35,600,000	34,886,608
3.5% 1/1/49(g)	35,600,000	34,886,608
4% 11/1/31 to 6/1/48	542,090,495	548,430,452
4% 12/1/48 (g)	204,600,000	205,814,813
4% 12/1/48 (g)	4,000,000	4,023,750
4.5% 4/1/21 to 8/1/56	157,351,711	163,187,329
4.5% 12/1/48 (g)	28,500,000	29,306,014
4.5% 12/1/48 (g)	74,100,000	76,195,637
4.5% 12/1/48 (g)	32,850,000	33,779,037
4.5% 12/1/48 (g)	13,150,000	13,521,898
4.5% 1/1/49 (g)	90,400,000	92,833,035
4.5% 1/1/49 (g)	58,200,000	59,766,401
5% 12/1/18 to 8/1/56	17,963,238	19,000,755
5.255% 8/1/41	2,879,657	3,083,637
5.5% 9/1/21 to 5/1/44	49,153,865	53,152,176
6% 7/1/19 to 1/1/42	20,437,157	22,485,875
6.5% to 6.502% 8/1/20 to 8/1/39	33,359,877	36,720,732
7% 9/1/21 to 7/1/37	2,100,765	2,327,298
7.5% 11/1/22 to 2/1/32	923,228	1,026,412
8% 8/1/29 to 3/1/37	25,484	29,386
8.5% 12/1/19 to 9/1/25	1,086	1,176
9.5% 9/1/21 to 2/1/25	764	792

TOTAL FANNIE MAE		3,161,178,111

Freddie Mac - 6.0%
12 month U.S. LIBOR + 1.325% 3.075% 3/1/37 (c)(e)	34,754	35,768
12 month U.S. LIBOR + 1.325% 3.368% 1/1/36 (c)(e)	83,180	85,223
12 month U.S. LIBOR + 1.375% 3.644% 3/1/36 (c)(e)	370,613	381,643
12 month U.S. LIBOR + 1.500% 3.686% 3/1/36 (c)(e)	197,595	204,334
12 month U.S. LIBOR + 1.515% 4.39% 11/1/35 (c)(e)	58,233	60,256
12 month U.S. LIBOR + 1.750% 3.913% 12/1/40 (c)(e)	4,395,962	4,553,805
12 month U.S. LIBOR + 1.750% 4.5% 7/1/41 (c)(e)	998,539	1,046,773
12 month U.S. LIBOR + 1.754% 4.5% 9/1/41 (c)(e)	1,558,197	1,632,903
12 month U.S. LIBOR + 1.793% 3.543% 4/1/37 (c)(e)	76,294	80,001
12 month U.S. LIBOR + 1.864% 4.239% 4/1/36 (c)(e)(f)	76,124	78,566
12 month U.S. LIBOR + 1.877% 4.202% 4/1/41 (c)(e)	565,961	594,873
12 month U.S. LIBOR + 1.880% 4.63% 9/1/41 (c)(e)	542,648	570,448
12 month U.S. LIBOR + 1.883% 4.497% 10/1/42 (c)(e)	719,721	746,858
12 month U.S. LIBOR + 1.910% 4.358% 5/1/41 (c)(e)	1,156,681	1,196,967
12 month U.S. LIBOR + 1.910% 4.477% 5/1/41 (c)(e)	826,919	870,704
12 month U.S. LIBOR + 1.910% 4.583% 6/1/41 (c)(e)	1,093,263	1,131,080
12 month U.S. LIBOR + 1.910% 4.66% 6/1/41 (c)(e)	579,753	599,802
12 month U.S. LIBOR + 1.920% 4.67% 6/1/36 (c)(e)	43,526	45,668
12 month U.S. LIBOR + 1.998% 4.293% 4/1/38 (c)(e)	219,441	231,147
12 month U.S. LIBOR + 2.045% 4.778% 7/1/36 (c)(e)	121,238	127,838
12 month U.S. LIBOR + 2.078% 4.393% 3/1/33 (c)(e)	5,853	6,124
12 month U.S. LIBOR + 2.160% 3.91% 11/1/35 (c)(e)	76,833	81,056
12 month U.S. LIBOR + 2.200% 3.95% 12/1/36 (c)(e)	235,970	249,859
6 month U.S. LIBOR + 1.125% 3.625% 8/1/37 (c)(e)	71,919	72,740
6 month U.S. LIBOR + 1.445% 3.945% 3/1/35 (c)(e)	77,843	79,543
6 month U.S. LIBOR + 1.608% 4.08% 12/1/35 (c)(e)	76,520	78,697
6 month U.S. LIBOR + 1.647% 4.152% 2/1/37 (c)(e)	290,351	299,650
6 month U.S. LIBOR + 1.655% 4.155% 4/1/35 (c)(e)	178,494	185,390
6 month U.S. LIBOR + 1.720% 4.22% 8/1/37 (c)(e)	111,112	115,034
6 month U.S. LIBOR + 1.746% 4.33% 5/1/37 (c)(e)	28,894	30,010
6 month U.S. LIBOR + 1.844% 4.343% 10/1/36 (c)(e)	323,340	335,471
6 month U.S. LIBOR + 1.913% 4.412% 10/1/35 (c)(e)	196,963	204,375
6 month U.S. LIBOR + 2.029% 4.529% 6/1/37 (c)(e)	62,906	65,788
6 month U.S. LIBOR + 2.040% 4.54% 6/1/37 (c)(e)	85,728	89,722
6 month U.S. LIBOR + 2.590% 5.09% 10/1/35 (c)(e)	121,041	126,920
U.S. TREASURY 1 YEAR INDEX + 2.035% 3.926% 6/1/33 (c)(e)	309,869	322,745
U.S. TREASURY 1 YEAR INDEX + 2.249% 3.715% 1/1/35 (c)(e)	16,136	16,997
U.S. TREASURY 1 YEAR INDEX + 2.275% 4.225% 6/1/33 (c)(e)	653,875	677,918
U.S. TREASURY 1 YEAR INDEX + 2.406% 4.419% 3/1/35 (c)(e)	1,260,677	1,333,298
3% 6/1/31 to 12/1/46	323,819,692	311,588,399
3.5% 1/1/32 to 10/1/48(h)	481,031,464	476,315,030
3.5% 8/1/47	13,993,303	13,751,153
4% 6/1/33 to 5/1/48	377,587,131	382,407,892
4% 4/1/48	1,188,439	1,196,563
4.5% 6/1/25 to 11/1/47	129,579,626	134,197,768
4.5% 12/1/48 (g)	55,700,000	57,270,913
5% 3/1/19 to 7/1/41	34,089,698	36,120,133
5.5% 10/1/19 to 3/1/41	7,236,903	7,777,928
6% 2/1/19 to 12/1/37	3,340,464	3,665,245
6.5% 7/1/21 to 9/1/39	5,184,992	5,736,456
7% 6/1/21 to 9/1/36	1,914,743	2,137,314
7.5% 1/1/27 to 1/1/33	51,000	57,258
8% 7/1/24 to 1/1/37	60,519	68,653
8.5% 9/1/19 to 1/1/28	54,489	60,514
9% 10/1/20	19	19
9.5% 5/1/21 to 7/1/21	23	24
10% 2/1/20 to 11/1/20	24	24
11% 9/1/20	2	2

TOTAL FREDDIE MAC		1,450,997,282

Ginnie Mae - 7.5%
3% 4/15/42 to 6/20/48 (i)	442,808,419	427,371,043
3.5% 11/15/40 to 1/20/48	625,448,223	619,961,343
4% 2/15/39 to 11/20/48	236,619,183	240,789,372
4.5% 6/20/33 to 8/15/41	77,014,570	80,412,558
5.5% 6/15/33 to 9/15/39	3,266,416	3,541,722
6% 10/15/30 to 5/15/40	5,812,608	6,435,386
7% 10/15/22 to 3/15/33	2,810,205	3,155,533
7.5% 11/15/21 to 9/15/31	830,202	911,856
8% 11/15/21 to 11/15/29	232,196	252,957
8.5% 10/15/21 to 1/15/31	48,017	53,690
9% 9/15/19 to 1/15/23	633	670
9.5% 12/15/20 to 3/15/23	322	336
4.5% 12/1/48 (g)	22,900,000	23,617,413
4.5% 12/1/48 (g)	22,900,000	23,617,413
4.5% 12/1/48 (g)	88,700,000	91,478,802
4.5% 12/1/48 (g)	97,550,000	100,606,056
4.5% 12/1/48 (g)	79,000,000	81,474,920
4.5% 12/1/48 (g)	71,550,000	73,791,526
5% 12/15/32 to 9/15/41	34,975,893	37,249,936
6.5% 3/20/31 to 6/15/37	599,945	672,127
11% 9/20/19	181	184

TOTAL GINNIE MAE		1,815,394,843

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $6,601,128,757)		6,427,570,236

Asset-Backed Securities - 1.6%
AASET Trust Series 2018-1A Class A, 3.844% 1/16/38 (b)	$21,589,525	$21,399,587
Airspeed Ltd. Series 2007-1A Class C1, 1 month U.S. LIBOR + 2.500% 4.8065% 6/15/32 (b)(c)(e)	2,733,361	2,400,424
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1 month U.S. LIBOR + 1.125% 3.4399% 2/25/35 (c)(e)	731,811	733,358
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (b)	41,203,750	41,406,102
Class AA, 2.487% 12/16/41 (b)	9,046,500	8,777,678
Brazos Higher Education Authority, Inc.:
Series 2010-1 Class A1, 3 month U.S. LIBOR + 0.900% 3.5769% 5/25/29 (c)(e)	22,351,695	22,547,185
Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.850% 3.3399% 7/25/29 (c)(e)	3,816,462	3,846,615
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.73% 4/20/20	308,098	307,885
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (b)	36,101,142	36,112,922
Collegiate Funding Services Education Loan Trust Series 2004-A Class A4, 3 month U.S. LIBOR + 0.340% 2.7261% 9/28/30 (c)(e)	12,154,446	12,165,003
Countrywide Home Loans, Inc. Series 2004-7 Class AF5, 5.868% 1/25/35	1,111,414	1,115,165
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (b)	16,818,120	16,313,277
Class A2II, 4.03% 11/20/47 (b)	28,466,460	27,453,703
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 3.1399% 3/25/34 (c)(e)	2,091	1,939
GCO Education Loan Funding Trust Series 2006-1 Class A9L, 3 month U.S. LIBOR + 0.160% 2.8493% 5/25/26 (c)(e)	17,457,374	17,396,832
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 2.4865% 11/15/34 (b)(c)(e)	295,139	290,053
Class B, 1 month U.S. LIBOR + 0.280% 2.5865% 11/15/34 (b)(c)(e)	106,703	104,730
Class C, 1 month U.S. LIBOR + 0.380% 2.6865% 11/15/34 (b)(c)(e)	176,991	167,939
Class D, 1 month U.S. LIBOR + 0.750% 3.0565% 11/15/34 (b)(c)(e)	67,282	63,103
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	14,087,000	14,120,393
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 3.531% 3/27/42 (c)(e)	2,867,000	2,303,781
Navient Student Ln Trust 2018-2 1 month U.S. LIBOR + 0.240% 2.5551% 3/25/67 (b)(c)(e)	7,115,182	7,116,519
Navient Student Loan Trust:
Series 2017-3A Class A2, 1 month U.S. LIBOR + 0.600% 2.9151% 7/26/66 (b)(c)(e)	3,908,000	3,919,737
Series 2017-4A Class A1, 1 month U.S. LIBOR + 0.240% 2.5551% 9/27/66 (b)(c)(e)	11,214,688	11,214,469
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.8249% 9/25/35 (c)(e)	901,142	899,276
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 3.5599% 1/25/36 (c)(e)	1,245,000	1,244,688
SLM Student Loan Trust:
Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 2.8041% 12/15/27 (b)(c)(e)	69,783,191	70,007,244
Series 2004-1 Class A4, 3 month U.S. LIBOR + 0.260% 2.7499% 10/27/25 (c)(e)	22,320,141	22,328,475
Series 2006-5 Class A5, 3 month U.S. LIBOR + 0.110% 2.5999% 1/25/27 (c)(e)	5,988,070	5,980,231
Series 2007-01 Class A5, 3 month U.S. LIBOR + 0.090% 2.5799% 1/26/26 (c)(e)	4,153,769	4,144,392
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 3.1749% 9/25/34 (c)(e)	99,346	96,093
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)	34,805,655	34,570,090
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 2.9681% 4/6/42 (b)(c)(e)(j)	2,300,000	1,604,367
TOTAL ASSET-BACKED SECURITIES
(Cost $388,406,493)		392,153,255

Collateralized Mortgage Obligations - 3.7%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1 month U.S. LIBOR + 0.560% 2.8749% 1/25/35 (c)(e)	202,901	202,241
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.4514% 2/25/37 (c)(e)	161,229	158,633
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 2.6049% 7/25/35 (c)(e)	180,564	178,803
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.3769% 7/20/34 (c)(e)	11,417	11,167

TOTAL PRIVATE SPONSOR		550,844

U.S. Government Agency - 3.7%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 3.1151% 2/25/32 (c)(e)	38,833	39,461
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 3.3025% 3/18/32 (c)(e)	69,357	70,886
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 3.3151% 4/25/32 (c)(e)	82,438	84,283
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 3.3151% 10/25/32 (c)(e)	107,133	109,502
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 3.0651% 1/25/32 (c)(e)	39,653	40,249
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 5.7849% 12/25/33 (c)(f)(k)	1,293,611	263,042
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 4.3649% 11/25/36 (c)(f)(k)	950,914	141,227
Series 2012-154 Class F, 1 month U.S. LIBOR + 0.300% 2.6151% 1/25/43 (c)(e)	12,320,920	12,326,255
Series 2018-32 Class FB, 1 month U.S. LIBOR + 0.300% 2.6151% 5/25/48 (c)(e)	40,142,283	40,035,131
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	35,493	36,845
Series 1993-207 Class H, 6.5% 11/25/23	531,900	560,413
Series 1996-28 Class PK, 6.5% 7/25/25	181,611	191,717
Series 1999-17 Class PG, 6% 4/25/29	579,540	618,775
Series 1999-32 Class PL, 6% 7/25/29	553,310	590,722
Series 1999-33 Class PK, 6% 7/25/29	391,694	417,751
Series 2001-52 Class YZ, 6.5% 10/25/31	49,078	54,181
Series 2003-28 Class KG, 5.5% 4/25/23	310,311	320,463
Series 2005-102 Class CO 11/25/35 (l)	305,895	266,665
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 11.5307% 8/25/35 (c)(k)	96,154	109,207
Series 2005-81 Class PC, 5.5% 9/25/35	760,970	815,807
Series 2006-12 Class BO 10/25/35 (l)	1,369,752	1,195,634
Series 2006-37 Class OW 5/25/36 (l)	123,783	102,674
Series 2006-45 Class OP 6/25/36 (l)	429,248	357,774
Series 2006-62 Class KP 4/25/36 (l)	707,642	592,742
Series 2012-149:
Class DA, 1.75% 1/25/43	6,958,747	6,591,565
Class GA, 1.75% 6/25/42	7,033,121	6,652,053
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	118,531	130,958
Series 1999-25 Class Z, 6% 6/25/29	445,768	481,035
Series 2001-20 Class Z, 6% 5/25/31	615,108	659,467
Series 2001-31 Class ZC, 6.5% 7/25/31	336,067	367,890
Series 2002-16 Class ZD, 6.5% 4/25/32	174,078	192,469
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 5.2349% 11/25/32 (c)(f)(k)	781,320	92,479
Series 2012-67 Class AI, 4.5% 7/25/27 (f)	1,822,834	167,009
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 4.3249% 12/25/36 (c)(f)(k)	618,787	107,495
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 4.1249% 5/25/37 (c)(f)(k)	364,684	54,470
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 13.2514% 9/25/23 (c)(k)	24,377	27,420
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 5.7849% 3/25/33 (c)(f)(k)	91,581	15,398
Series 2005-72 Class ZC, 5.5% 8/25/35	4,812,164	5,095,138
Series 2005-79 Class ZC, 5.9% 9/25/35	1,610,492	1,766,774
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 26.7292% 6/25/37 (c)(k)	307,402	539,948
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 25.7092% 7/25/37 (c)(k)	472,684	820,126
Class SB, 39.600% - 1 month U.S. LIBOR 25.7092% 7/25/37 (c)(k)	180,137	274,927
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 4.0349% 3/25/38 (c)(f)(k)	2,482,872	341,368
Series 2009-76 Class MI, 5.5% 9/25/24 (f)	3,556	44
Series 2009-85 Class IB, 4.5% 8/25/24 (f)	69,704	1,330
Series 2009-93 Class IC, 4.5% 9/25/24 (f)	82,306	1,278
Series 2010-112 Class SG, 6.360% - 1 month U.S. LIBOR 4.0449% 6/25/21 (c)(f)(k)	29,502	426
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 3.7349% 12/25/40 (c)(f)(k)	2,317,059	287,030
Class ZA, 4.5% 12/25/40	4,161,793	4,305,786
Series 2010-139 Class NI, 4.5% 2/25/40 (f)	1,876,056	179,096
Series 2010-150 Class ZC, 4.75% 1/25/41	6,054,782	6,400,167
Series 2010-17 Class DI, 4.5% 6/25/21 (f)	26,332	407
Series 2010-29 Class LI, 4.5% 6/25/19 (f)	1,434	8
Series 2010-95 Class ZC, 5% 9/25/40	12,484,101	13,322,875
Series 2010-97 Class CI, 4.5% 8/25/25 (f)	344,924	11,068
Series 2011-39 Class ZA, 6% 11/25/32	1,652,903	1,802,922
Series 2011-4 Class PZ, 5% 2/25/41	2,502,916	2,745,414
Series 2011-67 Class AI, 4% 7/25/26 (f)	601,482	49,512
Series 2011-83 Class DI, 6% 9/25/26 (f)	661,233	48,015
Series 2012-100 Class WI, 3% 9/25/27 (f)	5,548,338	496,602
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 4.3349% 12/25/30 (c)(f)(k)	2,021,373	209,669
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 4.2349% 6/25/41 (c)(f)(k)	2,527,013	327,819
Series 2013-133 Class IB, 3% 4/25/32 (f)	3,835,106	348,997
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 3.7349% 1/25/44 (c)(f)(k)	1,741,955	257,602
Series 2013-51 Class GI, 3% 10/25/32 (f)	4,992,517	475,139
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 4.4049% 6/25/35 (c)(f)(k)	1,942,634	286,463
Series 2015-42 Class IL, 6% 6/25/45 (f)	7,151,520	1,603,026
Series 2015-70 Class JC, 3% 10/25/45	10,234,932	10,077,758
Series 2016-75 Class SC, 6.100% - 1 month U.S. LIBOR 3.7849% 10/25/46 (c)(f)(k)	6,772,110	880,126
Series 2017-30 Class AI, 5.5% 5/25/47	3,764,723	806,583
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (f)	356,887	77,121
Series 343 Class 16, 5.5% 5/25/34 (f)	305,427	55,326
Series 348 Class 14, 6.5% 8/25/34 (c)(f)	213,584	47,995
Series 351:
Class 12, 5.5% 4/25/34 (c)(f)	141,953	27,126
Class 13, 6% 3/25/34 (f)	186,597	37,186
Series 359 Class 19, 6% 7/25/35 (c)(f)	115,664	23,502
Series 384 Class 6, 5% 7/25/37 (f)	1,473,877	275,661
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 3.1065% 1/15/32 (c)(e)	31,657	32,168
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 3.2065% 3/15/32 (c)(e)	42,686	43,507
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 3.3065% 3/15/32 (c)(e)	43,748	44,702
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 3.2065% 6/15/31 (c)(e)	82,702	84,214
Class FG, 1 month U.S. LIBOR + 0.900% 3.2065% 3/15/32 (c)(e)	24,178	24,634
Series 4709 Class FE, 1 month U.S. LIBOR + 0.350% 2.6565% 8/15/47 (c)(e)	17,862,897	17,875,419
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 2.5565% 5/15/37 (c)(e)	1,790,543	1,788,310
planned amortization class:
Series 2006-15 Class OP 3/25/36 (l)	1,288,290	1,080,733
Series 2095 Class PE, 6% 11/15/28	652,893	696,945
Series 2101 Class PD, 6% 11/15/28	55,149	59,030
Series 2121 Class MG, 6% 2/15/29	264,022	282,784
Series 2131 Class BG, 6% 3/15/29	1,869,305	1,998,476
Series 2137 Class PG, 6% 3/15/29	286,679	307,560
Series 2154 Class PT, 6% 5/15/29	473,182	507,047
Series 2162 Class PH, 6% 6/15/29	106,380	113,378
Series 2520 Class BE, 6% 11/15/32	627,788	681,191
Series 2585 Class KS, 7.600% - 1 month U.S. LIBOR 5.2935% 3/15/23 (c)(f)(k)	22,434	1,007
Series 2693 Class MD, 5.5% 10/15/33	1,650,347	1,775,909
Series 2802 Class OB, 6% 5/15/34	955,521	1,013,574
Series 2937 Class KC, 4.5% 2/15/20	46,913	46,908
Series 2962 Class BE, 4.5% 4/15/20	393,469	396,233
Series 3002 Class NE, 5% 7/15/35	1,715,911	1,800,909
Series 3110 Class OP 9/15/35 (l)	772,013	690,603
Series 3119 Class PO 2/15/36 (l)	1,525,926	1,274,811
Series 3121 Class KO 3/15/36 (l)	261,749	220,138
Series 3123 Class LO 3/15/36 (l)	847,052	709,778
Series 3145 Class GO 4/15/36 (l)	832,691	699,277
Series 3189 Class PD, 6% 7/15/36	1,493,492	1,645,006
Series 3225 Class EO 10/15/36 (l)	458,941	383,127
Series 3258 Class PM, 5.5% 12/15/36	765,211	811,700
Series 3415 Class PC, 5% 12/15/37	587,538	617,460
Series 3786 Class HI, 4% 3/15/38 (f)	1,628,133	116,222
Series 3806 Class UP, 4.5% 2/15/41	4,718,712	4,854,332
Series 3832 Class PE, 5% 3/15/41	5,254,507	5,579,257
Series 4135 Class AB, 1.75% 6/15/42	5,240,374	4,964,465
sequential payer:
Series 2135 Class JE, 6% 3/15/29	116,905	125,121
Series 2274 Class ZM, 6.5% 1/15/31	153,151	167,598
Series 2281 Class ZB, 6% 3/15/30	361,091	383,646
Series 2303 Class ZV, 6% 4/15/31	158,156	169,482
Series 2357 Class ZB, 6.5% 9/15/31	1,178,888	1,302,331
Series 2502 Class ZC, 6% 9/15/32	310,208	336,244
Series 2519 Class ZD, 5.5% 11/15/32	494,624	530,136
Series 2546 Class MJ, 5.5% 3/15/23	188,939	195,114
Series 2601 Class TB, 5.5% 4/15/23	90,833	94,078
Series 2998 Class LY, 5.5% 7/15/25	287,923	300,562
Series 3871 Class KB, 5.5% 6/15/41	5,283,000	5,787,947
Series 4423 Class NJ, 3% 9/15/41	17,925,000	17,157,543
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 4.2935% 2/15/36 (c)(f)(k)	524,051	84,674
Series 2013-4281 Class AI, 4% 12/15/28 (f)	5,766,965	439,790
Series 2017-4683 Class LM, 3% 5/15/47	9,112,545	8,963,280
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 31.8078% 8/15/24 (c)(k)	9,346	11,695
Class SD, 86.400% - 1 month U.S. LIBOR 56.4655% 8/15/24 (c)(k)	13,749	20,339
Series 2933 Class ZM, 5.75% 2/15/35	3,471,855	3,872,099
Series 2935 Class ZK, 5.5% 2/15/35	6,135,551	6,624,645
Series 2947 Class XZ, 6% 3/15/35	2,209,412	2,403,674
Series 2996 Class ZD, 5.5% 6/15/35	2,652,013	2,902,002
Series 3055 Class CS, 6.590% - 1 month U.S. LIBOR 4.2835% 10/15/35 (c)(f)(k)	758,360	117,560
Series 3237 Class C, 5.5% 11/15/36	3,976,152	4,304,987
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 4.3535% 11/15/36 (c)(f)(k)	1,902,340	292,284
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 4.4435% 3/15/37 (c)(f)(k)	2,713,836	446,559
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 4.4535% 4/15/37 (c)(f)(k)	4,053,499	683,508
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 4.2735% 6/15/37 (c)(f)(k)	1,374,177	197,486
Series 3949 Class MK, 4.5% 10/15/34	1,242,196	1,283,575
Series 4055 Class BI, 3.5% 5/15/31 (f)	3,409,154	355,210
Series 4149 Class IO, 3% 1/15/33 (f)	2,204,181	271,413
Series 4314 Class AI, 5% 3/15/34 (f)	1,164,422	110,200
Series 4427 Class LI, 3.5% 2/15/34 (f)	6,076,695	801,291
Series 4471 Class PA 4% 12/15/40	12,557,827	12,746,561
target amortization class Series 2156 Class TC, 6.25% 5/15/29	338,457	355,988
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 3.2065% 2/15/24 (c)(e)	128,711	130,001
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	248,269	265,101
Series 2056 Class Z, 6% 5/15/28	475,149	507,154
Freddie Mac Multi-family Structured pass-thru certificates:
floater Series 4795 Class FA, 1 month U.S. LIBOR + 0.300% 2.6065% 5/15/48 (c)(e)	16,531,095	16,447,836
Series 4386 Class AZ, 4.5% 11/15/40	12,464,803	12,765,148
Freddie Mac Seasoned Credit Risk Transfer Trust:
sequential payer:
Series 2018-2 Class MA, 3.5% 11/25/57	5,984,050	5,915,341
Series 2018-3 Class MA, 3.5% 8/25/57	107,173,896	106,796,901
Series 2018-3 Class M55D, 4% 8/25/57	14,670,399	14,853,418
Freddie Mac SLST sequential payer Series 2018-1:
Class A1, 3.5% 6/25/28	11,265,656	11,159,674
Class A2, 3.5% 6/25/28	2,790,000	2,723,888
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 4.3796% 6/16/37 (c)(f)(k)	834,009	136,480
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 2.8449% 3/20/60 (c)(e)(m)	10,950,472	10,984,579
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.6249% 7/20/60 (c)(e)(m)	1,286,054	1,283,213
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.5739% 9/20/60 (c)(e)(m)	1,615,842	1,611,404
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.5739% 8/20/60 (c)(e)(m)	1,698,758	1,693,960
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.6539% 12/20/60 (c)(e)(m)	3,136,427	3,133,995
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.7739% 12/20/60 (c)(e)(m)	4,821,196	4,830,636
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.7739% 2/20/61 (c)(e)(m)	9,751,927	9,767,020
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.7639% 2/20/61 (c)(e)(m)	12,993,387	13,011,130
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.7739% 4/20/61 (c)(e)(m)	4,207,409	4,216,081
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.7739% 5/20/61 (c)(e)(m)	5,862,495	5,876,609
Class FC, 1 month U.S. LIBOR + 0.500% 2.7739% 5/20/61 (c)(e)(m)	4,783,430	4,793,566
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 2.8039% 6/20/61 (c)(e)(m)	5,960,585	5,975,775
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 2.8739% 10/20/61 (c)(e)(m)	6,648,595	6,677,454
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 2.9739% 11/20/61 (c)(e)(m)	5,770,926	5,811,037
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 2.9739% 1/20/62 (c)(e)(m)	3,792,195	3,817,039
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.9039% 1/20/62 (c)(e)(m)	5,424,399	5,452,983
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.9039% 3/20/62 (c)(e)(m)	3,182,582	3,196,103
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.9239% 5/20/61 (c)(e)(m)	453,762	454,709
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 2.7939% 10/20/62 (c)(e)(m)	963,504	965,948
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 2.8039% 7/20/60 (c)(e)(m)	5,740,102	5,742,576
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 2.6339% 3/20/63 (c)(e)(m)	1,181,754	1,180,246
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 2.8739% 1/20/64 (c)(e)(m)	5,486,883	5,509,603
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 2.8739% 12/20/63 (c)(e)(m)	15,917,614	15,994,198
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 2.7739% 6/20/64 (c)(e)(m)	4,726,646	4,737,178
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 2.5739% 3/20/65 (c)(e)(m)	472,388	471,848
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 2.5539% 5/20/63 (c)(e)(m)	2,866,570	2,863,994
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 2.4739% 4/20/63 (c)(e)(m)	3,821,886	3,816,311
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 2.6009% 5/20/48 (c)(e)	10,070,032	10,080,334
Series 2018-78 Class AF, 1 month U.S. LIBOR + 0.300% 2.6009% 6/20/48 (c)(e)	60,289,299	60,345,465
planned amortization class:
Series 1997-8 Class PE, 7.5% 5/16/27	300,739	334,027
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 5.3982% 12/20/40 (c)(k)	6,361,000	6,362,504
Series 2011-136 Class WI, 4.5% 5/20/40 (f)	1,233,843	151,289
Series 2017-134 Class BA, 2.5% 11/20/46	6,709,342	6,417,897
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	2,604,060	2,744,416
Series 2010-160 Class DY, 4% 12/20/40	15,964,110	16,375,772
Series 2010-170 Class B, 4% 12/20/40	3,582,979	3,675,326
Series 2013-H06 Class HA, 1.65% 1/20/63 (m)	13,758,158	13,565,647
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 2.9239% 11/20/65 (c)(e)(m)	10,137,733	10,151,078
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 4.1896% 5/16/34 (c)(f)(k)	463,300	63,447
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 4.8896% 8/17/34 (c)(f)(k)	545,212	95,209
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 26.3377% 6/16/37 (c)(k)	31,981	50,465
Series 2010-116 Class QB, 4% 9/16/40	3,945,442	4,020,529
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 3.6396% 2/16/40 (c)(f)(k)	3,286,203	372,384
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 2.6249% 5/20/60 (c)(e)(m)	4,264,583	4,255,799
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 3.7991% 7/20/41 (c)(f)(k)	1,591,868	226,894
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 4.3896% 6/16/42 (c)(f)(k)	1,718,981	254,767
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 5.5988% 4/20/39 (c)(k)	3,031,672	3,062,149
Class ST, 8.800% - 1 month U.S. LIBOR 5.7322% 8/20/39 (c)(k)	9,800,292	9,985,857
Series 2013-149 Class MA, 2.5% 5/20/40	19,133,476	18,516,302
Series 2014-2 Class BA, 3% 1/20/44	22,485,318	22,023,006
Series 2014-21 Class HA, 3% 2/20/44	10,213,485	10,015,211
Series 2014-25 Class HC, 3% 2/20/44	15,280,776	14,944,772
Series 2014-5 Class A, 3% 1/20/44	13,713,684	13,432,892
Series 2015-H13 Class HA, 2.5% 8/20/64 (m)	30,926,144	30,724,984
Series 2015-H17:
Class GZ, 4.3897% 5/20/65 (c)(m)	1,854,088	1,870,613
Class HA, 2.5% 5/20/65 (m)	27,996,940	27,814,370
Series 2015-H21:
Class HA, 2.5% 6/20/63 (m)	703,483	700,054
Class JA, 2.5% 6/20/65 (m)	15,418,706	15,315,502
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.94% 8/20/66 (c)(e)(m)	26,281,514	26,322,815

TOTAL U.S. GOVERNMENT AGENCY		896,089,823

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $911,322,590)		896,640,667

Commercial Mortgage Securities - 2.1%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8362% 2/14/43 (c)(f)	25,074	159
Bayview Commercial Asset Trust Series 2006-3A, Class IO, 0% 10/25/36 (b)(c)(f)(j)	6,401,168	1
BX Trust floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.625% 4.9315% 9/15/37 (b)(c)(e)	9,488,000	9,445,969
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 4.1065% 11/15/35 (b)(c)(e)	14,092,000	14,056,594
Citigroup Commercial Mortgage Trust Series 2018-C6 Class A4, 4.412% 11/10/51 (g)	15,532,000	15,997,541
CSAIL Commercial Mtg Trust Series 2018-C14 Class A4 4.4216% 11/15/51	12,742,000	13,183,064
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27	49,406,094	46,624,135
Freddie Mac:
floater Series KP04 Class AG1, 1 month U.S. LIBOR + 0.220% 2.5269% 7/25/20 (c)(e)	14,700,000	14,699,991
sequential payer:
Series 2018-K074 Class A2, 3.6% 1/25/28	4,300,000	4,285,787
Series K069 Class A2, 3.187% 9/25/27	20,200,000	19,565,500
Series K072 Class A2, 3.444% 12/25/27	4,900,000	4,830,440
Series K073 Class A2, 3.35% 1/25/28	37,100,000	36,383,977
Series K155:
Class A1, 3.75% 11/25/29	1,312,679	1,332,662
Class A2, 3.75% 11/25/32	20,000,000	20,065,320
Series K158 Class A2, 3.9% 12/25/30	15,100,000	15,226,983
Series 2018-K075 Class A2, 3.65% 2/25/28	45,340,000	45,360,113
Series K076 Class A2, 3.9% 6/25/51	9,100,000	9,273,617
Series K077 Class A2, 3.85% 5/25/28	37,788,000	38,361,070
Series K079 Class A2, 3.926% 6/25/28	29,718,000	30,324,919
Series K084 Class A2, 3.78% 10/25/28	14,200,000	14,309,875
Series K157 Class A2, 3.99% 5/25/33	24,350,000	24,971,563
Freddie Mac Multi-family Structured pass-thru certificates Series K078 Class A2, 3.854% 6/25/28	26,400,000	26,808,661
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.4949% 12/15/34 (b)(c)	25,600,000	25,454,994
Class CFX, 3.4949% 12/15/34 (b)(c)	21,481,000	21,393,768
Class DFX, 3.4949% 12/15/34 (b)(c)	18,206,000	18,084,668
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (b)	3,633,000	3,730,264
Class DFX, 5.3503% 7/5/33 (b)	5,586,000	5,738,076
Class EFX, 5.5422% 7/5/33 (b)	7,644,000	7,773,638
MSCG Trust Series 2016-SNR:
Class A, 3.4596% 11/15/34 (b)(c)	18,065,886	17,566,310
Class B, 4.181% 11/15/34 (b)	7,598,150	7,451,059
Class C, 5.205% 11/15/34 (b)	5,330,350	5,284,444
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $523,399,202)		517,585,162

Municipal Securities - 1.7%
California Gen. Oblig.:
Series 2009:	$	$
7.35% 11/1/39	4,580,000	6,225,640
7.5% 4/1/34	18,570,000	25,068,200
Series 2010:
7.6% 11/1/40	39,105,000	56,111,765
7.625% 3/1/40	9,470,000	13,345,976
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	5,105,000	5,142,011
Series 2010 C1, 7.781% 1/1/35	28,545,000	31,533,662
Series 2012 B, 5.432% 1/1/42	7,305,000	6,370,691
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	21,305,000	21,555,334
5.1% 6/1/33	93,565,000	88,703,363
Series 2010-1, 6.63% 2/1/35	21,560,000	22,659,129
Series 2010-3:
5.547% 4/1/19	655,000	659,918
6.725% 4/1/35	31,715,000	33,549,078
7.35% 7/1/35	14,750,000	16,180,455
Series 2011, 5.877% 3/1/19	70,360,000	70,829,604
Series 2013, 3.14% 12/1/18	7,215,000	7,215,000
TOTAL MUNICIPAL SECURITIES
(Cost $400,335,246)		405,149,826

Foreign Government and Government Agency Obligations - 0.2%
Brazilian Federative Republic:
4.25% 1/7/25	26,790,000	25,917,986
5.625% 1/7/41	27,107,000	24,952,265
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $52,839,067)		50,870,251

Bank Notes - 0.7%
Capital One NA 2.95% 7/23/21	31,087,000	30,380,642
Discover Bank:
(Delaware) 3.2% 8/9/21	$37,401,000	$36,714,490
3.1% 6/4/20	34,762,000	34,424,772
4.682% 8/9/28 (c)	13,496,000	13,270,617
8.7% 11/18/19	3,837,000	4,013,623
KeyBank NA 6.95% 2/1/28	3,200,000	3,761,839
RBS Citizens NA 2.5% 3/14/19	13,902,000	13,882,857
Synchrony Bank 3.65% 5/24/21	23,863,000	23,352,958
TOTAL BANK NOTES
(Cost $161,462,392)		159,801,798
	Shares	Value

Money Market Funds - 0.4%
Fidelity Cash Central Fund, 2.27% (n)
(Cost $107,924,902)	107,924,138	107,945,723
TOTAL INVESTMENT IN SECURITIES - 104.4%
(Cost $26,054,462,970)		25,364,460,123
NET OTHER ASSETS (LIABILITIES) - (4.4)%		(1,065,809,097)
NET ASSETS - 100%		$24,298,651,026

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 12/1/48	$(57,400,000)	$(54,736,284)
4% 12/1/48	(4,000,000)	(4,023,750)
4% 12/1/48	(4,000,000)	(4,023,750)
4.5% 12/1/48	(58,200,000)	(59,845,966)
4.5% 12/1/48	(90,400,000)	(92,956,620)

TOTAL FANNIE MAE		(215,586,370)

Ginnie Mae
3.5% 12/1/48	(3,800,000)	(3,757,250)
4.5% 12/1/48	(18,250,000)	(18,821,738)
4.5% 12/1/48	(28,550,000)	(29,444,417)
4.5% 12/1/48	(11,050,000)	(11,396,176)
4.5% 12/1/48	(45,650,000)	(47,080,128)

TOTAL GINNIE MAE		(110,499,709)

TOTAL TBA SALE COMMITMENTS
(Proceeds $325,737,555)		$(326,086,079)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.94% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2028	8/20/21	98,000,000	$(3,434,136)
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.955% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2028	8/23/21	72,500,000	(2,509,578)
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 3.236% and receive quarterly a floating rate based on the 3 month LIBOR, expiring October 2028	10/25/21	36,000,000	(1,000,109)

TOTAL PUT SWAPTIONS			(6,943,823)

Call Swaptions
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 3.236% and pay quarterly a floating rate based on the 3 month LIBOR, expiring October 2028	10/25/21	36,000,000	(1,321,769)
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.94% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2028	8/20/21	98,000,000	(2,648,546)
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.955% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2028	8/23/21	72,500,000	(1,992,002)

TOTAL CALL SWAPTIONS			(5,962,317)

TOTAL WRITTEN SWAPTIONS			$(12,906,140)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	930	March 2019	$196,215,469	$100,254	$100,254
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	186	March 2019	22,218,281	(167,502)	(167,502)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	813	March 2019	91,837,242	(160,423)	(160,423)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	284	March 2019	39,733,375	(277,820)	(277,820)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	2,434	March 2019	307,901,000	(1,604,919)	(1,604,919)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	114	March 2019	17,374,313	(43,892)	(43,892)
TOTAL SOLD					(2,254,556)
TOTAL FUTURES CONTRACTS					$(2,154,302)

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

The notional amount of futures sold as a percentage of Net Assets is 2.1%

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
3-month LIBOR(3)	Quarterly	3%	Semi - annual	LCH	Mar. 2029	$30,000,000	$(105,975)	$0	$(105,975)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Percentages shown as 0.0% in the Schedule of Investments may reflect amounts less than 0.05%.

Legend

 (a) A portion of the security sold on a delayed delivery basis.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,172,269,146 or 4.8% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,510,804.

 (i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,525,927.

 (j) Level 3 security

 (k) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (l) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (m) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (n) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,109,733
Total	$1,109,733

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$8,549,047,675	$--	$8,549,047,675	$--
U.S. Government and Government Agency Obligations	7,857,695,530	--	7,857,695,530	--
U.S. Government Agency - Mortgage Securities	6,427,570,236	--	6,427,570,236	--
Asset-Backed Securities	392,153,255	--	390,548,888	1,604,367
Collateralized Mortgage Obligations	896,640,667	--	896,640,667	--
Commercial Mortgage Securities	517,585,162	--	517,585,161	1
Municipal Securities	405,149,826	--	405,149,826	--
Foreign Government and Government Agency Obligations	50,870,251	--	50,870,251	--
Bank Notes	159,801,798	--	159,801,798	--
Money Market Funds	107,945,723	107,945,723	--	--
Total Investments in Securities:	$25,364,460,123	$107,945,723	$25,254,910,032	$1,604,368
Derivative Instruments:
Assets
Futures Contracts	$100,254	$100,254	$--	$--
Total Assets	$100,254	$100,254	$--	$--
Liabilities
Futures Contracts	$(2,254,556)	$(2,254,556)	$--	$--
Swaps	(105,975)	--	(105,975)	--
Written Swaptions	(12,906,140)	--	(12,906,140)	--
Total Liabilities	$(15,266,671)	$(2,254,556)	$(13,012,115)	$--
Total Derivative Instruments:	$(15,166,417)	$(2,154,302)	$(13,012,115)	$--
Other Financial Instruments:
TBA Sale Commitments	$(326,086,079)	$--	$(326,086,079)	$--
Total Other Financial Instruments:	$(326,086,079)	$--	$(326,086,079)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Corporate Bond Fund

November 30, 2018

CBD-QTLY-0119
1.907010.108

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 94.8%
	Principal Amount	Value
COMMUNICATION SERVICES - 5.3%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.:
2.8% 2/17/21	$4,900,000	$4,812,006
4.5% 5/15/35	4,270,000	3,784,004
4.75% 5/15/46	2,316,000	1,998,227
5.45% 3/1/47	1,000,000	947,393
5.55% 8/15/41	2,700,000	2,579,961
Verizon Communications, Inc.:
4.329% 9/21/28	2,526,000	2,510,613
4.522% 9/15/48	5,000,000	4,582,919
4.862% 8/21/46	9,087,000	8,670,182
		29,885,305
Media - 1.7%
21st Century Fox America, Inc.:
3% 9/15/22	778,000	760,126
4.5% 2/15/21	1,621,000	1,654,236
6.9% 8/15/39	300,000	384,947
7.75% 12/1/45	111,000	160,147
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 5.375% 5/1/47	5,200,000	4,639,931
Comcast Corp.:
3.999% 11/1/49	1,587,000	1,374,238
4.65% 7/15/42	2,200,000	2,124,631
4.95% 10/15/58	7,630,000	7,493,805
Time Warner Cable, Inc.:
5.5% 9/1/41	623,000	559,250
5.875% 11/15/40	1,648,000	1,563,824
6.55% 5/1/37	1,329,000	1,348,848
		22,063,983
Wireless Telecommunication Services - 1.3%
Rogers Communications, Inc. 4.1% 10/1/23	4,398,000	4,454,021
Vodafone Group PLC:
4.125% 5/30/25	6,550,000	6,388,250
4.375% 5/30/28	6,700,000	6,432,938
		17,275,209

TOTAL COMMUNICATION SERVICES		69,224,497

CONSUMER DISCRETIONARY - 8.4%
Automobiles - 1.1%
General Motors Co.:
5% 4/1/35	2,537,000	2,146,110
5.4% 4/1/48	1,167,000	1,000,705
5.95% 4/1/49	5,524,000	4,984,042
Volkswagen Group of America Finance LLC 4.75% 11/13/28 (a)	6,700,000	6,398,015
		14,528,872
Diversified Consumer Services - 1.0%
Ingersoll-Rand Global Holding Co. Ltd.:
3.75% 8/21/28	5,730,000	5,469,995
5.75% 6/15/43	396,000	434,282
Massachusetts Institute of Technology 3.885% 7/1/2116	7,360,000	6,416,795
		12,321,072
Hotels, Restaurants & Leisure - 2.0%
McDonald's Corp. 4.875% 12/9/45	7,437,000	7,403,182
Sands China Ltd. 5.125% 8/8/25 (a)	10,790,000	10,550,775
Starbucks Corp. 3.8% 8/15/25	8,686,000	8,545,154
		26,499,111
Household Durables - 2.1%
D.R. Horton, Inc.:
2.55% 12/1/20	1,583,000	1,540,369
3.75% 3/1/19	4,500,000	4,498,980
4% 2/15/20	5,000,000	5,005,500
Lennar Corp. 4.875% 12/15/23	6,680,000	6,529,700
Toll Brothers Finance Corp.:
4.35% 2/15/28	4,500,000	3,948,750
4.375% 4/15/23	5,750,000	5,528,913
		27,052,212
Multiline Retail - 1.0%
Dollar Tree, Inc.:
4% 5/15/25	7,000,000	6,639,080
4.2% 5/15/28	7,100,000	6,622,114
		13,261,194
Specialty Retail - 1.2%
Home Depot, Inc. 5.95% 4/1/41	941,000	1,133,192
O'Reilly Automotive, Inc. 4.35% 6/1/28	7,000,000	6,913,975
TJX Companies, Inc. 2.25% 9/15/26	8,278,000	7,423,000
		15,470,167

TOTAL CONSUMER DISCRETIONARY		109,132,628

CONSUMER STAPLES - 6.7%
Beverages - 2.3%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	2,258,000	2,127,062
4.9% 2/1/46	1,075,000	1,005,150
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 1/12/24	8,616,000	8,309,482
4.6% 4/15/48	7,250,000	6,511,494
Constellation Brands, Inc.:
3.75% 5/1/21	2,000,000	2,001,253
4.25% 5/1/23	3,315,000	3,332,947
Heineken NV 4% 10/1/42 (a)	96,000	85,068
PepsiCo, Inc. 4.25% 10/22/44	6,629,000	6,561,673
		29,934,129
Food Products - 2.5%
Campbell Soup Co. 4.15% 3/15/28	11,300,000	10,485,160
Conagra Brands, Inc.:
3.8% 10/22/21	6,632,000	6,618,045
4.6% 11/1/25	8,630,000	8,580,880
General Mills, Inc.:
3 month U.S. LIBOR + 0.540% 2.9764% 4/16/21 (b)(c)	3,967,000	3,949,727
3.2% 4/16/21	503,000	498,223
3.7% 10/17/23	2,358,000	2,310,423
		32,442,458
Tobacco - 1.9%
Altria Group, Inc. 2.85% 8/9/22	5,856,000	5,648,901
Bat Capital Corp. 3.222% 8/15/24	6,050,000	5,593,984
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (a)	4,575,000	4,487,864
4.25% 7/21/25 (a)	1,134,000	1,108,524
Philip Morris International, Inc. 4.375% 11/15/41	2,100,000	1,914,590
Reynolds American, Inc.:
3.25% 6/12/20	235,000	232,943
4% 6/12/22	366,000	362,419
4.45% 6/12/25	585,000	568,705
5.7% 8/15/35	304,000	304,407
5.85% 8/15/45	4,487,000	4,341,060
		24,563,397

TOTAL CONSUMER STAPLES		86,939,984

ENERGY - 13.0%
Energy Equipment & Services - 0.3%
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	3,292,000	3,358,925
6.5% 4/1/20	658,000	680,333
		4,039,258
Oil, Gas & Consumable Fuels - 12.7%
Alberta Energy Co. Ltd.:
7.375% 11/1/31	1,159,000	1,345,438
8.125% 9/15/30	5,176,000	6,362,666
Anadarko Finance Co. 7.5% 5/1/31	614,000	712,297
Anadarko Petroleum Corp.:
4.85% 3/15/21	6,032,000	6,156,771
5.55% 3/15/26	744,000	771,896
6.6% 3/15/46	2,986,000	3,303,954
Apache Corp. 4.75% 4/15/43	3,233,000	2,772,184
Boardwalk Pipelines LP:
3.375% 2/1/23	3,100,000	3,000,913
4.95% 12/15/24	4,120,000	4,172,634
Canadian Natural Resources Ltd.:
3.9% 2/1/25	4,325,000	4,157,387
5.85% 2/1/35	528,000	548,862
6.25% 3/15/38	4,352,000	4,733,161
Cenovus Energy, Inc.:
3.8% 9/15/23	5,000,000	4,761,497
4.25% 4/15/27	2,900,000	2,586,584
5.2% 9/15/43	1,331,000	1,124,679
5.7% 10/15/19	457,308	464,645
6.75% 11/15/39	2,920,000	2,805,542
Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25	6,370,000	6,561,100
Conoco, Inc. 6.95% 4/15/29	3,050,000	3,691,829
ConocoPhillips Co. 6.5% 2/1/39	4,600,000	5,613,398
Continental Resources, Inc. 5% 9/15/22	3,359,000	3,359,393
DCP Midstream LLC:
4.75% 9/30/21 (a)	158,000	157,605
5.35% 3/15/20 (a)	10,096,000	10,196,960
5.85% 5/21/43 (a)(b)	7,500,000	6,300,000
DCP Midstream Operating LP:
2.7% 4/1/19	64,000	63,680
3.875% 3/15/23	222,000	212,565
4.95% 4/1/22	1,925,000	1,920,188
5.6% 4/1/44	340,000	301,750
Empresa Nacional de Petroleo 4.5% 9/14/47 (a)	2,750,000	2,288,963
Enbridge Energy Partners LP 4.2% 9/15/21	140,000	141,087
Enbridge, Inc.:
4.25% 12/1/26	425,000	414,605
5.5% 12/1/46	3,794,000	3,860,247
Energy Transfer Partners LP:
4.2% 9/15/23	288,000	282,201
4.95% 6/15/28	981,000	947,968
5.8% 6/15/38	547,000	516,053
6% 6/15/48	356,000	342,784
EnLink Midstream Partners LP 2.7% 4/1/19	1,021,000	1,013,287
Enterprise Products Operating LP:
2.55% 10/15/19	163,000	161,826
3.75% 2/15/25	547,000	533,567
4.85% 3/15/44	2,023,000	1,897,850
4.95% 10/15/54	2,437,000	2,246,616
EQT Corp. 2.5% 10/1/20	1,071,000	1,040,837
Exxon Mobil Corp. 4.114% 3/1/46	5,034,000	4,872,191
Kinder Morgan Energy Partners LP:
3.5% 3/1/21	338,000	334,620
3.95% 9/1/22	518,000	513,274
Kinder Morgan, Inc. 5% 2/15/21 (a)	562,000	572,463
MPLX LP:
3.375% 3/15/23	680,000	652,668
4.875% 12/1/24	423,000	427,883
Petroleos Mexicanos:
5.375% 3/13/22	620,000	606,335
5.5% 1/21/21	545,000	542,820
6% 3/5/20	74,000	75,003
6.375% 2/4/21	3,870,000	3,904,869
6.375% 1/23/45	937,000	753,957
6.5% 3/13/27	6,598,000	6,172,429
6.75% 9/21/47	1,390,000	1,150,225
6.875% 8/4/26	2,930,000	2,816,463
Phillips 66 Co. 4.3% 4/1/22	300,000	304,757
Plains All American Pipeline LP/PAA Finance Corp.:
3.85% 10/15/23	5,550,000	5,324,686
4.65% 10/15/25	6,525,000	6,317,962
5.75% 1/15/20	3,729,000	3,805,573
Southeast Supply Header LLC 4.25% 6/15/24 (a)	667,000	660,875
Spectra Energy Partners LP:
3.375% 10/15/26	4,629,000	4,242,028
4.5% 3/15/45	971,000	848,233
Sunoco Logistics Partner Operations LP:
4% 10/1/27	4,515,000	4,100,562
5.4% 10/1/47	1,951,000	1,734,583
The Williams Companies, Inc. 5.75% 6/24/44	4,911,000	4,827,169
Western Gas Partners LP:
4.65% 7/1/26	264,000	251,749
5.375% 6/1/21	1,273,000	1,305,756
Williams Partners LP:
3.35% 8/15/22	2,500,000	2,423,975
3.9% 1/15/25	280,000	270,280
		163,660,857

TOTAL ENERGY		167,700,115

FINANCIALS - 34.4%
Banks - 16.5%
AIB Group PLC 4.75% 10/12/23 (a)	6,700,000	6,587,227
Bank Ireland Group PLC 4.5% 11/25/23 (a)	6,700,000	6,525,874
Bank of America Corp.:
3 month U.S. LIBOR + 0.790% 3.1056% 3/5/24 (b)(c)	16,000,000	15,731,675
3.705% 4/24/28 (b)	7,000,000	6,609,249
4% 1/22/25	3,277,000	3,179,548
Bank of Nova Scotia 4.5% 12/16/25	7,405,000	7,322,949
Barclays PLC 3.65% 3/16/25	4,116,000	3,779,748
Bnp Paribas Sr Non Preferred Mtn 3.375% 1/9/25 (a)	5,617,000	5,229,476
BPCE SA 4% 9/12/23 (a)	6,500,000	6,370,403
Citigroup, Inc.:
3 month U.S. LIBOR + 1.430% 3.7508% 9/1/23 (b)(c)	8,780,000	8,848,361
4.05% 7/30/22	316,000	317,248
4.4% 6/10/25	1,221,000	1,200,017
5.5% 9/13/25	1,317,000	1,372,051
8.125% 7/15/39	1,924,000	2,634,169
Citizens Bank NA:
2.55% 5/13/21	338,000	328,657
3.7% 3/29/23	13,300,000	13,204,076
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	7,317,000	7,249,284
Credit Suisse Group Funding Guernsey Ltd. 4.55% 4/17/26	5,136,000	5,054,166
Credit Suisse New York Branch 3% 10/29/21	1,550,000	1,517,312
Discover Bank:
3.35% 2/6/23	7,500,000	7,212,037
7% 4/15/20	2,391,000	2,488,477
Fifth Third Bancorp:
4.3% 1/16/24	4,001,000	4,020,068
8.25% 3/1/38	3,848,000	5,089,694
HSBC Holdings PLC 4.041% 3/13/28 (b)	6,330,000	5,996,897
Huntington Bancshares, Inc.:
4% 5/15/25	7,050,000	7,007,797
7% 12/15/20	1,087,000	1,158,012
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	7,245,000	6,353,329
5.71% 1/15/26 (a)	1,569,000	1,378,782
JPMorgan Chase & Co. 3.875% 2/1/24	5,000,000	5,001,279
Lloyds Banking Group PLC:
2.907% 11/7/23 (b)	5,938,000	5,579,245
3.1% 7/6/21	2,463,000	2,406,523
4.375% 3/22/28	7,313,000	6,871,801
Rabobank Nederland:
3.75% 7/21/26	7,120,000	6,629,815
4.625% 12/1/23	4,531,000	4,555,254
Regions Bank 6.45% 6/26/37	2,611,000	2,993,902
Regions Financial Corp. 3.2% 2/8/21	614,000	605,416
Royal Bank of Canada 4.65% 1/27/26	1,181,000	1,196,092
Royal Bank of Scotland Group PLC:
6% 12/19/23	5,228,000	5,258,101
6.1% 6/10/23	1,000,000	1,016,475
6.125% 12/15/22	5,972,000	6,061,286
Santander Holdings U.S.A., Inc. 3.4% 1/18/23	5,900,000	5,590,293
SunTrust Banks, Inc. 2.7% 1/27/22	5,507,000	5,332,496
Synovus Financial Corp. 3.125% 11/1/22	5,717,000	5,388,273
UniCredit SpA 3.75% 4/12/22 (a)	5,900,000	5,554,139
		213,806,973
Capital Markets - 7.9%
Ares Capital Corp. 4.25% 3/1/25	5,750,000	5,473,331
CME Group, Inc. 5.3% 9/15/43	3,050,000	3,440,479
Credit Suisse Group AG 3.574% 1/9/23 (a)	8,700,000	8,458,892
Deutsche Bank AG 2.7% 7/13/20	5,200,000	5,056,789
Deutsche Bank AG New York Branch 4.875% 12/1/32 (b)	4,113,000	3,183,709
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	6,000,000	5,789,089
3.5% 11/16/26	5,750,000	5,299,235
3.75% 5/22/25	10,750,000	10,269,111
3.75% 2/25/26	5,000,000	4,733,177
5.25% 7/27/21	1,227,000	1,266,511
Merrill Lynch & Co., Inc. 6.11% 1/29/37	2,269,000	2,474,302
Moody's Corp. 5.25% 7/15/44	3,386,000	3,582,924
Morgan Stanley:
3.737% 4/24/24 (b)	6,925,000	6,818,576
3.875% 1/27/26	5,020,000	4,839,736
4.3% 1/27/45	948,000	861,534
4.875% 11/1/22	9,466,000	9,668,902
5.5% 7/28/21	1,222,000	1,274,664
5.75% 1/25/21	557,000	579,870
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	7,500,000	7,235,406
S&P Global, Inc. 4% 6/15/25	6,038,000	6,039,912
UBS Group Funding AG 3.491% 5/23/23 (a)	5,800,000	5,629,097
		101,975,246
Consumer Finance - 3.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.3% 1/23/23	5,740,000	5,460,719
3.5% 5/26/22	395,000	384,569
3.95% 2/1/22	7,500,000	7,382,261
5% 10/1/21	3,970,000	4,051,280
Ally Financial, Inc. 4.125% 2/13/22	5,560,000	5,476,600
Discover Financial Services:
3.85% 11/21/22	2,538,000	2,506,328
5.2% 4/27/22	2,355,000	2,421,629
Ford Motor Credit Co. LLC:
2.597% 11/4/19	4,950,000	4,890,982
3.336% 3/18/21	13,000,000	12,560,420
		45,134,788
Diversified Financial Services - 1.8%
AXA Equitable Holdings, Inc. 4.35% 4/20/28 (a)	6,800,000	6,454,315
Berkshire Hathaway Finance Corp. 4.4% 5/15/42	107,000	105,189
GE Capital International Funding Co. 4.418% 11/15/35	7,005,000	5,649,530
General Electric Capital Corp. 5.875% 1/14/38	150,000	139,355
Halfmoon Parent, Inc.:
4.125% 11/15/25 (a)	576,000	568,928
4.375% 10/15/28 (a)	1,486,000	1,459,161
4.8% 8/15/38 (a)	925,000	895,423
4.9% 12/15/48 (a)	924,000	882,328
ING U.S., Inc. 5.7% 7/15/43	2,607,000	2,776,108
Voya Financial, Inc. 4.7% 1/23/48 (a)(b)	5,600,000	4,648,000
		23,578,337
Insurance - 4.7%
ACE INA Holdings, Inc. 4.35% 11/3/45	525,000	513,759
AIA Group Ltd. 3.9% 4/6/28 (a)	6,785,000	6,699,956
American International Group, Inc.:
4.375% 1/15/55	2,685,000	2,176,062
4.5% 7/16/44	5,833,000	5,054,632
5.75% 4/1/48 (b)	6,400,000	5,760,000
Aon Corp. 6.25% 9/30/40	253,000	294,416
Aon PLC 4.75% 5/15/45	6,000,000	5,657,222
Five Corners Funding Trust 4.419% 11/15/23 (a)	4,111,000	4,185,671
Hartford Financial Services Group, Inc. 4.3% 4/15/43	1,211,000	1,099,017
Liberty Mutual Group, Inc. 4.95% 5/1/22 (a)	5,250,000	5,356,509
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	1,643,000	1,687,761
Massachusetts Mutual Life Insurance Co.:
4.5% 4/15/65 (a)	2,264,000	2,077,458
5.375% 12/1/41 (a)	148,000	160,873
Pacific LifeCorp 5.125% 1/30/43 (a)	1,285,000	1,288,048
Pricoa Global Funding I 5.625% 6/15/43 (b)	5,000,000	5,018,750
Prudential Financial, Inc. 3.935% 12/7/49	1,508,000	1,302,218
Unum Group:
5.625% 9/15/20	1,846,000	1,905,974
5.75% 8/15/42	3,748,000	3,788,980
Willis Group North America, Inc. 3.6% 5/15/24	6,692,000	6,437,321
		60,464,627

TOTAL FINANCIALS		444,959,971

HEALTH CARE - 7.6%
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories 4.75% 11/30/36	3,700,000	3,781,493
Becton, Dickinson & Co.:
3 month U.S. LIBOR + 0.875% 3.2611% 12/29/20 (b)(c)	2,819,000	2,808,295
2.404% 6/5/20	5,470,000	5,368,757
2.894% 6/6/22	1,279,000	1,232,739
3.363% 6/6/24	4,130,000	3,940,868
3.7% 6/6/27	5,500,000	5,127,426
Zimmer Biomet Holdings, Inc. 3 month U.S. LIBOR + 0.750% 3.0888% 3/19/21 (b)(c)	1,981,000	1,974,443
		24,234,021
Health Care Providers & Services - 3.3%
Anthem, Inc. 3.35% 12/1/24	5,925,000	5,686,148
Cardinal Health, Inc.:
4.6% 3/15/43	2,115,000	1,801,439
4.9% 9/15/45	1,430,000	1,261,208
CVS Health Corp.:
3 month U.S. LIBOR + 0.720% 3.0471% 3/9/21 (b)(c)	3,264,000	3,265,875
3.35% 3/9/21	1,974,000	1,955,483
3.7% 3/9/23	3,302,000	3,249,439
4.1% 3/25/25	2,674,000	2,633,732
4.78% 3/25/38	3,872,000	3,699,541
Elanco Animal Health, Inc.:
3.912% 8/27/21 (a)	245,000	244,846
4.272% 8/28/23 (a)	313,000	310,755
4.9% 8/28/28 (a)	8,821,000	8,877,837
UnitedHealth Group, Inc.:
3.75% 7/15/25	2,607,000	2,595,097
3.95% 10/15/42	132,000	122,212
4.25% 3/15/43	2,500,000	2,412,570
4.625% 7/15/35	745,000	771,745
4.625% 11/15/41	965,000	985,208
4.75% 7/15/45	1,829,000	1,895,289
WellPoint, Inc. 3.3% 1/15/23	1,300,000	1,271,672
		43,040,096
Pharmaceuticals - 2.4%
Actavis Funding SCS 4.55% 3/15/35	5,473,000	5,091,842
Bayer U.S. Finance II LLC:
4.25% 12/15/25 (a)	6,677,000	6,504,231
4.625% 6/25/38 (a)	6,700,000	6,080,956
Mylan NV 4.55% 4/15/28 (a)	1,041,000	971,344
Perrigo Co. PLC 3.5% 3/15/21	898,000	882,039
Shire Acquisitions Investments Ireland DAC:
2.4% 9/23/21	5,300,000	5,080,781
2.875% 9/23/23	3,000,000	2,808,300
Teva Pharmaceutical Finance Netherlands III BV 2.8% 7/21/23	3,500,000	3,068,268
		30,487,761

TOTAL HEALTH CARE		97,761,878

INDUSTRIALS - 4.5%
Aerospace & Defense - 1.4%
BAE Systems Holdings, Inc. 2.85% 12/15/20 (a)	3,251,000	3,196,144
L3 Technologies, Inc. 3.95% 5/28/24	1,026,000	1,015,297
Lockheed Martin Corp. 4.09% 9/15/52	2,994,000	2,717,440
Northrop Grumman Corp.:
2.93% 1/15/25	6,000,000	5,662,901
4.03% 10/15/47	6,000,000	5,370,240
		17,962,022
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc. 4.2% 4/15/28	6,975,000	6,839,247
Airlines - 0.8%
American Airlines, Inc. 3.75% 10/15/25	5,415,002	5,162,121
Delta Air Lines, Inc. 3.4% 4/19/21	2,057,000	2,032,881
U.S. Airways pass-thru trust certificates 8.36% 1/20/19	1,353	1,367
United Airlines, Inc. equipment trust certificate 4.6% 3/1/26	2,542,000	2,521,410
		9,717,779
Electrical Equipment - 0.4%
Hubbell, Inc. 3.5% 2/15/28	6,000,000	5,558,354
Industrial Conglomerates - 0.4%
General Electric Co. 4.125% 10/9/42	434,000	332,083
Roper Technologies, Inc.:
2.8% 12/15/21	1,681,000	1,634,543
3.65% 9/15/23	1,747,000	1,721,431
3.8% 12/15/26	1,738,000	1,664,107
		5,352,164
Machinery - 0.0%
Ingersoll-Rand Luxembourg Finance SA 4.65% 11/1/44	559,000	531,696
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC:
4.15% 4/1/45	1,008,000	946,793
4.4% 3/15/42	2,500,000	2,433,172
		3,379,965
Trading Companies & Distributors - 0.7%
Air Lease Corp.:
2.5% 3/1/21	7,500,000	7,280,396
3.75% 2/1/22	1,086,000	1,077,272
		8,357,668

TOTAL INDUSTRIALS		57,698,895

INFORMATION TECHNOLOGY - 3.3%
Electronic Equipment & Components - 0.6%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (a)	3,590,000	3,593,889
6.02% 6/15/26 (a)	3,770,000	3,812,694
		7,406,583
IT Services - 0.5%
Fiserv, Inc. 3.8% 10/1/23	6,400,000	6,390,338
Semiconductors & Semiconductor Equipment - 0.9%
Applied Materials, Inc. 4.35% 4/1/47	5,000,000	4,684,068
Microchip Technology, Inc. 3.922% 6/1/21 (a)	7,233,000	7,132,356
		11,816,424
Software - 0.7%
Microsoft Corp. 3.7% 8/8/46	6,065,000	5,614,557
Oracle Corp.:
4.375% 5/15/55	4,148,000	3,908,832
5.375% 7/15/40	240,000	265,834
		9,789,223
Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc. 3.85% 8/4/46	5,043,000	4,590,076
Hewlett Packard Enterprise Co. 6.2% 10/15/35 (b)	3,426,000	3,310,397
		7,900,473

TOTAL INFORMATION TECHNOLOGY		43,303,041

MATERIALS - 2.1%
Chemicals - 1.0%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.3% 5/1/23 (a)	1,345,000	1,320,657
LYB International Finance BV 4.875% 3/15/44	4,000,000	3,601,985
Nutrien Ltd. 4% 12/15/26	995,000	954,861
The Dow Chemical Co. 4.55% 11/30/25 (a)	2,306,000	2,312,352
The Mosaic Co. 4.25% 11/15/23	4,195,000	4,209,464
		12,399,319
Construction Materials - 0.5%
CRH America Finance, Inc. 3.95% 4/4/28 (a)	6,800,000	6,387,668
Containers & Packaging - 0.5%
Avery Dennison Corp. 4.875% 12/6/28	6,460,000	6,439,787
Metals & Mining - 0.1%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	407,000	418,518
6.75% 10/19/75 (a)(b)	1,010,000	1,070,600
Vale Overseas Ltd. 6.875% 11/10/39	161,000	181,930
		1,671,048

TOTAL MATERIALS		26,897,822

REAL ESTATE - 3.3%
Equity Real Estate Investment Trusts (REITs) - 2.5%
Alexandria Real Estate Equities, Inc. 4.7% 7/1/30	1,536,000	1,541,175
Camden Property Trust 4.25% 1/15/24	758,000	769,836
CommonWealth REIT 5.875% 9/15/20	1,260,000	1,289,715
Corporate Office Properties LP:
3.6% 5/15/23	3,140,000	3,026,669
3.7% 6/15/21	476,000	468,939
DDR Corp. 4.625% 7/15/22	5,991,000	6,109,195
Healthcare Trust of America Holdings LP 2.95% 7/1/22	1,521,000	1,463,615
Hudson Pacific Properties LP 3.95% 11/1/27	4,600,000	4,261,939
Kimco Realty Corp. 3.3% 2/1/25	5,732,000	5,373,668
Lexington Corporate Properties Trust 4.4% 6/15/24	250,000	244,659
Omega Healthcare Investors, Inc. 4.375% 8/1/23	7,500,000	7,401,547
Ventas Realty LP 4.125% 1/15/26	345,000	337,488
		32,288,445
Real Estate Management & Development - 0.8%
Brandywine Operating Partnership LP:
3.95% 2/15/23	2,173,000	2,144,407
4.1% 10/1/24	3,000,000	2,932,246
4.55% 10/1/29	2,014,000	1,945,924
Liberty Property LP:
3.375% 6/15/23	1,087,000	1,059,328
4.125% 6/15/22	1,832,000	1,856,145
4.75% 10/1/20	752,000	766,038
Mack-Cali Realty LP 4.5% 4/18/22	94,000	89,779
		10,793,867

TOTAL REAL ESTATE		43,082,312

UTILITIES - 6.2%
Electric Utilities - 3.6%
Cleco Corporate Holdings LLC 3.743% 5/1/26	1,723,000	1,635,975
Cleveland Electric Illuminating Co. 3.5% 4/1/28 (a)	4,006,000	3,761,221
DPL, Inc. 6.75% 10/1/19	4,752,000	4,811,400
Duke Energy Industries, Inc. 4.9% 7/15/43	3,000,000	3,140,196
Duquesne Light Holdings, Inc.:
3.616% 8/1/27 (a)	1,831,000	1,699,847
5.9% 12/1/21 (a)	500,000	525,576
6.4% 9/15/20 (a)	1,310,000	1,368,367
Eversource Energy 2.9% 10/1/24	5,855,000	5,568,173
Exelon Corp. 3.497% 6/1/22 (b)	10,439,000	10,124,702
Indiana Michigan Power Co. 4.55% 3/15/46	1,274,000	1,265,188
IPALCO Enterprises, Inc.:
3.45% 7/15/20	1,894,000	1,882,747
3.7% 9/1/24	477,000	455,433
ITC Holdings Corp. 2.7% 11/15/22	1,493,000	1,425,267
Mississippi Power Co. 3 month U.S. LIBOR + 0.650% 3.031% 3/27/20 (b)(c)	807,000	807,056
Tampa Electric Co. 6.55% 5/15/36	500,000	585,629
TECO Finance, Inc. 5.15% 3/15/20	114,000	116,270
Virginia Electric & Power Co. 3.8% 4/1/28	6,500,000	6,391,175
Xcel Energy, Inc. 4.8% 9/15/41	554,000	564,648
		46,128,870
Gas Utilities - 0.9%
AGL Capital Corp. 2.45% 10/1/23	5,300,000	4,985,581
Boston Gas Co. 4.487% 2/15/42 (a)	2,000,000	1,944,427
Florida Gas Transmission Co. LLC 4.35% 7/15/25 (a)	5,023,000	5,057,323
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	18,000	18,169
		12,005,500
Multi-Utilities - 1.7%
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 4.6861% 9/30/66 (b)(c)	7,158,000	6,621,150
3 month U.S. LIBOR + 2.825% 5.221% 6/30/66 (b)(c)	145,000	137,750
NiSource Finance Corp.:
2.65% 11/17/22	2,115,000	2,036,541
3.49% 5/15/27	4,000,000	3,762,709
5.25% 2/15/43	234,000	238,530
5.95% 6/15/41	1,493,000	1,645,551
Puget Energy, Inc.:
3.65% 5/15/25	2,935,000	2,819,480
5.625% 7/15/22	4,240,000	4,455,637
6.5% 12/15/20	613,000	646,070
Sempra Energy 2.875% 10/1/22	224,000	213,833
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.7286% 5/15/67 (b)(c)	117,000	100,328
		22,677,579

TOTAL UTILITIES		80,811,949

TOTAL NONCONVERTIBLE BONDS
(Cost $1,273,391,170)		1,227,513,092

U.S. Treasury Obligations - 1.0%
U.S. Treasury Bonds 2.5% 2/15/46	9,139,000	7,809,918
U.S. Treasury Notes 1.5% 8/15/26	6,234,000	5,614,740
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $13,454,832)		13,424,658

Asset-Backed Securities - 0.2%
Dominos Pizza Master Issuer LLC Series 2018-1A Class A2I, 4.116% 7/25/48 (Cost $2,535,260)(a)	$2,535,260	$2,491,045

Municipal Securities - 0.6%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	1,545,000	2,360,559
California Gen. Oblig.:
Series 2009:	$	$
7.35% 11/1/39	40,000	54,372
7.5% 4/1/34	1,165,000	1,572,668
7.55% 4/1/39	1,815,000	2,563,415
Series 2010, 7.625% 3/1/40	345,000	486,205
TOTAL MUNICIPAL SECURITIES
(Cost $6,595,696)		7,037,219

Foreign Government and Government Agency Obligations - 0.4%
United Mexican States 4.6% 2/10/48 (Cost $5,836,246)	$5,900,000	$5,082,909

Bank Notes - 0.1%
Compass Bank 2.875% 6/29/22
(Cost $1,232,622)	1,234,000	1,181,567

Preferred Securities - 1.0%
FINANCIALS - 1.0%
Banks - 1.0%
Barclays Bank PLC 7.625% 11/21/22 (Cost $14,473,018)	$12,560,000	$13,198,756
	Shares	Value

Money Market Funds - 1.5%
Fidelity Cash Central Fund, 2.27% (d)
(Cost $19,527,554)	19,523,681	19,527,585
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $1,337,046,398)		1,289,456,831
NET OTHER ASSETS (LIABILITIES) - 0.4%		5,063,064
NET ASSETS - 100%		$1,294,519,895

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $213,138,344 or 16.5% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$78,693
Total	$78,693

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,227,513,092	$--	$1,227,513,092	$--
U.S. Government and Government Agency Obligations	13,424,658	--	13,424,658	--
Asset-Backed Securities	2,491,045	--	2,491,045	--
Municipal Securities	7,037,219	--	7,037,219	--
Foreign Government and Government Agency Obligations	5,082,909	--	5,082,909	--
Bank Notes	1,181,567	--	1,181,567	--
Preferred Securities	13,198,756	--	13,198,756	--
Money Market Funds	19,527,585	19,527,585	--	--
Total Investments in Securities:	$1,289,456,831	$19,527,585	$1,269,929,246	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Conservative Income Bond Fund

November 30, 2018

FCV-QTLY-0119
1.924095.107

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 56.5%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.5%
BellSouth Corp. 4.333% 4/26/19 (a)(b)	$50,000,000	$50,264,000
Entertainment - 0.1%
NBCUniversal Enterprise, Inc. 3 month U.S. LIBOR + 0.400% 2.796% 4/1/21 (a)(b)(c)	14,454,000	14,438,130
Media - 0.8%
Comcast Corp.:
3 month U.S. LIBOR + 0.330% 2.7383% 10/1/20 (b)(c)	37,864,000	37,845,068
3 month U.S. LIBOR + 0.440% 2.8483% 10/1/21 (b)(c)	51,485,000	51,487,064
		89,332,132

TOTAL COMMUNICATION SERVICES		154,034,262

CONSUMER DISCRETIONARY - 3.9%
Automobiles - 3.9%
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.150% 2.619% 1/22/19 (b)(c)	30,000,000	29,998,411
3 month U.S. LIBOR + 0.150% 2.7958% 2/21/20 (b)(c)	40,100,000	40,049,977
3 month U.S. LIBOR + 0.210% 2.8281% 2/12/21 (b)(c)	30,250,000	30,127,596
3 month U.S. LIBOR + 0.260% 2.5941% 6/16/20 (b)(c)	36,200,000	36,178,687
3 month U.S. LIBOR + 0.825% 3.5019% 2/22/19 (b)(c)	20,694,000	20,718,548
2% 11/13/19	30,000,000	29,690,006
BMW U.S. Capital LLC:
3 month U.S. LIBOR + 0.380% 2.7881% 4/6/20 (a)(b)(c)	25,659,000	25,639,037
3 month U.S. LIBOR + 0.410% 2.8352% 4/12/21 (a)(b)(c)	40,000,000	39,780,000
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.390% 2.9715% 5/4/20 (a)(b)(c)	32,743,000	32,695,194
3 month U.S. LIBOR + 0.530% 3.1115% 5/5/20 (a)(b)(c)	25,000,000	24,964,330
3 month U.S. LIBOR + 0.620% 3.1404% 10/30/19 (a)(b)(c)	25,348,000	25,397,343
3 month U.S. LIBOR + 0.630% 3.0381% 1/6/20 (a)(b)(c)	35,000,000	35,080,499
General Motors Financial Co., Inc.:
3 month U.S. LIBOR + 0.850% 3.2581% 4/9/21 (b)(c)	18,945,000	18,816,507
3 month U.S. LIBOR + 0.930% 3.3663% 4/13/20 (b)(c)	28,000,000	27,977,124
3 month U.S. LIBOR + 1.450% 4.0511% 5/9/19 (b)(c)	4,930,000	4,949,106
Volkswagen Group of America Finance LLC 3 month U.S. LIBOR + 0.770% 3.3881% 11/13/20 (a)(b)(c)	15,000,000	14,964,238
		437,026,603
CONSUMER STAPLES - 0.7%
Food Products - 0.4%
Conagra Brands, Inc. 3 month U.S. LIBOR + 0.750% 3.219% 10/22/20 (b)(c)	27,120,000	27,065,195
General Mills, Inc. 3 month U.S. LIBOR + 0.540% 2.9764% 4/16/21 (b)(c)	25,059,000	24,949,888
		52,015,083
Tobacco - 0.3%
Bat Capital Corp. 3 month U.S. LIBOR + 0.590% 3.2041% 8/14/20 (b)(c)	10,500,000	10,482,150
Philip Morris International, Inc. 3 month U.S. LIBOR + 0.420% 3.0658% 2/21/20 (b)(c)	20,428,000	20,490,147
		30,972,297

TOTAL CONSUMER STAPLES		82,987,380

ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
BP Capital Markets PLC:
3 month U.S. LIBOR + 0.540% 3.1581% 5/10/19 (b)(c)	10,161,000	10,170,007
1.768% 9/19/19	14,940,000	14,764,365
Shell International Finance BV:
3 month U.S. LIBOR + 0.350% 2.6843% 9/12/19 (b)(c)	20,000,000	20,014,440
2.125% 5/11/20	22,500,000	22,163,267
TransCanada PipeLines Ltd. 3 month U.S. LIBOR + 0.275% 2.8911% 11/15/19 (b)(c)	50,041,000	49,967,990
		117,080,069
FINANCIALS - 43.4%
Banks - 29.3%
ABN AMRO Bank NV:
3 month U.S. LIBOR + 0.410% 2.8596% 1/19/21 (a)(b)(c)	85,430,000	85,179,690
3 month U.S. LIBOR + 0.570% 3.2612% 8/27/21 (a)(b)(c)	39,300,000	39,268,167
3 month U.S. LIBOR + 0.640% 3.0846% 1/18/19 (a)(b)(c)	72,090,000	72,126,045
Bank of America Corp.:
3 month U.S. LIBOR + 0.870% 3.266% 4/1/19 (b)(c)	92,349,000	92,546,438
3 month U.S. LIBOR + 1.040% 3.4763% 1/15/19 (b)(c)	70,204,000	70,264,516
Bank of America NA 3 month U.S. LIBOR + 0.250% 2.9568% 8/28/20 (b)(c)	40,450,000	40,301,832
Bank of Montreal:
3 month U.S. LIBOR + 0.250% 2.5813% 9/11/19 (b)(c)	24,080,000	24,073,138
3 month U.S. LIBOR + 0.440% 2.7741% 6/15/20 (b)(c)	30,968,000	31,011,046
3 month U.S. LIBOR + 0.600% 2.9343% 12/12/19 (b)(c)	16,000,000	16,040,496
Bank of Nova Scotia:
3 month U.S. LIBOR + 0.290% 2.6996% 1/8/21 (b)(c)	20,050,000	20,032,768
3 month U.S. LIBOR + 0.390% 2.8263% 7/14/20 (b)(c)	13,902,000	13,881,779
3 month U.S. LIBOR + 0.620% 2.9356% 12/5/19 (b)(c)	18,495,000	18,545,701
3 month U.S. LIBOR + 0.830% 3.2663% 1/15/19 (b)(c)	19,500,000	19,514,747
Banque Federative du Credit Mutuel SA 3 month U.S. LIBOR + 0.490% 2.959% 7/20/20 (a)(b)(c)	68,890,000	68,857,622
Barclays Bank PLC:
3 month U.S. LIBOR + 0.460% 2.8804% 1/11/21 (b)(c)	109,510,000	109,198,026
3 month U.S. LIBOR + 0.550% 3.1393% 8/7/19 (b)(c)	37,000,000	37,025,672
3 month U.S. LIBOR + 0.650% 3.2393% 8/7/20 (b)(c)	32,150,000	32,113,935
BB&T Corp. 3 month U.S. LIBOR + 0.660% 3.201% 2/1/19 (b)(c)	7,159,000	7,162,493
BPCE SA 2.5% 12/10/18	47,000,000	46,998,337
Branch Banking & Trust Co. 3 month U.S. LIBOR + 0.450% 2.8863% 1/15/20 (b)(c)	30,000,000	30,014,100
Canadian Imperial Bank of Commerce 3 month U.S. LIBOR + 0.520% 2.8428% 9/6/19 (b)(c)	65,258,000	65,423,600
Citibank NA:
3 month U.S. LIBOR + 0.320% 2.861% 5/1/20 (b)(c)	35,000,000	34,896,815
3 month U.S. LIBOR + 0.340% 2.6775% 3/20/19 (b)(c)	31,620,000	31,629,170
1.85% 9/18/19	35,500,000	35,160,905
Citigroup, Inc.:
3 month U.S. LIBOR + 0.790% 3.2043% 1/10/20 (b)(c)	30,045,000	30,096,368
3 month U.S. LIBOR + 0.930% 3.2468% 6/7/19 (b)(c)	75,000,000	75,218,153
Citizens Bank NA:
3 month U.S. LIBOR + 0.540% 2.8608% 3/2/20 (b)(c)	45,000,000	44,972,605
3 month U.S. LIBOR + 0.570% 3.2593% 5/26/20 (b)(c)	17,500,000	17,494,893
Commonwealth Bank of Australia:
3 month U.S. LIBOR + 0.450% 2.7771% 3/10/20 (a)(b)(c)	25,000,000	25,030,825
3 month U.S. LIBOR + 0.640% 3.2293% 11/7/19 (a)(b)(c)	27,100,000	27,190,162
3 month U.S. LIBOR + 1.060% 3.3941% 3/15/19 (a)(b)(c)	25,678,000	25,739,775
Compass Bank 3 month U.S. LIBOR + 0.730% 3.0613% 6/11/21 (b)(c)	50,030,000	49,927,021
Credit Agricole SA:
3 month U.S. LIBOR + 0.800% 3.2363% 4/15/19 (a)(b)(c)	60,955,000	61,078,864
3 month U.S. LIBOR + 0.970% 3.2971% 6/10/20 (a)(b)(c)	600,000	604,772
Credit Suisse Group Funding Guernsey Ltd. 3 month U.S. LIBOR + 2.290% 4.7346% 4/16/21 (b)(c)	8,300,000	8,582,111
Fifth Third Bank:
3 month U.S. LIBOR + 0.440% 2.948% 7/26/21 (b)(c)	25,488,000	25,416,499
3 month U.S. LIBOR + 0.590% 2.971% 9/27/19 (b)(c)	29,000,000	29,054,316
HSBC Holdings PLC:
3 month U.S. LIBOR + 0.600% 3.24% 5/18/21 (b)(c)	75,000,000	74,565,000
3 month U.S. LIBOR + 0.650% 2.9843% 9/11/21 (b)(c)	40,250,000	39,951,136
HSBC U.S.A., Inc. 3 month U.S. LIBOR + 0.610% 3.2281% 11/13/19 (b)(c)	33,000,000	33,098,603
Huntington National Bank 3 month U.S. LIBOR + 0.510% 2.8371% 3/10/20 (b)(c)	28,473,000	28,479,862
ING Bank NV 3 month U.S. LIBOR + 1.130% 3.4964% 3/22/19 (a)(b)(c)	37,505,000	37,603,802
JP Morgan Chase Bank NA:
3 month U.S. LIBOR + 0.230% 2.5448% 9/1/20 (b)(c)	30,000,000	29,903,688
3 month U.S. LIBOR + 0.250% 2.8681% 2/13/20 (b)(c)	52,445,000	52,258,079
3 month U.S. LIBOR + 0.290% 2.831% 2/1/21 (b)(c)	30,050,000	29,917,938
3 month U.S. LIBOR + 0.340% 2.848% 4/26/21 (b)(c)	20,000,000	19,813,202
3 month U.S. LIBOR + 0.590% 2.9564% 9/23/19 (b)(c)	25,631,000	25,702,331
U.S. SOFR SEC OVRN FIN RATE INDX + 0.550% 2.79% 10/19/20 (b)(c)	30,450,000	30,310,864
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 0.630% 3.1393% 1/28/19 (b)(c)	3,500,000	3,501,635
3 month U.S. LIBOR + 0.680% 3.0008% 6/1/21 (b)(c)	25,000,000	24,992,148
3 month U.S. LIBOR + 0.955% 3.4322% 1/23/20 (b)(c)	74,869,000	75,455,617
3 month U.S. LIBOR + 1.100% 3.4168% 6/7/21 (b)(c)	19,974,000	20,150,971
Lloyds Bank PLC 3 month U.S. LIBOR + 0.490% 3.0793% 5/7/21 (b)(c)	70,272,000	69,830,742
Manufacturers & Traders Trust Co. 3 month U.S. LIBOR + 0.270% 2.7599% 1/25/21 (b)(c)	8,240,000	8,229,014
Mitsubishi UFJ Financial Group, Inc. 3 month U.S. LIBOR + 0.650% 3.158% 7/26/21 (b)(c)	32,165,000	32,214,327
Mizuho Financial Group, Inc. 3 month U.S. LIBOR + 1.480% 3.9052% 4/12/21 (a)(b)(c)	9,000,000	9,194,166
National Australia Bank Ltd. 3 month U.S. LIBOR + 0.510% 3.1869% 5/22/20 (a)(b)(c)	56,650,000	56,724,042
Nordea Bank AB 3 month U.S. LIBOR + 0.470% 3.176% 5/29/20 (a)(b)(c)	42,125,000	42,155,917
PNC Bank NA:
3 month U.S. LIBOR + 0.360% 3% 5/19/20 (b)(c)	40,430,000	40,420,748
3 month U.S. LIBOR + 0.400% 2.7168% 12/7/18 (b)(c)	30,500,000	30,500,602
Rabobank Nederland New York Branch 3 month U.S. LIBOR + 0.430% 2.938% 4/26/21 (b)(c)	47,100,000	47,023,462
Regions Bank 3 month U.S. LIBOR + 0.500% 3.1181% 8/13/21 (b)(c)	77,524,000	76,828,325
Royal Bank of Canada:
3 month U.S. LIBOR + 0.300% 2.769% 7/22/20 (b)(c)	40,200,000	40,258,620
3 month U.S. LIBOR + 0.380% 2.7008% 3/2/20 (b)(c)	35,000,000	35,029,063
3 month U.S. LIBOR + 0.450% 2.8643% 1/10/19 (b)(c)	20,000,000	20,005,044
3 month U.S. LIBOR + 0.480% 2.9893% 7/29/19 (b)(c)	20,320,000	20,349,616
Skandinaviska Enskilda Banken AB 3 month U.S. LIBOR + 0.430% 3.07% 5/17/21 (a)(b)(c)	38,150,000	38,046,003
Sumitomo Mitsui Banking Corp.:
3 month U.S. LIBOR + 0.310% 2.7546% 10/18/19 (b)(c)	20,000,000	19,981,200
3 month U.S. LIBOR + 0.350% 2.7988% 1/17/20 (b)(c)	69,355,000	69,298,596
3 month U.S. LIBOR + 0.370% 2.8064% 10/16/20 (b)(c)	10,250,000	10,238,753
3 month U.S. LIBOR + 0.540% 2.9604% 1/11/19 (b)(c)	80,000,000	80,005,270
SunTrust Bank:
3 month U.S. LIBOR + 0.500% 3.008% 10/26/21 (b)(c)	30,000,000	29,997,685
3 month U.S. LIBOR + 0.530% 3.0566% 1/31/20 (b)(c)	6,700,000	6,709,167
Svenska Handelsbanken AB:
3 month U.S. LIBOR + 0.470% 3.1593% 5/24/21 (b)(c)	30,000,000	29,990,162
3 month U.S. LIBOR + 0.490% 2.8128% 9/6/19 (b)(c)	27,635,000	27,667,880
The Toronto-Dominion Bank:
3 month U.S. LIBOR + 0.260% 2.5941% 9/17/20 (b)(c)	50,400,000	50,314,873
3 month U.S. LIBOR + 0.280% 2.6113% 6/11/20 (b)(c)	51,000,000	50,986,446
3 month U.S. LIBOR + 0.420% 2.8646% 1/18/19 (b)(c)	24,500,000	24,507,411
3 month U.S. LIBOR + 0.440% 2.8384% 7/2/19 (b)(c)	30,800,000	30,853,010
U.S. Bank NA:
3 month U.S. LIBOR + 0.250% 2.7374% 7/24/20 (b)(c)	40,000,000	39,909,200
3 month U.S. LIBOR + 0.410% 2.918% 4/26/19 (b)(c)	20,500,000	20,513,079
Wells Fargo & Co.:
3 month U.S. LIBOR + 0.460% 2.929% 4/22/19 (b)(c)	32,941,000	32,962,859
3 month U.S. LIBOR + 0.880% 3.349% 7/22/20 (b)(c)	11,411,000	11,489,726
3 month U.S. LIBOR + 1.025% 3.533% 7/26/21 (b)(c)	33,952,000	34,254,215
Wells Fargo Bank NA:
3 month U.S. LIBOR + 0.230% 2.6663% 1/15/20 (b)(c)	30,450,000	30,441,063
3 month U.S. LIBOR + 0.310% 2.7463% 1/15/21 (b)(c)	9,500,000	9,425,062
3 month U.S. LIBOR + 0.500% 2.9772% 7/23/21 (b)(c)	30,150,000	29,968,723
3 month U.S. LIBOR + 0.600% 3.2893% 5/24/19 (b)(c)	14,860,000	14,890,311
U.S. SOFR SEC OVRN FIN RATE INDX + 0.480% 2.72% 3/25/20 (b)(c)	50,750,000	50,583,082
Westpac Banking Corp. 3 month U.S. LIBOR + 0.560% 3.2% 8/19/19 (b)(c)	40,500,000	40,606,912
		3,299,782,654
Capital Markets - 5.5%
Bank of New York, New York 3 month U.S. LIBOR + 0.300% 3.0381% 12/4/20 (b)(c)	44,900,000	44,863,182
Deutsche Bank AG London Branch 3 month U.S. LIBOR + 1.450% 3.8946% 1/18/19 (b)(c)	65,235,000	65,262,164
Deutsche Bank AG New York Branch 3 month U.S. LIBOR + 0.815% 3.284% 1/22/21 (b)(c)	20,000,000	19,500,000
Morgan Stanley:
3 month U.S. LIBOR + 0.740% 3.2172% 7/23/19 (b)(c)	71,413,000	71,629,059
3 month U.S. LIBOR + 0.800% 3.4141% 2/14/20 (b)(c)	125,315,000	125,333,832
3 month U.S. LIBOR + 0.850% 3.3374% 1/24/19 (b)(c)	8,600,000	8,607,330
3 month U.S. LIBOR + 1.140% 3.6493% 1/27/20 (b)(c)	31,775,000	32,039,034
3 month U.S. LIBOR + 1.375% 3.916% 2/1/19 (b)(c)	11,123,000	11,141,190
State Street Corp. 3 month U.S. LIBOR + 0.900% 3.54% 8/18/20 (b)(c)	8,120,000	8,201,882
TD Ameritrade Holding Corp. 3 month U.S. LIBOR + 0.430% 2.971% 11/1/21 (b)(c)	39,090,000	39,078,850
UBS AG London Branch:
3 month U.S. LIBOR + 0.320% 2.6368% 12/7/18 (a)(b)(c)	46,360,000	46,355,179
3 month U.S. LIBOR + 0.320% 3.0268% 5/28/19 (a)(b)(c)	35,400,000	35,413,594
3 month U.S. LIBOR + 0.480% 2.8008% 12/1/20 (a)(b)(c)	4,500,000	4,488,543
3 month U.S. LIBOR + 0.580% 2.9071% 6/8/20 (a)(b)(c)	80,900,000	81,019,570
UBS AG Stamford Branch 3 month U.S. LIBOR + 0.640% 3.2541% 8/14/19 (b)(c)	31,221,000	31,310,838
		624,244,247
Consumer Finance - 3.6%
American Express Co. 3 month U.S. LIBOR + 0.600% 3.1924% 11/5/21 (b)(c)	20,000,000	19,967,600
American Express Credit Corp.:
3 month U.S. LIBOR + 0.330% 2.9115% 5/3/19 (b)(c)	20,000,000	20,007,169
3 month U.S. LIBOR + 0.430% 2.7508% 3/3/20 (b)(c)	35,000,000	35,079,614
3 month U.S. LIBOR + 0.550% 2.8871% 3/18/19 (b)(c)	41,713,000	41,750,050
Aviation Capital Group LLC:
3 month U.S. LIBOR + 0.670% 3.1904% 7/30/21 (a)(b)(c)	19,113,000	19,116,027
3 month U.S. LIBOR + 0.950% 3.6425% 6/1/21 (a)(b)(c)	23,048,000	23,053,474
Capital One Financial Corp. 3 month U.S. LIBOR + 0.760% 3.3781% 5/12/20 (b)(c)	26,340,000	26,417,005
Caterpillar Financial Services Corp. 3 month U.S. LIBOR + 0.510% 2.9243% 1/10/20 (b)(c)	35,000,000	35,058,762
Ford Motor Credit Co. LLC:
3 month U.S. LIBOR + 0.430% 2.9885% 11/2/20 (b)(c)	21,450,000	21,003,802
3 month U.S. LIBOR + 0.790% 3.1243% 6/12/20 (b)(c)	8,372,000	8,316,711
3 month U.S. LIBOR + 0.830% 3.4481% 8/12/19 (b)(c)	15,273,000	15,266,433
3 month U.S. LIBOR + 1.000% 3.4081% 1/9/20 (b)(c)	14,000,000	13,986,689
Toyota Motor Credit Corp.:
3 month U.S. LIBOR + 0.100% 2.5143% 1/10/20 (b)(c)	9,880,000	9,869,170
3 month U.S. LIBOR + 0.170% 2.5075% 9/18/20 (b)(c)	50,250,000	50,136,185
3 month U.S. LIBOR + 0.280% 2.7163% 4/13/21 (b)(c)	35,000,000	34,912,150
3 month U.S. LIBOR + 0.820% 3.46% 2/19/19 (b)(c)	30,000,000	30,044,437
		403,985,278
Diversified Financial Services - 0.8%
AIG Global Funding 3 month U.S. LIBOR + 0.460% 2.8326% 6/25/21 (a)(b)(c)	20,759,000	20,798,423
Berkshire Hathaway Finance Corp. 3 month U.S. LIBOR + 0.250% 2.6704% 1/11/19 (b)(c)	20,500,000	20,501,056
Halfmoon Parent, Inc. 3 month U.S. LIBOR + 0.650% 2.9841% 9/17/21 (a)(b)(c)	20,488,000	20,335,565
USAA Capital Corp. 3 month U.S. LIBOR + 0.230% 2.771% 2/1/19 (a)(b)(c)	22,860,000	22,863,682
		84,498,726
Insurance - 4.2%
AIA Group Ltd. 3 month U.S. LIBOR + 0.520% 2.8575% 9/20/21 (a)(b)(c)	24,102,000	24,106,138
Allstate Corp. 3 month U.S. LIBOR + 0.430% 2.8161% 3/29/21 (b)(c)	14,727,000	14,570,084
Jackson National Life Global Funding:
3 month U.S. LIBOR + 0.250% 2.631% 12/27/18 (a)(b)(c)	25,000,000	24,999,550
3 month U.S. LIBOR + 0.300% 2.8093% 4/27/20 (a)(b)(c)	40,750,000	40,730,366
Metropolitan Life Global Funding I:
3 month U.S. LIBOR + 0.220% 2.5588% 9/19/19 (a)(b)(c)	50,250,000	50,232,638
3 month U.S. LIBOR + 0.230% 2.6381% 1/8/21 (a)(b)(c)	40,000,000	39,837,318
3 month U.S. LIBOR + 0.400% 2.7343% 6/12/20 (a)(b)(c)	15,000,000	15,004,943
3 month U.S. LIBOR + 0.430% 2.7688% 12/19/18 (a)(b)(c)	32,000,000	32,001,553
U.S. SOFR SEC OVRN FIN RATE INDX + 0.570% 2.81% 9/7/20 (a)(b)(c)	40,750,000	40,592,695
New York Life Global Funding:
3 month U.S. LIBOR + 0.160% 2.556% 10/1/20 (a)(b)(c)	40,500,000	40,396,785
3 month U.S. LIBOR + 0.270% 2.6781% 4/9/20 (a)(b)(c)	25,000,000	24,999,666
3 month U.S. LIBOR + 0.320% 2.9124% 8/6/21 (a)(b)(c)	27,621,000	27,580,101
3 month U.S. LIBOR + 0.390% 2.8774% 10/24/19 (a)(b)(c)	30,000,000	30,051,386
Protective Life Global Funding:
3 month U.S. LIBOR + 0.370% 2.8063% 7/13/20 (a)(b)(c)	40,050,000	40,042,581
3 month U.S. LIBOR + 0.520% 2.9061% 6/28/21 (a)(b)(c)	25,100,000	25,106,342
		470,252,146

TOTAL FINANCIALS		4,882,763,051

HEALTH CARE - 1.5%
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. 3 month U.S. LIBOR + 0.875% 3.2611% 12/29/20 (b)(c)	19,384,000	19,310,392
Health Care Providers & Services - 0.9%
CVS Health Corp.:
3 month U.S. LIBOR + 0.720% 3.0471% 3/9/21 (b)(c)	20,353,000	20,364,691
2.25% 12/5/18	17,486,000	17,485,700
Express Scripts Holding Co. 3 month U.S. LIBOR + 0.750% 3.4566% 11/30/20 (b)(c)	33,725,000	33,726,526
UnitedHealth Group, Inc. 3 month U.S. LIBOR + 0.260% 2.5941% 6/15/21 (b)(c)	28,166,000	28,070,776
		99,647,693
Pharmaceuticals - 0.4%
Bayer U.S. Finance II LLC 3 month U.S. LIBOR + 0.630% 3.0026% 6/25/21 (a)(b)(c)	40,000,000	39,756,995
Roche Holdings, Inc. 2.25% 9/30/19 (a)	12,758,000	12,668,971
		52,425,966

TOTAL HEALTH CARE		171,384,051

INDUSTRIALS - 2.8%
Aerospace & Defense - 0.3%
General Dynamics Corp. 3 month U.S. LIBOR + 0.290% 2.9081% 5/11/20 (b)(c)	27,351,000	27,389,149
Machinery - 2.5%
Caterpillar Financial Services Corp.:
3 month U.S. LIBOR + 0.130% 2.836% 11/29/19 (b)(c)	16,000,000	15,988,667
3 month U.S. LIBOR + 0.180% 2.5028% 12/6/18 (b)(c)	20,000,000	19,999,942
3 month U.S. LIBOR + 0.180% 2.7961% 5/15/20 (b)(c)	50,600,000	50,484,091
3 month U.S. LIBOR + 0.230% 2.5641% 3/15/21 (b)(c)	20,000,000	19,977,142
John Deere Capital Corp.:
3 month U.S. LIBOR + 0.160% 2.5681% 1/8/21 (b)(c)	32,620,000	32,553,343
3 month U.S. LIBOR + 0.170% 2.5952% 10/9/20 (b)(c)	25,000,000	24,964,024
3 month U.S. LIBOR + 0.180% 2.5881% 1/7/20 (b)(c)	40,000,000	39,978,744
3 month U.S. LIBOR + 0.240% 2.5743% 3/12/21 (b)(c)	40,000,000	39,965,744
3 month U.S. LIBOR + 0.260% 2.5871% 9/10/21 (b)(c)	20,000,000	19,958,745
3 month U.S. LIBOR + 0.570% 2.9781% 1/8/19 (b)(c)	21,500,000	21,511,248
		285,381,690

TOTAL INDUSTRIALS		312,770,839

INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA 3 month U.S. LIBOR + 0.450% 3.1881% 6/5/20 (b)(c)	22,200,000	22,191,342
IT Services - 0.3%
IBM Credit LLC 3 month U.S. LIBOR + 0.470% 3.1766% 11/30/20(b)(c)	32,400,000	32,412,517

TOTAL INFORMATION TECHNOLOGY		54,603,859

UTILITIES - 1.3%
Electric Utilities - 0.0%
Mississippi Power Co. 3 month U.S. LIBOR + 0.650% 3.031% 3/27/20 (b)(c)	5,047,000	5,047,353
Gas Utilities - 0.5%
WGL Holdings, Inc.:
3 month U.S. LIBOR + 0.400% 3.106% 11/29/19 (b)(c)	26,271,000	26,262,477
3 month U.S. LIBOR + 0.550% 2.8843% 3/12/20 (b)(c)	34,207,000	34,094,640
		60,357,117
Multi-Utilities - 0.8%
Consolidated Edison Co. of New York, Inc. 3 month U.S. LIBOR + 0.400% 2.7726% 6/25/21 (b)(c)	30,250,000	30,230,183
Dominion Resources, Inc.:
3 month U.S. LIBOR + 0.550% 2.8708% 6/1/19 (a)(b)(c)	15,000,000	15,014,298
1.875% 1/15/19	1,830,000	1,827,200
Sempra Energy 3 month U.S. LIBOR + 0.250% 2.6863% 7/15/19 (b)(c)	38,875,000	38,814,687
		85,886,368

TOTAL UTILITIES		151,290,838

TOTAL NONCONVERTIBLE BONDS
(Cost $6,373,744,231)		6,363,940,952

U.S. Treasury Obligations - 2.3%
U.S. Treasury Notes:
U.S. TREASURY 3 MONTH BILL + 0.140% 2.5243% 1/31/19 (b)(c)	$70,050,000	$70,075,052
0.875% 6/15/19	112,000,000	110,998,125
1.875% 12/31/19	78,148,000	77,412,310
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $259,341,918)		258,485,487

Bank Notes - 0.1%
Goldman Sachs Bank U.S.A. 3.2% 6/5/20
(Cost $9,151,393)	9,153,000	9,132,084
TOTAL BANK NOTES
(Cost $9,151,393)		9,132,084

Certificates of Deposit - 15.0%
Bank of Montreal Chicago CD Program yankee 1 month U.S. LIBOR + 0.150% 2.4644% 3/12/19 (b)(c)	39,500,000	39,501,146
Bank of Nova Scotia yankee U.S. SOFR SEC OVRN FIN RATE INDX + 0.430% 2.67% 5/16/19 (b)(c)	49,000,000	48,988,936
Barclays Bank PLC yankee 2.69% 2/15/19	64,000,000	64,011,558
Credit Suisse AG yankee:
3 month U.S. LIBOR + 0.170% 2.566% 10/1/19 (b)(c)	48,250,000	48,241,846
3 month U.S. LIBOR + 0.340% 2.7481% 4/9/19 (b)(c)	50,000,000	50,039,560
Mitsubishi UFJ Trust & Banking Corp. yankee:
1 month U.S. LIBOR + 0.180% 2.4825% 3/18/19 (b)(c)	48,250,000	48,253,040
1 month U.S. LIBOR + 0.180% 2.496% 3/7/19 (b)(c)	49,750,000	49,757,413
1 month U.S. LIBOR + 0.230% 2.5444% 1/11/19 (b)(c)	39,700,000	39,711,354
1 month U.S. LIBOR + 0.300% 2.6066% 1/14/19 (b)(c)	29,700,000	29,711,197
1 month U.S. LIBOR + 0.300% 2.6153% 1/9/19 (b)(c)	24,750,000	24,758,811
2.7% 2/27/19	21,000,000	20,997,463
2.7% 3/1/19	31,000,000	30,995,471
Mizuho Corporate Bank Ltd. yankee:
1 month U.S. LIBOR + 0.180% 2.4944% 2/13/19 (b)(c)	29,500,000	29,501,210
1 month U.S. LIBOR + 0.190% 2.4925% 3/19/19 (b)(c)	38,250,000	38,253,175
1 month U.S. LIBOR + 0.260% 2.5736% 12/3/18 (b)(c)	40,000,000	40,001,160
1 month U.S. LIBOR + 0.310% 2.6319% 5/28/19 (b)(c)	50,000,000	49,994,300
3 month U.S. LIBOR + 0.150% 2.619% 4/23/19 (b)(c)	28,750,000	28,748,680
Natixis SA yankee:
1 month U.S. LIBOR + 0.190% 2.5044% 2/11/19 (b)(c)	49,500,000	49,512,474
1 month U.S. LIBOR + 0.370% 2.6766% 2/14/19 (b)(c)	30,000,000	30,018,630
3 month U.S. LIBOR + 0.190% 2.731% 2/1/19 (b)(c)	40,000,000	40,009,304
Nordea Bank Finland PLC yankee 1 month U.S. LIBOR + 0.170% 2.4844% 6/13/19 (b)(c)	47,750,000	47,726,794
Royal Bank of Canada yankee:
1 month U.S. LIBOR + 0.150% 2.4525% 3/18/19 (b)(c)	14,000,000	13,999,636
1 month U.S. LIBOR + 0.150% 2.4525% 3/19/19 (b)(c)	40,000,000	39,998,520
1 month U.S. LIBOR + 0.150% 2.4644% 3/13/19 (b)(c)	16,000,000	16,000,336
1 month U.S. LIBOR + 0.190% 2.4732% 6/12/19 (b)(c)	42,750,000	42,725,547
Skandinaviska Enskila Banken AB yankee:
1 month U.S. LIBOR + 0.120% 2.4379% 3/6/19 (b)(c)	49,500,000	49,499,703
1 month U.S. LIBOR + 0.200% 2.5179% 12/6/18 (b)(c)	30,000,000	30,001,440
Sumitomo Mitsui Banking Corp. yankee:
1 month U.S. LIBOR + 0.160% 2.4744% 3/11/19 (b)(c)	59,750,000	59,745,101
1 month U.S. LIBOR + 0.180% 2.4936% 3/5/19 (b)(c)	49,750,000	49,750,498
1 month U.S. LIBOR + 0.240% 2.5544% 1/11/19 (b)(c)	39,700,000	39,710,600
Sumitomo Mitsui Trust Bank Ltd. yankee:
1 month U.S. LIBOR + 0.150% 2.4566% 1/14/19 (b)(c)	45,000,000	45,006,885
1 month U.S. LIBOR + 0.150% 2.4649% 1/25/19 (b)(c)	40,000,000	40,005,240
1 month U.S. LIBOR + 0.170% 2.4844% 2/13/19 (b)(c)	47,750,000	47,754,918
1 month U.S. LIBOR + 0.180% 2.4944% 2/13/19 (b)(c)	49,500,000	49,507,178
3 month U.S. LIBOR + 0.150% 2.619% 4/23/19 (b)(c)	48,750,000	48,748,250
Svenska Handelsbanken AB yankee:
1 month U.S. LIBOR + 0.150% 2.4636% 4/5/19 (b)(c)	49,600,000	49,592,808
1 month U.S. LIBOR + 0.170% 2.4709% 5/20/19 (b)(c)	39,750,000	39,730,205
1 month U.S. LIBOR + 0.300% 2.6025% 8/19/19 (b)(c)	39,750,000	39,742,726
Toronto-Dominion Bank yankee 1 month U.S. LIBOR + 0.140% 2.4536% 3/5/19 (b)(c)	49,600,000	49,602,728
Wells Fargo Bank NA:
1 month U.S. LIBOR + 0.400% 2.7065% 12/16/19 (b)(c)	40,000,000	39,999,972
3 month U.S. LIBOR + 0.190% 2.7715% 5/3/19 (b)(c)	50,000,000	50,007,980
TOTAL CERTIFICATES OF DEPOSIT
(Cost $1,689,835,757)		1,689,863,793

Commercial Paper - 16.2%
American Electric Power Co., Inc.:
2.53% 12/5/18	12,000,000	11,995,958
2.54% 12/3/18	15,000,000	14,996,988
2.55% 12/4/18	4,000,000	3,998,925
2.55% 12/6/18	12,000,000	11,995,134
2.56% 12/11/18	5,000,000	4,996,227
Atlantic Asset Securitization Corp. 1 month U.S. LIBOR + 0.300% 2.5967% 5/2/19 (b)(c)	30,500,000	30,508,723
Bank of Nova Scotia:
1 month U.S. LIBOR + 0.150% 2.4649% 3/25/19 (b)(c)	30,000,000	29,997,390
2.4769% 5/2/19 (b)(c)	25,000,000	24,994,500
Barclays Bank PLC/Barclays U.S. CCP Funding LLC yankee 2.5% 1/9/19 (a)	15,000,000	14,958,450
Bell Canada yankee:
2.5% 12/3/18	8,000,000	7,998,330
2.54% 12/10/18	8,000,000	7,994,375
2.54% 12/13/18	18,750,000	18,732,789
2.57% 1/4/19	19,000,000	18,951,694
2.65% 1/25/19	17,000,000	16,929,181
2.68% 1/7/19	26,500,000	26,426,600
2.68% 1/7/19	21,725,000	21,664,826
2.71% 2/4/19	26,000,000	25,870,442
2.8% 2/5/19	11,500,000	11,441,720
2.81% 2/4/19	6,000,000	5,970,102
2.82% 2/21/19	40,000,000	39,742,056
BPCE SA yankee 2.65% 2/6/19	29,750,000	29,610,077
Canadian Imperial Bank of Commerce:
1 month U.S. LIBOR + 0.150% 2.4525% 3/18/19 (b)(c)	51,500,000	51,498,661
3 month U.S. LIBOR + 0.120% 2.5563% 1/14/19 (b)(c)	20,000,000	20,001,794
Catholic Health Initiatives 3% 12/21/18	14,500,000	14,480,377
Dominion Resources, Inc.:
2.52% 12/4/18	5,000,000	4,998,657
2.54% 12/10/18	19,500,000	19,486,658
2.54% 12/13/18	12,000,000	11,989,231
2.55% 12/11/18	6,000,000	5,995,472
Duke Energy Corp.:
2.38% 12/3/18	15,500,000	15,496,916
2.41% 12/5/18	6,150,000	6,147,929
2.41% 12/6/18	6,000,000	5,997,588
2.65% 1/9/19	33,500,000	33,402,368
2.65% 1/10/19	33,450,000	33,349,961
ERP Operating LP:
2.75% 1/22/19	13,000,000	12,948,498
2.75% 1/25/19	4,000,000	3,983,125
Gotham Funding Corp. yankee 2.29% 12/6/18 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)	29,750,000	29,738,760
HSBC Bank PLC 3 month U.S. LIBOR + 0.230% 2.6443% 4/10/19 (b)(c)	50,000,000	50,015,395
ING U.S. Funding LLC:
1 month U.S. LIBOR + 0.180% 2.4936% 6/3/19 (b)(c)	39,600,000	39,569,666
1 month U.S. LIBOR + 0.300% 2.6136% 3/4/19 (b)(c)	39,750,000	39,768,961
J.P. Morgan Securities, LLC 1 month U.S. LIBOR + 0.160% 2.4244% 3/11/19 (b)(c)	40,000,000	39,999,720
Landesbank Baden-Wurttemberg yankee 2.7% 1/2/19	50,000,000	49,892,750
Natexis Banques Populaires New York Branch 1 month U.S. LIBOR + 0.170% 2.4725% 3/18/19 (b)(c)	48,250,000	48,251,689
National Bank of Canada 1 month U.S. LIBOR + 0.150% 2.4636% 4/4/19 (b)(c)	24,750,000	24,746,560
NBCUniversal Enterprise, Inc.:
2.5% 12/3/18 (a)	7,250,000	7,248,544
2.51% 12/13/18 (a)	31,000,000	30,972,181
2.51% 12/13/18 (a)	9,000,000	8,991,923
Ontario Teachers' Finance Trust 1 month U.S. LIBOR + 0.250% 2.5555% 5/22/19 (b)(c)	49,750,000	49,750,100
PSP Capital, Inc. 1 month U.S. LIBOR + 0.160% 2.476% 12/7/18 (a)(b)(c)	50,000,000	50,002,350
Rogers Communications, Inc. yankee:
2.62% 12/28/18	17,000,000	16,965,833
2.67% 1/9/19	26,000,000	25,924,226
2.7% 1/10/19	13,000,000	12,961,121
Sempra Global:
2.5% 12/10/18	30,000,000	29,979,474
2.51% 12/5/18	8,000,000	7,997,306
2.51% 12/6/18	3,500,000	3,498,581
2.51% 12/6/18	9,200,000	9,196,269
2.55% 12/12/18	10,500,000	10,491,327
2.64% 1/2/19	6,000,000	5,985,662
2.7% 1/17/19	16,000,000	15,943,339
Suncor Energy, Inc. yankee:
2.5% 12/3/18	14,750,000	14,747,038
2.55% 12/17/18	18,050,000	18,028,605
2.61% 1/7/19	12,000,000	11,966,826
2.61% 1/7/19	3,000,000	2,991,707
2.61% 1/10/19	25,125,000	25,049,859
2.74% 1/30/19	13,000,000	12,939,534
2.76% 1/30/19	35,000,000	34,837,208
2.85% 2/12/19	7,500,000	7,456,757
2.85% 2/12/19	19,390,000	19,278,201
2.87% 2/19/19	16,500,000	16,394,639
2.9% 2/19/19	29,750,000	29,560,031
2.95% 2/26/19	13,500,000	13,405,257
2.95% 2/27/19	20,000,000	19,857,848
The Toronto-Dominion Bank:
1 month U.S. LIBOR + 0.150% 2.4503% 3/21/19 (b)(c)	33,250,000	33,248,138
3 month U.S. LIBOR + 0.150% 2.7511% 5/9/19 (b)(c)	48,750,000	48,749,727
3 month U.S. LIBOR + 0.170% 2.678% 7/26/19 (b)(c)	49,000,000	48,993,831
TransCanada PipeLines Ltd.:
2.55% 12/7/18	29,750,000	29,735,885
2.64% 1/3/19	30,000,000	29,926,077
2.67% 1/8/19	39,750,000	39,637,134
UBS AG London Branch:
1 month U.S. LIBOR + 0.180% 2.4825% 3/18/19 (b)(c)	33,250,000	33,252,095
1 month U.S. LIBOR + 0.420% 2.7646% 5/31/19 (b)(c)	30,000,000	30,020,640
3 month U.S. LIBOR + 0.320% 2.7184% 4/2/19 (b)(c)	50,000,000	50,032,470
3 month U.S. LIBOR + 0.330% 2.7381% 4/9/19 (b)(c)	30,000,000	30,045,120
TOTAL COMMERCIAL PAPER
(Cost $1,827,512,529)		1,827,598,086

Master Notes - 1.2%
Toyota Motor Credit Corp. 1 week U.S. LIBOR + 0.350% 2.5849% 5/31/19 (b)(c)
(Cost $139,999,998)	140,000,000	139,999,998
TOTAL MASTER NOTES
(Cost $139,999,998)		139,999,998
	Shares	Value

Money Market Funds - 7.4%
Fidelity Cash Central Fund, 2.27% (d)
(Cost $832,295,512)	832,155,915	832,322,347
	Maturity Amount	Value

Repurchase Agreements - 1.8%
With:
Mizuho Securities U.S.A., Inc. at:
3.02%, dated:
8/6/18 due 2/1/19 (Collateralized by Mortgage Loan Obligations valued at $37,448,434, 4.31% - 7.03%, 6/15/35 - 2/15/51)	33,495,532	33,000,000
8/27/18 due 2/22/19 (Collateralized by Mortgage Loan Obligations valued at $76,176,147, 5.54%, 7/8/33)	66,686,559	65,699,402
3.09%, dated 9/24/18 due 3/22/19 (Collateralized by Mortgage Loan Obligations valued at $43,494,013, 5.54% - 7.03%, 7/8/33 - 2/15/51)	40,309,957	39,700,000
Morgan Stanley & Co., Inc. at:
2.94%, dated 9/12/18 due 12/11/18 (Collateralized by U.S. Government Obligations valued at $25,917,431, 0.25% - 9.00%, 12/20/18 - 7/20/48)(b)(c)(e)	25,183,750	25,000,000
3.02%, dated 11/7/18 due 2/5/19 (Collateralized by Equity Securities valued at $36,529,318)(b)(c)(e)	34,004,813	33,750,203
TOTAL REPURCHASE AGREEMENTS
(Cost $197,150,000)		197,149,605
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $11,329,031,338)		11,318,492,352
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(55,686,104)
NET ASSETS - 100%		$11,262,806,248

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,760,762,454 or 15.6% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) The maturity amount is based on the rate at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,199,702
Total	$4,199,702

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$6,363,940,952	$--	$6,363,940,952	$--
U.S. Government and Government Agency Obligations	258,485,487	--	258,485,487	--
Bank Notes	9,132,084	--	9,132,084	--
Certificates of Deposit	1,689,863,793	--	1,689,863,793	--
Commercial Paper	1,827,598,086	--	1,827,598,086	--
Master Notes	139,999,998	--	139,999,998	--
Money Market Funds	832,322,347	832,322,347	--	--
Repurchase Agreements	197,149,605	--	197,149,605	--
Total Investments in Securities:	$11,318,492,352	$832,322,347	$10,486,170,005	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, U.S. government and government agency obligations, commercial paper, certificates of deposit and master notes are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Short-Term Credit Fund

November 30, 2018

SS1-QTLY-0119
1.9863242.103

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 65.2%
	Principal Amount	Value
COMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 1.9%
AT&T, Inc. 2.45% 6/30/20	$18,830,000	$18,556,313
BellSouth Corp. 4.333% 4/26/19 (a)(b)	4,000,000	4,021,120
Verizon Communications, Inc.:
1.75% 8/15/21	4,822,000	4,614,264
2.946% 3/15/22	3,294,000	3,227,305
3.125% 3/16/22	5,000,000	4,932,423
		35,351,425
Entertainment - 0.6%
NBCUniversal, Inc. 5.15% 4/30/20	5,500,000	5,637,969
Time Warner, Inc. 4.75% 3/29/21	2,057,000	2,106,096
Walt Disney Co. 2.3% 2/12/21	4,000,000	3,921,255
		11,665,320
Media - 2.5%
21st Century Fox America, Inc. 4.5% 2/15/21	9,320,000	9,511,089
CBS Corp. 2.3% 8/15/19	3,730,000	3,705,641
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.579% 7/23/20	5,900,000	5,878,186
4.464% 7/23/22	7,000,000	7,011,186
Comcast Corp.:
3.3% 10/1/20	5,150,000	5,149,659
3.45% 10/1/21	5,150,000	5,155,811
5.15% 3/1/20	5,000,000	5,115,020
Discovery Communications LLC 3 month U.S. LIBOR + 0.710% 3.0475% 9/20/19 (b)(c)	3,630,000	3,635,272
		45,161,864

TOTAL COMMUNICATION SERVICES		92,178,609

CONSUMER DISCRETIONARY - 4.1%
Automobiles - 3.5%
American Honda Finance Corp.:
2% 2/14/20	500,000	493,090
2.65% 2/12/21	7,000,000	6,900,060
BMW U.S. Capital LLC 2.15% 4/6/20 (a)	8,122,000	8,006,785
Daimler Finance North America LLC:
1.5% 7/5/19 (a)	2,300,000	2,277,629
2.2% 5/5/20 (a)	5,350,000	5,256,010
2.25% 3/2/20 (a)	3,200,000	3,151,593
2.3% 1/6/20 (a)	4,700,000	4,639,254
2.3% 2/12/21 (a)	4,350,000	4,218,840
2.45% 5/18/20 (a)	2,200,000	2,165,496
3.35% 5/4/21 (a)	5,000,000	4,937,975
General Motors Financial Co., Inc.:
2.35% 10/4/19	4,400,000	4,367,134
2.45% 11/6/20	5,400,000	5,247,903
2.65% 4/13/20	3,293,000	3,250,655
4.2% 11/6/21	10,000,000	9,935,900
		64,848,324
Diversified Consumer Services - 0.2%
Ingersoll-Rand Global Holding Co. Ltd. 2.9% 2/21/21	3,578,000	3,536,545
Household Durables - 0.2%
D.R. Horton, Inc. 2.55% 12/1/20	3,012,000	2,930,885
Specialty Retail - 0.2%
AutoZone, Inc. 2.5% 4/15/21	4,570,000	4,451,429

TOTAL CONSUMER DISCRETIONARY		75,767,183

CONSUMER STAPLES - 3.0%
Beverages - 0.7%
Anheuser-Busch InBev Finance, Inc. 2.65% 2/1/21 (d)	2,613,000	2,560,451
Constellation Brands, Inc. 3 month U.S. LIBOR + 0.700% 3.2093% 11/15/21 (b)(c)	5,125,000	5,090,195
Diageo Capital PLC 3% 5/18/20	5,500,000	5,487,345
		13,137,991
Food & Staples Retailing - 0.5%
Alimentation Couche-Tard, Inc. 2.35% 12/13/19 (a)	8,750,000	8,653,107
Food Products - 0.9%
Conagra Brands, Inc. 3.8% 10/22/21	4,115,000	4,106,342
General Mills, Inc.:
3 month U.S. LIBOR + 0.540% 2.9764% 4/16/21 (b)(c)	5,000,000	4,978,229
3.2% 4/16/21	834,000	826,079
Tyson Foods, Inc.:
3 month U.S. LIBOR + 0.450% 3.1566% 5/30/19 (b)(c)	4,137,000	4,137,399
2.65% 8/15/19	3,150,000	3,133,052
		17,181,101
Tobacco - 0.9%
Bat Capital Corp. 2.297% 8/14/20	10,400,000	10,117,110
BAT International Finance PLC 2.75% 6/15/20 (a)	5,000,000	4,910,579
Reynolds American, Inc. 3.25% 6/12/20	2,489,000	2,467,213
		17,494,902

TOTAL CONSUMER STAPLES		56,467,101

ENERGY - 5.2%
Oil, Gas & Consumable Fuels - 5.2%
Anadarko Petroleum Corp. 4.85% 3/15/21	509,000	519,529
BP Capital Markets PLC:
1.768% 9/19/19	4,579,000	4,525,169
2.315% 2/13/20	3,962,000	3,920,716
Cenovus Energy, Inc. 3% 8/15/22	3,677,000	3,462,120
DCP Midstream Operating LP 2.7% 4/1/19	238,000	236,810
Devon Energy Corp. 3.25% 5/15/22	5,000,000	4,828,632
Energy Transfer Partners LP:
3.6% 2/1/23	2,641,000	2,548,252
4.2% 9/15/23	1,337,000	1,310,080
Enterprise Products Operating LP:
2.55% 10/15/19	6,011,000	5,967,721
2.8% 2/15/21	1,688,000	1,656,615
EOG Resources, Inc. 2.45% 4/1/20	5,467,000	5,395,199
EQT Corp. 2.5% 10/1/20	2,054,000	1,996,152
Kinder Morgan Energy Partners LP 2.65% 2/1/19	18,000	17,968
Kinder Morgan, Inc. 3.05% 12/1/19	5,497,000	5,456,964
MPLX LP:
3.375% 3/15/23	3,922,000	3,764,357
4.5% 7/15/23	795,000	798,300
Petroleos Mexicanos 5.375% 3/13/22	14,500,000	14,180,420
Phillips 66 Co. 3 month U.S. LIBOR + 0.600% 3.2893% 2/26/21 (b)(c)	4,543,000	4,532,970
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	3,885,000	3,773,928
Schlumberger Investment SA 3.3% 9/14/21 (a)	5,000,000	4,985,529
Sunoco Logistics Partner Operations LP 5.5% 2/15/20	3,476,000	3,541,570
TransCanada PipeLines Ltd. 2.125% 11/15/19	4,510,000	4,457,905
Western Gas Partners LP 5.375% 6/1/21	4,400,000	4,513,218
Williams Partners LP 3.6% 3/15/22	9,400,000	9,229,170
		95,619,294
FINANCIALS - 29.2%
Banks - 14.2%
ABN AMRO Bank NV:
3 month U.S. LIBOR + 0.410% 2.8596% 1/19/21 (a)(b)(c)	5,000,000	4,985,350
3.4% 8/27/21 (a)	6,991,000	6,934,974
Bank of America Corp.:
2.25% 4/21/20	1,860,000	1,832,120
2.625% 10/19/20	13,000,000	12,797,980
Bank of Montreal 2.1% 12/12/19	3,000,000	2,967,619
Banque Federative du Credit Mutuel SA 3 month U.S. LIBOR + 0.490% 2.959% 7/20/20 (a)(b)(c)	5,500,000	5,497,415
Barclays Bank PLC 2.65% 1/11/21	7,900,000	7,688,560
Barclays PLC 2.75% 11/8/19	5,000,000	4,948,890
Capital One NA 2.35% 1/31/20	4,300,000	4,247,266
Citigroup, Inc.:
2.05% 6/7/19	8,500,000	8,453,231
2.4% 2/18/20	3,174,000	3,137,684
2.5% 7/29/19	10,363,000	10,317,346
2.75% 4/25/22	7,300,000	7,021,066
3.142% 1/24/23 (b)	10,000,000	9,763,928
Citizens Bank NA:
2.25% 3/2/20	4,850,000	4,778,517
2.45% 12/4/19	1,855,000	1,838,978
2.55% 5/13/21	2,684,000	2,609,809
Compass Bank 3.5% 6/11/21	3,301,000	3,256,258
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	15,000,000	14,874,296
Danske Bank A/S 3.875% 9/12/23 (a)	2,500,000	2,389,266
Fifth Third Bancorp 2.875% 7/27/20	2,389,000	2,367,334
HSBC Holdings PLC 3 month U.S. LIBOR + 0.600% 3.24% 5/18/21 (b)(c)	7,000,000	6,959,400
Huntington National Bank 3.25% 5/14/21	5,000,000	4,959,499
ING Bank NV 2.7% 8/17/20 (a)	1,228,000	1,211,548
ING Groep NV 3.15% 3/29/22	8,650,000	8,410,789
JPMorgan Chase & Co.:
2.55% 10/29/20	33,000,000	32,413,143
3.514% 6/18/22 (b)	10,500,000	10,460,118
Lloyds Bank PLC 3 month U.S. LIBOR + 0.490% 3.0793% 5/7/21 (b)(c)	5,000,000	4,968,604
Mitsubishi UFJ Financial Group, Inc.:
2.95% 3/1/21	1,748,000	1,724,998
3.535% 7/26/21	5,000,000	4,997,635
Mizuho Bank Ltd. 2.4% 3/26/20 (a)	6,700,000	6,617,170
Regions Bank 2.75% 4/1/21	4,346,000	4,250,357
Regions Financial Corp. 2.75% 8/14/22	4,268,000	4,095,369
Royal Bank of Canada:
2.15% 10/26/20	5,350,000	5,234,193
3.2% 4/30/21	5,500,000	5,478,936
Santander Holdings U.S.A., Inc. 4.45% 12/3/21	4,000,000	4,007,346
Sumitomo Mitsui Banking Corp. 2.514% 1/17/20	5,900,000	5,847,281
SunTrust Bank 2.25% 1/31/20	6,800,000	6,727,902
The Toronto-Dominion Bank 2.5% 12/14/20	3,598,000	3,545,363
Wells Fargo Bank NA 3.325% 7/23/21 (b)	10,000,000	9,947,513
Westpac Banking Corp.:
2.15% 3/6/20	2,250,000	2,218,910
4.875% 11/19/19	2,000,000	2,031,396
ZB, National Association 3.5% 8/27/21	4,421,000	4,402,081
		263,217,438
Capital Markets - 5.3%
Cboe Global Markets, Inc. 1.95% 6/28/19	4,227,000	4,197,699
Deutsche Bank AG 2.7% 7/13/20	12,011,000	11,680,210
Deutsche Bank AG London Branch:
2.5% 2/13/19	4,500,000	4,485,250
2.85% 5/10/19	5,630,000	5,596,216
Goldman Sachs Group, Inc.:
1.95% 7/23/19	5,250,000	5,211,128
2% 4/25/19	8,500,000	8,462,986
2.55% 10/23/19	180,000	178,761
IntercontinentalExchange, Inc. 2.75% 12/1/20	2,754,000	2,720,807
Moody's Corp.:
2.75% 12/15/21	579,000	562,530
3.25% 6/7/21	2,377,000	2,355,262
5.5% 9/1/20	5,734,000	5,916,187
Morgan Stanley:
2.625% 11/17/21	19,750,000	19,094,648
2.65% 1/27/20	15,750,000	15,619,397
S&P Global, Inc. 3.3% 8/14/20	2,495,000	2,491,144
UBS AG London Branch 2.2% 6/8/20 (a)	8,500,000	8,336,205
UBS AG Stamford Branch 2.375% 8/14/19	500,000	497,049
		97,405,479
Consumer Finance - 4.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.125% 7/3/23	1,689,000	1,655,397
American Express Credit Corp.:
2.2% 3/3/20	4,500,000	4,436,384
2.25% 5/5/21	5,500,000	5,331,403
2.6% 9/14/20	6,000,000	5,917,785
Aviation Capital Group LLC:
3 month U.S. LIBOR + 0.670% 3.1904% 7/30/21 (a)(b)(c)	4,005,000	4,005,634
3 month U.S. LIBOR + 0.950% 3.6425% 6/1/21 (a)(b)(c)	3,939,000	3,939,936
Capital One Financial Corp. 2.5% 5/12/20	9,500,000	9,359,177
Caterpillar Financial Services Corp. 2.1% 1/10/20	3,217,000	3,180,997
Ford Motor Credit Co. LLC:
1.897% 8/12/19	2,250,000	2,219,756
2.262% 3/28/19	6,400,000	6,379,536
2.343% 11/2/20	2,500,000	2,398,524
2.425% 6/12/20	16,500,000	15,992,600
2.597% 11/4/19	2,500,000	2,470,193
3.336% 3/18/21	8,500,000	8,212,583
4.14% 2/15/23	2,500,000	2,369,413
Hyundai Capital America 2% 7/1/19 (a)	4,500,000	4,465,899
Synchrony Financial 3% 8/15/19	2,216,000	2,200,325
		84,535,542
Diversified Financial Services - 2.1%
AIG Global Funding:
2.15% 7/2/20 (a)	5,496,000	5,388,803
3.35% 6/25/21 (a)	5,000,000	4,978,384
AXA Equitable Holdings, Inc. 3.9% 4/20/23 (a)	417,000	408,831
Brixmor Operating Partnership LP 3.875% 8/15/22	5,111,000	5,069,297
GE Capital International Funding Co. 2.342% 11/15/20	10,500,000	9,980,775
Halfmoon Parent, Inc.:
3 month U.S. LIBOR + 0.350% 2.6841% 3/17/20 (a)(b)(c)	3,000,000	2,990,012
3 month U.S. LIBOR + 0.650% 2.9841% 9/17/21 (a)(b)(c)	2,500,000	2,481,400
3.2% 9/17/20 (a)	3,000,000	2,976,541
USAA Capital Corp. 3% 7/1/20 (a)	5,500,000	5,474,781
		39,748,824
Insurance - 3.0%
ACE INA Holdings, Inc. 2.3% 11/3/20	1,161,000	1,138,295
AIA Group Ltd.:
3 month U.S. LIBOR + 0.520% 2.8575% 9/20/21 (a)(b)(c)	4,799,000	4,799,824
2.25% 3/11/19 (a)	5,700,000	5,681,359
Aon Corp. 5% 9/30/20	1,708,000	1,750,860
Hartford Financial Services Group, Inc. 5.5% 3/30/20	2,698,000	2,768,829
Marsh & McLennan Companies, Inc.:
2.35% 3/6/20	5,316,000	5,248,735
2.75% 1/30/22	2,497,000	2,426,351
Metropolitan Life Global Funding I:
1.55% 9/13/19 (a)	5,600,000	5,534,931
2.05% 6/12/20 (a)	5,500,000	5,394,410
New York Life Global Funding 1.5% 10/24/19 (a)	5,000,000	4,925,524
Principal Life Global Funding II 2.2% 4/8/20 (a)	6,210,000	6,116,878
Protective Life Global Funding 2.161% 9/25/20 (a)	5,500,000	5,371,374
Unum Group 5.625% 9/15/20	4,624,000	4,774,227
		55,931,597

TOTAL FINANCIALS		540,838,880

HEALTH CARE - 7.3%
Biotechnology - 0.4%
AbbVie, Inc. 2.5% 5/14/20	8,336,000	8,213,345
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories:
2.8% 9/15/20	4,518,000	4,460,159
2.9% 11/30/21	3,620,000	3,536,457
Becton, Dickinson & Co.:
3 month U.S. LIBOR + 0.875% 3.2611% 12/29/20 (b)(c)	5,523,000	5,502,027
2.404% 6/5/20	11,000,000	10,796,403
Zimmer Biomet Holdings, Inc. 3 month U.S. LIBOR + 0.750% 3.0888% 3/19/21 (b)(c)	3,401,000	3,389,743
		27,684,789
Health Care Providers & Services - 2.2%
CVS Health Corp.:
3 month U.S. LIBOR + 0.720% 3.0471% 3/9/21 (b)(c)	5,000,000	5,002,872
2.8% 7/20/20	5,200,000	5,130,795
3.35% 3/9/21	6,614,000	6,551,957
3.7% 3/9/23	5,000,000	4,920,411
Elanco Animal Health, Inc. 3.912% 8/27/21 (a)	2,489,000	2,487,437
Express Scripts Holding Co.:
2.6% 11/30/20	991,000	970,795
4.75% 11/15/21	1,759,000	1,803,430
Halfmoon Parent, Inc. 3.4% 9/17/21 (a)	3,693,000	3,661,370
Humana, Inc. 2.5% 12/15/20	2,920,000	2,854,248
UnitedHealth Group, Inc. 3.35% 7/15/22	4,000,000	3,978,887
WellPoint, Inc. 3.125% 5/15/22	4,400,000	4,311,106
		41,673,308
Pharmaceuticals - 3.2%
Actavis Funding SCS:
3% 3/12/20	10,916,000	10,845,919
3.45% 3/15/22	5,500,000	5,379,400
Bayer U.S. Finance II LLC 3.5% 6/25/21 (a)	5,500,000	5,444,248
GlaxoSmithKline Capital PLC 3.125% 5/14/21	5,000,000	4,973,728
Mylan NV:
2.5% 6/7/19	4,297,000	4,272,098
3.15% 6/15/21	2,200,000	2,147,998
Roche Holdings, Inc. 2.25% 9/30/19 (a)	7,750,000	7,695,918
Shire Acquisitions Investments Ireland DAC:
1.9% 9/23/19	11,000,000	10,830,777
2.4% 9/23/21	2,324,000	2,227,874
Teva Pharmaceutical Finance Netherlands III BV:
1.7% 7/19/19	1,374,000	1,355,184
2.2% 7/21/21	3,250,000	3,017,665
Zoetis, Inc. 3.45% 11/13/20	484,000	484,005
		58,674,814

TOTAL HEALTH CARE		136,246,256

INDUSTRIALS - 3.4%
Aerospace & Defense - 1.2%
General Dynamics Corp. 3% 5/11/21	9,000,000	8,949,428
Northrop Grumman Corp. 2.08% 10/15/20	11,000,000	10,746,634
Rockwell Collins, Inc. 1.95% 7/15/19	1,892,000	1,877,357
United Technologies Corp. 3.35% 8/16/21	1,256,000	1,252,423
		22,825,842
Airlines - 0.5%
Delta Air Lines, Inc.:
2.875% 3/13/20	5,500,000	5,455,660
3.4% 4/19/21	3,388,000	3,348,274
		8,803,934
Electrical Equipment - 0.0%
Fortive Corp. 1.8% 6/15/19	110,000	109,104
Machinery - 0.7%
John Deere Capital Corp. 2.35% 1/8/21	11,000,000	10,806,486
Westinghouse Air Brake Co. 3 month U.S. LIBOR + 1.050% 3.3815% 9/15/21 (b)(c)	2,790,000	2,790,852
		13,597,338
Trading Companies & Distributors - 1.0%
Air Lease Corp.:
2.125% 1/15/20	2,219,000	2,183,137
2.5% 3/1/21	2,533,000	2,458,832
3.5% 1/15/22	5,000,000	4,915,865
International Lease Finance Corp.:
5.875% 4/1/19	4,000,000	4,029,162
5.875% 8/15/22	4,500,000	4,717,205
		18,304,201

TOTAL INDUSTRIALS		63,640,419

INFORMATION TECHNOLOGY - 1.9%
Electronic Equipment & Components - 1.4%
Amphenol Corp. 2.2% 4/1/20	7,313,000	7,189,743
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (a)	9,500,000	9,479,600
5.45% 6/15/23 (a)	5,020,000	5,132,399
Tyco Electronics Group SA 3 month U.S. LIBOR + 0.450% 3.1881% 6/5/20 (b)(c)	4,813,000	4,811,123
		26,612,865
IT Services - 0.3%
The Western Union Co.:
3.35% 5/22/19	800,000	799,196
4.25% 6/9/23	5,000,000	4,972,329
		5,771,525
Semiconductors & Semiconductor Equipment - 0.2%
Analog Devices, Inc. 2.85% 3/12/20	3,259,000	3,239,122

TOTAL INFORMATION TECHNOLOGY		35,623,512

MATERIALS - 0.2%
Chemicals - 0.2%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.3% 5/1/23 (a)	2,636,000	2,588,291
The Mosaic Co. 3.25% 11/15/22	1,549,000	1,501,825
		4,090,116
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.1%
ERP Operating LP 2.375% 7/1/19	1,681,000	1,672,078
Simon Property Group LP 2.35% 1/30/22	82,000	78,994
		1,751,072
Real Estate Management & Development - 0.6%
Digital Realty Trust LP:
2.75% 2/1/23	1,701,000	1,619,227
3.4% 10/1/20	3,359,000	3,346,660
3.95% 7/1/22	1,849,000	1,852,791
Washington Prime Group LP 3.85% 4/1/20	3,830,000	3,792,912
		10,611,590

TOTAL REAL ESTATE		12,362,662

UTILITIES - 5.2%
Electric Utilities - 1.9%
American Electric Power Co., Inc. 2.15% 11/13/20	2,814,000	2,740,394
Duke Energy Corp. 1.8% 9/1/21	1,305,000	1,241,243
Edison International 2.125% 4/15/20	5,500,000	5,336,783
Eversource Energy 2.5% 3/15/21	2,860,000	2,797,387
Exelon Corp.:
2.85% 6/15/20	7,475,000	7,354,957
3.497% 6/1/22 (b)	4,046,000	3,924,183
ITC Holdings Corp. 2.7% 11/15/22	2,814,000	2,686,337
Mississippi Power Co. 3 month U.S. LIBOR + 0.650% 3.031% 3/27/20 (b)(c)	1,363,000	1,363,095
Southern Co. 1.85% 7/1/19	7,725,000	7,661,723
		35,106,102
Gas Utilities - 0.7%
WGL Holdings, Inc.:
3 month U.S. LIBOR + 0.400% 3.106% 11/29/19 (b)(c)	4,400,000	4,398,573
3 month U.S. LIBOR + 0.550% 2.8843% 3/12/20 (b)(c)	7,936,000	7,909,933
		12,308,506
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP 2.7% 6/15/21	567,000	549,232
Multi-Utilities - 2.6%
Berkshire Hathaway Energy Co. 2.375% 1/15/21	4,395,000	4,304,054
CenterPoint Energy, Inc. 2.5% 9/1/22	1,027,000	971,234
Consolidated Edison, Inc. 2% 3/15/20	1,214,000	1,190,445
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 4.6861% 9/30/66 (b)(c)	2,558,000	2,366,150
1.6% 8/15/19	3,596,000	3,554,133
2% 8/15/21	1,981,000	1,886,580
2.5% 12/1/19	4,817,000	4,769,543
NiSource, Inc. 3.65% 6/15/23 (a)	1,323,000	1,301,032
Public Service Enterprise Group, Inc. 1.6% 11/15/19	2,155,000	2,117,226
Sempra Energy:
1.625% 10/7/19	3,805,000	3,742,321
2.4% 2/1/20	6,000,000	5,890,842
WEC Energy Group, Inc. 3.375% 6/15/21	5,123,000	5,085,275
Wisconsin Energy Corp. 2.45% 6/15/20	11,000,000	10,844,283
		48,023,118

TOTAL UTILITIES		95,986,958

TOTAL NONCONVERTIBLE BONDS
(Cost $1,227,871,095)		1,208,820,990

U.S. Treasury Obligations - 5.0%
U.S. Treasury Notes:
1.125% 2/28/21	$13,913,000	$13,405,393
1.75% 11/30/21	45,000,000	43,620,107
1.875% 9/30/22	35,500,000	34,258,887
2% 12/31/21	1,000,000	975,898
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $93,764,437)		92,260,285

U.S. Government Agency - Mortgage Securities - 0.4%
Fannie Mae - 0.1%
4.5% 6/1/19 to 7/1/20	983	984
5.5% 11/1/34	2,026,069	2,185,062
7.5% 11/1/31	400	453

TOTAL FANNIE MAE		2,186,499

Freddie Mac - 0.3%
3.5% 8/1/26	3,000,491	3,022,632
4% 9/1/25 to 4/1/26	1,045,772	1,066,589
5% 4/1/20	9,744	9,806
8.5% 5/1/26 to 7/1/28	29,964	33,740

TOTAL FREDDIE MAC		4,132,767

Ginnie Mae - 0.0%
7% 1/15/25 to 8/15/32	210,568	234,738
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $6,782,254)		6,554,004

Asset-Backed Securities - 18.8%
Accredited Mortgage Loan Trust Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	$238,846	$244,425
Ally Master Owner Trust:
Series 2018-1 Class A1, 2.7% 1/17/23	4,889,000	4,830,213
Series 2018-2 Class A, 3.29% 5/15/23	5,580,000	5,570,819
American Express Credit Account Master Trust:
Series 2017-1 Class A, 1.93% 9/15/22	6,409,000	6,320,963
Series 2017-3 Class A, 1.77% 11/15/22	4,660,000	4,575,033
Series 2018-4 Class A, 2.99% 12/15/23	4,429,000	4,417,856
Series 2018-6 Class A, 3.06% 2/15/24	4,378,000	4,375,018
AmeriCredit Automobile Receivables Trust Series 2016-1 Class A3, 1.81% 10/8/20	96,936	96,911
Bank of America Credit Card Master Trust:
Series 2017-A1 Class A1, 1.95% 8/15/22	5,727,000	5,642,385
Series 2017-A2 Class A2, 1.84% 1/17/23	5,206,000	5,092,255
Series 2018-A1 Class A1, 2.7% 7/17/23	5,564,000	5,512,483
Series 2018-A2 Class A2, 3% 9/15/23	4,470,000	4,457,186
Bank of The West Auto Trust Series 2018-1 Class A3, 3.43% 12/15/22 (a)	2,107,000	2,110,733
BMW Floorplan Master Owner Trust Series 2018-1 Class A1, 3.15% 5/15/23 (a)	4,076,000	4,068,836
BMW Vehicle Lease Trust Series 2018-1 Class A3, 3.26% 7/20/21	1,830,000	1,831,002
Canadian Pacer Auto Receivables Trust:
Series 2017-A1 Class A3, 2.05% 3/19/21 (a)	2,637,000	2,619,331
Series 2018-1A Class A3, 3% 11/19/21 (a)	3,722,000	3,709,733
Series 2018-2A Class A3, 3.27% 12/19/22 (a)	3,201,000	3,202,883
Capital One Multi-Asset Execution Trust:
Series 2015-A8 Class A8, 2.05% 8/15/23	3,170,000	3,109,626
Series 2016-A3 Class A3, 1.34% 4/15/22	2,422,000	2,401,518
Series 2016-A4 Class A4, 1.33% 6/15/22	4,623,000	4,571,919
Series 2017-A4 Class A4, 1.99% 7/17/23	6,525,000	6,390,948
Series 2018-A1 Class A1, 3.01% 2/15/24	2,949,000	2,942,550
Carmax Auto Owner Trust Series 2015-2 Class A3, 1.37% 3/16/20	28,212	28,193
CarMax Auto Owner Trust:
Series 2016-4 Class A3, 1.4% 8/15/21	3,270,817	3,233,019
Series 2017-4 Class A3, 2.11% 10/17/22	1,871,000	1,844,705
Series 2018-2 Class A3, 2.98% 1/17/23	2,409,000	2,399,423
Series 2018-4 Class A3, 3.36% 9/15/23	2,578,000	2,585,337
Chesapeake Funding II LLC Series 2017-2A Class A1, 1.99% 5/15/29 (a)	2,765,757	2,733,262
Citibank Credit Card Issuance Trust:
Series 2016-A1 Class A1, 1.75% 11/19/21	5,671,000	5,601,290
Series 2017-A8 Class A8, 1.86% 8/8/22	6,400,000	6,264,514
Series 2017-A9 Class A9, 1.8% 9/20/21	4,564,000	4,520,605
Series 2018-A1 Class A1, 2.49% 1/20/23	5,575,000	5,499,960
CLUB Credit Trust Series 2017-P1 Class A, 2.42% 9/15/23 (a)	636,723	635,087
CNH Equipment Trust Series 2018-A Class A3, 3.12% 7/17/23	4,051,000	4,047,237
Consumer Loan Underlying Bond Credit Trust:
Series 2017-NP2 Class A, 2.55% 1/16/24 (a)	82,474	82,441
Series 2018-P2 Class A, 3.47% 10/15/25 (a)	3,978,885	3,973,104
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 7.5651% 3/25/32 (b)(c)	1,524	1,542
Series 2004-2 Class 3A4, 1 month U.S. LIBOR + 0.500% 2.8149% 7/25/34 (b)(c)	103,055	97,329
Dell Equipment Finance Trust:
Series 2017-2 Class A3, 2.19% 10/24/22 (a)	1,542,000	1,527,944
Series 2018-1 Class A3, 3.18% 6/22/23 (a)	1,386,000	1,384,531
Series 2018-2 Class A3, 3.37% 10/22/23 (a)	1,774,000	1,777,641
Discover Card Master Trust:
Series 2016-A4 Class A4, 1.39% 3/15/22	4,638,000	4,577,500
Series 2017-A6 Class A6, 1.88% 2/15/23	3,507,000	3,432,706
Series 2018-A5 Class A5, 3.32% 3/15/24	5,126,000	5,152,376
DLL Securitization Trust:
Series 2017-A Class A3, 2.14% 12/15/21 (a)	3,640,000	3,593,147
Series 2018-ST2 Class A3, 3.46% 1/20/22 (a)	3,116,000	3,123,640
Enterprise Fleet Financing LLC:
Series 2016-2 Class A2, 1.74% 2/22/22 (a)	716,980	713,752
Series 2017-1 Class A2, 2.13% 7/20/22 (a)	4,225,208	4,201,370
Series 2017-2 Class A2, 1.97% 1/20/23 (a)	2,745,034	2,723,035
Fannie Mae Series 2004-T5 Class AB1, 1 month U.S. LIBOR + 0.250% 2.9668% 5/28/35 (b)(c)	185,696	174,451
Fifth Third Auto Trust Series 2017-1 Class A3, 1.8% 2/15/22	2,804,000	2,766,246
Flagship Credit Auto Trust Series 2016-1 Class A, 2.77% 12/15/20 (a)	287,020	286,875
Ford Credit Auto Owner Trust:
Series 2014-2 Class A, 2.31% 4/15/26 (a)	12,041,000	11,950,637
Series 2015-2 Class A, 2.44% 1/15/27 (a)	6,421,000	6,340,050
Series 2017-A Class A3, 1.67% 6/15/21	4,073,043	4,035,793
Series 2018-A Class A3, 3.03% 11/15/22	4,398,000	4,391,884
Ford Credit Floorplan Master Owner Trust:
Series 2015-5 Class A, 2.39% 8/15/22	9,501,000	9,375,569
Series 2016-3 Class A1, 1.55% 7/15/21	2,394,000	2,372,219
Series 2017-2 Class A1, 2.16% 9/15/22	4,540,000	4,450,760
Series 2018-1 Class A1, 2.95% 5/15/23	4,500,000	4,468,923
GM Financial Automobile Leasing Trust Series 2018-2 Class A3, 3.06% 6/21/21	2,424,000	2,421,077
GMF Floorplan Owner Revolving Trust:
Series 2016-1 Class A1, 1.96% 5/17/21 (a)	3,380,000	3,363,585
Series 2017-1 Class A1, 2.22% 1/18/22 (a)	3,688,000	3,656,861
Series 2018-2 Class A2, 3.13% 3/15/23 (a)	4,242,000	4,224,939
Home Equity Asset Trust Series 2004-1 Class M2, 1 month U.S. LIBOR + 1.700% 4.0149% 6/25/34 (b)(c)	23,553	23,855
Honda Auto Receivables Owner Trust Series 2017-1 Class A3, 1.72% 7/21/21	3,295,338	3,262,812
Huntington Auto Trust Series 2016-1 Class A3, 1.59% 11/16/20	1,070,016	1,065,191
Hyundai Auto Receivables Trust:
Series 2015-C Class A3, 1.46% 2/18/20	18,487	18,471
Series 2016-A Class A3, 1.56% 9/15/20	522,629	520,551
Series 2018-A Class A3, 2.79% 7/15/22	2,817,000	2,802,330
Hyundai Floorplan Master Owner Trust Series 2016-1A Class A2, 1.81% 3/15/21 (a)	2,163,000	2,154,669
John Deere Owner Trust Series 2018-A Class A3, 2.66% 4/18/22	4,248,000	4,219,415
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 3.531% 3/27/42 (b)(c)	157,000	126,158
Kubota Credit Owner Trust Series 2018-1A Class A3, 3.1% 8/15/22 (a)	5,585,000	5,575,222
Mercedes-Benz Auto Lease Trust Series 2018-A Class A3, 2.41% 2/16/21	3,758,000	3,735,376
Mercedes-Benz Master Owner Trust Series 2018-AA Class A, 1 month U.S. LIBOR + 0.260% 2.5665% 5/16/22 (a)(b)(c)	5,000,000	4,992,166
Nationstar HECM Loan Trust Series 2018-1A Class A, 2.76% 2/25/28 (a)	2,298,180	2,297,943
Navient Student Loan Trust Series 2016-6A Class A1, 1 month U.S. LIBOR + 0.480% 2.7951% 3/25/66 (a)(b)(c)	294,902	295,045
Navistar Financial Dealer Note Master Trust Series 2018-1 Class A, 1 month U.S. LIBOR + 0.630% 2.9449% 9/25/23 (a)(b)(c)	4,214,000	4,212,341
Nissan Master Owner Trust Receivables:
Series 2016-A Class A2, 1.54% 6/15/21	3,639,000	3,609,764
Series 2017-B Class A, 1 month U.S. LIBOR + 0.430% 2.7365% 4/18/22 (b)(c)	3,000,000	3,005,600
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 3.5599% 1/25/36 (b)(c)	336,368	336,284
Prosper Marketplace Issuance Trust:
Series 2017-3A Class A, 2.36% 11/15/23 (a)	837,014	834,263
Series 2018-1A Class A, 3.11% 6/17/24 (a)	2,492,068	2,489,553
Series 2018-2A Class A, 3.35% 10/15/24 (a)	3,016,109	3,008,089
Santander Retail Auto Lease Trust:
Series 2017-A Class A3, 2.22% 1/20/21 (a)	4,414,000	4,367,062
Series 2018-A Class A3, 2.93% 5/20/21 (a)	3,746,000	3,729,739
Securitized Term Auto Receivables Trust:
Series 2016-1A Class A3, 1.524% 3/25/20 (a)	808,967	806,063
Series 2017-1A Class A3, 1.89% 8/25/20 (a)	4,844,116	4,822,489
Series 2017-2A Class A3, 2.04% 4/26/21 (a)	2,711,000	2,679,579
Series 2018-2A Class A3 3.325% 8/25/22 (a)	5,061,000	5,070,094
SLM Private Credit Student Loan Trust Series 2004-B Class C, 3 month U.S. LIBOR + 0.870% 3.2041% 9/15/33 (b)(c)	156,039	155,958
SLM Student Loan Trust Series 2003-11 Class A6, 3 month U.S. LIBOR + 0.550% 2.8841% 12/15/25 (a)(b)(c)	6,404,460	6,433,912
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 3.1749% 9/25/34 (b)(c)	114,910	111,147
Tesla Auto Lease Trust Series 2018-A Class A, 2.32% 12/20/19 (a)	2,403,726	2,394,873
Towd Point Mortgage Trust Series 2018-3 Class A1, 3.75% 5/25/58 (a)	2,595,445	2,587,709
Upgrade Receivables Trust Series 2018-1A Class A, 3.76% 11/15/24 (a)	4,000,000	3,995,481
Verizon Owner Trust:
Series 2016-1A Class A, 1.42% 1/20/21 (a)	2,312,692	2,303,109
Series 2016-2A Class A, 1.68% 5/20/21 (a)	4,642,000	4,612,852
Series 2017-1A Class A, 2.06% 9/20/21 (a)	6,000,000	5,948,197
Series 2017-3A Class A1A, 2.06% 4/20/22 (a)	4,580,000	4,511,087
Series 2018-A Class A1A, 3.23% 4/20/23	5,052,000	5,052,652
Volkswagen Auto Loan Enhanced Trust Series 2018-1 Class A3, 3.02% 11/21/22	2,654,000	2,646,792
Volvo Financial Equipment Master Owner Trust Series 2018-A Class A, 1 month U.S. LIBOR + 0.520% 2.8265% 7/17/23 (a)(b)(c)	5,510,000	5,510,000
Wheels SPV LLC Series 2018-1A Class A2, 3.06% 4/20/27 (a)	4,283,000	4,272,697
TOTAL ASSET-BACKED SECURITIES
(Cost $351,339,865)		348,725,775

Collateralized Mortgage Obligations - 0.7%
Private Sponsor - 0.7%
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 4.6745% 5/27/35 (a)(b)	638,007	635,429
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 2.7135% 8/25/60(a)(c)	2,499,156	2,494,020
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 2.8563% 10/15/54 (a)(b)(c)	2,585,000	2,575,598
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.4514% 2/25/37 (b)(c)	37,883	37,273
Permanent Master Issuer PLC floater Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 2.8163% 7/15/58 (a)(b)(c)	7,000,000	6,967,394
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.3769% 7/20/34 (b)(c)	2,873	2,810

TOTAL PRIVATE SPONSOR		12,712,524

U.S. Government Agency - 0.0%
Fannie Mae sequential payer Series 2001-40 Class Z, 6% 8/25/31	108,163	117,017
Freddie Mac Series 3949 Class MK, 4.5% 10/15/34	548,415	566,684

TOTAL U.S. GOVERNMENT AGENCY		683,701

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $13,487,993)		13,396,225

Commercial Mortgage Securities - 5.5%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8362% 2/14/43 (b)(e)	23,957	152
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class A1, 1.559% 7/15/49	1,418,375	1,392,405
Bayview Commercial Asset Trust Series 2006-2A Class IO, 0% 7/25/36 (a)(b)(e)(f)	4,162,831	0
Benchmark Mortgage Trust Series 2018-B7 Class A1, 3.436% 11/15/51	2,020,000	2,026,754
BX Trust:
floater Series 2018-IND Class B, 1 month U.S. LIBOR + 0.900% 3.2065% 11/15/35 (a)(b)(c)	4,046,000	4,038,386
Series 2017-IMC Class A, 1 month U.S. LIBOR + 1.050% 3.3565% 10/15/32 (a)(b)(c)	5,065,000	5,069,972
CGDBB Commercial Mortgage Trust floater Series 2017-BIOC Class A, 1 month U.S. LIBOR + 0.790% 3.0965% 7/15/32 (a)(b)(c)	3,306,000	3,297,738
Citigroup Commercial Mortgage Trust:
floater Series 2017-1500 Class A, 1 month U.S. LIBOR + 0.850% 3.1565% 7/15/32 (a)(b)(c)	3,141,000	3,169,125
sequential payer Series 2013-GC17 Class A4, 4.131% 11/10/46	2,062,000	2,113,669
COMM Mortgage Trust sequential payer Series 2012-LC4 Class A4, 3.288% 12/10/44	3,307,217	3,291,006
CSAIL Commercial Mortgage Trust Series 2016-C7 Class A1, 1.5786% 11/15/49	870,434	858,632
CSMC Mortgage Trust Series 2016-NXSR Class A1, 1.9708% 12/15/49	839,418	823,099
GS Mortgage Securities Trust:
sequential payer:
Series 2012-GC6:
Class A/S, 4.948% 1/10/45 (a)	7,314,000	7,601,027
Class A3, 3.482% 1/10/45	2,375,030	2,379,737
Series 2012-GCJ7:
Class A/S, 4.085% 5/10/45	3,084,000	3,130,528
Class A4, 3.377% 5/10/45	7,946,223	7,927,899
Series 2014-GC18 Class AAB, 3.648% 1/10/47	56,000	56,152
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (a)	2,653,000	2,762,652
Series 2012-GCJ9 Class A/S, 3.124% 11/10/45	2,884,000	2,829,849
Series 2016-GS4 Class A1, 1.731% 11/10/49	419,995	410,767
JPMBB Commercial Mortgage Securities sequential payer Series 2014-C25 Class A2, 2.9493% 11/15/47	5,077,000	5,059,356
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C22 Class ASB, 3.5036% 9/15/47	1,931,000	1,931,736
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class A1, 1.5366% 12/15/49	7,610,064	7,408,905
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer Series 2012-C6 Class A3, 3.5074% 5/15/45	1,593,566	1,591,232
Series 2012-C6 Class A/S, 4.1166% 5/15/45	6,817,295	6,894,782
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer Series 2012-C8 Class A3, 2.8291% 10/15/45	2,260,767	2,205,336
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 1 month U.S. LIBOR + 2.050% 4.3565% 9/15/28 (a)(b)(c)	52,469	52,502
Morgan Stanley BAML Trust Series 2016-C32 Class A1, 1.968% 12/15/49	1,321,030	1,292,596
Morgan Stanley Capital I Trust Series 2016-BNK2 Class A1, 1.424% 11/15/49	931,827	907,315
RETL floater Series 2018-RVP Class A, 1 month U.S. LIBOR + 1.100% 3.4065% 3/15/33 (a)(b)(c)	3,022,673	3,015,028
UBS-Barclays Commercial Mortgage Trust:
floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 3.1044% 4/10/46 (a)(b)(c)	3,234,824	3,274,011
sequential payer Series 2013-C6 Class ASB, 2.7877% 4/10/46	3,282,890	3,250,468
Series 2012-C2 Class ASEC, 4.179% 5/10/63 (a)	2,654,000	2,674,470
Waldorf Astoria Boca Raton Trust floater Series 2016-BOCA Class A, 1 month U.S. LIBOR + 1.350% 3.6565% 6/15/29 (a)(b)(c)	2,587,000	2,590,039
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12 Class A1, 1.676% 7/15/46	290,461	290,115
Series 2016-LC25 Class A1, 1.795% 12/15/59	610,603	603,380
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 3.0225% 6/15/46 (a)(b)(c)	3,438,066	3,438,069
sequential payer:
Series 2013-C12 Class ASB, 2.838% 3/15/48	428,973	424,931
Series 2013-C16 Class ASB, 3.963% 9/15/46	985,439	995,063
Series 2014-C20 Class ASB, 3.638% 5/15/47	1,250,000	1,256,172
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $104,050,207)		102,335,055

Municipal Securities - 0.5%
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19	3,150,000	3,171,024
New York Urban Dev. Corp. Rev. Series 2017 D, 2.55% 3/15/22	5,975,000	5,868,824
TOTAL MUNICIPAL SECURITIES
(Cost $9,144,514)		9,039,848

Foreign Government and Government Agency Obligations - 0.4%
Alberta Province 1.9% 12/6/19 (Cost $7,498,810)	$7,500,000	$7,426,950

Bank Notes - 2.4%
Capital One NA 1.85% 9/13/19	3,000,000	2,966,695
Citibank NA 2.1% 6/12/20	5,500,000	5,390,854
Citizens Bank NA 2.25% 10/30/20	5,661,000	5,509,303
Goldman Sachs Bank U.S.A. 3.2% 6/5/20	2,125,000	2,120,144
Huntington National Bank 2.375% 3/10/20	4,600,000	4,544,951
KeyBank NA 2.5% 12/15/19	1,749,000	1,735,999
PNC Bank NA 2.45% 11/5/20	5,000,000	4,905,590
SunTrust Bank 3.502% 8/2/22 (b)	3,548,000	3,515,967
Svenska Handelsbanken AB 3.35% 5/24/21	8,000,000	7,953,505
Wells Fargo Bank NA 2.6% 1/15/21	5,500,000	5,391,641
TOTAL BANK NOTES
(Cost $44,686,618)		44,034,649

Commercial Paper - 0.3%
Catholic Health Initiatives 3% 12/21/18
(Cost $4,991,667)	5,000,000	4,993,234
	Shares	Value

Money Market Funds - 0.7%
Fidelity Cash Central Fund, 2.27% (g)
(Cost $13,286,105)	13,283,493	13,286,149
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $1,876,903,565)		1,850,873,164
NET OTHER ASSETS (LIABILITIES) - 0.1%		2,497,798
NET ASSETS - 100%		$1,853,370,962

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $421,483,772 or 22.7% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) A portion of the security sold on a delayed delivery basis.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$49,611
Total	$49,611

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,208,820,990	$--	$1,208,820,990	$--
U.S. Government and Government Agency Obligations	92,260,285	--	92,260,285	--
U.S. Government Agency - Mortgage Securities	6,554,004	--	6,554,004	--
Asset-Backed Securities	348,725,775	--	348,725,775	--
Collateralized Mortgage Obligations	13,396,225	--	13,396,225	--
Commercial Mortgage Securities	102,335,055	--	102,335,055	--
Municipal Securities	9,039,848	--	9,039,848	--
Foreign Government and Government Agency Obligations	7,426,950	--	7,426,950	--
Bank Notes	44,034,649	--	44,034,649	--
Commercial Paper	4,993,234	--	4,993,234	--
Money Market Funds	13,286,149	13,286,149	--	--
Total Investments in Securities:	$1,850,873,164	$13,286,149	$1,837,587,015	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations and commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Government Money Market Fund

November 30, 2018

GVM-QTLY-0119
1.9868905.102

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 15.8%
	Yield(a)	Principal Amount	Value
U.S. Treasury Obligations - 15.8%
U.S. Treasury Bills
12/6/18 to 4/18/19	2.09 to 2.44 (b)%	$866,669,000	$862,554,009
U.S. Treasury Notes
12/31/18 to 4/30/20	2.20 to 2.45 (c)	310,200,000	309,910,001
TOTAL U.S. TREASURY DEBT
(Cost $1,172,464,010)			1,172,464,010

U.S. Government Agency Debt - 47.4%
Federal Agencies - 47.4%
Fannie Mae
1/28/19 to 4/30/20	2.19 to 2.36 (c)	73,500,000	73,487,814
Federal Farm Credit Bank
5/6/19	2.22 (c)(d)	8,000,000	7,999,948
Federal Home Loan Bank
12/3/18 to 2/10/20	2.02 to 2.51 (c)	3,354,950,000	3,349,919,261
Federal Home Loan Bank
9/20/19 to 10/15/19	2.28 to 2.41 (e)	52,000,000	51,999,271
Freddie Mac
3/20/19	2.38	11,000,000	10,921,565
Freddie Mac
9/20/19	2.28 (e)	21,000,000	21,000,000
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $3,515,327,859)			3,515,327,859

U.S. Government Agency Repurchase Agreement - 7.8%
	Maturity Amount	Value
In a joint trading account at 2.3% dated 11/30/18 due 12/3/18 (Collateralized by U.S. Government Obligations) #	$4,712,902	$4,712,000
With:
BMO Capital Markets Corp. at:
2.23%, dated:
11/15/18 due 12/7/18 (Collateralized by U.S. Government Obligations valued at $10,211,373, 0.00% - 4.60%, 2/6/19 - 11/20/64)	10,019,822	10,000,000
11/19/18 due 12/7/18 (Collateralized by U.S. Government Obligations valued at $6,125,308, 2.50% - 5.00%, 7/1/21 - 8/20/68)	6,011,522	6,000,000
2.3%, dated 11/30/18 due 12/3/18 (Collateralized by U.S. Government Obligations valued at $10,201,955, 4.26% - 4.83%, 12/1/19 - 9/20/68)	10,001,917	10,000,000
2.4%, dated 12/3/18 due 12/7/18(f)	10,035,333	10,000,000
BMO Harris Bank NA at 2.23%, dated 11/15/18 due 12/7/18 (Collateralized by U.S. Government Obligations valued at $10,211,374, 4.50%, 12/1/48)	10,019,822	10,000,000
BNP Paribas, SA at:
2.23%, dated 10/19/18 due 12/7/18 (Collateralized by U.S. Treasury Obligations valued at $5,157,432, 0.00% - 6.63%, 7/24/20 - 9/20/48)	5,018,583	5,000,000
2.24%, dated:
11/16/18 due 12/7/18 (Collateralized by U.S. Government Obligations valued at $2,051,579, 0.00% - 6.63%, 7/24/20 - 9/15/48)	2,004,107	2,000,000
11/19/18 due 12/7/18 (Collateralized by U.S. Treasury Obligations valued at $11,316,542, 0.00% - 6.63%, 7/24/20 - 9/20/48)	11,020,533	11,000,000
2.4%, dated 11/26/18 due 12/7/18 (Collateralized by U.S. Government Obligations valued at $6,151,714, 0.00% - 6.63%, 7/24/20 - 9/15/48)	6,022,800	6,000,000
CIBC Bank U.S.A. at 2.37%, dated 11/19/18 due 12/7/18 (Collateralized by U.S. Government Obligations valued at $10,209,401, 3.00% - 5.00%, 3/1/30 - 11/20/48)	10,039,500	10,000,000
Citibank NA at 2.22%, dated 11/27/18 due 12/4/18:
(Collateralized by U.S. Treasury Obligations valued at $24,489,198, 0.00% - 8.50%, 12/6/18 - 1/1/48)	24,010,360	24,000,000
(Collateralized by U.S. Treasury Obligations valued at $4,081,525, 0.00% - 6.25%, 12/6/18 - 2/15/48)	4,001,727	4,000,000
Deutsche Bank Securities, Inc. at 2.31%, dated 11/30/18 due 12/3/18 (Collateralized by U.S. Treasury Obligations valued at $10,301,983, 3.25%, 3/15/50)	10,001,925	10,000,000
HSBC Securities, Inc. at 2.22%, dated 11/28/18 due 12/5/18 (Collateralized by U.S. Government Obligations valued at $35,711,009, 3.50% - 4.00%, 10/1/28 - 9/1/48)	35,015,108	35,000,000
ING Financial Markets LLC at:
2.22%, dated 9/17/18 due 12/17/18 (Collateralized by U.S. Treasury Obligations valued at $7,173,923, 2.63%, 5/15/21)	7,039,282	7,000,000
2.23%, dated:
9/19/18 due 12/19/18 (Collateralized by U.S. Treasury Obligations valued at $11,272,127, 2.63%, 5/15/21)	11,062,006	11,000,000
9/20/18 due 12/20/18 (Collateralized by U.S. Treasury Obligations valued at $16,343,608, 2.63%, 5/15/21)	16,039,909	15,950,000
2.26%, dated 10/16/18 due 12/20/18 (Collateralized by U.S. Treasury Obligations valued at $4,092,327, 2.63%, 5/15/21)	4,016,322	4,000,000
2.29%, dated 11/30/18 due 12/7/18 (Collateralized by U.S. Treasury Obligations valued at $7,141,451, 2.63%, 5/15/21)	7,003,117	7,000,000
2.32%, dated 10/11/18 due 1/9/19 (Collateralized by U.S. Treasury Obligations valued at $3,070,540, 2.63%, 5/15/21)	3,017,400	3,000,000
2.33%, dated 10/16/18 due 1/15/19 (Collateralized by U.S. Treasury Obligations valued at $3,069,544, 2.63%, 5/15/21)	3,017,669	3,000,000
2.34%, dated 11/6/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $3,065,460, 2.63%, 5/15/21)	3,012,090	3,000,000
2.36%, dated 10/23/18 due 1/18/19 (Collateralized by U.S. Treasury Obligations valued at $7,159,281, 2.63%, 5/15/21)	7,039,923	7,000,000
2.41%, dated 11/9/18 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $5,108,237, 2.63%, 5/15/21)	5,030,125	5,000,000
Merrill Lynch, Pierce, Fenner & Smith at:
2.22%, dated 11/27/18 due 12/4/18 (Collateralized by U.S. Government Obligations valued at $8,163,019, 3.56%, 9/20/68)	8,003,453	8,000,000
2.25%, dated 11/5/18 due 12/5/18 (Collateralized by U.S. Government Obligations valued at $30,653,550, 3.99% - 4.85%, 9/20/63 - 10/20/68)	30,056,250	30,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
2.29%, dated 11/2/18 due 1/7/19 (Collateralized by U.S. Government Obligations valued at $10,220,114, 2.50% - 4.58%, 9/1/31 - 8/1/48)	10,041,983	10,000,000
2.31%, dated 11/13/18 due 1/14/19 (Collateralized by U.S. Government Obligations valued at $13,277,017, 2.59% - 4.50%, 10/1/35 - 8/1/48)	13,051,718	13,000,000
2.33%, dated:
11/19/18 due 1/18/19 (Collateralized by U.S. Government Obligations valued at $11,230,167, 2.14% - 3.78%, 10/1/24 - 7/1/48)	11,042,717	11,000,000
11/20/18 due 1/22/19 (Collateralized by U.S. Government Obligations valued at $5,104,291, 2.50% - 4.50%, 9/1/31 - 11/20/48)	5,020,388	5,000,000
2.34%, dated 11/23/18 due 1/23/19 (Collateralized by U.S. Government Obligations valued at $17,351,271, 2.50% - 4.50%, 9/1/31 - 11/20/48)	17,067,405	17,000,000
2.36%, dated 11/27/18 due 1/25/19 (Collateralized by U.S. Government Obligations valued at $14,285,617, 2.66% - 4.53%, 11/1/24 - 10/1/42)	14,054,149	14,000,000
2.37%, dated 11/30/18 due 1/28/19 (Collateralized by U.S. Government Obligations valued at $5,101,007, 2.66% - 4.53%, 11/1/38 - 7/1/48)	5,019,421	5,000,000
2.38%, dated 11/30/18 due:
1/30/19 (Collateralized by U.S. Government Obligations valued at $10,202,023, 2.25% - 4.03%, 3/1/36 - 8/1/48)	10,040,328	10,000,000
1/31/19 (Collateralized by U.S. Government Obligations valued at $13,262,630, 2.50% - 6.00%, 9/1/31 - 11/1/48)	13,053,286	13,000,000
Nomura Securities International, Inc. at:
2.24%, dated 11/28/18 due 12/5/18 (Collateralized by U.S. Government Obligations valued at $24,487,616, 3.00% - 4.50%, 10/1/23 - 11/1/48)	24,010,453	24,000,000
2.3%, dated 11/30/18 due 12/3/18 (Collateralized by U.S. Government Obligations valued at $25,504,888, 0.00% - 4.00%, 5/15/30 - 9/1/48)	25,004,792	25,000,000
RBC Capital Markets Corp. at 2.22%, dated 9/13/18 due 12/7/18 (Collateralized by U.S. Government Obligations valued at $55,883,555, 2.00% - 6.50%, 8/1/21 - 11/25/57)	54,303,030	54,000,000
RBC Financial Group at:
2.24%, dated 11/19/18 due 12/7/18 (Collateralized by U.S. Government Obligations valued at $51,059,565, 2.46% - 6.00%, 11/1/25 - 10/1/48)	50,096,444	50,000,000
2.31%, dated 10/16/18 due 12/7/18 (Collateralized by U.S. Government Obligations valued at $13,300,841, 3.00% - 5.00%, 10/1/28 - 10/1/48)	13,075,075	13,000,000
2.35%, dated 10/26/18 due 12/7/18 (Collateralized by U.S. Government Obligations valued at $10,225,302, 3.00% - 5.00%, 11/1/32 - 9/1/48)	10,058,750	10,000,000
2.36%, dated:
10/29/18 due 12/7/18 (Collateralized by U.S. Government Obligations valued at $21,672,295, 3.00% - 4.50%, 10/1/28 - 10/1/48)	21,125,277	21,000,000
10/30/18 due 12/7/18 (Collateralized by U.S. Government Obligations valued at $21,491,385, 3.00% - 4.50%, 7/1/24 - 10/1/48)	21,125,277	21,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $577,662,000)		577,662,000

U.S. Treasury Repurchase Agreement - 31.0%
With:
BMO Harris Bank NA at:
2.22%, dated:
11/2/18 due 12/3/18 (Collateralized by U.S. Treasury Obligations valued at $9,230,707, 1.00%, 9/30/19)	9,017,205	9,000,000
11/5/18 due 12/5/18 (Collateralized by U.S. Treasury Obligations valued at $9,221,145, 2.63%, 7/31/20)	9,016,650	9,000,000
11/7/18 due 12/7/18 (Collateralized by U.S. Treasury Obligations valued at $9,320,489, 2.25%, 1/31/24)	9,016,650	9,000,000
2.34%, dated:
11/13/18 due 12/7/18 (Collateralized by U.S. Treasury Obligations valued at $9,227,484, 2.75%, 2/20/19)	9,038,025	9,000,000
11/14/18 due 12/7/18 (Collateralized by U.S. Treasury Obligations valued at $9,290,565, 3.88%, 8/15/40)	9,037,440	9,000,000
11/15/18 due 12/7/18 (Collateralized by U.S. Treasury Obligations valued at $8,215,799, 2.00%, 9/30/20)	8,031,200	8,000,000
2.36%, dated:
11/5/18 due 12/7/18 (Collateralized by U.S. Treasury Obligations valued at $18,560,858, 2.75%, 2/20/19)	18,102,660	18,000,000
11/15/18 due 12/7/18 (Collateralized by U.S. Treasury Obligations valued at $9,239,242, 2.13%, 8/31/20)	9,041,300	9,000,000
2.37%, dated 11/6/18 due 12/7/18 (Collateralized by U.S. Treasury Obligations valued at $18,584,181, 2.75%, 8/31/23)	18,106,650	18,000,000
2.4%, dated 11/14/18 due 12/7/18 (Collateralized by U.S. Treasury Obligations valued at $5,160,263, 2.13%, 2/29/24)	5,030,667	5,000,000
2.41%, dated 11/15/18 due 12/7/18 (Collateralized by U.S. Treasury Obligations valued at $9,239,242, 2.13%, 8/31/20)	9,057,840	9,000,000
BNP Paribas, SA at:
2.15%, dated:
9/6/18 due 12/5/18 (Collateralized by U.S. Treasury Obligations valued at $19,507,864, 2.00% - 3.88%, 5/15/19 - 5/15/48)	19,102,125	19,000,000
9/7/18 due 12/6/18 (Collateralized by U.S. Treasury Obligations valued at $39,986,762, 0.00% - 6.75%, 12/27/18 - 5/15/46)	39,209,625	39,000,000
2.16%, dated 9/10/18 due 12/7/18 (Collateralized by U.S. Treasury Obligations valued at $10,349,891, 2.35% - 3.13%, 10/31/20 - 5/15/46)	10,054,600	10,000,000
2.17%, dated 9/12/18 due 12/7/18 (Collateralized by U.S. Treasury Obligations valued at $39,976,853, 0.00% - 8.13%, 12/6/18 - 5/15/46)	39,211,575	39,000,000
2.19%, dated:
9/17/18 due 12/7/18 (Collateralized by U.S. Treasury Obligations valued at $10,247,818, 0.00% - 6.88%, 1/24/19 - 2/15/45)	10,055,358	10,000,000
9/18/18 due 12/7/18 (Collateralized by U.S. Treasury Obligations valued at $23,568,536, 0.00% - 6.75%, 1/3/19 - 5/15/43)	23,125,925	23,000,000
2.21%, dated:
10/2/18 due 12/3/18 (Collateralized by U.S. Treasury Obligations valued at $33,990,950, 0.00% - 8.13%, 1/3/19 - 5/15/46)	33,025,221	32,900,000
10/4/18 due 12/4/18 (Collateralized by U.S. Treasury Obligations valued at $20,640,360, 0.00% - 5.50%, 5/2/19 - 8/15/47)	20,074,894	20,000,000
10/5/18 due 12/4/18 (Collateralized by U.S. Treasury Obligations valued at $20,473,896, 0.00% - 8.13%, 5/23/19 - 2/15/45)	20,073,667	20,000,000
2.22%, dated:
10/10/18 due 12/7/18 (Collateralized by U.S. Treasury Obligations valued at $15,350,997, 0.00% - 7.88%, 1/3/19 - 2/15/45)	15,056,425	15,000,000
10/11/18 due 12/7/18 (Collateralized by U.S. Treasury Obligations valued at $30,710,529, 0.00% - 3.13%, 1/3/19 - 2/15/45)	30,112,850	30,000,000
10/15/18 due 12/7/18 (Collateralized by U.S. Treasury Obligations valued at $29,567,079, 0.00% - 5.00%, 1/3/19 - 2/15/45)	29,006,930	28,900,000
10/19/18 due 12/7/18 (Collateralized by U.S. Treasury Obligations valued at $19,434,484, 0.00% - 4.38%, 1/17/19 - 8/15/47)	19,070,300	19,000,000
11/13/18 due 12/7/18 (Collateralized by U.S. Treasury Obligations valued at $11,233,949, 0.00% - 4.50%, 12/31/18 - 5/15/46)	11,020,350	11,000,000
11/14/18 due 12/7/18 (Collateralized by U.S. Treasury Obligations valued at $7,148,426, 1.50% - 3.88%, 10/31/20 - 8/15/40)	7,012,518	7,000,000
11/16/18 due 12/7/18 (Collateralized by U.S. Treasury Obligations valued at $7,147,516, 0.00% - 6.88%, 12/6/18 - 2/15/45)	7,014,245	7,000,000
11/19/18 due 12/7/18 (Collateralized by U.S. Treasury Obligations valued at $15,313,281, 2.35% - 7.50%, 10/31/20 - 2/15/45)	15,027,750	15,000,000
2.37%, dated 11/23/18 due 12/7/18 (Collateralized by U.S. Treasury Obligations valued at $7,144,725, 1.50% - 4.75%, 12/31/18 - 2/15/42)	7,025,807	7,000,000
2.38%, dated 11/26/18 due 12/7/18 (Collateralized by U.S. Treasury Obligations valued at $18,368,572, 2.00% - 5.50%, 5/15/20 - 2/15/45)	18,067,830	18,000,000
2.39%, dated 11/27/18 due 12/7/18 (Collateralized by U.S. Treasury Obligations valued at $26,530,575, 0.00% - 7.88%, 1/3/19 - 2/15/46)	26,101,841	26,000,000
CIBC Bank U.S.A. at:
2.31%, dated 11/7/18 due 12/7/18 (Collateralized by U.S. Treasury Obligations valued at $9,281,132, 1.75% - 3.63%, 11/30/19 - 2/15/48)	9,033,495	9,000,000
2.36%, dated 11/21/18 due 12/7/18 (Collateralized by U.S. Treasury Obligations valued at $16,412,132, 1.38% - 3.63%, 9/30/20 - 2/15/47)	16,060,836	16,000,000
Commerz Markets LLC at:
2.24%, dated 11/27/18 due 12/4/18 (Collateralized by U.S. Treasury Obligations valued at $21,524,243, 1.00% - 3.75%, 10/15/19 - 11/15/42)	21,009,147	21,000,000
2.26%, dated 11/28/18 due 12/5/18 (Collateralized by U.S. Treasury Obligations valued at $21,426,787, 1.00% - 3.75%, 10/15/19 - 8/15/41)	21,009,228	21,000,000
2.31%, dated 11/30/18 due 12/3/18 (Collateralized by U.S. Treasury Obligations valued at $109,161,084, 2.00% - 3.75%, 12/31/23 - 8/15/41)	107,020,598	107,000,000
Credit AG at 2.22%, dated 11/28/18 due 12/5/18 (Collateralized by U.S. Treasury Obligations valued at $15,362,865, 1.88% - 3.75%, 2/28/22 - 11/15/43)	15,006,475	15,000,000
Deutsche Bank AG at 2.3%, dated 11/30/18 due 12/3/18 (Collateralized by U.S. Treasury Obligations valued at $36,728,425, 0.00% - 7.63%, 3/7/19 - 5/15/45)	36,006,900	36,000,000
Deutsche Bank Securities, Inc. at:
2.24%, dated:
11/27/18 due 12/4/18 (Collateralized by U.S. Treasury Obligations valued at $21,428,092, 2.13%, 11/30/23)	21,009,147	21,000,000
11/28/18 due 12/5/18 (Collateralized by U.S. Treasury Obligations valued at $55,097,200, 1.88% - 5.25%, 7/31/22 - 11/15/28)	54,023,520	54,000,000
2.28%, dated 11/30/18 due 12/7/18 (Collateralized by U.S. Treasury Obligations valued at $27,545,305, 2.13% - 2.25%, 11/30/23 - 11/15/27)	27,011,970	27,000,000
Fixed Income Clearing Corp. - BNYM at 2.3%, dated 11/30/18 due 12/3/18 (Collateralized by U.S. Treasury Obligations valued at $48,960,085, 1.13% - 1.25%, 8/31/21 - 10/31/21)	48,009,200	48,000,000
ING Financial Markets LLC at:
2.23%, dated 11/20/18 due 12/4/18 (Collateralized by U.S. Treasury Obligations valued at $5,133,228, 0.00% - 3.13%, 7/18/19 - 5/15/48)	5,004,336	5,000,000
2.29%, dated 11/30/18 due 12/3/18 (Collateralized by U.S. Treasury Obligations valued at $6,130,391, 1.13%, 8/31/21)	6,001,145	6,000,000
J.P. Morgan Securities, LLC at 2.28%, dated 11/30/18 due 12/3/18:
(Collateralized by U.S. Treasury Obligations valued at $9,181,746, 0.00% - 6.13%, 12/6/18 - 2/15/37)	9,001,710	9,000,000
(Collateralized by U.S. Treasury Obligations valued at $26,525,088, 0.00% - 2.88%, 12/6/18 - 11/15/46)	26,004,940	26,000,000
(Collateralized by U.S. Treasury Obligations valued at $4,080,780, 1.50% - 6.63%, 8/15/26 - 2/15/36)	4,000,760	4,000,000
Lloyds Bank PLC at:
2.19%, dated 9/7/18 due 12/7/18 (Collateralized by U.S. Treasury Obligations valued at $20,590,670, 2.00% - 6.00%, 4/30/24 - 2/15/26)	20,110,717	20,000,000
2.24%, dated 9/19/18 due 12/19/18 (Collateralized by U.S. Treasury Obligations valued at $16,393,386, 1.63% - 6.00%, 11/15/22 - 2/15/26)	16,090,596	16,000,000
2.25%, dated 9/25/18 due 12/21/18 (Collateralized by U.S. Treasury Obligations valued at $20,476,065, 1.00% - 6.00%, 11/30/19 - 2/15/26)	20,108,750	20,000,000
2.32%, dated 10/10/18 due 1/16/19 (Collateralized by U.S. Treasury Obligations valued at $15,407,429, 3.00%, 9/30/25)	15,094,733	15,000,000
2.37%, dated 10/25/18 due 1/25/19 (Collateralized by U.S. Treasury Obligations valued at $10,251,504, 6.00%, 2/15/26)	10,060,567	10,000,000
2.39%, dated 11/15/18 due 1/25/19 (Collateralized by U.S. Treasury Obligations valued at $5,115,556, 1.38%, 9/15/20)	5,023,568	5,000,000
2.4%, dated 11/23/18 due 1/23/19 (Collateralized by U.S. Treasury Obligations valued at $10,207,053, 2.63% - 6.00%, 11/15/20 - 2/15/26)	10,040,667	10,000,000
Mizuho Securities U.S.A., Inc. at 2.29%, dated 11/30/18 due 12/3/18 (Collateralized by U.S. Treasury Obligations valued at $116,322,584, 1.38% - 2.13%, 10/31/19 - 12/31/22)	114,021,755	114,000,000
MUFG Securities (Canada), Ltd. at:
2.23%, dated:
11/26/18 due 12/3/18 (Collateralized by U.S. Treasury Obligations valued at $20,408,887, 1.25% - 1.38%, 5/31/20 - 3/31/21)	20,008,672	20,000,000
11/28/18 due 12/6/18 (Collateralized by U.S. Treasury Obligations valued at $8,162,534, 1.25% - 2.38%, 3/31/21 - 1/31/23)	8,003,964	8,000,000
2.24%, dated 11/28/18 due 12/5/18 (Collateralized by U.S. Treasury Obligations valued at $8,162,598, 1.25% - 1.75%, 10/31/20 - 5/31/21)	8,003,484	8,000,000
2.25%, dated 11/29/18 due 12/7/18 (Collateralized by U.S. Treasury Obligations valued at $14,283,633, 1.25% - 2.75%, 3/31/21 - 7/31/23)	14,007,000	14,000,000
2.26%, dated 11/30/18 due 12/7/18 (Collateralized by U.S. Treasury Obligations valued at $9,181,785, 2.75%, 7/31/23)	9,005,650	9,000,000
MUFG Securities EMEA PLC at:
2.21%, dated:
11/19/18 due 12/6/18 (Collateralized by U.S. Treasury Obligations valued at $6,124,896, 2.75%, 4/30/25)	6,006,262	6,000,000
11/26/18 due:
12/5/18 (Collateralized by U.S. Treasury Obligations valued at $13,287,981, 2.88%, 8/15/28)	13,007,183	13,000,000
12/7/18:
(Collateralized by U.S. Treasury Obligations valued at $3,060,987, 2.25%, 3/31/20)	3,003,315	3,000,000
(Collateralized by U.S. Treasury Obligations valued at $7,148,611, 1.13%, 8/31/21)	7,006,016	7,000,000
11/27/18 due 12/5/18 (Collateralized by U.S. Treasury Obligations valued at $7,165,818, 2.63% - 2.88%, 8/15/20 - 5/31/25)	7,003,438	7,000,000
11/28/18 due 12/7/18 (Collateralized by U.S. Treasury Obligations valued at $5,099,677, 2.38%, 4/30/20)	5,004,911	5,000,000
2.22%, dated:
11/13/18 due 12/7/18:
(Collateralized by U.S. Treasury Obligations valued at $5,118,842, 1.13% - 1.63%, 8/31/21 - 2/15/26)	5,008,325	5,000,000
(Collateralized by U.S. Treasury Obligations valued at $6,138,507, 1.00% - 1.50%, 3/15/19 - 8/15/26)	6,013,690	6,000,000
11/14/18 due 12/7/18 (Collateralized by U.S. Treasury Obligations valued at $5,104,967, 1.75%, 9/30/19)	5,008,942	5,000,000
11/19/18 due:
12/5/18 (Collateralized by U.S. Treasury Obligations valued at $4,083,067, 1.50% - 2.63%, 6/15/20 - 8/15/20)	4,003,947	4,000,000
12/7/18 (Collateralized by U.S. Treasury Obligations valued at $3,072,946, 1.63% - 2.75%, 5/15/26 - 2/15/28)	3,005,550	3,000,000
11/20/18 due 12/7/18 (Collateralized by U.S. Treasury Obligations valued at $5,102,594, 2.75%, 2/28/25)	5,009,250	5,000,000
11/21/18 due 12/5/18 (Collateralized by U.S. Treasury Obligations valued at $10,223,999, 2.38%, 5/15/27)	10,008,633	10,000,000
11/28/18 due 12/6/18 (Collateralized by U.S. Treasury Obligations valued at $5,100,061, 2.00%, 2/15/23)	5,002,467	5,000,000
11/29/18 due 12/7/18:
(Collateralized by U.S. Treasury Obligations valued at $5,102,594, 2.75%, 2/28/25)	5,002,467	5,000,000
(Collateralized by U.S. Treasury Obligations valued at $5,109,170, 1.50%, 10/31/19)	5,006,475	5,000,000
2.23%, dated:
11/21/18 due 12/5/18 (Collateralized by U.S. Treasury Obligations valued at $18,374,607, 2.63%, 8/15/20)	18,015,610	18,000,000
12/3/18 due 12/7/18(f)	4,001,734	4,000,000
12/6/18 due 12/11/18(f)	9,006,690	9,000,000
Natixis SA at:
2.22%, dated:
11/1/18 due 12/3/18 (Collateralized by U.S. Treasury Obligations valued at $19,445,217, 0.00% - 4.38%, 1/17/19 - 5/15/47)	19,037,493	19,000,000
11/14/18 due 12/7/18 (Collateralized by U.S. Treasury Obligations valued at $74,547,257, 0.00% - 3.63%, 11/7/19 - 11/15/42)	73,135,050	73,000,000
2.26%, dated 11/26/18 due 12/7/18 (Collateralized by U.S. Treasury Obligations valued at $18,368,088, 1.88% - 7.63%, 9/30/20 - 5/15/46)	18,033,900	18,000,000
2.43%, dated 11/28/18 due 12/7/18 (Collateralized by U.S. Treasury Obligations valued at $9,183,161, 1.00% - 2.75%, 10/15/19 - 5/15/46)	9,055,890	9,000,000
Nomura Securities International, Inc. at:
2.21%, dated 11/27/18 due 12/4/18 (Collateralized by U.S. Treasury Obligations valued at $134,691,825, 0.00% - 8.13%, 6/30/19 - 11/15/48)	132,056,723	132,000,000
2.22%, dated 11/28/18 due 12/5/18 (Collateralized by U.S. Treasury Obligations valued at $5,101,613, 0.88% - 6.00%, 6/15/19 - 2/15/26)	5,002,158	5,000,000
Norinchukin Bank at:
2.26%, dated 10/9/18 due 12/4/18 (Collateralized by U.S. Treasury Obligations valued at $10,233,172, 2.63%, 11/15/20)	10,035,156	10,000,000
2.29%, dated:
10/11/18 due 12/17/18 (Collateralized by U.S. Treasury Obligations valued at $5,116,586, 2.63%, 11/15/20)	5,021,310	5,000,000
10/12/18 due 12/18/18 (Collateralized by U.S. Treasury Obligations valued at $5,116,586, 2.63%, 11/15/20)	5,021,310	5,000,000
2.3%, dated:
10/2/18 due 12/21/18 (Collateralized by U.S. Treasury Obligations valued at $5,121,573, 2.63%, 11/15/20)	5,025,556	5,000,000
10/17/18 due 12/21/18 (Collateralized by U.S. Treasury Obligations valued at $10,228,185, 2.63%, 11/15/20)	10,041,528	10,000,000
2.39%, dated 10/19/18 due 1/18/19 (Collateralized by U.S. Treasury Obligations valued at $8,183,546, 2.63%, 11/15/20)	8,048,331	8,000,000
2.4%, dated 10/23/18 due 1/23/19 (Collateralized by U.S. Treasury Obligations valued at $10,228,185, 2.63%, 11/15/20)	10,061,333	10,000,000
2.48%, dated 11/14/18 due 2/14/19 (Collateralized by U.S. Treasury Obligations valued at $5,106,612, 2.63%, 11/15/20)	5,031,689	5,000,000
2.49%, dated 11/19/18 due 2/19/19 (Collateralized by U.S. Treasury Obligations valued at $9,190,905, 2.63%, 11/15/20)	9,057,270	9,000,000
2.51%, dated 11/28/18 due 2/28/19 (Collateralized by U.S. Treasury Obligations valued at $13,265,223, 2.63%, 11/15/20)	13,083,388	13,000,000
RBC Dominion Securities at:
2.31%, dated:
10/17/18 due 12/7/18 (Collateralized by U.S. Treasury Obligations valued at $14,323,153, 1.25% - 3.00%, 3/31/20 - 11/15/47)	14,082,647	14,000,000
10/19/18 due 12/7/18 (Collateralized by U.S. Treasury Obligations valued at $10,229,536, 1.25% - 3.00%, 3/31/20 - 11/15/47)	10,056,467	10,000,000
10/22/18 due 12/7/18 (Collateralized by U.S. Treasury Obligations valued at $10,227,581, 1.50% - 3.00%, 9/30/19 - 11/15/46)	10,053,900	10,000,000
10/23/18 due 12/7/18:
(Collateralized by U.S. Treasury Obligations valued at $10,226,839, 1.25% - 4.50%, 5/31/19 - 8/15/39)	10,050,692	10,000,000
(Collateralized by U.S. Treasury Obligations valued at $10,226,911, 1.50% - 3.38%, 2/28/19 - 11/15/47)	10,051,333	10,000,000
(Collateralized by U.S. Treasury Obligations valued at $6,136,370, 0.00% - 3.38%, 1/3/19 - 11/15/47)	6,031,955	6,000,000
2.32%, dated:
10/23/18 due 12/7/18 (Collateralized by U.S. Treasury Obligations valued at $10,229,965, 0.00% - 4.25%, 1/3/19 - 11/15/46)	10,056,067	10,000,000
10/25/18 due 12/7/18 (Collateralized by U.S. Treasury Obligations valued at $5,162,199, 1.25% - 4.25%, 4/15/21 - 11/15/46)	5,026,744	5,000,000
2.33%, dated 11/9/18 due 12/7/18 (Collateralized by U.S. Treasury Obligations valued at $9,194,306, 1.38% - 3.00%, 3/31/20 - 11/15/46)	9,039,028	9,000,000
2.36%, dated 11/9/18 due 12/7/18 (Collateralized by U.S. Treasury Obligations valued at $9,194,466, 1.38% - 2.88%, 3/31/20 - 11/15/47)	9,048,970	9,000,000
2.37%, dated 11/21/18 due 12/7/18 (Collateralized by U.S. Treasury Obligations valued at $4,083,288, 1.25% - 3.00%, 3/15/21 - 11/15/46)	4,016,327	4,000,000
2.38%, dated:
11/9/18 due 12/7/18(Collateralized by U.S. Treasury Obligations valued at $9,194,623, 1.13% - 3.00%, 4/30/20 - 11/15/47)	9,056,525	9,000,000
11/13/18 due 12/7/18 (Collateralized by U.S. Treasury Obligations valued at $9,201,676, 1.25% - 3.00%, 3/31/20 - 11/15/46)	9,054,145	9,000,000
11/14/18 due 12/7/18 (Collateralized by U.S. Treasury Obligations valued at $9,191,566, 1.38% - 3.38%, 3/31/20 - 11/15/46)	9,051,170	9,000,000
2.39%, dated:
11/13/18 due 12/7/18:
(Collateralized by U.S. Treasury Obligations valued at $9,192,230, 1.38% - 3.00%, 9/30/19 - 11/15/47)	9,056,165	9,000,000
(Collateralized by U.S. Treasury Obligations valued at $9,192,209, 2.00% - 3.00%, 7/31/20 - 2/15/48)	9,058,555	9,000,000
11/14/18 due 12/7/18:
(Collateralized by U.S. Treasury Obligations valued at $18,383,250, 1.13% - 2.88%, 3/31/20 - 11/15/46)	18,115,915	18,000,000
(Collateralized by U.S. Treasury Obligations valued at $9,191,629, 1.50% - 3.38%, 7/31/20 - 11/15/47)	9,059,153	9,000,000
(Collateralized by U.S. Treasury Obligations valued at $9,191,606, 1.38% - 3.63%, 2/15/20 - 11/15/47)	9,058,555	9,000,000
11/27/18 due 12/7/18 (Collateralized by U.S. Treasury Obligations valued at $18,367,338, 1.38% - 2.88%, 4/15/20 - 11/15/47)	18,070,505	18,000,000
2.4%, dated:
11/19/18 due 12/7/18 (Collateralized by U.S. Treasury Obligations valued at $9,266,223, 1.13% - 3.00%, 9/30/19 - 11/15/46)	9,050,400	9,000,000
11/30/18 due 12/7/18 (Collateralized by U.S. Treasury Obligations valued at $13,262,659, 1.00% - 2.75%, 3/15/19 - 11/15/47)	13,052,000	13,000,000
2.41%, dated 11/15/18 due 12/7/18:
(Collateralized by U.S. Treasury Obligations valued at $9,191,075, 1.50% - 2.75%, 3/31/20 - 11/15/47)	9,057,840	9,000,000
(Collateralized by U.S. Treasury Obligations valued at $9,191,095, 1.50% - 2.88%, 3/31/20 - 11/15/47)	9,059,648	9,000,000
RBC Financial Group at 2.31%, dated 11/9/18 due 12/7/18 (Collateralized by U.S. Treasury Obligations valued at $18,388,323, 1.50% - 7.63%, 11/30/20 - 2/15/27)	18,069,300	18,000,000
RBS Securities, Inc. at:
2.22%, dated 11/27/18 due 12/4/18 (Collateralized by U.S. Treasury Obligations valued at $5,101,907, 2.75%, 2/15/19)	5,002,158	5,000,000
2.23%, dated 11/28/18 due 12/5/18 (Collateralized by U.S. Treasury Obligations valued at $34,690,820, 0.00% - 1.63%, 4/11/19 - 8/31/19)	34,014,743	34,000,000
SMBC Nikko Securities America, Inc. at 2.29%, dated 11/30/18 (Collateralized by U.S. Treasury Obligations valued at $285,517,488, 1.88% - 2.88%, 10/31/20 - 8/15/23)	280,053,433	280,000,000
Societe Generale at:
2.22%, dated 11/28/18 due 12/5/18 (Collateralized by U.S. Treasury Obligations valued at $11,223,539, 2.00% - 3.38%, 6/30/24 - 5/15/44)	11,004,748	11,000,000
2.24%, dated 11/1/18 due 12/3/18 (Collateralized by U.S. Treasury Obligations valued at $20,605,199, 0.75% - 5.25%, 1/31/19 - 2/15/48)	20,039,822	20,000,000
2.26%, dated 11/30/18 due 12/7/18 (Collateralized by U.S. Treasury Obligations valued at $18,365,980, 1.38% - 8.13%, 9/30/19 - 5/15/44)	18,007,910	18,000,000
2.33%, dated 11/2/18 due 1/10/19 (Collateralized by U.S. Treasury Obligations valued at $10,315,271, 1.50% - 8.13%, 4/15/20 - 8/15/47)	10,044,658	10,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $2,295,800,000)		2,295,800,000
TOTAL INVESTMENT IN SECURITIES - 102.0%
(Cost $7,561,253,869)		7,561,253,869
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(148,841,588)
NET ASSETS - 100%		$7,412,412,281

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Security or a portion of the security was sold in a reverse repurchase transaction and pledged for the benefit of a counterparty as collateral to secure the future obligations of the Fund to repurchase the securities at an agreed-upon date and price within 7 days of period end. At period end, the value of securities pledged by the Fund for reverse repurchase transactions was $38,814,963 and the principal amount of obligations of the Fund with respect to reverse repurchase transactions was $39,000,000.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (f) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$4,712,000 due 12/03/18 at 2.30%
BNP Paribas, S.A.	$127,247
BNY Mellon Capital Markets LLC	254,494
Bank of America NA	1,043,424
Citibank NA	254,494
HSBC Securities (USA), Inc.	318,117
ING Financial Markets LLC	101,797
J.P. Morgan Securities, Inc.	326,770
Merrill Lynch, Pierce, Fenner & Smith, Inc.	229,044
Mizuho Securities USA, Inc.	333,387
Sumitomo Mitsu Bk Corp Ny (DI)	959,744
Wells Fargo Securities LLC	763,481
$4,711,999

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ U.S. Bond Index Fund

November 30, 2018

ZUB-QTLY-0119
1.9881609.101

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.7%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.:
3.4% 5/15/25	$424,000	$394,677
4.9% 8/15/37 (a)	480,000	436,270
5.15% 2/15/50 (a)	60,000	53,865
5.25% 3/1/37	150,000	142,798
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	150,000	142,124
5.462% 2/16/21	100,000	103,414
Verizon Communications, Inc.:
4.125% 3/16/27	60,000	59,324
5.012% 8/21/54	214,000	202,290
5.5% 3/16/47	342,000	357,192
		1,891,954
Entertainment - 0.2%
Time Warner, Inc.:
3.6% 7/15/25	219,000	205,381
4.65% 6/1/44	110,000	94,648
Walt Disney Co. 4.125% 6/1/44	192,000	186,135
		486,164
Media - 1.1%
21st Century Fox America, Inc. 3.7% 10/15/25	434,000	429,923
CBS Corp. 4% 1/15/26	176,000	169,254
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 5.75% 4/1/48	150,000	139,827
Comcast Corp.:
1.625% 1/15/22	1,030,000	977,229
3.7% 4/15/24	100,000	99,688
4.15% 10/15/28	150,000	148,741
4.7% 10/15/48	100,000	97,585
4.95% 10/15/58	100,000	98,215
6.95% 8/15/37	207,000	251,999
Discovery Communications LLC 3.25% 4/1/23	176,000	169,062
		2,581,523
Wireless Telecommunication Services - 0.2%
Rogers Communications, Inc. 2.9% 11/15/26	90,000	81,897
Vodafone Group PLC:
3.75% 1/16/24	300,000	292,409
4.375% 5/30/28	250,000	240,035
		614,341

TOTAL COMMUNICATION SERVICES		5,573,982

CONSUMER DISCRETIONARY - 1.5%
Automobiles - 0.3%
Ford Motor Co. 5.291% 12/8/46	112,000	90,074
General Motors Co. 6.75% 4/1/46	255,000	247,356
General Motors Financial Co., Inc.:
3.25% 1/5/23	70,000	65,864
4.375% 9/25/21	214,000	213,829
		617,123
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
3.75% 8/21/28	240,000	229,110
4.3% 2/21/48	30,000	27,228
Northwestern University 3.868% 12/1/48	120,000	113,225
		369,563
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp. 4.45% 3/1/47	153,000	143,105
Starbucks Corp. 4% 11/15/28	350,000	343,158
		486,263
Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc.:
2.8% 8/22/24	117,000	111,896
4.05% 8/22/47	228,000	214,587
		326,483
Multiline Retail - 0.2%
Dollar Tree, Inc. 3.7% 5/15/23	210,000	204,599
Nordstrom, Inc. 4% 3/15/27	110,000	104,275
Target Corp. 3.9% 11/15/47	160,000	142,337
		451,211
Specialty Retail - 0.6%
Home Depot, Inc.:
2% 4/1/21	1,202,000	1,167,840
4.5% 12/6/48	100,000	100,359
Lowe's Companies, Inc. 4.05% 5/3/47	132,000	118,838
		1,387,037

TOTAL CONSUMER DISCRETIONARY		3,637,680

CONSUMER STAPLES - 2.0%
Beverages - 0.8%
Anheuser-Busch InBev Finance, Inc. 3.65% 2/1/26	316,000	298,644
Anheuser-Busch InBev Worldwide, Inc. 4.6% 4/15/48	377,000	338,598
Constellation Brands, Inc. 3.6% 2/15/28	132,000	121,608
Maple Escrow Subsidiary, Inc. 4.417% 5/25/25 (a)	150,000	147,724
Molson Coors Brewing Co. 3% 7/15/26	254,000	226,323
PepsiCo, Inc.:
2.25% 5/2/22	632,000	611,617
3% 10/15/27	100,000	93,840
		1,838,354
Food & Staples Retailing - 0.2%
Walgreens Boots Alliance, Inc. 3.45% 6/1/26	195,000	182,585
Walmart, Inc.:
3.4% 6/26/23	100,000	99,813
3.7% 6/26/28	140,000	138,590
5.625% 4/15/41	169,000	198,220
		619,208
Food Products - 0.4%
Campbell Soup Co. 4.15% 3/15/28	260,000	241,251
Conagra Brands, Inc. 4.85% 11/1/28	280,000	278,086
General Mills, Inc. 4.2% 4/17/28	200,000	192,842
H.J. Heinz Co.:
3% 6/1/26	100,000	88,467
4.375% 6/1/46	110,000	89,439
		890,085
Tobacco - 0.6%
Altria Group, Inc. 3.875% 9/16/46	204,000	164,046
Bat Capital Corp.:
3.222% 8/15/24	200,000	184,925
3.557% 8/15/27	250,000	222,703
4.54% 8/15/47	128,000	103,951
Philip Morris International, Inc. 2.125% 5/10/23	820,000	761,151
		1,436,776

TOTAL CONSUMER STAPLES		4,784,423

ENERGY - 3.5%
Oil, Gas & Consumable Fuels - 3.5%
Anadarko Petroleum Corp. 6.6% 3/15/46	50,000	55,324
Boardwalk Pipelines LP 4.95% 12/15/24	102,000	103,303
BP Capital Markets PLC 2.52% 9/19/22	620,000	593,650
Canadian Natural Resources Ltd.:
3.85% 6/1/27	152,000	142,477
4.95% 6/1/47	40,000	37,774
Chevron Corp. 2.954% 5/16/26	231,000	217,376
ConocoPhillips Co. 4.95% 3/15/26	366,000	386,684
Devon Energy Corp. 5% 6/15/45	65,000	56,780
Ecopetrol SA:
7.375% 9/18/43	60,000	64,950
7.625% 7/23/19	220,000	225,236
Enbridge, Inc. 3.5% 6/10/24	164,000	157,434
Energy Transfer Partners LP:
4.95% 6/15/28	147,000	142,050
5.3% 4/15/47	50,000	43,584
Enterprise Products Operating LP:
2.85% 4/15/21	831,000	815,825
3.95% 2/15/27	214,000	208,008
Equinor ASA:
2.9% 11/8/20	250,000	248,151
3.625% 9/10/28	130,000	126,830
Exxon Mobil Corp. 2.222% 3/1/21	794,000	776,058
Kinder Morgan, Inc.:
5.05% 2/15/46	50,000	45,153
5.2% 3/1/48	144,000	132,693
Magellan Midstream Partners LP 5% 3/1/26	147,000	152,270
MPLX LP 4.7% 4/15/48	226,000	192,904
Noble Energy, Inc. 4.95% 8/15/47	100,000	85,852
Occidental Petroleum Corp. 4.2% 3/15/48	50,000	46,301
ONEOK, Inc. 4% 7/13/27	80,000	75,292
Petroleos Mexicanos:
5.35% 2/12/28 (a)	100,000	86,180
5.5% 6/27/44	70,000	52,487
6.35% 2/12/48 (a)	340,000	271,286
6.5% 1/23/29 (a)	160,000	147,008
Phillips 66 Co. 3.9% 3/15/28	90,000	85,393
Plains All American Pipeline LP/PAA Finance Corp. 5.75% 1/15/20	168,000	171,450
Shell International Finance BV 1.75% 9/12/21	1,227,000	1,175,295
Spectra Energy Partners LP 4.75% 3/15/24	151,000	153,247
Suncor Energy, Inc. 4% 11/15/47	114,000	97,021
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	80,000	71,126
Total Capital International SA 3.75% 4/10/24	165,000	165,693
TransCanada PipeLines Ltd. 4.875% 5/15/48	80,000	75,439
Valero Energy Corp. 4.35% 6/1/28	70,000	67,607
Williams Partners LP:
3.35% 8/15/22	190,000	184,222
3.75% 6/15/27	460,000	425,435
		8,360,848
FINANCIALS - 7.4%
Banks - 4.0%
Bank of America Corp.:
2.625% 4/19/21	1,404,000	1,374,884
3.419% 12/20/28 (b)	445,000	409,912
4.271% 7/23/29 (b)	250,000	245,516
Barclays PLC 4.375% 1/12/26	210,000	198,549
BB&T Corp. 2.75% 4/1/22	140,000	136,351
Citigroup, Inc.:
3 month U.S. LIBOR + 1.151% 3.52% 10/27/28 (b)(c)	200,000	184,191
3.142% 1/24/23 (b)	90,000	87,875
3.2% 10/21/26	80,000	73,087
4.75% 5/18/46	208,000	191,326
Credit Suisse Group Funding Guernsey Ltd. 3.8% 6/9/23	500,000	487,139
Discover Bank 3.35% 2/6/23	250,000	240,401
Fifth Third Bancorp 3.95% 3/14/28	50,000	48,847
HSBC Holdings PLC:
2.65% 1/5/22	489,000	470,782
4.292% 9/12/26 (b)	200,000	195,203
4.375% 11/23/26	400,000	383,594
Japan Bank International Cooperation 2.375% 11/16/22	400,000	386,849
JPMorgan Chase & Co.:
2.7% 5/18/23	470,000	448,625
2.95% 10/1/26	190,000	172,842
5.6% 7/15/41	325,000	358,822
Lloyds Bank PLC 3% 1/11/22	800,000	770,022
Mitsubishi UFJ Financial Group, Inc. 3.961% 3/2/28	100,000	98,813
National Australia Bank Ltd. 2.875% 4/12/23	250,000	241,545
Oesterreichische Kontrollbank 1.875% 1/20/21	250,000	244,450
Rabobank Nederland 3.75% 7/21/26	250,000	232,788
Rabobank Nederland New York Branch 2.75% 1/10/23	250,000	239,530
Regions Financial Corp. 2.75% 8/14/22	101,000	96,915
Royal Bank of Canada 4.65% 1/27/26	210,000	212,684
Santander Holdings U.S.A., Inc. 3.4% 1/18/23	60,000	56,850
Sumitomo Mitsui Financial Group, Inc.:
3.102% 1/17/23	288,000	280,382
3.936% 10/16/23	120,000	121,069
Wells Fargo & Co.:
3% 10/23/26	100,000	91,228
4.75% 12/7/46	328,000	311,131
Westpac Banking Corp.:
2.75% 1/11/23	306,000	294,297
3.65% 5/15/23	160,000	159,720
		9,546,219
Capital Markets - 1.4%
Bank New York Mellon Corp. 3.5% 4/28/23	230,000	228,610
BlackRock, Inc. 4.25% 5/24/21	152,000	155,607
Deutsche Bank AG New York Branch:
3.3% 11/16/22	100,000	93,242
4.1% 1/13/26	154,000	139,281
Goldman Sachs Group, Inc.:
3.85% 1/26/27	960,000	903,419
5.25% 7/27/21	393,000	405,655
IntercontinentalExchange, Inc. 3.75% 9/21/28	100,000	97,703
Morgan Stanley:
3.125% 1/23/23	795,000	767,914
3.625% 1/20/27	160,000	150,879
4.375% 1/22/47	130,000	118,976
5.75% 1/25/21	369,000	384,151
		3,445,437
Consumer Finance - 0.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.3% 1/23/23	401,000	381,489
4.45% 10/1/25	150,000	146,074
4.5% 5/15/21	163,000	163,915
American Express Co.:
2.5% 8/1/22	150,000	143,103
3.4% 2/27/23	50,000	48,885
Capital One Financial Corp.:
3.2% 1/30/23	80,000	77,302
3.8% 1/31/28	438,000	402,624
Ford Motor Credit Co. LLC 5.875% 8/2/21	221,000	225,166
Synchrony Financial 3% 8/15/19	169,000	167,805
Toyota Motor Credit Corp.:
2.15% 9/8/22	100,000	95,602
2.7% 1/11/23	50,000	48,220
		1,900,185
Diversified Financial Services - 0.8%
Berkshire Hathaway Finance Corp. 4.2% 8/15/48	130,000	123,605
Berkshire Hathaway, Inc. 3.125% 3/15/26	92,000	87,832
Broadcom Corp./Broadcom Cayman LP:
2.65% 1/15/23	70,000	65,346
3% 1/15/22	167,000	160,660
GE Capital International Funding Co. 4.418% 11/15/35	200,000	161,300
Halfmoon Parent, Inc.:
4.125% 11/15/25 (a)	99,000	97,784
4.375% 10/15/28 (a)	100,000	98,194
4.8% 8/15/38 (a)	80,000	77,442
4.9% 12/15/48 (a)	80,000	76,392
KfW:
2.375% 12/29/22	815,000	795,519
2.5% 11/20/24	280,000	271,353
		2,015,427
Insurance - 0.4%
ACE INA Holdings, Inc. 4.35% 11/3/45	74,000	72,416
American International Group, Inc.:
3.3% 3/1/21	320,000	316,274
4.5% 7/16/44	115,000	99,654
4.75% 4/1/48	40,000	35,970
Hartford Financial Services Group, Inc. 4.4% 3/15/48	30,000	27,345
Marsh & McLennan Companies, Inc. 4.2% 3/1/48	40,000	35,414
MetLife, Inc. 4.6% 5/13/46	90,000	88,383
Prudential Financial, Inc.:
3.878% 3/27/28	70,000	69,123
4.418% 3/27/48	100,000	93,972
The Travelers Companies, Inc. 4.05% 3/7/48	74,000	68,843
		907,394

TOTAL FINANCIALS		17,814,662

HEALTH CARE - 2.2%
Biotechnology - 0.3%
AbbVie, Inc.:
4.3% 5/14/36	25,000	22,346
4.45% 5/14/46	150,000	129,373
Amgen, Inc.:
3.2% 11/2/27	70,000	64,728
4.663% 6/15/51	100,000	92,844
Celgene Corp. 4.55% 2/20/48	204,000	176,872
Gilead Sciences, Inc.:
4.15% 3/1/47	112,000	99,277
4.75% 3/1/46	50,000	48,149
		633,589
Health Care Equipment & Supplies - 0.1%
Medtronic Global Holdings SCA 3.35% 4/1/27	100,000	96,377
Zimmer Biomet Holdings, Inc. 3.55% 4/1/25	175,000	164,898
		261,275
Health Care Providers & Services - 0.7%
Anthem, Inc. 4.101% 3/1/28	130,000	126,109
Cardinal Health, Inc.:
3.41% 6/15/27	160,000	144,239
4.368% 6/15/47	30,000	24,848
CVS Health Corp.:
2.875% 6/1/26	60,000	54,087
3.7% 3/9/23	50,000	49,204
4.78% 3/25/38	412,000	393,649
5.05% 3/25/48	120,000	116,241
Express Scripts Holding Co.:
3.05% 11/30/22	110,000	106,527
4.8% 7/15/46	230,000	216,415
Halfmoon Parent, Inc. 3.75% 7/15/23 (a)	100,000	98,657
UnitedHealth Group, Inc.:
3.85% 6/15/28	130,000	129,791
4.75% 7/15/45	182,000	188,596
WellPoint, Inc. 3.125% 5/15/22	140,000	137,172
		1,785,535
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc. 4.15% 2/1/24	173,000	173,794
Pharmaceuticals - 1.0%
Actavis Funding SCS:
4.55% 3/15/35	50,000	46,518
4.75% 3/15/45	100,000	92,735
AstraZeneca PLC 3.125% 6/12/27	140,000	129,121
Bayer U.S. Finance II LLC 2.85% 4/15/25 (a)	177,000	160,251
GlaxoSmithKline Capital, Inc. 3.375% 5/15/23	240,000	237,564
Johnson & Johnson 3.4% 1/15/38	238,000	216,828
Merck & Co., Inc. 3.7% 2/10/45	212,000	197,039
Mylan NV 5.2% 4/15/48 (a)	74,000	62,066
Novartis Capital Corp. 2.4% 5/17/22	670,000	649,120
Pfizer, Inc.:
3.2% 9/15/23	80,000	79,277
4% 12/15/36	190,000	183,522
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/26	444,000	399,730
Zoetis, Inc. 3% 9/12/27	50,000	45,788
		2,499,559

TOTAL HEALTH CARE		5,353,752

INDUSTRIALS - 1.6%
Aerospace & Defense - 0.5%
General Dynamics Corp. 3.75% 5/15/28	100,000	99,534
Lockheed Martin Corp. 4.09% 9/15/52	79,000	71,703
Northrop Grumman Corp.:
3.25% 1/15/28	100,000	93,003
4.03% 10/15/47	178,000	159,317
Rockwell Collins, Inc. 4.35% 4/15/47	100,000	91,591
United Technologies Corp.:
3.65% 8/16/23	400,000	394,247
3.75% 11/1/46	100,000	83,436
4.125% 11/16/28	220,000	216,078
		1,208,909
Air Freight & Logistics - 0.1%
FedEx Corp. 4.05% 2/15/48	80,000	67,558
United Parcel Service, Inc. 6.2% 1/15/38	134,000	162,491
		230,049
Commercial Services & Supplies - 0.1%
Republic Services, Inc. 3.95% 5/15/28	200,000	197,471
Waste Management, Inc. 3.15% 11/15/27	50,000	47,108
		244,579
Industrial Conglomerates - 0.1%
General Electric Co. 4.5% 3/11/44	200,000	159,103
Machinery - 0.4%
Caterpillar Financial Services Corp. 2.55% 11/29/22	518,000	497,095
John Deere Capital Corp.:
2.8% 3/6/23	270,000	261,730
2.8% 9/8/27	290,000	267,441
		1,026,266
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC 4.05% 6/15/48	182,000	167,638
CSX Corp.:
3.8% 3/1/28	50,000	48,264
4.3% 3/1/48	150,000	138,678
4.75% 11/15/48	40,000	39,443
Norfolk Southern Corp. 3.95% 10/1/42	185,000	165,043
Union Pacific Corp. 4% 4/15/47	90,000	80,367
		639,433
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
3.375% 6/1/21	166,000	163,090
3.625% 12/1/27	140,000	121,964
		285,054

TOTAL INDUSTRIALS		3,793,393

INFORMATION TECHNOLOGY - 2.6%
Communications Equipment - 0.4%
Cisco Systems, Inc. 1.85% 9/20/21	940,000	903,388
Electronic Equipment & Components - 0.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (a)	211,000	211,229
5.45% 6/15/23 (a)	230,000	235,150
8.35% 7/15/46 (a)	62,000	68,247
		514,626
IT Services - 0.3%
IBM Corp. 4.7% 2/19/46	204,000	199,481
Visa, Inc. 2.15% 9/15/22	480,000	459,682
		659,163
Semiconductors & Semiconductor Equipment - 0.1%
Applied Materials, Inc. 4.35% 4/1/47	90,000	84,313
Intel Corp. 3.734% 12/8/47	110,000	97,882
		182,195
Software - 0.9%
Microsoft Corp.:
2.4% 2/6/22	1,792,000	1,751,146
4.25% 2/6/47	150,000	151,740
Oracle Corp. 4% 11/15/47	388,000	351,606
		2,254,492
Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.:
2.1% 9/12/22	100,000	95,416
2.4% 1/13/23	1,242,000	1,190,839
3.75% 11/13/47	90,000	80,387
4.5% 2/23/36	110,000	113,918
Xerox Corp. 4.5% 5/15/21	160,000	157,230
		1,637,790

TOTAL INFORMATION TECHNOLOGY		6,151,654

MATERIALS - 0.6%
Chemicals - 0.5%
DowDuPont, Inc.:
4.205% 11/15/23	100,000	100,887
4.725% 11/15/28	100,000	101,402
Eastman Chemical Co. 4.5% 12/1/28	226,000	220,317
LYB International Finance BV 4% 7/15/23	153,000	152,130
LYB International Finance II BV 3.5% 3/2/27	290,000	263,959
Sherwin-Williams Co.:
2.75% 6/1/22	70,000	67,134
4.5% 6/1/47	100,000	88,209
The Dow Chemical Co. 8.55% 5/15/19	168,000	171,981
The Mosaic Co. 4.05% 11/15/27	40,000	37,984
		1,204,003
Metals & Mining - 0.1%
BHP Billiton Financial (U.S.A.) Ltd. 5% 9/30/43	151,000	159,582
Vale Overseas Ltd. 5.875% 6/10/21	179,000	187,503
		347,085

TOTAL MATERIALS		1,551,088

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
American Tower Corp. 3.6% 1/15/28	70,000	64,361
Boston Properties, Inc. 4.125% 5/15/21	165,000	166,514
Corporate Office Properties LP 3.6% 5/15/23	80,000	77,113
ERP Operating LP 3.5% 3/1/28	160,000	152,474
Kimco Realty Corp. 2.8% 10/1/26	216,000	191,254
Simon Property Group LP 4.25% 11/30/46	116,000	107,836
Ventas Realty LP:
3.125% 6/15/23	163,000	157,431
4% 3/1/28	184,000	175,667
Welltower, Inc. 4.25% 4/15/28	174,000	169,237
		1,261,887
UTILITIES - 1.5%
Electric Utilities - 1.0%
Commonwealth Edison Co. 4% 3/1/48	208,000	192,647
Duke Energy Carolinas LLC 4% 9/30/42	179,000	165,557
Duke Energy Corp. 3.15% 8/15/27	352,000	323,197
Exelon Corp. 3.95% 6/15/25	163,000	159,678
Florida Power & Light Co. 4.05% 10/1/44	170,000	162,016
MidAmerican Energy Co. 3.95% 8/1/47	100,000	92,498
Pacific Gas & Electric Co. 3.95% 12/1/47	100,000	75,107
Southern Co. 3.25% 7/1/26	765,000	707,649
Tampa Electric Co. 4.45% 6/15/49	140,000	133,631
Virginia Electric & Power Co.:
3.8% 4/1/28	90,000	88,493
3.8% 9/15/47	60,000	53,323
Xcel Energy, Inc. 3.35% 12/1/26	316,000	301,903
		2,455,699
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co. 3.25% 4/15/28	250,000	235,161
CenterPoint Energy, Inc. 2.5% 9/1/22	29,000	27,425
Consolidated Edison Co. of New York, Inc.:
4.5% 5/15/58	120,000	110,851
4.65% 12/1/48	80,000	79,926
DTE Energy Co. 3.8% 3/15/27	90,000	86,679
NiSource Finance Corp. 3.49% 5/15/27	442,000	415,779
Public Service Enterprise Group, Inc. 2.65% 11/15/22	80,000	76,259
Sempra Energy:
3.4% 2/1/28	50,000	45,496
4% 2/1/48	136,000	112,325
		1,189,901

TOTAL UTILITIES		3,645,600

TOTAL NONCONVERTIBLE BONDS
(Cost $64,206,401)		61,928,969

U.S. Government and Government Agency Obligations - 43.8%
U.S. Government Agency Obligations - 1.9%
Fannie Mae:
1% 8/28/19	$460,000	$454,354
2% 10/5/22	190,000	183,597
2.375% 1/19/23	655,000	640,916
2.875% 9/12/23	150,000	149,478
Federal Home Loan Bank:
2% 9/9/22	200,000	192,897
2.625% 10/1/20	1,100,000	1,095,393
3.25% 11/16/28	30,000	29,903
Freddie Mac:
1.375% 5/1/20	1,170,000	1,147,167
1.75% 5/30/19	450,000	448,187
2.75% 6/19/23	50,000	49,588
Tennessee Valley Authority:
2.875% 2/1/27	145,000	140,271
4.25% 9/15/65	50,000	53,258

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		4,585,009

U.S. Treasury Obligations - 41.9%
U.S. Treasury Bonds:
2.5% 2/15/45	543,000	466,068
2.5% 2/15/46	145,000	123,913
2.75% 8/15/47	47,000	42,135
2.75% 11/15/47	1,167,000	1,045,377
2.875% 11/15/46	208,000	191,620
3% 11/15/44	326,000	308,910
3% 2/15/47	587,000	554,233
3% 5/15/47	80,000	75,472
3% 2/15/48	437,000	411,651
3% 8/15/48	95,000	89,497
3.125% 8/15/44	516,000	500,399
3.125% 5/15/48	159,000	153,491
3.375% 5/15/44	142,000	143,814
3.625% 2/15/44	478,000	504,253
3.75% 8/15/41	222,000	239,101
3.75% 11/15/43	7,018,000	7,553,123
4.375% 2/15/38	270,000	317,208
4.375% 11/15/39	132,000	155,141
4.375% 5/15/41	2,101,000	2,472,861
4.5% 5/15/38	498,000	594,449
5% 5/15/37	1,496,000	1,886,246
U.S. Treasury Notes:
0.75% 2/15/19	190,000	189,382
0.75% 8/15/19	294,000	290,141
0.875% 9/15/19	106,000	104,526
1% 3/15/19	420,000	418,325
1% 10/15/19	20,000	19,710
1.125% 2/28/19	2,187,000	2,180,300
1.125% 7/31/21	313,000	299,453
1.125% 9/30/21	549,000	524,059
1.25% 6/30/19	4,234,000	4,201,583
1.25% 8/31/19	734,000	726,316
1.375% 2/15/20	671,000	659,939
1.375% 9/15/20	4,690,000	4,574,582
1.375% 9/30/20	6,449,000	6,285,256
1.5% 4/15/20	70,000	68,794
1.5% 5/15/20	370,000	363,221
1.5% 6/15/20	50,000	49,027
1.5% 7/15/20	575,000	563,141
1.5% 8/15/20	119,000	116,439
1.5% 8/15/26	465,000	418,809
1.625% 6/30/19	4,851,000	4,823,903
1.625% 3/15/20	2,479,000	2,442,783
1.625% 10/15/20	70,000	68,493
1.625% 2/15/26	4,986,000	4,564,138
1.75% 11/30/19	657,000	650,584
1.75% 11/15/20	220,000	215,583
1.75% 5/31/22	130,000	125,318
1.75% 6/30/22	728,000	701,269
1.875% 12/31/19	67,000	66,369
1.875% 12/15/20	388,000	380,998
1.875% 2/28/22	1,840,000	1,785,663
1.875% 3/31/22	1,271,000	1,232,522
1.875% 7/31/22	622,000	601,153
1.875% 9/30/22	2,086,000	2,013,071
1.875% 8/31/24	501,000	474,619
2% 1/31/20	215,000	213,152
2% 1/15/21	761,000	748,396
2% 11/30/22	552,000	534,491
2% 5/31/24	5,318,000	5,081,806
2% 6/30/24	210,000	200,509
2% 11/15/26	425,000	396,146
2.125% 12/31/22	210,000	204,168
2.125% 2/29/24	831,000	800,941
2.125% 3/31/24	320,000	308,238
2.125% 7/31/24	150,000	144,070
2.125% 11/30/24	320,000	306,438
2.25% 3/31/20	880,000	873,916
2.25% 2/15/21	1,180,000	1,165,849
2.25% 12/31/23	3,883,000	3,770,454
2.25% 12/31/24	30,000	28,920
2.25% 2/15/27	1,640,000	1,554,348
2.25% 8/15/27	595,000	561,485
2.25% 11/15/27	642,000	604,558
2.375% 4/30/20	520,000	517,014
2.375% 3/15/21	190,000	188,174
2.375% 4/15/21	1,159,000	1,147,274
2.375% 1/31/23	86,000	84,424
2.375% 5/15/27	1,273,000	1,216,461
2.5% 6/30/20	292,000	290,643
2.5% 3/31/23	1,659,000	1,635,865
2.5% 1/31/25	410,000	400,711
2.625% 5/15/21	2,550,000	2,538,346
2.625% 6/15/21	2,032,000	2,022,316
2.625% 7/15/21	1,067,000	1,061,707
2.625% 2/28/23	1,495,000	1,482,094
2.625% 6/30/23	2,011,000	1,992,304
2.75% 9/30/20	160,000	159,813
2.75% 9/15/21	698,000	696,664
2.75% 4/30/23	1,347,000	1,341,791
2.75% 5/31/23	1,025,000	1,021,276
2.75% 7/31/23	1,141,000	1,136,365
2.75% 8/31/23	690,000	687,359
2.75% 2/28/25	280,000	277,550
2.75% 6/30/25	237,000	234,686
2.75% 2/15/28	627,000	614,338
2.875% 10/31/20	614,000	614,600
2.875% 10/15/21	925,000	926,156
2.875% 10/31/23	214,000	214,293
2.875% 4/30/25	179,000	178,671
2.875% 7/31/25	258,000	257,365
2.875% 5/15/28	12,000	11,870
2.875% 8/15/28	225,000	222,434
3.125% 11/15/28	256,000	258,590

TOTAL U.S. TREASURY OBLIGATIONS		100,957,470

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $106,670,487)		105,542,479

U.S. Government Agency - Mortgage Securities - 28.6%
Fannie Mae - 15.8%
2.5% 11/1/31 to 4/1/47	3,709,719	3,553,826
2.5% 12/1/33 (d)	200,000	192,906
2.5% 12/1/33 (d)	100,000	96,453
3% 10/1/30 to 4/1/47	8,031,597	7,766,006
3% 12/1/33 (d)	100,000	98,703
3% 12/1/48 (d)	100,000	95,359
3% 12/1/48 (d)	750,000	715,195
3.5% 12/1/25 to 2/1/48	9,072,339	8,965,604
3.5% 12/1/48 (d)	300,000	294,258
4% 11/1/43 to 5/1/48	6,697,668	6,764,725
4% 10/1/47	899,914	906,558
4% 12/1/48 (d)	500,000	502,969
4% 12/1/48 (d)	600,000	603,563
4.5% 2/1/47 to 8/1/48	3,631,976	3,741,769
4.5% 12/1/48 (d)	200,000	205,656
5% 4/1/25 to 11/1/44	268,611	283,826
5% 12/1/48 (d)	300,000	313,817
5% 12/1/48 (d)	1,050,000	1,098,361
5.5% 7/1/23 to 9/1/40	1,607,091	1,715,371
5.5% 12/1/48 (d)	100,000	106,420

TOTAL FANNIE MAE		38,021,345

Freddie Mac - 4.7%
3% 11/1/30 to 12/1/47	4,250,007	4,082,108
3.5% 11/1/45 to 5/1/48	4,819,515	4,732,218
4% 6/1/46	590,835	598,935
4% 12/1/48 (d)	2,000,000	2,011,953

TOTAL FREDDIE MAC		11,425,214

Ginnie Mae - 8.1%
2.5% 3/20/47 to 10/20/47	146,378	136,731
3% 9/20/46 to 9/20/48	4,735,180	4,565,375
3% 12/1/48 (d)	50,000	48,137
3% 12/1/48 (d)	50,000	48,137
3.5% 4/20/46 to 5/20/48	6,900,650	6,835,672
3.5% 12/1/48 (d)	100,000	98,875
3.5% 12/1/48 (d)	300,000	296,625
3.5% 12/1/48 (d)	200,000	197,750
4% 12/20/45 to 11/20/48	4,021,137	4,078,076
4% 12/1/48 (d)	200,000	202,484
4.5% 6/20/45 to 8/20/48	1,481,120	1,532,518
4.5% 12/1/48 (d)	200,000	206,266
4.5% 12/1/48 (d)	100,000	103,133
4.5% 12/1/48 (d)	100,000	103,133
4.5% 12/1/48 (d)	100,000	103,133
5% 11/20/45 to 4/20/48	643,734	673,228
5% 12/1/48 (d)	100,000	104,287
5.5% 12/20/44 to 10/20/46	154,508	165,891

TOTAL GINNIE MAE		19,499,451

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $69,811,375)		68,946,010

Asset-Backed Securities - 0.2%
American Express Credit Account Master Trust Series 2017-3 Class A, 1.77% 11/15/22	$100,000	$98,177
CarMax Auto Owner Trust Series 2018-3 Class A3, 3.13% 6/15/23	100,000	99,753
Citibank Credit Card Issuance Trust Series 2018-A6 Class A6, 3.21% 12/7/24	200,000	199,167
Discover Card Master Trust Series 2018-A1 Class A1, 3.03% 8/15/25	100,000	99,291
Ford Credit Floorplan Master Owner Trust Series 2018-2 Class A, 3.17% 3/15/25	50,000	49,546
TOTAL ASSET-BACKED SECURITIES
(Cost $549,931)		545,934

Commercial Mortgage Securities - 1.6%
BANK sequential payer Series 2017-BNK4 Class ASB, 3.419% 5/15/50	30,000	29,611
Citigroup Commercial Mortgage Trust sequential payer:
Series 2015-GC29 Class A4, 3.192% 4/10/48	500,000	485,025
Series 2016-C1 Class A4, 3.209% 5/10/49	480,000	460,943
COMM Mortgage Trust:
sequential payer:
Series 2013-CR13 Class A3, 3.928% 11/10/46	50,000	50,786
Series 2014-LC15 Class A4, 4.006% 4/10/47	50,000	50,846
Series 2013-CR6 Class A4, 3.101% 3/10/46	200,000	196,600
Freddie Mac:
sequential payer Series K057 Class A2, 2.57% 7/25/26	330,000	310,112
Series 2017-K727 Class A2, 2.946% 7/25/24	60,000	58,864
Series K064 Class A2, 3.224% 3/25/27	250,000	244,177
Series K068 Class A2, 3.244% 8/25/27	570,000	554,408
Series K730 Class A2, 3.59% 1/25/25	50,000	50,410
GS Mortgage Securities Trust sequential payer Series 2014-GC26 Class A4, 3.364% 11/10/47	340,000	334,390
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C21 Class A5, 3.7748% 8/15/47	50,000	50,293
Series 2014-C24 Class A5, 3.6385% 11/15/47	400,000	398,165
Morgan Stanley BAML Trust sequential payer Series 2013-C11 Class A4, 4.3025% 8/15/46 (b)	160,000	164,149
WF-RBS Commercial Mortgage Trust sequential payer Series 2013-C14 Class A4, 3.073% 6/15/46	370,000	362,951
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $3,879,181)		3,801,730

Municipal Securities - 0.6%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 7.834% 2/15/41	170,000	241,456
California Gen. Oblig.:
Series 2009, 7.55% 4/1/39	$70,000	$98,865
Series 2018, 3.5% 4/1/28	175,000	170,368
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	140,000	147,791
Massachusetts Gen. Oblig. Series 2009 E, 5.456% 12/1/39	145,000	170,066
New Jersey Tpk. Auth. Tpk. Rev. Series 2010 A, 7.102% 1/1/41	140,000	189,041
New York Metropolitan Trans. Auth. Rev. Series 2010 E, 6.814% 11/15/40	130,000	167,366
Port Auth. of New York & New Jersey Series 180, 4.96% 8/1/46	70,000	77,025
Texas Gen. Oblig. Series 2015 C, 3.738% 10/1/31	190,000	188,676
TOTAL MUNICIPAL SECURITIES
(Cost $1,488,141)		1,450,654

Foreign Government and Government Agency Obligations - 1.8%
Alberta Province 3.3% 3/15/28	$225,000	$221,661
Canadian Government 2% 11/15/22	155,000	149,589
Chilean Republic 3.24% 2/6/28	200,000	188,500
Colombian Republic:
3.875% 4/25/27	200,000	189,302
8.125% 5/21/24	275,000	320,925
11.75% 2/25/20	220,000	241,450
Hungarian Republic 7.625% 3/29/41	60,000	80,261
Manitoba Province 1.75% 5/30/19	130,000	129,344
Ontario Province:
2.4% 2/8/22	100,000	97,571
2.5% 4/27/26	300,000	283,365
Panamanian Republic:
4.5% 4/16/50	200,000	186,500
6.7% 1/26/36	70,000	84,175
Peruvian Republic 6.55% 3/14/37	150,000	184,125
Philippine Republic:
3% 2/1/28	200,000	185,146
9.5% 2/2/30	70,000	101,359
Polish Government 5% 3/23/22	130,000	135,787
Province of Quebec 2.75% 4/12/27	320,000	305,227
United Mexican States:
3.5% 1/21/21	595,000	590,978
3.625% 3/15/22	150,000	147,441
3.75% 1/11/28	400,000	370,000
5.55% 1/21/45	50,000	49,188
Uruguay Republic 4.975% 4/20/55	110,000	100,991
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $4,435,432)		4,342,885

Supranational Obligations - 0.7%
Asian Development Bank:
1.75% 9/13/22	83,000	79,296
2.5% 11/2/27	20,000	18,956
European Investment Bank:
2% 12/15/22	118,000	113,402
2.25% 8/15/22	685,000	666,319
3.125% 12/14/23	110,000	110,467
Inter-American Development Bank 4.375% 1/24/44	190,000	216,826
International Bank for Reconstruction & Development:
1.875% 10/27/26	320,000	293,038
2.75% 7/23/21	120,000	119,471
International Finance Corp.:
2.25% 1/25/21	50,000	49,327
2.875% 7/31/23	39,000	38,763
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $1,720,118)		1,705,865

Bank Notes - 0.2%
Bank of Nova Scotia 2.45% 9/19/22
(Cost $362,810)	374,000	358,603
TOTAL BANK NOTES
(Cost $362,810)		358,603
	Shares	Value

Money Market Funds - 0.6%
Fidelity Cash Central Fund, 2.27% (e)
(Cost $1,541,019)	1,540,711	1,541,019
TOTAL INVESTMENT IN SECURITIES - 103.8%
(Cost $254,664,895)		250,164,148
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(9,086,519)
NET ASSETS - 100%		$241,077,629

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
4% 12/1/48	$(900,000)	$(905,344)
5% 12/1/48	(500,000)	(523,029)
TOTAL TBA SALE COMMITMENTS
(Proceeds $1,428,469)		$(1,428,373)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,327,745 or 1.0% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,606
Total	$5,606

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$61,928,969	$--	$61,928,969	$--
U.S. Government and Government Agency Obligations	105,542,479	--	105,542,479	--
U.S. Government Agency - Mortgage Securities	68,946,010	--	68,946,010	--
Asset-Backed Securities	545,934	--	545,934	--
Commercial Mortgage Securities	3,801,730	--	3,801,730	--
Municipal Securities	1,450,654	--	1,450,654	--
Foreign Government and Government Agency Obligations	4,342,885	--	4,342,885	--
Supranational Obligations	1,705,865	--	1,705,865	--
Bank Notes	358,603	--	358,603	--
Money Market Funds	1,541,019	1,541,019	--	--
Total Investments in Securities:	$250,164,148	$1,541,019	$248,623,129	$--
Other Financial Instruments:
TBA Sale Commitments	$(1,428,373)	$--	$(1,428,373)	$--
Total Other Financial Instruments:	$(1,428,373)	$--	$(1,428,373)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Short-Term Bond Fund

November 30, 2018

ZSB-QTLY-0119
1.9881601.101

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 46.1%
	Principal Amount	Value
COMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 0.3%
Verizon Communications, Inc.:
2.946% 3/15/22	$8,000	$7,838
3.125% 3/16/22	10,000	9,865
		17,703
Media - 3.0%
CBS Corp. 2.3% 8/15/19	50,000	49,673
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.579% 7/23/20	25,000	24,908
4.464% 7/23/22	25,000	25,040
Comcast Corp.:
3.45% 10/1/21	10,000	10,011
5.15% 3/1/20	50,000	51,150
Discovery Communications LLC 3 month U.S. LIBOR + 0.710% 3.0475% 9/20/19 (a)(b)	8,000	8,012
		168,794

TOTAL COMMUNICATION SERVICES		186,497

CONSUMER DISCRETIONARY - 2.4%
Automobiles - 2.1%
American Honda Finance Corp. 2% 2/14/20	50,000	49,309
BMW U.S. Capital LLC 2.15% 4/6/20 (c)	17,000	16,759
General Motors Financial Co., Inc.:
2.65% 4/13/20	7,000	6,910
3.15% 1/15/20	50,000	49,659
		122,637
Diversified Consumer Services - 0.2%
Ingersoll-Rand Global Holding Co. Ltd. 2.9% 2/21/21	9,000	8,896
Household Durables - 0.1%
D.R. Horton, Inc. 2.55% 12/1/20	7,000	6,811

TOTAL CONSUMER DISCRETIONARY		138,344

CONSUMER STAPLES - 2.7%
Beverages - 1.1%
Constellation Brands, Inc. 3 month U.S. LIBOR + 0.700% 3.2093% 11/15/21 (a)(b)	15,000	14,898
PepsiCo, Inc. 1.35% 10/4/19	50,000	49,339
		64,237
Food & Staples Retailing - 0.2%
Alimentation Couche-Tard, Inc. 2.35% 12/13/19 (c)	10,000	9,889
Food Products - 0.5%
Conagra Brands, Inc. 3.8% 10/22/21	10,000	9,979
General Mills, Inc.:
3 month U.S. LIBOR + 0.540% 2.9764% 4/16/21 (a)(b)	10,000	9,956
3.2% 4/16/21	2,000	1,981
Tyson Foods, Inc. 3 month U.S. LIBOR + 0.450% 3.1566% 5/30/19 (a)(b)	9,000	9,001
		30,917
Tobacco - 0.9%
Bat Capital Corp. 2.297% 8/14/20	50,000	48,640

TOTAL CONSUMER STAPLES		153,683

ENERGY - 6.1%
Oil, Gas & Consumable Fuels - 6.1%
BP Capital Markets PLC:
1.768% 9/19/19	10,000	9,882
2.315% 2/13/20	50,000	49,479
Cenovus Energy, Inc. 3% 8/15/22	10,000	9,416
Devon Energy Corp. 3.25% 5/15/22	20,000	19,315
Energy Transfer Partners LP:
3.6% 2/1/23	7,000	6,754
4.2% 9/15/23	4,000	3,919
Enterprise Products Operating LP 2.55% 10/15/19	50,000	49,640
EOG Resources, Inc. 2.45% 4/1/20	10,000	9,869
EQT Corp. 2.5% 10/1/20	5,000	4,859
Kinder Morgan Energy Partners LP 2.65% 2/1/19	25,000	24,955
MPLX LP 4.5% 7/15/23	2,000	2,008
Petroleos Mexicanos 5.375% 3/13/22	20,000	19,559
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	9,000	8,743
Schlumberger Investment SA 3.3% 9/14/21 (c)	25,000	24,928
Shell International Finance BV 2.125% 5/11/20	50,000	49,252
Sunoco Logistics Partner Operations LP 5.5% 2/15/20	7,000	7,132
TransCanada PipeLines Ltd. 2.125% 11/15/19	10,000	9,884
Western Gas Partners LP 5.375% 6/1/21	10,000	10,257
Williams Partners LP 3.6% 3/15/22	28,000	27,491
		347,342
FINANCIALS - 18.1%
Banks - 9.2%
Bank of America Corp. 2.65% 4/1/19	100,000	99,853
Bank of Montreal 2.1% 12/12/19	50,000	49,460
Bank of Nova Scotia 2.35% 10/21/20	50,000	49,114
Citigroup, Inc. 2.4% 2/18/20	75,000	74,142
JPMorgan Chase & Co.:
2.25% 1/23/20	100,000	98,784
3.514% 6/18/22 (a)	12,000	11,954
Mitsubishi UFJ Financial Group, Inc. 3.535% 7/26/21	50,000	49,976
Regions Financial Corp. 2.75% 8/14/22	10,000	9,596
Royal Bank of Canada 2.15% 10/26/20	10,000	9,784
Santander Holdings U.S.A., Inc. 4.45% 12/3/21	10,000	10,018
SunTrust Bank 2.25% 1/31/20	9,000	8,905
Westpac Banking Corp. 2.15% 3/6/20	50,000	49,309
		520,895
Capital Markets - 4.1%
Cboe Global Markets, Inc. 1.95% 6/28/19	9,000	8,938
Deutsche Bank AG 2.7% 7/13/20	10,000	9,725
Deutsche Bank AG London Branch 2.85% 5/10/19	25,000	24,850
Goldman Sachs Group, Inc. 2% 4/25/19	75,000	74,673
Moody's Corp. 3.25% 6/7/21	6,000	5,945
Morgan Stanley 2.65% 1/27/20	100,000	99,171
TD Ameritrade Holding Corp. 3 month U.S. LIBOR + 0.430% 2.971% 11/1/21 (a)(b)	10,000	9,997
		233,299
Consumer Finance - 2.3%
American Express Credit Corp. 2.2% 3/3/20	50,000	49,293
Aviation Capital Group LLC 3 month U.S. LIBOR + 0.950% 3.6425% 6/1/21 (a)(b)(c)	10,000	10,002
Capital One Financial Corp. 2.5% 5/12/20	20,000	19,704
Synchrony Financial 3% 8/15/19	5,000	4,965
Toyota Motor Credit Corp. 1.95% 4/17/20	50,000	49,170
		133,134
Diversified Financial Services - 0.6%
AIG Global Funding 3.35% 6/25/21 (c)	10,000	9,957
AXA Equitable Holdings, Inc. 3.9% 4/20/23 (c)	2,000	1,961
Brixmor Operating Partnership LP 3.875% 8/15/22	13,000	12,894
Halfmoon Parent, Inc. 3 month U.S. LIBOR + 0.650% 2.9841% 9/17/21 (a)(b)(c)	10,000	9,926
		34,738
Insurance - 1.9%
American International Group, Inc. 2.3% 7/16/19	50,000	49,711
Marsh & McLennan Companies, Inc. 2.75% 1/30/22	7,000	6,802
Prudential Financial, Inc. 2.35% 8/15/19	50,000	49,705
		106,218

TOTAL FINANCIALS		1,028,284

HEALTH CARE - 5.3%
Biotechnology - 1.0%
AbbVie, Inc. 2.5% 5/14/20	10,000	9,853
Amgen, Inc. 2.2% 5/22/19	50,000	49,779
		59,632
Health Care Equipment & Supplies - 0.9%
Abbott Laboratories 2.9% 11/30/21	10,000	9,769
Becton, Dickinson & Co.:
3 month U.S. LIBOR + 0.875% 3.2611% 12/29/20 (a)(b)	13,000	12,951
2.404% 6/5/20	20,000	19,630
Zimmer Biomet Holdings, Inc. 3 month U.S. LIBOR + 0.750% 3.0888% 3/19/21 (a)(b)	8,000	7,974
		50,324
Health Care Providers & Services - 2.2%
CVS Health Corp.:
3 month U.S. LIBOR + 0.720% 3.0471% 3/9/21 (a)(b)	10,000	10,006
2.8% 7/20/20	25,000	24,667
3.35% 3/9/21	58,000	57,456
Express Scripts Holding Co.:
2.6% 11/30/20	2,000	1,959
4.75% 11/15/21	4,000	4,101
Halfmoon Parent, Inc. 3.4% 9/17/21 (c)	10,000	9,914
Humana, Inc. 2.5% 12/15/20	10,000	9,775
WellPoint, Inc. 3.125% 5/15/22	10,000	9,798
		127,676
Pharmaceuticals - 1.2%
Actavis Funding SCS 3% 3/12/20	25,000	24,840
GlaxoSmithKline Capital PLC 3.125% 5/14/21	20,000	19,895
Mylan NV 2.5% 6/7/19	13,000	12,925
Teva Pharmaceutical Finance Netherlands III BV 2.2% 7/21/21	10,000	9,285
		66,945

TOTAL HEALTH CARE		304,577

INDUSTRIALS - 2.4%
Aerospace & Defense - 0.2%
Northrop Grumman Corp. 2.08% 10/15/20	10,000	9,770
United Technologies Corp. 3.35% 8/16/21	3,000	2,991
		12,761
Airlines - 0.4%
Delta Air Lines, Inc.:
2.875% 3/13/20	10,000	9,919
3.4% 4/19/21	9,000	8,894
		18,813
Machinery - 1.0%
John Deere Capital Corp. 3.125% 9/10/21	50,000	49,696
Westinghouse Air Brake Co. 3 month U.S. LIBOR + 1.050% 3.3815% 9/15/21 (a)(b)	8,000	8,002
		57,698
Trading Companies & Distributors - 0.8%
Air Lease Corp.:
2.125% 1/15/20	5,000	4,919
2.5% 3/1/21	6,000	5,824
3.5% 1/15/22	10,000	9,832
International Lease Finance Corp. 5.875% 8/15/22	25,000	26,207
		46,782

TOTAL INDUSTRIALS		136,054

INFORMATION TECHNOLOGY - 1.5%
Electronic Equipment & Components - 1.4%
Amphenol Corp. 2.2% 4/1/20	16,000	15,730
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (c)	50,000	49,893
5.45% 6/15/23 (c)	3,000	3,067
Tyco Electronics Group SA 3 month U.S. LIBOR + 0.450% 3.1881% 6/5/20 (a)(b)	10,000	9,996
		78,686
Semiconductors & Semiconductor Equipment - 0.1%
Analog Devices, Inc. 2.85% 3/12/20	8,000	7,951

TOTAL INFORMATION TECHNOLOGY		86,637

MATERIALS - 0.2%
Chemicals - 0.2%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.3% 5/1/23 (c)	6,000	5,891
The Mosaic Co. 3.25% 11/15/22	5,000	4,848
		10,739
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Digital Realty Trust LP 3.4% 10/1/20	7,000	6,974
UTILITIES - 4.0%
Electric Utilities - 1.4%
American Electric Power Co., Inc. 2.15% 11/13/20	6,000	5,843
Edison International 2.125% 4/15/20	30,000	29,110
Eversource Energy 2.5% 3/15/21	9,000	8,803
Exelon Corp. 3.497% 6/1/22 (a)	20,000	19,398
ITC Holdings Corp. 2.7% 11/15/22	6,000	5,728
Mississippi Power Co. 3 month U.S. LIBOR + 0.650% 3.031% 3/27/20 (a)(b)	3,000	3,000
Southern Co. 1.85% 7/1/19	10,000	9,918
		81,800
Multi-Utilities - 2.6%
Berkshire Hathaway Energy Co. 2.375% 1/15/21	10,000	9,793
Dominion Resources, Inc. 1.6% 8/15/19	50,000	49,418
NiSource, Inc. 3.65% 6/15/23 (c)	4,000	3,934
Sempra Energy 2.4% 2/1/20	25,000	24,545
WEC Energy Group, Inc. 3.375% 6/15/21	10,000	9,926
Wisconsin Energy Corp. 2.45% 6/15/20	50,000	49,292
		146,908

TOTAL UTILITIES		228,708

TOTAL NONCONVERTIBLE BONDS
(Cost $2,659,987)		2,627,839

U.S. Treasury Obligations - 38.5%
U.S. Treasury Notes:
1.625% 7/31/20	$150,000	$147,117
1.75% 12/31/20	650,000	636,416
1.75% 11/30/21	675,000	654,302
1.875% 9/30/22	100,000	96,504
2% 12/31/21	450,000	439,154
3.625% 8/15/19	220,000	221,444
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,213,864)		2,194,937

Asset-Backed Securities - 10.1%
Ally Master Owner Trust:
Series 2018-1 Class A1, 2.7% 1/17/23	$10,000	$9,880
Series 2018-2 Class A, 3.29% 5/15/23	10,000	9,984
American Express Credit Account Master Trust Series 2017-3 Class A, 1.77% 11/15/22	100,000	98,177
Bank of America Credit Card Master Trust:
Series 2017-A1 Class A1, 1.95% 8/15/22	12,000	11,823
Series 2017-A2 Class A2, 1.84% 1/17/23	10,000	9,782
Series 2018-A1 Class A1, 2.7% 7/17/23	10,000	9,907
Series 2018-A2 Class A2, 3% 9/15/23	10,000	9,971
BMW Vehicle Lease Trust Series 2018-1 Class A3, 3.26% 7/20/21	5,000	5,003
Canadian Pacer Auto Receivables Trust:
Series 2018-1A Class A3, 3% 11/19/21 (c)	10,000	9,967
Series 2018-2A Class A3, 3.27% 12/19/22 (c)	9,000	9,005
Capital One Multi-Asset Execution Trust:
Series 2015-A8 Class A8, 2.05% 8/15/23	7,000	6,867
Series 2017-A1 Class A1, 2% 1/17/23	13,000	12,821
Series 2017-A4 Class A4, 1.99% 7/17/23	16,000	15,671
Series 2018-A1 Class A1, 3.01% 2/15/24	8,000	7,983
CarMax Auto Owner Trust:
Series 2017-3 Class A3, 1.97% 4/15/22	5,000	4,922
Series 2017-4 Class A3, 2.11% 10/17/22	5,000	4,930
Series 2018-2 Class A3, 2.98% 1/17/23	6,000	5,976
Series 2018-4 Class A3, 3.36% 9/15/23	7,000	7,020
Citibank Credit Card Issuance Trust Series 2017-A3 Class A3, 1.92% 4/7/22	100,000	98,519
CNH Equipment Trust Series 2018-A Class A3, 3.12% 7/17/23	10,000	9,991
Fifth Third Auto Trust Series 2017-1 Class A3, 1.8% 2/15/22	6,000	5,919
Ford Credit Auto Owner Trust Series 2018-A Class A3, 3.03% 11/15/22	10,000	9,986
Ford Credit Floorplan Master Owner Trust:
Series 2016-3 Class A1, 1.55% 7/15/21	35,000	34,682
Series 2017-2 Class A1, 2.16% 9/15/22	10,000	9,803
GM Financial Automobile Leasing Trust Series 2018-2 Class A3, 3.06% 6/21/21	6,000	5,993
GM Financial Consumer Automobile Receivables Trust Series 2017-2A Class A3, 1.86% 12/16/21 (c)	9,000	8,884
GM Financial Securitized Term Automobile Recievables Trust 2.32% 7/18/22	5,000	4,922
Honda Auto Receivables Owner Trust Series 2017-1 Class A3, 1.72% 7/21/21	7,911	7,833
Hyundai Auto Receivables Trust Series 2018-A Class A3, 2.79% 7/15/22	7,000	6,964
Mercedes-Benz Auto Lease Trust Series 2018-A Class A3, 2.41% 2/16/21	9,000	8,946
Navistar Financial Dealer Note Master Trust Series 2018-1 Class A, 1 month U.S. LIBOR + 0.630% 2.9449% 9/25/23 (a)(b)(c)	11,000	10,996
Nissan Auto Receivables Owner Trust Series 2016-B Class A3, 1.32% 1/15/21	28,751	28,526
Santander Retail Auto Lease Trust Series 2018-A Class A3, 2.93% 5/20/21 (c)	9,000	8,961
Securitized Term Auto Receivables Trust:
Series 2017-1A Class A3, 1.89% 8/25/20 (c)	5,121	5,098
Series 2017-2A Class A3, 2.04% 4/26/21 (c)	6,000	5,930
Tesla Auto Lease Trust Series 2018-A Class A, 2.32% 12/20/19 (c)	5,431	5,411
Toyota Auto Receivables Owner Trust Series 2018-B Class A3, 2.96% 9/15/22	10,000	9,977
USAA Auto Owner Trust Series 2017-1 Class A3, 1.7% 5/17/21	3,000	2,974
World Omni Auto Receivables Trust Series 2016-B Class A3, 1.3% 2/15/22	37,404	36,949
TOTAL ASSET-BACKED SECURITIES
(Cost $582,964)		576,953

Commercial Mortgage Securities - 2.9%
Benchmark Mortgage Trust Series 2018-B7 Class A1, 3.436% 11/15/51	10,000	10,033
Citigroup Commercial Mortgage Trust Series 2017-P7 Class A1, 2.008% 4/14/50	39,412	38,719
COMM Mortgage Trust sequential payer:
Series 2012-LC4 Class A4, 3.288% 12/10/44	9,858	9,809
Series 2014-CR18 Class ASB, 3.452% 7/15/47	12,000	12,010
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 3.0565% 7/15/32 (a)(b)(c)	10,000	9,968
GS Mortgage Securities Trust:
sequential payer Series 2012-GC6 Class A3, 3.482% 1/10/45	9,962	9,982
Series 2017-GS8 Class A1, 2.222% 11/10/50	9,389	9,155
JPMBB Commercial Mortgage Securities sequential payer Series 2014-C25 Class A2, 2.9493% 11/15/47	10,000	9,965
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2013-C6 Class ASB, 2.7877% 4/10/46	43,632	43,201
WF-RBS Commercial Mortgage Trust sequential payer Series 2014-C20 Class ASB, 3.638% 5/15/47	10,000	10,049
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $166,946)		162,891

Municipal Securities - 0.3%
New York Urban Dev. Corp. Rev. Series 2017 D, 2.55% 3/15/22
(Cost $15,000)	15,000	14,733

Bank Notes - 0.2%
SunTrust Bank 3.502% 8/2/22 (a)
(Cost $9,000)	9,000	8,919
	Shares	Value

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 2.27% (d)
(Cost $115,777)	115,754	115,777
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $5,763,538)		5,702,049
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(6,516)
NET ASSETS - 100%		$5,695,533

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $230,341 or 4.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$406
Total	$406

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$2,627,839	$--	$2,627,839	$--
U.S. Government and Government Agency Obligations	2,194,937	--	2,194,937	--
Asset-Backed Securities	576,953	--	576,953	--
Commercial Mortgage Securities	162,891	--	162,891	--
Municipal Securities	14,733	--	14,733	--
Bank Notes	8,919	--	8,919	--
Money Market Funds	115,777	115,777	--	--
Total Investments in Securities:	$5,702,049	$115,777	$5,586,272	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Short-Term Bond Index Fund

November 30, 2018

SDX-QTLY-0119
1.9884840.101

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 28.4%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
2.8% 2/17/21	$70,000	$68,743
3.2% 3/1/22	425,000	417,163
3.8% 3/15/22	48,000	47,815
4.6% 2/15/21	40,000	40,658
Telefonica Emisiones S.A.U. 5.462% 2/16/21	100,000	103,414
Verizon Communications, Inc.:
1.75% 8/15/21	52,000	49,760
2.946% 3/15/22	260,000	254,736
		982,289
Entertainment - 0.4%
NBCUniversal, Inc. 2.875% 1/15/23	75,000	72,618
Walt Disney Co.:
1.65% 1/8/19	190,000	189,768
2.45% 3/4/22	255,000	246,952
		509,338
Media - 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20	46,000	45,830
Comcast Corp.:
1.625% 1/15/22	31,000	29,412
3.3% 10/1/20	335,000	334,978
3.45% 10/1/21	300,000	300,339
Discovery Communications LLC 3.25% 4/1/23	60,000	57,635
		768,194
Wireless Telecommunication Services - 0.0%
Vodafone Group PLC 3.75% 1/16/24	60,000	58,482

TOTAL COMMUNICATION SERVICES		2,318,303

CONSUMER DISCRETIONARY - 1.6%
Automobiles - 0.6%
American Honda Finance Corp.:
1.95% 7/20/20	50,000	49,041
3.375% 12/10/21	290,000	289,699
General Motors Financial Co., Inc.:
2.65% 4/13/20	140,000	138,200
3.15% 6/30/22	30,000	28,470
3.25% 1/5/23	50,000	47,046
4.15% 6/19/23	250,000	242,905
4.25% 5/15/23	70,000	68,241
		863,602
Diversified Consumer Services - 0.4%
Ingersoll-Rand Global Holding Co. Ltd. 2.9% 2/21/21	576,000	569,326
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
2.625% 1/15/22	53,000	51,560
3.35% 4/1/23	160,000	157,497
		209,057
Household Durables - 0.0%
Newell Brands, Inc. 3.15% 4/1/21	4,000	3,931
Internet & Direct Marketing Retail - 0.3%
Amazon.com, Inc.:
2.4% 2/22/23	340,000	325,396
3.3% 12/5/21	37,000	36,996
		362,392
Multiline Retail - 0.1%
Dollar Tree, Inc. 3.7% 5/15/23	180,000	175,370
Specialty Retail - 0.1%
Home Depot, Inc. 2.625% 6/1/22	108,000	105,788

TOTAL CONSUMER DISCRETIONARY		2,289,466

CONSUMER STAPLES - 1.9%
Beverages - 0.6%
Anheuser-Busch InBev Finance, Inc. 3.3% 2/1/23	156,000	151,045
Anheuser-Busch InBev Worldwide, Inc. 2.5% 7/15/22	50,000	47,529
Constellation Brands, Inc. 2.7% 5/9/22	25,000	24,041
Maple Escrow Subsidiary, Inc. 4.057% 5/25/23 (a)	80,000	78,888
Molson Coors Brewing Co. 2.25% 3/15/20	48,000	47,162
PepsiCo, Inc.:
2% 4/15/21	315,000	306,886
3.125% 11/1/20	50,000	49,999
The Coca-Cola Co. 1.875% 10/27/20	75,000	73,268
		778,818
Food & Staples Retailing - 0.3%
Walmart, Inc.:
1.75% 10/9/19	240,000	237,707
2.35% 12/15/22	41,000	39,372
3.4% 6/26/23	140,000	139,738
		416,817
Food Products - 0.4%
Campbell Soup Co. 3.65% 3/15/23	125,000	120,736
Conagra Brands, Inc. 3.8% 10/22/21	300,000	299,369
General Mills, Inc.:
2.6% 10/12/22	50,000	47,783
3.7% 10/17/23	62,000	60,749
H.J. Heinz Co. 4% 6/15/23	30,000	29,689
Kraft Foods Group, Inc. 3.5% 6/6/22	32,000	31,468
McCormick & Co., Inc. 2.7% 8/15/22	23,000	22,074
		611,868
Household Products - 0.0%
Procter & Gamble Co. 1.9% 10/23/20	51,000	49,930
Tobacco - 0.6%
Altria Group, Inc. 2.625% 1/14/20	58,000	57,452
Bat Capital Corp.:
2.297% 8/14/20	625,000	607,999
2.764% 8/15/22	52,000	49,252
Philip Morris International, Inc.:
2% 2/21/20	57,000	56,114
2.5% 11/2/22	64,000	61,022
Reynolds American, Inc. 4% 6/12/22	80,000	79,217
		911,056

TOTAL CONSUMER STAPLES		2,768,489

ENERGY - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
Anadarko Petroleum Corp. 4.85% 3/15/21	15,000	15,310
BP Capital Markets PLC:
2.5% 11/6/22	60,000	57,404
2.52% 9/19/22	215,000	205,863
4.5% 10/1/20	130,000	132,372
Chevron Corp.:
2.1% 5/16/21	125,000	121,540
2.355% 12/5/22	63,000	60,249
2.498% 3/3/22	200,000	194,011
Enbridge, Inc. 2.9% 7/15/22	223,000	214,492
Energy Transfer Partners LP 4.15% 10/1/20	100,000	100,125
Enterprise Products Operating LP:
3.5% 2/1/22	250,000	248,195
4.05% 2/15/22	80,000	80,486
5.2% 9/1/20	43,000	44,143
Exxon Mobil Corp. 2.222% 3/1/21	94,000	91,876
Kinder Morgan, Inc. 3.15% 1/15/23	311,000	298,363
Marathon Petroleum Corp. 3.4% 12/15/20	360,000	357,831
MPLX LP 3.375% 3/15/23	200,000	191,961
Petroleos Mexicanos:
3.5% 1/30/23	86,000	77,477
4.625% 9/21/23	140,000	129,991
5.375% 3/13/22	140,000	136,914
6.375% 2/4/21	110,000	110,991
Plains All American Pipeline LP/PAA Finance Corp. 2.6% 12/15/19	33,000	32,636
Shell International Finance BV:
1.75% 9/12/21	260,000	249,044
2.375% 8/21/22	50,000	48,083
Total Capital International SA 2.75% 6/19/21	100,000	98,639
Williams Partners LP 3.6% 3/15/22	37,000	36,328
		3,334,324
FINANCIALS - 11.6%
Banks - 6.8%
Australia & New Zealand Banking Group Ltd. 2.3% 6/1/21	250,000	242,747
Bank of America Corp.:
2.151% 11/9/20	110,000	107,263
2.328% 10/1/21 (b)	100,000	97,722
2.503% 10/21/22	170,000	161,834
2.881% 4/24/23 (b)	190,000	183,694
3.864% 7/23/24 (b)	100,000	99,039
5% 5/13/21	60,000	61,968
Bank of Montreal 1.9% 8/27/21	82,000	78,726
Bank of Nova Scotia 2.7% 3/7/22	100,000	97,093
Barclays PLC:
2.75% 11/8/19	200,000	197,956
4.338% 5/16/24 (b)	200,000	194,015
BB&T Corp. 2.15% 2/1/21	50,000	48,648
Citigroup, Inc.:
2.45% 1/10/20	200,000	197,846
2.65% 10/26/20	100,000	98,283
2.7% 3/30/21	162,000	158,475
2.7% 10/27/22	40,000	38,199
3.142% 1/24/23 (b)	100,000	97,639
Comerica, Inc. 3.7% 7/31/23	100,000	99,092
Corporacion Andina de Fomento 2.2% 7/18/20	46,000	45,032
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	250,000	247,905
Credit Suisse New York Branch 5.4% 1/14/20	300,000	304,818
European Investment Bank 1.625% 8/14/20	115,000	112,546
Fifth Third Bancorp 2.6% 6/15/22	30,000	28,938
HSBC Holdings PLC:
3.033% 11/22/23 (b)	200,000	191,717
3.262% 3/13/23 (b)	200,000	194,513
3.4% 3/8/21	200,000	197,759
4% 3/30/22	37,000	37,223
HSBC U.S.A., Inc. 2.75% 8/7/20	100,000	98,681
Huntington Bancshares, Inc. 2.3% 1/14/22	40,000	38,205
Japan Bank International Cooperation:
1.75% 5/28/20	200,000	196,300
2.25% 2/24/20	200,000	198,198
3.125% 7/20/21	200,000	199,797
JPMorgan Chase & Co.:
2.25% 1/23/20	268,000	264,741
2.295% 8/15/21	606,000	587,096
3.2% 1/25/23	47,000	45,961
3.559% 4/23/24 (b)	100,000	98,055
KeyCorp. 5.1% 3/24/21	78,000	80,682
Lloyds Bank PLC 3.3% 5/7/21	200,000	197,690
Lloyds Banking Group PLC 2.907% 11/7/23 (b)	200,000	187,917
Mitsubishi UFJ Financial Group, Inc. 2.95% 3/1/21	200,000	197,368
National Australia Bank Ltd.:
2.5% 1/12/21	250,000	244,763
2.8% 1/10/22	250,000	243,837
Oesterreichische Kontrollbank 2.875% 9/7/21	75,000	74,751
PNC Funding Corp. 5.125% 2/8/20	150,000	153,058
Rabobank (Netherlands) NV 3.875% 2/8/22	71,000	71,407
Regions Financial Corp. 2.75% 8/14/22	135,000	129,540
Royal Bank of Canada:
2.125% 3/2/20	250,000	246,837
2.75% 2/1/22	135,000	132,031
Santander Holdings U.S.A., Inc. 3.4% 1/18/23	20,000	18,950
Sumitomo Mitsui Financial Group, Inc.:
2.784% 7/12/22	67,000	64,885
2.934% 3/9/21	38,000	37,524
3.748% 7/19/23	115,000	114,936
SunTrust Bank 2.25% 1/31/20	56,000	55,406
Svenska Handelsbanken AB 1.95% 9/8/20	250,000	243,402
Synchrony Bank 3% 6/15/22	250,000	233,715
The Toronto-Dominion Bank:
1.8% 7/13/21	41,000	39,378
1.85% 9/11/20	100,000	97,687
1.9% 10/24/19	340,000	336,419
3.25% 6/11/21	100,000	99,721
U.S. Bancorp 2.625% 1/24/22	236,000	230,322
Wells Fargo & Co.:
2.5% 3/4/21	85,000	82,816
2.625% 7/22/22	280,000	268,278
Westpac Banking Corp.:
2.15% 3/6/20	420,000	414,197
2.5% 6/28/22	37,000	35,622
3.65% 5/15/23	60,000	59,895
		9,740,758
Capital Markets - 1.5%
Bank New York Mellon Corp.:
2.05% 5/3/21	92,000	88,842
2.5% 4/15/21	38,000	37,274
BlackRock, Inc. 3.375% 6/1/22	35,000	35,012
Deutsche Bank AG 2.7% 7/13/20	133,000	129,337
Deutsche Bank AG New York Branch:
3.15% 1/22/21	100,000	96,446
3.375% 5/12/21	42,000	40,616
3.95% 2/27/23	200,000	187,992
Goldman Sachs Group, Inc.:
2.3% 12/13/19	100,000	98,871
2.625% 4/25/21	160,000	155,727
2.905% 7/24/23 (b)	155,000	147,929
3% 4/26/22	72,000	69,701
3.2% 2/23/23	200,000	193,489
IntercontinentalExchange, Inc. 2.35% 9/15/22	125,000	119,809
Moody's Corp. 2.75% 12/15/21	27,000	26,232
Morgan Stanley:
2.75% 5/19/22	49,000	47,200
3.125% 1/23/23	400,000	386,372
4.875% 11/1/22	130,000	132,787
5.75% 1/25/21	100,000	104,106
		2,097,742
Consumer Finance - 1.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.3% 1/23/23	300,000	285,403
4.625% 10/30/20	150,000	151,302
American Express Credit Corp.:
2.2% 3/3/20	137,000	135,063
2.6% 9/14/20	42,000	41,424
Capital One Financial Corp.:
2.5% 5/12/20	317,000	312,301
3.2% 1/30/23	255,000	246,401
Caterpillar Financial Services Corp. 2.1% 1/10/20	210,000	207,650
Ford Motor Credit Co. LLC:
2.262% 3/28/19	200,000	199,360
2.425% 6/12/20	200,000	193,850
3.47% 4/5/21	200,000	193,752
Toyota Motor Credit Corp.:
1.95% 4/17/20	69,000	67,855
2.15% 9/8/22	44,000	42,065
2.6% 1/11/22	110,000	107,586
		2,184,012
Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc. 2.2% 3/15/21	85,000	83,326
Broadcom Corp./Broadcom Cayman LP:
2.375% 1/15/20	45,000	44,407
2.65% 1/15/23	30,000	28,005
3% 1/15/22	11,000	10,582
Export Development Canada:
1.625% 1/17/20	130,000	128,226
2% 5/17/22	155,000	149,930
2.75% 3/15/23	150,000	148,385
General Electric Capital Corp. 2.2% 1/9/20	79,000	76,857
KfW:
1.5% 9/9/19	116,000	114,885
1.75% 3/31/20	100,000	98,545
1.75% 9/15/21	330,000	319,524
2.125% 3/7/22	77,000	74,895
2.375% 12/29/22	272,000	265,498
3.125% 12/15/21	350,000	351,274
4% 1/27/20	200,000	202,548
Svensk Exportkredit AB 1.875% 6/23/20	200,000	196,640
		2,293,527
Insurance - 0.2%
ACE INA Holdings, Inc. 2.875% 11/3/22	55,000	53,828
American International Group, Inc.:
3.3% 3/1/21	38,000	37,558
4.875% 6/1/22	65,000	66,689
Marsh & McLennan Companies, Inc. 2.75% 1/30/22	96,000	93,284
		251,359

TOTAL FINANCIALS		16,567,398

HEALTH CARE - 3.0%
Biotechnology - 0.5%
AbbVie, Inc.:
2.3% 5/14/21	50,000	48,266
3.75% 11/14/23	130,000	127,930
Amgen, Inc. 2.65% 5/11/22	110,000	106,387
Celgene Corp. 3.25% 2/20/23	315,000	304,428
Gilead Sciences, Inc. 1.85% 9/20/19	100,000	99,001
		686,012
Health Care Equipment & Supplies - 0.5%
Abbott Laboratories 2.9% 11/30/21	34,000	33,215
Becton, Dickinson & Co.:
2.404% 6/5/20	50,000	49,075
2.894% 6/6/22	530,000	510,830
Medtronic, Inc. 2.5% 3/15/20	100,000	99,162
		692,282
Health Care Providers & Services - 1.1%
Anthem, Inc. 2.95% 12/1/22	25,000	24,120
Cardinal Health, Inc. 2.616% 6/15/22	140,000	133,470
CVS Health Corp.:
2.125% 6/1/21	38,000	36,486
3.125% 3/9/20	570,000	567,064
3.35% 3/9/21	48,000	47,550
3.7% 3/9/23	205,000	201,737
Express Scripts Holding Co. 3.05% 11/30/22	50,000	48,421
Halfmoon Parent, Inc.:
3.4% 9/17/21 (a)	147,000	145,741
3.75% 7/15/23 (a)	75,000	73,993
UnitedHealth Group, Inc.:
2.125% 3/15/21	40,000	38,981
2.375% 10/15/22	21,000	20,135
3.5% 6/15/23	200,000	199,677
WellPoint, Inc. 2.25% 8/15/19	63,000	62,592
		1,599,967
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 3% 4/15/23	60,000	57,702
Pharmaceuticals - 0.9%
Actavis Funding SCS 3% 3/12/20	255,000	253,363
AstraZeneca PLC 2.375% 6/12/22	27,000	25,726
Bayer U.S. Finance II LLC 2.125% 7/15/19 (a)	60,000	59,608
GlaxoSmithKline Capital PLC 3.125% 5/14/21	100,000	99,475
Johnson & Johnson 2.25% 3/3/22	88,000	85,523
Merck & Co., Inc. 2.35% 2/10/22	74,000	71,647
Novartis Capital Corp.:
2.4% 5/17/22	270,000	261,586
2.4% 9/21/22	33,000	31,801
Pfizer, Inc. 2.2% 12/15/21	90,000	87,407
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	290,000	278,005
		1,254,141

TOTAL HEALTH CARE		4,290,104

INDUSTRIALS - 2.1%
Aerospace & Defense - 0.9%
General Dynamics Corp. 3% 5/11/21	200,000	198,876
Northrop Grumman Corp.:
2.08% 10/15/20	715,000	698,531
2.55% 10/15/22	23,000	21,984
Rockwell Collins, Inc. 2.8% 3/15/22	66,000	63,947
The Boeing Co. 2.8% 3/1/23	60,000	58,719
United Technologies Corp.:
1.9% 5/4/20	100,000	97,834
3.1% 6/1/22	28,000	27,311
3.65% 8/16/23	140,000	137,986
		1,305,188
Air Freight & Logistics - 0.1%
United Parcel Service, Inc.:
2.05% 4/1/21	64,000	62,387
2.5% 4/1/23	60,000	57,815
		120,202
Electrical Equipment - 0.0%
Eaton Corp. 2.75% 11/2/22	30,000	28,825
Industrial Conglomerates - 0.3%
General Electric Co. 2.7% 10/9/22	33,000	29,781
Honeywell International, Inc. 1.85% 11/1/21	30,000	28,768
Roper Technologies, Inc. 3.65% 9/15/23	360,000	354,731
		413,280
Machinery - 0.6%
Caterpillar Financial Services Corp.:
1.85% 9/4/20	51,000	49,785
3.45% 5/15/23	130,000	128,850
John Deere Capital Corp.:
1.95% 6/22/20	57,000	56,004
2.7% 1/6/23	74,000	71,282
3.125% 9/10/21	495,000	491,989
		797,910
Road & Rail - 0.0%
Burlington Northern Santa Fe LLC 3.05% 9/1/22	34,000	33,430
Union Pacific Corp. 2.75% 4/15/23	50,000	48,445
		81,875
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
2.125% 1/15/20	52,000	51,160
3.875% 7/3/23	110,000	107,537
International Lease Finance Corp. 5.875% 8/15/22	75,000	78,620
		237,317

TOTAL INDUSTRIALS		2,984,597

INFORMATION TECHNOLOGY - 2.3%
Communications Equipment - 0.3%
Cisco Systems, Inc.:
1.85% 9/20/21	340,000	326,757
2.45% 6/15/20	50,000	49,489
		376,246
Electronic Equipment & Components - 0.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 4.42% 6/15/21 (a)	418,000	418,453
IT Services - 0.2%
IBM Corp.:
1.875% 5/15/19	100,000	99,530
2.5% 1/27/22	100,000	96,432
Visa, Inc. 2.15% 9/15/22	43,000	41,180
		237,142
Semiconductors & Semiconductor Equipment - 0.2%
Analog Devices, Inc. 2.95% 1/12/21	125,000	123,627
Intel Corp.:
1.85% 5/11/20	61,000	60,066
2.45% 7/29/20	23,000	22,787
Qualcomm, Inc. 3% 5/20/22	38,000	37,058
		243,538
Software - 0.8%
Microsoft Corp.:
1.55% 8/8/21	133,000	127,866
1.85% 2/6/20	414,000	409,144
2.4% 2/6/22	262,000	256,027
Oracle Corp.:
1.9% 9/15/21	36,000	34,642
2.625% 2/15/23	325,000	313,820
3.875% 7/15/20	58,000	58,705
		1,200,204
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.:
1.8% 5/11/20	76,000	74,777
1.9% 2/7/20	110,000	108,733
2% 11/13/20	130,000	127,550
2.1% 9/12/22	124,000	118,316
2.25% 2/23/21	45,000	44,115
2.4% 1/13/23	250,000	239,702
2.7% 5/13/22	36,000	35,272
		748,465

TOTAL INFORMATION TECHNOLOGY		3,224,048

MATERIALS - 0.4%
Chemicals - 0.4%
DowDuPont, Inc. 4.205% 11/15/23	50,000	50,443
Eastman Chemical Co. 2.7% 1/15/20	15,000	14,912
Ecolab, Inc. 3.25% 1/14/23	76,000	75,044
Sherwin-Williams Co. 2.75% 6/1/22	96,000	92,070
The Dow Chemical Co. 3% 11/15/22	80,000	77,184
The Mosaic Co. 3.25% 11/15/22	200,000	193,909
		503,562
Metals & Mining - 0.0%
BHP Billiton Financial (U.S.A.) Ltd. 2.875% 2/24/22	55,000	54,163

TOTAL MATERIALS		557,725

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
American Tower Corp. 2.25% 1/15/22	96,000	91,150
Boston Properties, Inc. 4.125% 5/15/21	47,000	47,431
Duke Realty LP 4.375% 6/15/22	21,000	21,424
ERP Operating LP 4.625% 12/15/21	32,000	32,874
Health Care REIT, Inc. 3.75% 3/15/23	31,000	30,644
Simon Property Group LP 2.625% 6/15/22	170,000	164,370
Welltower, Inc. 3.95% 9/1/23	360,000	357,724
		745,617
Real Estate Management & Development - 0.0%
Liberty Property LP 4.125% 6/15/22	18,000	18,237
Ventas Realty LP/Ventas Capital Corp. 4.25% 3/1/22	15,000	15,212
		33,449

TOTAL REAL ESTATE		779,066

UTILITIES - 1.1%
Electric Utilities - 0.5%
Baltimore Gas & Electric Co. 3.5% 11/15/21	82,000	81,920
Duke Energy Corp. 2.4% 8/15/22	102,000	97,404
Eversource Energy 2.75% 3/15/22	24,000	23,316
Exelon Corp. 3.497% 6/1/22 (b)	462,000	448,090
Southern Co. 2.35% 7/1/21	85,000	81,871
		732,601
Multi-Utilities - 0.6%
Berkshire Hathaway Energy Co. 2.375% 1/15/21	70,000	68,551
Dominion Resources, Inc.:
2.579% 7/1/20 (b)	49,000	48,187
2.75% 1/15/22	455,000	439,208
NiSource, Inc. 3.65% 6/15/23 (a)	100,000	98,340
Public Service Enterprise Group, Inc. 2.65% 11/15/22	96,000	91,511
Sempra Energy:
2.4% 3/15/20	46,000	45,200
2.9% 2/1/23	107,000	102,168
		893,165

TOTAL UTILITIES		1,625,766

TOTAL NONCONVERTIBLE BONDS
(Cost $41,153,268)		40,739,286

U.S. Government and Government Agency Obligations - 64.6%
U.S. Government Agency Obligations - 2.6%
Fannie Mae:
0% 10/9/19	$230,000	$224,597
1.5% 11/30/20	416,000	405,148
2.375% 1/19/23	380,000	371,829
Federal Home Loan Bank:
1.125% 7/14/21	525,000	502,405
1.375% 9/28/20	200,000	194,825
1.5% 10/21/19	85,000	84,056
1.875% 11/29/21	95,000	92,293
2.625% 10/1/20	150,000	149,372
3% 10/12/21	450,000	451,142
Freddie Mac:
1.375% 5/1/20	195,000	191,195
1.625% 9/29/20	775,000	758,438
2.75% 6/19/23	195,000	193,392
Tennessee Valley Authority 3.875% 2/15/21	49,000	49,994

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		3,668,686

U.S. Treasury Obligations - 62.0%
U.S. Treasury Notes:
0.75% 7/15/19	75,000	74,147
0.75% 8/15/19	3,000	2,961
0.875% 4/15/19	71,000	70,587
1% 10/15/19	1,000	986
1% 11/30/19	210,000	206,415
1.125% 2/28/21	1,410,000	1,358,557
1.125% 7/31/21	19,000	18,178
1.125% 8/31/21	161,000	153,830
1.125% 9/30/21	8,000	7,637
1.25% 4/30/19	25,000	24,872
1.25% 6/30/19	70,000	69,464
1.25% 10/31/19	3,000	2,961
1.25% 1/31/20	219,000	215,236
1.25% 3/31/21	34,000	32,825
1.25% 10/31/21	93,000	88,924
1.375% 9/30/19	36,000	35,613
1.375% 12/15/19	4,000	3,944
1.375% 1/15/20	41,000	40,379
1.375% 2/15/20	1,000	984
1.375% 3/31/20	4,000	3,926
1.375% 4/30/20	1,649,000	1,616,857
1.375% 9/15/20	644,000	628,152
1.375% 9/30/20	2,000	1,949
1.375% 10/31/20	184,000	179,077
1.375% 1/31/21	250,000	242,500
1.375% 4/30/21	309,000	298,692
1.5% 5/31/19	34,000	33,827
1.5% 10/31/19	2,000	1,978
1.5% 4/15/20	175,000	171,985
1.5% 5/15/20	622,000	610,605
1.5% 5/31/20	600,000	588,586
1.5% 6/15/20	1,916,000	1,878,728
1.5% 7/15/20	297,000	290,874
1.5% 8/15/20	219,000	214,286
1.625% 12/31/19	84,000	82,996
1.625% 3/15/20	308,000	303,500
1.625% 10/15/20	1,803,000	1,764,193
1.625% 8/31/22	254,000	243,056
1.75% 11/30/19	6,000	5,941
1.75% 11/15/20	1,195,000	1,171,007
1.75% 12/31/20	49,000	47,976
1.75% 11/30/21	169,000	163,818
1.75% 2/28/22	543,000	524,886
1.75% 4/30/22	164,000	158,215
1.75% 5/31/22	6,343,000	6,114,553
1.75% 6/30/22	647,000	623,243
1.75% 9/30/22	163,000	156,537
1.875% 12/31/19	19,000	18,821
1.875% 12/15/20	464,000	455,626
1.875% 1/31/22	179,000	173,833
1.875% 2/28/22	112,000	108,693
1.875% 3/31/22	554,000	537,229
1.875% 4/30/22	4,103,000	3,975,262
1.875% 7/31/22	99,000	95,682
1.875% 9/30/22	1,202,000	1,159,977
2% 1/31/20	29,000	28,751
2% 7/31/20	156,000	153,959
2% 1/15/21	1,319,000	1,297,154
2% 10/31/21	33,000	32,242
2% 12/31/21	64,000	62,458
2% 10/31/22	396,000	383,671
2% 11/30/22	1,415,000	1,370,118
2.125% 12/31/22	1,659,000	1,612,924
2.25% 2/29/20	75,000	74,514
2.25% 3/31/20	3,360,000	3,336,769
2.25% 2/15/21	307,000	303,318
2.375% 4/30/20	1,056,000	1,049,936
2.375% 12/31/20	55,000	54,519
2.375% 3/15/21	4,011,000	3,972,457
2.375% 4/15/21	3,379,000	3,344,814
2.375% 1/31/23	2,606,000	2,558,257
2.5% 5/31/20	341,000	339,508
2.5% 6/30/20	8,922,000	8,880,522
2.5% 3/31/23	335,000	330,328
2.625% 7/31/20	1,220,000	1,216,283
2.625% 8/31/20	429,000	427,626
2.625% 5/15/21	352,000	350,391
2.625% 6/15/21	5,882,000	5,853,969
2.625% 7/15/21	343,000	341,298
2.625% 2/28/23	860,000	852,576
2.625% 6/30/23	7,997,000	7,922,653
2.75% 8/15/21	1,762,000	1,758,559
2.75% 9/15/21	520,000	519,005
2.75% 4/30/23	2,313,000	2,304,055
2.75% 5/31/23	1,002,000	998,360
2.75% 8/31/23	355,000	353,641
2.875% 10/31/20	1,911,000	1,912,866
2.875% 10/15/21	3,186,000	3,189,983
2.875% 9/30/23	325,000	325,381
2.875% 10/31/23	4,184,000	4,189,720

TOTAL U.S. TREASURY OBLIGATIONS		88,758,151

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $92,459,090)		92,426,837

Foreign Government and Government Agency Obligations - 1.6%
Alberta Province 2.2% 7/26/22	$331,000	$319,605
Canadian Government:
1.625% 2/27/19	80,000	79,818
2% 11/15/22	200,000	193,018
Hungarian Republic 4% 3/25/19	86,000	86,125
Manitoba Province 2.125% 5/4/22	417,000	402,278
Ontario Province:
1.25% 6/17/19	109,000	108,091
2.25% 5/18/22	130,000	125,930
2.55% 2/12/21	420,000	415,460
3.4% 10/17/23	90,000	90,614
Polish Government 5% 3/23/22	59,000	61,626
Province of Quebec 2.375% 1/31/22	311,000	304,093
United Mexican States 3.625% 3/15/22	62,000	60,942
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,252,236)		2,247,600

Supranational Obligations - 3.1%
African Development Bank 1.875% 3/16/20	310,000	306,015
Asian Development Bank:
1.75% 9/13/22	57,000	54,456
2.25% 1/20/21	52,000	51,302
2.75% 3/17/23	265,000	262,378
European Bank for Reconstruction and Development:
1.625% 5/5/20	140,000	137,544
2% 2/1/21	100,000	98,082
European Investment Bank:
1.75% 5/15/20	110,000	108,211
2% 3/15/21	164,000	160,651
2% 12/15/22	262,000	251,792
2.375% 5/13/21	410,000	404,502
2.375% 6/15/22	100,000	97,843
2.875% 12/15/21	120,000	119,597
2.875% 8/15/23	60,000	59,615
Inter-American Development Bank:
1.875% 3/15/21	138,000	134,843
2.5% 1/18/23	240,000	235,422
2.625% 4/19/21	67,000	66,562
International Bank for Reconstruction & Development:
1.125% 11/27/19	500,000	491,778
1.125% 8/10/20	150,000	145,646
1.375% 3/30/20	100,000	98,090
2% 10/30/20	540,000	530,646
2% 1/26/22	64,000	62,145
2.125% 12/13/21	160,000	156,327
2.75% 7/23/21	100,000	99,559
International Finance Corp.:
2% 10/24/22	90,000	86,684
2.25% 1/25/21	230,000	226,904
2.875% 7/31/23	50,000	49,696
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $4,517,821)		4,496,290

Bank Notes - 1.4%
Bank of Nova Scotia 2.45% 9/19/22	173,000	165,878
BNP Paribas 5% 1/15/21	100,000	103,164
Citibank NA 2.85% 2/12/21	250,000	246,251
PNC Bank NA 2% 5/19/20	250,000	244,848
Svenska Handelsbanken AB 3.35% 5/24/21	250,000	248,547
U.S. Bank NA:
2% 1/24/20	$250,000	$246,762
2.05% 10/23/20	250,000	244,215
Wells Fargo Bank NA:
2.4% 1/15/20	269,000	266,742
3.625% 10/22/21	250,000	249,921
TOTAL BANK NOTES
(Cost $2,022,946)		2,016,328
	Shares	Value

Money Market Funds - 0.3%
Fidelity Cash Central Fund, 2.27% (c)
(Cost $383,111)	383,035	383,111
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $142,788,472)		142,309,452
NET OTHER ASSETS (LIABILITIES) - 0.6%		822,579
NET ASSETS - 100%		$143,132,031

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $875,023 or 0.6% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,476
Total	$3,476

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$40,739,286	$--	$40,739,286	$--
U.S. Government and Government Agency Obligations	92,426,837	--	92,426,837	--
Foreign Government and Government Agency Obligations	2,247,600	--	2,247,600	--
Supranational Obligations	4,496,290	--	4,496,290	--
Bank Notes	2,016,328	--	2,016,328	--
Money Market Funds	383,111	383,111	--	--
Total Investments in Securities:	$142,309,452	$383,111	$141,926,341	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Sustainability Bond Index Fund

November 30, 2018

SBI-QTLY-0119
1.9887290.100

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 22.4%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.1%
AT&T, Inc. 5.25% 3/1/37	$264,000	$251,324
Telefonica Emisiones S.A.U. 4.103% 3/8/27	150,000	142,124
Verizon Communications, Inc. 5.5% 3/16/47	86,000	89,820
		483,268
Entertainment - 0.5%
Time Warner, Inc.:
4.75% 3/29/21	150,000	153,580
4.85% 7/15/45	68,000	60,139
		213,719
Media - 0.4%
Discovery Communications LLC 4.375% 6/15/21	149,000	150,992

TOTAL COMMUNICATION SERVICES		847,979

CONSUMER DISCRETIONARY - 0.7%
Hotels, Restaurants & Leisure - 0.5%
McDonald's Corp. 3.7% 1/30/26	155,000	151,599
Starbucks Corp. 3.8% 8/15/25	50,000	49,189
		200,788
Multiline Retail - 0.0%
Target Corp. 3.9% 11/15/47	25,000	22,240
Specialty Retail - 0.2%
Home Depot, Inc. 4.5% 12/6/48	70,000	70,252

TOTAL CONSUMER DISCRETIONARY		293,280

CONSUMER STAPLES - 0.6%
Beverages - 0.1%
Maple Escrow Subsidiary, Inc. 5.085% 5/25/48 (a)	60,000	56,832
Food Products - 0.5%
Conagra Brands, Inc. 4.3% 5/1/24	30,000	29,873
H.J. Heinz Co. 3.95% 7/15/25	169,000	162,085
		191,958

TOTAL CONSUMER STAPLES		248,790

ENERGY - 3.0%
Energy Equipment & Services - 0.2%
Halliburton Co. 5% 11/15/45	86,000	82,822
Oil, Gas & Consumable Fuels - 2.8%
Apache Corp. 3.25% 4/15/22	140,000	136,518
ConocoPhillips Co. 6.5% 2/1/39	95,000	115,929
Devon Energy Corp. 3.25% 5/15/22	139,000	134,236
Equinor ASA 3.625% 9/10/28	70,000	68,293
Kinder Morgan, Inc. 4.3% 3/1/28	183,000	176,138
Marathon Petroleum Corp. 4.75% 9/15/44	88,000	78,330
MPLX LP 4.875% 12/1/24	152,000	153,755
Noble Energy, Inc. 4.95% 8/15/47	74,000	63,531
ONEOK, Inc. 7.5% 9/1/23	119,000	134,275
Williams Partners LP 4.3% 3/4/24	149,000	147,140
		1,208,145

TOTAL ENERGY		1,290,967

FINANCIALS - 7.9%
Banks - 3.8%
Bank of America Corp.:
3.55% 3/5/24 (b)	250,000	244,915
4.271% 7/23/29 (b)	60,000	58,924
Barclays PLC 3.2% 8/10/21	200,000	193,948
Citigroup, Inc.:
3.2% 10/21/26	191,000	174,496
4.65% 7/23/48	65,000	62,203
HSBC Holdings PLC 4.292% 9/12/26 (b)	250,000	244,004
JPMorgan Chase & Co.:
3.559% 4/23/24 (b)	285,000	279,457
4.203% 7/23/29 (b)	30,000	29,426
4.95% 6/1/45	92,000	91,714
Oesterreichische Kontrollbank 2.875% 9/7/21	20,000	19,934
Sumitomo Mitsui Financial Group, Inc. 3.936% 10/16/23	120,000	121,069
U.S. Bancorp 3.9% 4/26/28	94,000	93,676
		1,613,766
Capital Markets - 1.9%
Deutsche Bank AG New York Branch 4.25% 10/14/21	148,000	144,400
Goldman Sachs Group, Inc. 6.75% 10/1/37	180,000	204,840
IntercontinentalExchange, Inc. 3.75% 9/21/28	20,000	19,541
Morgan Stanley:
3.625% 1/20/27	243,000	229,148
3.737% 4/24/24 (b)	200,000	196,926
		794,855
Consumer Finance - 0.5%
Capital One Financial Corp. 3.8% 1/31/28	68,000	62,508
Discover Financial Services 3.85% 11/21/22	141,000	139,240
		201,748
Diversified Financial Services - 1.0%
AXA Equitable Holdings, Inc. 5% 4/20/48 (a)	16,000	14,113
Halfmoon Parent, Inc.:
4.125% 11/15/25 (a)	12,000	11,853
4.375% 10/15/28 (a)	20,000	19,639
4.8% 8/15/38 (a)	19,000	18,392
4.9% 12/15/48 (a)	19,000	18,143
KfW 2.375% 12/29/22	363,000	354,323
		436,463
Insurance - 0.7%
ACE INA Holdings, Inc. 3.35% 5/3/26	144,000	138,857
American International Group, Inc. 4.5% 7/16/44	127,000	110,053
Aon PLC 4.75% 5/15/45	68,000	64,115
		313,025

TOTAL FINANCIALS		3,359,857

HEALTH CARE - 2.0%
Biotechnology - 1.3%
AbbVie, Inc. 3.6% 5/14/25	180,000	171,742
Amgen, Inc. 4.4% 5/1/45	90,000	82,508
Celgene Corp.:
3.25% 2/20/23	52,000	50,255
4.55% 2/20/48	70,000	60,692
Gilead Sciences, Inc. 3.65% 3/1/26	175,000	170,011
		535,208
Health Care Equipment & Supplies - 0.4%
Medtronic, Inc. 4.375% 3/15/35	157,000	157,516
Health Care Providers & Services - 0.3%
Halfmoon Parent, Inc. 3.75% 7/15/23 (a)	24,000	23,678
UnitedHealth Group, Inc. 6.875% 2/15/38	94,000	122,147
		145,825

TOTAL HEALTH CARE		838,549

INDUSTRIALS - 1.7%
Air Freight & Logistics - 0.4%
FedEx Corp. 3.25% 4/1/26	152,000	143,366
United Parcel Service, Inc. 3.75% 11/15/47	58,000	51,209
		194,575
Electrical Equipment - 0.3%
Eaton Corp. 2.75% 11/2/22	137,000	131,635
Road & Rail - 0.7%
Canadian National Railway Co. 2.75% 3/1/26	141,000	132,499
Union Pacific Corp.:
3.95% 9/10/28	25,000	24,672
4.5% 9/10/48	132,000	126,947
		284,118
Trading Companies & Distributors - 0.3%
Air Lease Corp. 3.75% 2/1/22	138,000	136,891

TOTAL INDUSTRIALS		747,219

INFORMATION TECHNOLOGY - 2.8%
Communications Equipment - 0.4%
Cisco Systems, Inc. 5.5% 1/15/40	135,000	155,928
Electronic Equipment & Components - 0.4%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (a)	156,000	156,169
8.35% 7/15/46 (a)	34,000	37,426
		193,595
IT Services - 0.4%
IBM Corp. 3.45% 2/19/26	166,000	158,033
Software - 0.9%
Microsoft Corp. 3.7% 8/8/46	186,000	172,186
Oracle Corp. 2.65% 7/15/26	242,000	221,386
		393,572
Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc. 3.85% 5/4/43	177,000	162,635
Xerox Corp. 4.5% 5/15/21	131,000	128,732
		291,367

TOTAL INFORMATION TECHNOLOGY		1,192,495

MATERIALS - 1.0%
Chemicals - 0.7%
DowDuPont, Inc.:
4.205% 11/15/23	20,000	20,177
4.725% 11/15/28	20,000	20,280
LYB International Finance BV 4% 7/15/23	135,000	134,232
The Mosaic Co. 4.25% 11/15/23	131,000	131,452
		306,141
Containers & Packaging - 0.3%
International Paper Co. 4.75% 2/15/22	136,000	140,626

TOTAL MATERIALS		446,767

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
ERP Operating LP 4.5% 7/1/44	50,000	48,464
Kimco Realty Corp. 2.8% 10/1/26	150,000	132,815
		181,279
UTILITIES - 0.3%
Electric Utilities - 0.1%
Tampa Electric Co. 4.45% 6/15/49	35,000	33,408
Multi-Utilities - 0.2%
Consolidated Edison Co. of New York, Inc. 3.875% 6/15/47	44,000	39,173
NiSource Finance Corp. 3.95% 3/30/48	52,000	44,946
		84,119

TOTAL UTILITIES		117,527

TOTAL NONCONVERTIBLE BONDS
(Cost $9,812,592)		9,564,709

U.S. Government and Government Agency Obligations - 43.5%
U.S. Government Agency Obligations - 1.7%
Fannie Mae 2.875% 9/12/23	150,000	149,478
Federal Home Loan Bank:
2.625% 10/1/20	$300,000	$298,744
3.25% 11/16/28	10,000	9,968
Freddie Mac 2.375% 1/13/22	253,000	249,156

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		707,346

U.S. Treasury Obligations - 41.8%
U.S. Treasury Bonds:
2.5% 2/15/45	21,000	18,025
2.5% 2/15/46	10,000	8,546
2.75% 8/15/42	41,000	37,334
2.75% 11/15/47	13,000	11,645
2.875% 5/15/43	43,000	39,921
3% 5/15/42	23,000	21,922
3% 11/15/44	47,000	44,536
3% 11/15/45	32,000	30,279
3% 2/15/48	751,000	707,436
3% 8/15/48	44,000	41,451
3.125% 8/15/44	664,000	643,924
3.125% 5/15/48	22,000	21,238
3.625% 8/15/43	92,000	97,053
3.625% 2/15/44	64,000	67,515
3.75% 8/15/41	38,000	40,927
3.75% 11/15/43	230,000	247,538
4.5% 2/15/36	10,000	11,848
4.5% 5/15/38	487,000	581,318
5% 5/15/37	10,000	12,609
U.S. Treasury Notes:
0.75% 7/15/19	989,000	977,758
1.125% 7/31/21	29,000	27,745
1.125% 9/30/21	209,000	199,505
1.25% 3/31/21	173,000	167,019
1.375% 9/30/19	1,000	989
1.375% 8/31/20	35,000	34,147
1.375% 9/15/20	14,000	13,655
1.375% 9/30/20	11,000	10,721
1.5% 8/15/26	642,000	578,226
1.625% 10/15/20	10,000	9,785
1.625% 8/31/22	180,000	172,245
1.75% 11/30/19	13,000	12,873
1.75% 11/15/20	677,000	663,407
1.875% 7/31/22	634,000	612,751
2% 1/15/21	650,000	639,234
2% 10/31/22	7,000	6,782
2% 5/31/24	74,000	70,713
2% 11/15/26	528,000	492,154
2.125% 12/31/22	140,000	136,112
2.25% 3/31/20	1,023,000	1,015,927
2.25% 2/15/27	209,000	198,085
2.25% 8/15/27	176,000	166,086
2.375% 4/15/21	10,000	9,899
2.375% 5/15/27	57,000	54,468
2.5% 5/31/20	1,752,000	1,744,335
2.5% 6/30/20	277,000	275,712
2.5% 3/31/23	150,000	147,908
2.625% 8/31/20	1,000	997
2.625% 5/15/21	160,000	159,269
2.625% 6/15/21	1,482,000	1,474,937
2.625% 7/15/21	453,000	450,753
2.625% 6/30/23	720,000	713,306
2.75% 4/30/23	775,000	772,003
2.75% 5/31/23	708,000	705,428
2.75% 7/31/23	232,000	231,058
2.75% 8/31/23	636,000	633,565
2.75% 6/30/25	20,000	19,805
2.75% 2/15/28	67,000	65,647
2.875% 10/31/20	28,000	28,027
2.875% 10/15/21	74,000	74,093
2.875% 10/31/23	78,000	78,107
2.875% 5/31/25	574,000	572,700
2.875% 5/15/28	591,000	584,582
2.875% 8/15/28	188,000	185,856

TOTAL U.S. TREASURY OBLIGATIONS		17,873,439

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $18,722,448)		18,580,785

U.S. Government Agency - Mortgage Securities - 28.5%
Fannie Mae - 16.6%
2.5% 9/1/31 to 4/1/47	685,787	658,057
3% 10/1/33 to 2/1/48	1,783,990	1,723,861
3% 12/1/48 (c)	100,000	95,359
3.5% 12/1/33 (c)	100,000	100,289
3.5% 12/1/48 (c)	100,000	98,086
4% 11/1/43 to 3/1/48	1,244,227	1,256,132
4% 12/1/48 (c)	100,000	100,594
4.5% 6/1/48 to 7/1/48	587,665	604,844
4.5% 12/1/48 (c)	100,000	102,828
5% 4/1/25 to 7/1/48	195,542	204,671
5% 12/1/48 (c)	100,000	104,606
5.5% 7/1/23 to 8/1/24	282,004	300,163
3.5% 1/1/22 to 5/1/48	1,782,132	1,759,997

TOTAL FANNIE MAE		7,109,487

Freddie Mac - 3.7%
3% 10/1/43 to 1/1/48	494,431	473,690
3.5% 2/1/48	592,127	581,326
4% 9/1/48	500,000	505,136

TOTAL FREDDIE MAC		1,560,152

Ginnie Mae - 8.2%
4% 5/20/48	392,887	398,320
3% 2/20/48 to 3/20/48	784,282	755,882
3% 12/1/48 (c)	50,000	48,137
3% 12/1/48 (c)	50,000	48,137
3.5% 1/20/48 to 7/20/48	1,275,921	1,262,912
3.5% 12/1/48 (c)	100,000	98,875
4% 12/1/48 (c)	300,000	303,727
4% 12/1/48 (c)	100,000	101,242
4.5% 8/20/48	198,529	205,020
4.5% 12/1/48 (c)	50,000	51,566
4.5% 12/1/48 (c)	50,000	51,566
4.5% 12/1/48 (c)	100,000	103,133
5% 12/20/47	86,895	91,010

TOTAL GINNIE MAE		3,519,527

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $12,256,615)		12,189,166

Asset-Backed Securities - 0.0%
CarMax Auto Owner Trust Series 2018-3 Class A3, 3.13% 6/15/23 (Cost $19,997)	$20,000	$19,951

Commercial Mortgage Securities - 1.0%
COMM Mortgage Trust sequential payer Series 2013-CR13 Class A3, 3.928% 11/10/46	130,000	132,045
Freddie Mac:
sequential payer:
Series K057 Class A2, 2.57% 7/25/26	80,000	75,179
Series K080 Class A2, 3.926% 7/25/28	60,000	61,276
Series K068 Class A2, 3.244% 8/25/27	70,000	68,085
JPMBB Commercial Mortgage Securities Trust Series 2014-C24 Class A5, 3.6385% 11/15/47	100,000	99,541
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $440,477)		436,126

Municipal Securities - 0.2%
California Gen. Oblig. Series 2009, 7.55% 4/1/39	20,000	28,247
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	85,000	80,583
TOTAL MUNICIPAL SECURITIES
(Cost $110,766)		108,830

Foreign Government and Government Agency Obligations - 3.5%
Chilean Republic 3.25% 9/14/21	$134,000	$133,622
Colombian Republic 11.75% 2/25/20	136,000	149,260
Hungarian Republic:
5.375% 2/21/23	134,000	139,805
5.375% 3/25/24	32,000	33,686
Panamanian Republic 4% 9/22/24	120,000	120,061
Peruvian Republic 7.35% 7/21/25	113,000	136,222
Polish Government:
3.25% 4/6/26	53,000	50,973
5% 3/23/22	136,000	142,054
Province of Quebec 2.375% 1/31/22	350,000	342,227
United Mexican States 4% 10/2/23	128,000	126,145
Uruguay Republic 8% 11/18/22	125,000	140,250
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,524,417)		1,514,305

Supranational Obligations - 1.1%
Asian Development Bank 2.5% 11/2/27	156,000	147,859
European Investment Bank:
2.875% 8/15/23	90,000	89,423
3.125% 12/14/23	90,000	90,382
International Bank for Reconstruction & Development 2.75% 7/23/21	130,000	129,427
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $458,577)		457,091
	Shares	Value

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 2.27% (d)
(Cost $583,590)	583,473	583,590
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $43,929,479)		43,454,553
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(700,613)
NET ASSETS - 100%		$42,753,940

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $356,245 or 0.8% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,023
Total	$7,023

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$9,564,709	$--	$9,564,709	$--
U.S. Government and Government Agency Obligations	18,580,785	--	18,580,785	--
U.S. Government Agency - Mortgage Securities	12,189,166	--	12,189,166	--
Asset-Backed Securities	19,951	--	19,951	--
Commercial Mortgage Securities	436,126	--	436,126	--
Municipal Securities	108,830	--	108,830	--
Foreign Government and Government Agency Obligations	1,514,305	--	1,514,305	--
Supranational Obligations	457,091	--	457,091	--
Money Market Funds	583,590	583,590	--	--
Total Investments in Securities:	$43,454,553	$583,590	$42,870,963	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Corporate Bond Fund

November 30, 2018

XBC-QTLY-0119
1.9891233.100

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 97.1%
	Principal Amount	Value
COMMUNICATION SERVICES - 6.5%
Diversified Telecommunication Services - 1.7%
AT&T, Inc. 4.5% 3/9/48	$100,000	$83,186
Verizon Communications, Inc. 4.522% 9/15/48	100,000	91,658
		174,844
Media - 3.1%
21st Century Fox America, Inc. 4.75% 9/15/44	70,000	72,005
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 5.75% 4/1/48	100,000	93,218
Comcast Corp. 4.95% 10/15/58	60,000	58,929
COX Communications, Inc. 3.15% 8/15/24 (a)	100,000	94,759
		318,911
Wireless Telecommunication Services - 1.7%
Rogers Communications, Inc. 5% 3/15/44	70,000	70,582
Vodafone Group PLC 4.375% 5/30/28	100,000	96,014
		166,596

TOTAL COMMUNICATION SERVICES		660,351

CONSUMER DISCRETIONARY - 7.5%
Automobiles - 4.3%
Daimler Finance North America LLC 3.35% 2/22/23 (a)	150,000	146,766
General Motors Financial Co., Inc. 4.15% 6/19/23	100,000	97,162
Volkswagen Group of America Finance LLC 4.75% 11/13/28 (a)	200,000	190,986
		434,914
Hotels, Restaurants & Leisure - 1.6%
McDonald's Corp. 4.875% 12/9/45	70,000	69,682
Starbucks Corp. 4% 11/15/28	100,000	98,045
		167,727
Multiline Retail - 0.9%
Dollar Tree, Inc. 4% 5/15/25	100,000	94,844
Specialty Retail - 0.7%
O'Reilly Automotive, Inc. 4.35% 6/1/28	75,000	74,078

TOTAL CONSUMER DISCRETIONARY		771,563

CONSUMER STAPLES - 5.8%
Beverages - 0.9%
Anheuser-Busch InBev Worldwide, Inc. 4.6% 4/15/48	100,000	89,814
Food Products - 2.1%
Campbell Soup Co. 4.15% 3/15/28	100,000	92,789
Conagra Brands, Inc.:
3.8% 10/22/21	50,000	49,895
4.6% 11/1/25	70,000	69,602
		212,286
Tobacco - 2.8%
Imperial Tobacco Finance PLC 3.75% 7/21/22 (a)	200,000	196,191
Reynolds American, Inc. 4.45% 6/12/25	100,000	97,215
		293,406

TOTAL CONSUMER STAPLES		595,506

ENERGY - 10.4%
Oil, Gas & Consumable Fuels - 10.4%
Alberta Energy Co. Ltd. 8.125% 9/15/30	9,000	11,063
Anadarko Petroleum Corp. 6.2% 3/15/40	53,000	55,517
Boardwalk Pipelines LP 3.375% 2/1/23	100,000	96,804
Cenovus Energy, Inc. 4.25% 4/15/27	100,000	89,193
Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25	35,000	36,050
DCP Midstream Operating LP 3.875% 3/15/23	100,000	95,750
Enbridge, Inc. 4.5% 6/10/44	50,000	44,390
Energy Transfer Partners LP 4.95% 6/15/28	100,000	96,633
Enterprise Products Operating LP 5.1% 2/15/45	75,000	73,534
Marathon Petroleum Corp. 4.75% 9/15/44	50,000	44,506
Petroleos Mexicanos 6.875% 8/4/26	75,000	72,094
Phillips 66 Co. 4.875% 11/15/44	50,000	47,388
Plains All American Pipeline LP/PAA Finance Corp. 4.65% 10/15/25	100,000	96,827
The Williams Companies, Inc. 4.55% 6/24/24	100,000	100,075
Western Gas Partners LP 5.375% 6/1/21	100,000	102,573
		1,062,397
FINANCIALS - 35.2%
Banks - 15.5%
Bank of America Corp. 4.271% 7/23/29 (b)	100,000	98,206
Citigroup, Inc.:
4.075% 4/23/29 (b)	100,000	96,091
4.5% 1/14/22	100,000	101,724
Citizens Financial Group, Inc. 4.35% 8/1/25	100,000	97,809
Credit Suisse Group Funding Guernsey Ltd. 3.75% 3/26/25	250,000	237,061
HSBC Holdings PLC 3 month U.S. LIBOR + 0.650% 2.9843% 9/11/21 (b)(c)	200,000	198,515
JPMorgan Chase & Co.:
3.882% 7/24/38 (b)	75,000	66,875
4.203% 7/23/29 (b)	100,000	98,085
Mitsubishi UFJ Financial Group, Inc. 2.998% 2/22/22	100,000	98,112
Royal Bank of Scotland Group PLC 6.1% 6/10/23	100,000	101,648
Santander Holdings U.S.A., Inc. 4.45% 12/3/21	50,000	50,092
Sumitomo Mitsui Financial Group, Inc. 2.442% 10/19/21	100,000	97,004
ZB, National Association 3.5% 8/27/21	250,000	248,928
		1,590,150
Capital Markets - 5.7%
Ares Capital Corp. 4.25% 3/1/25	75,000	71,391
Deutsche Bank AG New York Branch 4.25% 10/14/21	100,000	97,568
E*TRADE Financial Corp. 4.5% 6/20/28	75,000	73,536
Goldman Sachs Group, Inc.:
4.223% 5/1/29 (b)	100,000	95,636
5.25% 7/27/21	100,000	103,220
Morgan Stanley:
3.772% 1/24/29 (b)	100,000	94,408
5% 11/24/25	50,000	50,695
		586,454
Consumer Finance - 4.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.125% 7/3/23	150,000	147,016
Ally Financial, Inc. 4.125% 2/13/22	100,000	98,500
Discover Financial Services 3.85% 11/21/22	100,000	98,752
Synchrony Financial 3.95% 12/1/27	75,000	63,338
		407,606
Diversified Financial Services - 4.5%
AXA Equitable Holdings, Inc. 4.35% 4/20/28 (a)	100,000	94,916
Brixmor Operating Partnership LP 3.85% 2/1/25	100,000	95,731
General Electric Capital Corp. 5.875% 1/14/38	75,000	69,678
Halfmoon Parent, Inc.:
3.2% 9/17/20 (a)	100,000	99,218
4.125% 11/15/25 (a)	4,000	3,951
4.375% 10/15/28 (a)	11,000	10,801
4.8% 8/15/38 (a)	7,000	6,776
4.9% 12/15/48 (a)	7,000	6,684
Voya Financial, Inc. 3.125% 7/15/24	75,000	70,608
		458,363
Insurance - 5.5%
AIA Group Ltd. 3 month U.S. LIBOR + 0.520% 2.8575% 9/20/21 (a)(b)(c)	200,000	200,034
American International Group, Inc. 3.9% 4/1/26	75,000	71,194
Aon PLC 4.75% 5/15/45	75,000	70,715
Hartford Financial Services Group, Inc. 4.3% 4/15/43	75,000	68,065
Protective Life Global Funding 3.397% 6/28/21 (a)	150,000	149,349
		559,357

TOTAL FINANCIALS		3,601,930

HEALTH CARE - 12.3%
Biotechnology - 2.6%
AbbVie, Inc. 3.375% 11/14/21	200,000	198,072
Celgene Corp. 4.55% 2/20/48	75,000	65,027
		263,099
Health Care Equipment & Supplies - 1.8%
Becton, Dickinson & Co. 3.7% 6/6/27	100,000	93,226
Boston Scientific Corp. 4% 3/1/28	100,000	95,326
		188,552
Health Care Providers & Services - 3.4%
CVS Health Corp. 4.3% 3/25/28	100,000	97,408
Elanco Animal Health, Inc.:
3.912% 8/27/21 (a)	100,000	99,937
4.9% 8/28/28 (a)	75,000	75,483
Halfmoon Parent, Inc. 3.4% 9/17/21 (a)	18,000	17,846
UnitedHealth Group, Inc. 4.75% 7/15/45	50,000	51,812
		342,486
Pharmaceuticals - 4.5%
Actavis Funding SCS 4.55% 3/15/35	75,000	69,777
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	200,000	194,825
Perrigo Finance PLC 3.5% 12/15/21	200,000	194,530
		459,132

TOTAL HEALTH CARE		1,253,269

INDUSTRIALS - 5.1%
Aerospace & Defense - 0.6%
Northrop Grumman Corp. 4.03% 10/15/47	75,000	67,128
Airlines - 1.0%
Delta Air Lines, Inc. 3.4% 4/19/21	100,000	98,827
Industrial Conglomerates - 1.0%
Roper Technologies, Inc. 3.65% 9/15/23	100,000	98,536
Machinery - 0.1%
Westinghouse Air Brake Co. 3 month U.S. LIBOR + 1.050% 3.3815% 9/15/21 (b)(c)	14,000	14,004
Road & Rail - 1.4%
CSX Corp. 4.3% 3/1/48	75,000	69,339
Norfolk Southern Corp. 5.1% 8/1/18	75,000	71,542
		140,881
Trading Companies & Distributors - 1.0%
Air Lease Corp. 3.5% 1/15/22	100,000	98,317

TOTAL INDUSTRIALS		517,693

INFORMATION TECHNOLOGY - 3.3%
Electronic Equipment & Components - 1.0%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 4.42% 6/15/21 (a)	100,000	100,108
IT Services - 0.7%
Fiserv, Inc. 3.8% 10/1/23	75,000	74,887
Software - 0.7%
Oracle Corp. 4% 11/15/47	75,000	67,965
Technology Hardware, Storage & Peripherals - 0.9%
Apple, Inc. 3.85% 8/4/46	100,000	91,019

TOTAL INFORMATION TECHNOLOGY		333,979

MATERIALS - 3.0%
Chemicals - 2.5%
LYB International Finance II BV 3.5% 3/2/27	75,000	68,265
Sherwin-Williams Co. 4.5% 6/1/47	75,000	66,157
The Dow Chemical Co. 4.55% 11/30/25 (a)	18,000	18,050
The Mosaic Co. 4.25% 11/15/23	100,000	100,345
		252,817
Containers & Packaging - 0.5%
Avery Dennison Corp. 4.875% 12/6/28	50,000	49,844

TOTAL MATERIALS		302,661

REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.9%
DDR Corp. 4.625% 7/15/22	100,000	101,973
Omega Healthcare Investors, Inc. 4.5% 1/15/25	100,000	97,115
WP Carey, Inc. 4.6% 4/1/24	100,000	100,441
		299,529
UTILITIES - 5.1%
Electric Utilities - 2.5%
Cleco Corporate Holdings LLC 3.743% 5/1/26	100,000	94,949
Duquesne Light Holdings, Inc. 3.616% 8/1/27 (a)	100,000	92,837
Exelon Corp. 5.1% 6/15/45	70,000	71,145
		258,931
Gas Utilities - 0.7%
Southern Co. Gas Capital Corp. 4.4% 5/30/47	75,000	67,829
Independent Power and Renewable Electricity Producers - 0.9%
Emera U.S. Finance LP 3.55% 6/15/26	100,000	93,462
Multi-Utilities - 1.0%
NiSource, Inc. 3.65% 6/15/23 (a)	100,000	98,340

TOTAL UTILITIES		518,562

TOTAL NONCONVERTIBLE BONDS
(Cost $10,243,596)		9,917,440

Municipal Securities - 1.0%
California Gen. Oblig. Series 2009, 7.55% 4/1/39
(Cost $111,805)	75,000	105,926
	Shares	Value

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 2.27% (d)
(Cost $157,247)	157,215	157,247
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $10,512,648)		10,180,613
NET OTHER ASSETS (LIABILITIES) - 0.3%		34,920
NET ASSETS - 100%		$10,215,533

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,897,857 or 18.6% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,155
Total	$2,155

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$9,917,440	$--	$9,917,440	$--
Municipal Securities	105,926	--	105,926	--
Money Market Funds	157,247	157,247	--	--
Total Investments in Securities:	$10,180,613	$157,247	$10,023,366	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and municipal securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

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Quarterly Holdings Report
for

Fidelity® SAI Total Bond Fund

November 30, 2018

STB-QTLY-0119
1.9887630.100

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 30.4%
		Principal Amount(a)	Value
Convertible Bonds - 0.0%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
DISH Network Corp.:
2.375% 3/15/24		$2,072,000	$1,722,242
3.375% 8/15/26		1,092,000	958,667
			2,680,909
Nonconvertible Bonds - 30.4%
COMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 1.0%
Altice Finco SA 7.625% 2/15/25 (b)		1,936,000	1,655,280
AT&T, Inc.:
2.45% 6/30/20		4,099,000	4,039,423
3% 6/30/22		4,553,000	4,414,424
3.4% 5/15/25		14,343,000	13,351,053
3.6% 2/17/23		15,282,000	15,044,913
4.45% 4/1/24		855,000	859,366
5.875% 10/1/19		2,157,000	2,203,762
6.3% 1/15/38		6,048,000	6,396,524
Axtel S.A.B. de CV 6.375% 11/14/24 (b)		599,000	554,081
BellSouth Capital Funding Corp. 7.875% 2/15/30		15,000	17,527
British Telecommunications PLC 0.875% 9/26/23 (Reg. S)	EUR	1,216,000	1,349,968
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (b)		225,000	208,688
7.5% 10/15/26 (b)		1,945,000	1,880,582
Colombia Telecomunicaciones SA 5.375% 9/27/22 (b)		514,000	509,508
Frontier Communications Corp.:
10.5% 9/15/22		1,368,000	1,094,400
11% 9/15/25		2,323,000	1,637,715
GTH Finance BV:
6.25% 4/26/20 (b)		278,000	281,257
7.25% 4/26/23 (b)		1,580,000	1,616,185
Iliad SA 0.625% 11/25/21 (Reg. S)	EUR	1,700,000	1,864,292
Level 3 Communications, Inc. 5.75% 12/1/22		1,748,000	1,748,000
Level 3 Financing, Inc.:
5.375% 1/15/24		2,458,000	2,412,502
5.375% 5/1/25		1,002,000	975,698
Oztel Holdings SPC Ltd. 5.625% 10/24/23 (b)		307,000	299,122
Qwest Corp. 6.75% 12/1/21		940,000	979,526
Sable International Finance Ltd. 6.875% 8/1/22 (b)		1,094,000	1,124,632
SFR Group SA:
6.25% 5/15/24 (b)		3,052,000	2,952,810
7.375% 5/1/26 (b)		2,049,000	1,967,040
8.125% 2/1/27 (b)		2,109,000	2,066,820
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (b)		599,000	604,924
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)		1,600,000	1,464,000
U.S. West Communications 7.25% 9/15/25		1,025,000	1,086,115
Verizon Communications, Inc.:
2.625% 2/21/20		4,555,000	4,521,267
3.85% 11/1/42		2,106,000	1,765,452
4.522% 9/15/48		3,221,000	2,952,317
4.862% 8/21/46		6,000,000	5,724,782
5.012% 4/15/49		3,325,000	3,232,062
5.012% 8/21/54		19,975,000	18,882,021
5.5% 3/16/47		13,101,000	13,682,949
			127,420,987
Entertainment - 0.2%
NBCUniversal, Inc.:
4.45% 1/15/43		3,554,000	3,337,050
5.15% 4/30/20		4,215,000	4,320,734
5.95% 4/1/41		2,485,000	2,751,110
Netflix, Inc. 4.375% 11/15/26		2,087,000	1,914,196
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(c)		1,995,875	1,157,608
Time Warner, Inc.:
3.6% 7/15/25		2,325,000	2,180,410
6.2% 3/15/40		4,280,000	4,382,871
			20,043,979
Interactive Media & Services - 0.0%
Uber Technologies, Inc. 7.5% 11/1/23 (b)		544,000	531,760
Media - 1.8%
Altice Financing SA:
6.625% 2/15/23 (b)		1,009,000	996,388
7.5% 5/15/26 (b)		3,417,000	3,211,980
Altice SA:
7.25% 5/15/22 (Reg. S)	EUR	290,000	317,626
7.75% 5/15/22 (b)		2,015,000	1,919,288
Cablevision SA 6.5% 6/15/21 (b)		368,000	357,516
Cablevision Systems Corp. 5.875% 9/15/22		1,132,000	1,132,000
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (b)		2,321,000	2,210,056
5% 2/1/28 (b)		6,950,000	6,472,188
5.125% 2/15/23		410,000	406,925
5.125% 5/1/23 (b)		2,729,000	2,711,944
5.125% 5/1/27 (b)		4,043,000	3,830,743
5.375% 5/1/25 (b)		3,000,000	2,947,500
5.5% 5/1/26 (b)		4,426,000	4,309,818
5.75% 2/15/26 (b)		4,058,000	4,058,041
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22		7,411,000	7,422,843
4.908% 7/23/25		7,411,000	7,377,992
5.375% 5/1/47		18,624,000	16,618,092
6.484% 10/23/45		2,976,000	2,977,542
Comcast Corp.:
3.9% 3/1/38		1,904,000	1,712,495
3.969% 11/1/47		6,156,000	5,296,347
3.999% 11/1/49		7,006,000	6,066,735
4% 3/1/48		3,472,000	3,053,788
4.6% 8/15/45		5,017,000	4,810,013
4.65% 7/15/42		4,483,000	4,329,418
6.45% 3/15/37		797,000	933,210
CSC Holdings LLC:
5.25% 6/1/24		1,554,000	1,476,300
5.375% 7/15/23 (b)		3,470,000	3,443,975
5.375% 2/1/28 (b)		1,034,000	971,960
5.5% 5/15/26 (b)		2,986,000	2,891,754
5.5% 4/15/27 (b)		1,468,000	1,409,280
6.75% 11/15/21		2,985,000	3,126,788
7.5% 4/1/28 (b)		1,724,000	1,775,686
7.75% 7/15/25 (b)		2,094,000	2,193,423
DISH DBS Corp.:
5.875% 7/15/22		1,452,000	1,384,845
5.875% 11/15/24		4,644,000	3,947,400
7.75% 7/1/26		492,000	436,343
E.W. Scripps Co. 5.125% 5/15/25 (b)		1,132,000	1,061,250
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (b)		986,000	921,910
4.875% 4/11/22 (b)		205,000	202,335
5.125% 3/31/27 (b)		210,000	193,202
Lagardere S.C.A.:
1.625% 6/21/24 (Reg. S)	EUR	1,800,000	1,961,591
2.75% 4/13/23 (Reg. S)	EUR	900,000	1,049,883
MDC Partners, Inc. 6.5% 5/1/24 (b)		5,114,000	4,346,900
Nielsen Co. SARL (Luxembourg):
5% 2/1/25 (b)		1,426,000	1,390,350
5.5% 10/1/21 (b)		319,000	320,097
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (b)		1,606,000	1,570,507
Sirius XM Radio, Inc.:
3.875% 8/1/22 (b)		2,210,000	2,131,523
5% 8/1/27 (b)		3,009,000	2,828,460
5.375% 4/15/25 (b)		2,341,000	2,305,885
6% 7/15/24 (b)		2,383,000	2,439,596
SKY PLC 2.25% 11/17/25 (Reg. S)	EUR	1,074,000	1,283,162
Time Warner Cable, Inc.:
4% 9/1/21		7,359,000	7,340,126
4.5% 9/15/42		11,084,000	8,747,994
5.5% 9/1/41		4,708,000	4,226,243
5.875% 11/15/40		6,004,000	5,697,329
6.55% 5/1/37		13,901,000	14,108,608
7.3% 7/1/38		14,056,000	15,202,137
8.25% 4/1/19		8,852,000	8,989,121
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		2,973,000	2,837,253
Virgin Media Secured Finance PLC 5.5% 8/15/26 (b)		1,573,000	1,481,058
VTR Finance BV 6.875% 1/15/24 (b)		1,292,000	1,309,765
Ziggo Bond Finance BV:
5.875% 1/15/25 (b)		2,163,000	1,972,396
6% 1/15/27 (b)		2,034,000	1,825,515
Ziggo Secured Finance BV 5.5% 1/15/27 (b)		4,840,000	4,507,250
			220,789,688
Wireless Telecommunication Services - 0.4%
America Movil S.A.B. de CV 3.125% 7/16/22		3,345,000	3,242,298
Citizens Utilities Co. 7.05% 10/1/46		2,136,000	1,100,040
Comcel Trust 6.875% 2/6/24 (b)		916,000	927,642
Digicel Group Ltd. 6.75% 3/1/23 (b)		459,000	369,495
Intelsat Jackson Holdings SA:
8% 2/15/24 (b)		2,853,000	2,985,094
8.5% 10/15/24 (b)		2,590,000	2,564,359
9.5% 9/30/22 (b)		1,452,000	1,673,430
Millicom International Cellular SA:
6% 3/15/25 (b)		472,000	463,150
6.625% 10/15/26 (b)		2,594,000	2,619,940
MTN (Mauritius) Investments Ltd. 6.5% 10/13/26 (b)		241,000	232,758
MTS International Funding Ltd. 5% 5/30/23 (b)		491,000	475,043
Neptune Finco Corp. 6.625% 10/15/25 (b)		1,525,000	1,585,817
Sprint Communications, Inc. 6% 11/15/22		5,039,000	5,036,984
Sprint Corp.:
7.25% 9/15/21		1,539,000	1,604,408
7.625% 3/1/26		1,432,000	1,467,800
7.875% 9/15/23		9,097,000	9,551,850
T-Mobile U.S.A., Inc.:
4.5% 2/1/26		1,472,000	1,381,398
6.375% 3/1/25		1,764,000	1,814,715
6.5% 1/15/24		2,208,000	2,274,240
TBG Global Pte. Ltd. 5.25% 2/10/22 (Reg. S)		717,000	696,566
Tele2 AB 1.125% 5/15/24 (Reg. S)	EUR	1,350,000	1,512,908
			43,579,935
TOTAL COMMUNICATION SERVICES			412,366,349
CONSUMER DISCRETIONARY - 1.2%
Auto Components - 0.0%
Metalsa SA de CV 4.9% 4/24/23 (b)		2,477,000	2,331,476
Samvardhana Motherson Automotive Systems Group BV 1.8% 7/6/24 (Reg. S)	EUR	1,632,000	1,501,479
			3,832,955
Automobiles - 0.5%
General Motors Financial Co., Inc.:
3.15% 1/15/20		9,891,000	9,823,580
3.2% 7/13/20		7,331,000	7,252,143
3.5% 7/10/19		3,905,000	3,907,193
4% 1/15/25		6,564,000	6,166,089
4.2% 3/1/21		9,534,000	9,489,127
4.25% 5/15/23		1,967,000	1,917,583
4.375% 9/25/21		17,407,000	17,393,074
Volkswagen Financial Services AG:
0.25% 10/16/20 (Reg. S)	EUR	1,382,000	1,557,941
1.875% 9/7/21 (Reg. S)	GBP	1,300,000	1,635,239
			59,141,969
Diversified Consumer Services - 0.1%
Frontdoor, Inc. 6.75% 8/15/26 (b)		641,000	617,764
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23		3,073,000	3,124,727
Laureate Education, Inc. 8.25% 5/1/25 (b)		1,675,000	1,788,063
Service Corp. International 4.625% 12/15/27		1,468,000	1,368,910
			6,899,464
Hotels, Restaurants & Leisure - 0.5%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (b)		1,065,000	1,007,756
5% 10/15/25 (b)		1,914,000	1,803,945
Aramark Services, Inc.:
4.75% 6/1/26		2,622,000	2,497,455
5% 2/1/28 (b)		1,238,000	1,176,100
5.125% 1/15/24		915,000	919,575
Delta Merger Sub, Inc. 6% 9/15/26 (b)		350,000	338,625
Eldorado Resorts, Inc. 6% 4/1/25		1,503,000	1,465,425
ESH Hospitality, Inc. 5.25% 5/1/25 (b)		641,000	612,956
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25		1,847,000	1,834,995
Golden Nugget, Inc. 6.75% 10/15/24 (b)		4,745,000	4,650,100
Hilton Escrow Issuer LLC 4.25% 9/1/24		2,642,000	2,519,543
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25		936,000	903,240
4.875% 4/1/27		555,000	529,331
MCE Finance Ltd. 4.875% 6/6/25 (b)		4,542,000	4,034,392
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26		6,112,000	5,634,775
4.5% 1/15/28		2,256,000	1,990,920
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/23		328,000	323,900
Scientific Games Corp.:
5% 10/15/25 (b)		1,851,000	1,732,814
6.625% 5/15/21		3,119,000	3,009,835
10% 12/1/22		2,800,000	2,901,220
Stars Group Holdings BV 7% 7/15/26 (b)		3,840,000	3,825,600
Station Casinos LLC 5% 10/1/25 (b)		1,557,000	1,422,709
Studio City Co. Ltd.:
5.875% 11/30/19 (b)		927,000	924,683
7.25% 11/30/21 (b)		1,787,000	1,820,060
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (b)		352,000	329,120
Times Square Hotel Trust 8.528% 8/1/26 (b)		703,383	801,708
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (b)		1,871,000	1,800,838
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)		1,717,000	1,568,394
Wynn Macau Ltd.:
4.875% 10/1/24 (b)		2,430,000	2,205,225
5.5% 10/1/27 (b)		2,345,000	2,075,325
			56,660,564
Household Durables - 0.0%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
3 month U.S. LIBOR + 3.500% 5.9363% 7/15/21 (b)(c)(d)		512,000	515,789
5.125% 7/15/23 (b)		1,876,000	1,831,445
			2,347,234
Internet & Direct Marketing Retail - 0.1%
Netflix, Inc. 4.875% 4/15/28		1,702,000	1,570,095
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (b)		2,169,000	2,071,395
6.375% 5/15/25		3,445,000	3,380,406
			7,021,896
Leisure Products - 0.0%
Mattel, Inc. 6.75% 12/31/25 (b)		3,883,000	3,659,728
Specialty Retail - 0.0%
Sally Holdings LLC 5.625% 12/1/25		252,000	241,920
TOTAL CONSUMER DISCRETIONARY			139,805,730
CONSUMER STAPLES - 1.3%
Beverages - 0.6%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21 (e)		6,844,000	6,706,362
3.3% 2/1/23		15,094,000	14,614,610
4.7% 2/1/36		14,291,000	13,462,286
4.9% 2/1/46		16,343,000	15,281,084
Anheuser-Busch InBev Worldwide, Inc.:
3.75% 1/15/22		3,708,000	3,693,571
4.75% 4/15/58		10,214,000	9,019,576
Central American Bottling Corp. 5.75% 1/31/27 (b)		107,000	105,128
Constellation Brands, Inc.:
3.875% 11/15/19		857,000	860,410
4.25% 5/1/23		1,889,000	1,899,227
			65,642,254
Food & Staples Retailing - 0.1%
C&S Group Enterprises LLC 5.375% 7/15/22 (b)		1,715,000	1,663,550
Casino Guichard Perrachon SA 4.407% 8/6/19 (c)	EUR	300,000	343,047
ESAL GmbH 6.25% 2/5/23 (b)		85,000	83,513
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19		3,075,000	3,051,628
3.3% 11/18/21		3,647,000	3,595,892
			8,737,630
Food Products - 0.1%
CF Industries Holdings, Inc. 5.15% 3/15/34		102,000	87,720
Gruma S.A.B. de CV 4.875% 12/1/24 (Reg. S)		363,000	355,290
JBS Investments II GmbH 7% 1/15/26 (b)		263,000	256,425
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)		940,000	909,450
5.875% 7/15/24 (b)		6,130,000	6,022,725
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)		778,000	750,770
4.875% 11/1/26 (b)		564,000	549,336
Post Holdings, Inc.:
5% 8/15/26 (b)		1,176,000	1,078,980
5.625% 1/15/28 (b)		1,178,000	1,092,595
5.75% 3/1/27 (b)		976,000	915,000
			12,018,291
Personal Products - 0.0%
Coty, Inc. 6.5% 4/15/26 (b)		1,688,000	1,485,440
Prestige Brands, Inc. 6.375% 3/1/24 (b)		697,000	690,466
			2,175,906
Tobacco - 0.5%
Altria Group, Inc.:
2.85% 8/9/22		3,474,000	3,351,141
4% 1/31/24		2,326,000	2,323,742
BAT International Finance PLC 1.25% 3/13/27 (Reg. S)	EUR	1,740,000	1,789,256
Imperial Tobacco Finance PLC:
2.95% 7/21/20 (b)		7,259,000	7,130,612
3.375% 2/26/26 (Reg. S)	EUR	544,000	655,634
3.75% 7/21/22 (b)		7,367,000	7,226,687
4.25% 7/21/25 (b)		6,702,000	6,551,436
8.125% 3/15/24	GBP	775,000	1,236,504
Reynolds American, Inc.:
3.25% 6/12/20		1,188,000	1,177,601
4% 6/12/22		4,132,000	4,091,577
4.45% 6/12/25		6,736,000	6,548,374
5.7% 8/15/35		1,538,000	1,540,061
5.85% 8/15/45		12,953,000	12,531,701
6.15% 9/15/43		1,637,000	1,662,969
7.25% 6/15/37		1,835,000	2,089,912
Vector Group Ltd. 6.125% 2/1/25 (b)		5,464,000	4,890,280
			64,797,487
TOTAL CONSUMER STAPLES			153,371,568
ENERGY - 6.2%
Energy Equipment & Services - 0.3%
Borets Finance DAC 6.5% 4/7/22 (b)		854,000	832,650
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21		6,854,000	6,993,338
6.5% 4/1/20		268,000	277,096
Ensco PLC:
4.5% 10/1/24		2,296,000	1,699,040
5.2% 3/15/25		4,722,000	3,532,623
5.75% 10/1/44		2,831,000	1,741,065
7.75% 2/1/26		1,898,000	1,565,850
Halliburton Co.:
3.8% 11/15/25		3,553,000	3,421,842
4.85% 11/15/35		3,103,000	3,033,223
Jonah Energy LLC 7.25% 10/15/25 (b)		1,735,000	1,283,900
Nabors Industries, Inc.:
5.5% 1/15/23		1,206,000	1,061,273
5.75% 2/1/25		1,925,000	1,570,015
Noble Holding International Ltd.:
5.25% 3/15/42		686,000	439,040
7.75% 1/15/24		1,096,000	959,000
7.875% 2/1/26 (b)		700,000	652,750
7.95% 4/1/25 (c)		3,751,000	3,207,105
8.95% 4/1/45 (c)		2,652,000	2,134,860
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		864,000	903,519
Summit Midstream Holdings LLC:
5.5% 8/15/22		775,000	751,750
5.75% 4/15/25		2,334,000	2,205,630
The Oil and Gas Holding Co.:
7.5% 10/25/27 (b)		688,000	655,492
7.625% 11/7/24 (b)		300,000	301,875
Weatherford International Ltd.:
5.95% 4/15/42		468,000	262,080
6.5% 8/1/36		646,000	361,760
7% 3/15/38		183,000	104,768
9.875% 2/15/24		1,040,000	696,800
Weatherford International, Inc. 9.875% 3/1/25 (b)		3,805,000	2,501,788
			43,150,132
Oil, Gas & Consumable Fuels - 5.9%
Anadarko Finance Co. 7.5% 5/1/31		10,737,000	12,455,914
Anadarko Petroleum Corp.:
4.5% 7/15/44		17,494,000	14,875,855
4.85% 3/15/21		2,443,000	2,493,533
5.55% 3/15/26		5,011,000	5,198,884
6.45% 9/15/36		5,339,000	5,674,782
6.6% 3/15/46		10,444,000	11,556,094
California Resources Corp. 8% 12/15/22 (b)		4,025,000	3,059,000
Canadian Natural Resources Ltd.:
3.9% 2/1/25		9,072,000	8,720,420
5.85% 2/1/35		3,955,000	4,111,271
Cenovus Energy, Inc. 4.25% 4/15/27		11,280,000	10,060,919
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27		2,031,000	1,967,531
5.875% 3/31/25		1,922,000	1,979,660
7% 6/30/24		2,680,000	2,887,700
Cheniere Energy Partners LP:
5.25% 10/1/25		7,393,000	7,198,934
5.625% 10/1/26 (b)		858,000	834,405
Chesapeake Energy Corp.:
4.875% 4/15/22		1,356,000	1,261,080
5.75% 3/15/23		2,025,000	1,883,250
8% 1/15/25		1,049,000	1,009,663
8% 6/15/27		1,196,000	1,136,200
Citgo Holding, Inc. 10.75% 2/15/20 (b)		745,000	769,213
Citgo Petroleum Corp. 6.25% 8/15/22 (b)		2,500,000	2,478,125
Columbia Pipeline Group, Inc.:
3.3% 6/1/20		5,622,000	5,595,987
4.5% 6/1/25		1,708,000	1,721,409
Comstock Escrow Corp. 9.75% 8/15/26 (b)		3,101,000	2,821,910
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.0841% 6/15/22 (b)(c)(d)		5,363,000	5,362,970
6.5% 5/15/26 (b)		1,535,000	1,496,625
6.875% 6/15/25 (b)		1,706,000	1,688,514
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		3,161,000	3,129,390
DCP Midstream LLC:
4.75% 9/30/21 (b)		4,113,000	4,102,718
5.85% 5/21/43 (b)(c)		10,461,000	8,787,240
DCP Midstream Operating LP:
3.875% 3/15/23		2,008,000	1,922,660
5.375% 7/15/25		2,109,000	2,111,636
Denbury Resources, Inc.:
4.625% 7/15/23		79,000	55,695
5.5% 5/1/22		984,000	753,055
6.375% 8/15/21		314,000	270,040
9% 5/15/21 (b)		2,279,000	2,284,698
9.25% 3/31/22 (b)		2,946,000	2,938,635
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (c)		2,072,913	1,981,705
Duke Energy Field Services 6.45% 11/3/36 (b)		4,987,000	4,987,000
El Paso Corp. 6.5% 9/15/20		5,858,000	6,112,219
Empresa Nacional de Petroleo 4.375% 10/30/24 (b)		3,283,000	3,180,826
Enable Midstream Partners LP:
2.4% 5/15/19 (c)		1,462,000	1,453,003
3.9% 5/15/24 (c)		1,542,000	1,476,505
Enbridge Energy Partners LP:
4.2% 9/15/21		4,838,000	4,875,575
4.375% 10/15/20		4,108,000	4,143,761
Enbridge, Inc.:
4.25% 12/1/26		2,805,000	2,736,395
5.5% 12/1/46		3,238,000	3,294,539
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (b)		312,000	320,580
5.75% 1/30/28 (b)		314,000	321,850
Energy Transfer Partners LP:
4.2% 9/15/23		2,098,000	2,055,757
4.95% 6/15/28		7,159,000	6,917,945
5.8% 6/15/38		3,992,000	3,766,149
6% 6/15/48		2,599,000	2,502,513
Enterprise Products Operating LP:
2.55% 10/15/19		1,078,000	1,070,238
3.75% 2/15/25		3,623,000	3,534,026
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 5/15/26 (b)		339,000	326,288
8% 11/29/24 (b)		3,804,000	3,309,480
Frontera Energy Corp. 9.7% 6/25/23 (b)		682,000	688,820
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		676,000	674,689
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		1,875,000	1,847,438
7% 6/15/23		3,618,000	3,563,730
Gran Tierra Energy International Holdings Ltd. 6.25% 2/15/25 (b)		236,000	221,250
Hess Infrastructure Partners LP 5.625% 2/15/26 (b)		3,682,000	3,571,540
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		3,051,000	2,768,783
5.75% 10/1/25 (b)		1,415,000	1,308,875
Indigo Natural Resources LLC 6.875% 2/15/26 (b)		1,746,000	1,606,320
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (b)		1,349,000	1,335,783
KazMunaiGaz Finance Sub BV 4.75% 4/24/25 (b)		307,000	298,880
Kinder Morgan Energy Partners LP:
3.5% 3/1/21		4,115,000	4,073,853
5.5% 3/1/44		15,589,000	14,801,472
6.55% 9/15/40		686,000	727,592
Kinder Morgan, Inc.:
5% 2/15/21 (b)		3,849,000	3,920,656
5.05% 2/15/46		1,762,000	1,591,209
Kosmos Energy Ltd.:
7.875% 8/1/21 (b)		915,000	909,281
7.875% 8/1/21 (b)		1,945,000	1,930,413
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (b)		1,722,000	1,666,035
Marathon Petroleum Corp. 5.125% 3/1/21		3,694,000	3,791,781
MPLX LP:
4.5% 7/15/23		3,588,000	3,602,892
4.8% 2/15/29		2,198,000	2,162,897
4.875% 12/1/24		4,860,000	4,916,101
5.5% 2/15/49		6,593,000	6,299,466
Nakilat, Inc. 6.067% 12/31/33 (b)		717,000	781,673
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)		2,869,000	2,157,775
Pan American Energy LLC 7.875% 5/7/21 (b)		1,083,000	1,088,415
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (b)		259,000	244,755
5.375% 1/15/25(b)		2,105,000	2,015,538
PBF Holding Co. LLC/PBF Finance Corp. 7% 11/15/23		363,000	363,000
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		2,702,000	2,695,245
Pemex Project Funding Master Trust 6.625% 6/15/35		2,552,000	2,231,724
Petrobras Energia SA 7.375% 7/21/23 (b)		622,000	572,246
Petrobras Global Finance BV:
4.375% 5/20/23		7,293,000	6,977,942
4.75% 1/14/25	EUR	1,074,000	1,246,227
5.75% 2/1/29		14,579,000	13,347,075
5.999% 1/27/28		21,638,000	20,361,358
6.125% 1/17/22		1,111,000	1,139,575
6.25% 3/17/24		8,186,000	8,276,046
7.25% 3/17/44		16,350,000	15,794,100
7.375% 1/17/27		14,920,000	15,428,772
8.75% 5/23/26		22,478,000	25,242,794
Petrobras International Finance Co. Ltd. 6.875% 1/20/40		120,000	112,812
Petroleos de Venezuela SA:
5.375% 4/12/27 (f)		353,900	56,093
6% 5/16/24 (b)(f)		437,331	69,098
6% 11/15/26 (b)(f)		1,019,833	163,173
12.75% 2/17/22 (b)(f)		98,000	19,061
Petroleos Mexicanos:
3.5% 1/30/23		4,054,000	3,652,249
3.625% 11/24/25 (Reg. S)	EUR	544,000	563,514
3.75% 2/21/24 (Reg. S)	EUR	2,889,000	3,164,341
4.5% 1/23/26		16,710,000	14,320,470
4.625% 9/21/23		28,642,000	26,594,383
4.875% 1/24/22		4,225,000	4,089,800
4.875% 1/18/24		5,048,000	4,669,400
5.5% 1/21/21		4,579,000	4,560,684
5.5% 6/27/44		3,922,000	2,940,794
5.625% 1/23/46		12,960,000	9,687,600
6% 3/5/20		1,419,000	1,438,227
6.35% 2/12/48 (b)		31,693,000	25,287,845
6.375% 1/23/45		11,019,000	8,866,438
6.5% 3/13/27		33,349,000	31,197,990
6.5% 6/2/41		11,272,000	9,310,785
6.625% (b)(g)		826,000	671,125
6.75% 9/21/47		19,468,000	16,109,770
6.875% 8/4/26		14,935,000	14,356,269
8% 5/3/19		2,635,000	2,666,620
Phillips 66 Co. 4.3% 4/1/22		4,579,000	4,651,610
Phillips 66 Partners LP 2.646% 2/15/20		478,000	471,198
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22		2,592,000	2,517,895
PT Pertamina Persero 6.5% 5/27/41 (b)		300,000	306,028
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 11/15/23		3,289,000	3,058,770
Sanchez Energy Corp. 7.25% 2/15/23 (b)		5,120,000	4,416,000
SemGroup Corp.:
6.375% 3/15/25		3,022,000	2,840,680
7.25% 3/15/26		1,993,000	1,913,280
Southwestern Energy Co.:
4.1% 3/15/22		1,172,000	1,128,050
6.2% 1/23/25 (c)		12,453,000	11,939,314
7.75% 10/1/27		1,365,000	1,380,288
Sunoco Logistics Partner Operations LP 5.4% 10/1/47		15,752,000	14,004,694
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23		1,085,000	1,029,394
5% 1/15/28		1,878,000	1,735,666
5.125% 2/1/25		3,606,000	3,479,790
5.25% 5/1/23		249,000	248,378
5.875% 4/15/26 (b)		2,110,000	2,099,450
6.75% 3/15/24		1,604,000	1,666,155
Teine Energy Ltd. 6.875% 9/30/22 (b)		535,000	526,975
The Williams Companies, Inc.:
4.55% 6/24/24		12,340,000	12,349,255
5.75% 6/24/44		6,964,000	6,845,125
Transportadora de Gas del Sur SA 6.75% 5/2/25 (b)		1,092,000	1,021,020
Tullow Oil PLC 7% 3/1/25 (b)		292,000	268,625
Western Gas Partners LP:
4.65% 7/1/26		1,770,000	1,687,861
4.75% 8/15/28		2,108,000	1,987,841
5.375% 6/1/21		15,993,000	16,404,521
Williams Partners LP:
3.6% 3/15/22		3,926,000	3,854,651
3.9% 1/15/25		9,678,000	9,342,038
4% 11/15/21		2,437,000	2,427,565
4% 9/15/25		1,089,000	1,047,335
4.125% 11/15/20		871,000	873,917
4.3% 3/4/24		14,855,000	14,669,571
4.5% 11/15/23		2,658,000	2,667,347
YPF SA:
8.5% 3/23/21 (b)		376,000	374,590
8.5% 3/23/21 (Reg. S)		1,345,000	1,339,956
8.75% 4/4/24 (b)		3,281,000	3,198,975
			717,608,334
TOTAL ENERGY			760,758,466
FINANCIALS - 10.0%
Banks - 4.0%
ABN AMRO Bank NV 4.4% 3/27/28 (Reg. S) (c)		200,000	194,685
Access Bank PLC 9.25% 6/24/21 (b)(c)		752,000	744,480
AIB Group PLC 2.25% 7/3/25 (Reg. S)	EUR	403,000	442,015
Akbank TAS/Ak Finansal Kiralama A/S:
4% 1/24/20 (b)		697,000	671,412
7.2% 3/16/27 (b)(c)		343,000	291,550
Allied Irish Banks PLC 4.125% 11/26/25 (Reg. S) (c)	EUR	1,486,000	1,724,701
Banca Monte dei Paschi di Siena SpA 5.375% 1/18/28 (c)	EUR	909,000	652,636
Banco de Bogota SA 6.25% 5/12/26 (b)		250,000	252,003
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		488,000	491,665
Banco Do Brasil SA:
4.625% 1/15/25 (b)		1,007,000	943,056
4.875% 4/19/23 (b)		292,000	288,496
Banco Hipotecario SA 9.75% 11/30/20 (b)		1,953,000	1,940,306
Banco Macro SA 6.75% 11/4/26 (b)(c)		1,395,000	1,155,060
Bank Ireland Group PLC:
1.375% 8/29/23 (Reg. S)	EUR	622,000	684,620
3.125% 9/19/27 (Reg. S) (c)	GBP	300,000	360,435
Bank of America Corp.:
3.004% 12/20/23 (c)		5,145,000	4,933,282
3.3% 1/11/23		327,000	318,887
3.419% 12/20/28 (c)		8,456,000	7,789,242
3.5% 4/19/26		7,461,000	7,076,646
3.705% 4/24/28 (c)		11,813,000	11,153,579
3.864% 7/23/24 (c)		24,740,000	24,502,316
3.95% 4/21/25		6,226,000	6,017,151
4.1% 7/24/23		4,167,000	4,171,606
4.2% 8/26/24		14,710,000	14,521,989
4.25% 10/22/26		5,344,000	5,178,331
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		430,000	356,931
Barclays PLC:
2.75% 11/8/19		4,446,000	4,400,553
3.25% 1/12/21		7,664,000	7,478,194
4.375% 1/12/26		9,104,000	8,607,559
BBVA Bancomer SA:
7.25% 4/22/20 (b)		535,000	548,910
7.25% 4/22/20 (Reg. S)		862,000	884,412
Biz Finance PLC 9.625% 4/27/22 (b)		1,172,000	1,146,193
BTA Bank JSC 5.5% 12/21/22 (b)		235,904	233,781
CaixaBank SA:
1.75% 10/24/23 (Reg. S)	EUR	1,700,000	1,900,032
2.75% 7/14/28 (Reg. S) (c)	EUR	500,000	555,662
CBOM Finance PLC 5.55% 2/14/23 (b)		227,000	209,986
Citigroup, Inc.:
2.4% 2/18/20		13,030,000	12,880,914
2.75% 4/25/22		9,073,000	8,726,320
3.142% 1/24/23 (c)		8,277,000	8,081,604
4.05% 7/30/22		1,925,000	1,932,600
4.3% 11/20/26		4,442,000	4,280,309
4.4% 6/10/25		16,273,000	15,993,348
4.45% 9/29/27		3,629,000	3,505,019
5.125% 12/12/18	GBP	680,000	867,103
5.5% 9/13/25		9,155,000	9,537,683
Citizens Bank NA 2.55% 5/13/21		2,382,000	2,316,157
Citizens Financial Group, Inc. 4.15% 9/28/22 (b)		5,802,000	5,748,305
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20		7,061,000	6,973,559
3.75% 3/26/25		7,059,000	6,693,658
3.8% 9/15/22		11,142,000	11,009,458
3.8% 6/9/23		13,301,000	12,958,884
CYBG PLC 3.125% 6/22/25 (Reg. S) (c)	GBP	430,000	504,280
Development Bank of Mongolia 7.25% 10/23/23 (b)		249,000	242,210
Discover Bank:
4.2% 8/8/23		6,479,000	6,428,291
7% 4/15/20		737,000	767,046
Export Credit Bank of Turkey 5.875% 4/24/19 (b)		267,000	265,146
Fidelity Bank PLC 10.5% 10/16/22 (b)		699,000	704,396
Fifth Third Bancorp 8.25% 3/1/38		1,694,000	2,240,629
HSBC Holdings PLC 4.25% 3/14/24		2,247,000	2,200,952
Huntington Bancshares, Inc. 7% 12/15/20		1,035,000	1,102,615
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)		2,332,000	2,044,991
5.71% 1/15/26 (b)		15,409,000	13,540,882
Itau Unibanco Holding SA:
5.125% 5/13/23 (Reg. S)		735,000	735,147
5.5% 8/6/22 (b)		419,000	425,285
6.2% 12/21/21 (Reg. S)		356,000	368,531
JPMorgan Chase & Co.:
2.35% 1/28/19		2,489,000	2,487,028
2.95% 10/1/26		6,707,000	6,101,323
3.25% 9/23/22		6,686,000	6,576,416
3.797% 7/23/24 (c)		25,215,000	24,938,405
3.875% 9/10/24		12,990,000	12,716,840
4.125% 12/15/26		11,765,000	11,457,497
4.25% 10/15/20		2,539,000	2,571,222
4.35% 8/15/21		7,356,000	7,472,487
4.452% 12/5/29 (c)		20,700,000	20,712,195
4.5% 1/24/22		8,001,000	8,190,517
4.625% 5/10/21		2,497,000	2,556,617
JSC BGEO Group 6% 7/26/23 (b)		857,000	836,387
Nordea Bank AB 0.875% 6/26/23 (Reg. S)	EUR	1,208,000	1,356,270
Nykredit Realkredit A/S 4% 6/3/36 (Reg. S) (c)	EUR	1,708,000	2,007,476
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (b)		220,000	216,695
Rabobank Nederland 4.375% 8/4/25		9,413,000	9,194,150
Regions Bank 6.45% 6/26/37		8,935,000	10,245,315
Regions Financial Corp. 3.2% 2/8/21		4,325,000	4,264,537
Royal Bank of Scotland Group PLC:
4.8% 4/5/26		18,311,000	17,737,215
5.125% 5/28/24		23,230,000	22,513,116
6% 12/19/23		16,706,000	16,802,188
6.1% 6/10/23		11,600,000	11,791,110
6.125% 12/15/22		15,445,000	15,675,915
SB Capital SA 5.5% 2/26/24 (b)(c)		421,000	421,126
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (b)		864,000	896,486
Turkiye Garanti Bankasi A/S:
3.375% 7/8/19 (Reg. S)	EUR	697,000	782,367
4.75% 10/17/19 (b)		241,000	236,180
6.125% 5/24/27 (b)(c)		385,000	310,079
6.25% 4/20/21 (b)		354,000	342,318
Turkiye Is Bankasi A/S 5.5% 4/21/22 (b)		514,000	445,217
Turkiye Vakiflar Bankasi TAO:
5.75% 1/30/23 (b)		953,000	810,393
6.875% 2/3/25 (Reg. S) (c)		767,000	641,680
Zenith Bank PLC:
6.25% 4/22/19 (b)		2,227,000	2,216,756
7.375% 5/30/22 (b)		1,486,000	1,459,573
			492,880,780
Capital Markets - 3.3%
Affiliated Managers Group, Inc.:
3.5% 8/1/25		7,624,000	7,302,935
4.25% 2/15/24		5,321,000	5,371,492
Blackstone Property Partners Europe LP:
1.4% 7/6/22 (Reg. S)	EUR	534,000	605,073
2.2% 7/24/25 (Reg. S)	EUR	2,704,000	2,990,056
Credit Suisse Group AG:
3.869% 1/12/29 (b)(c)		6,719,000	6,196,026
4.207% 6/12/24 (b)(c)		10,289,000	10,163,997
5.75% 9/18/25 (Reg. S) (c)	EUR	1,150,000	1,389,794
6.5% 8/8/23 (Reg. S)		2,905,000	3,042,825
Deutsche Bank AG:
4.5% 4/1/25		29,242,000	25,141,296
5% 6/24/20	EUR	1,700,000	1,981,847
Deutsche Bank AG New York Branch:
3.15% 1/22/21		10,419,000	10,048,697
3.3% 11/16/22		17,274,000	16,106,681
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (c)		36,646,000	35,357,827
3.2% 2/23/23		6,170,000	5,969,136
3.691% 6/5/28 (c)		72,922,000	67,496,944
3.75% 5/22/25		7,259,000	6,934,277
4.25% 10/21/25		2,860,000	2,759,438
6.75% 10/1/37		3,974,000	4,522,404
IntercontinentalExchange, Inc. 2.75% 12/1/20		2,355,000	2,326,616
Lazard Group LLC 4.25% 11/14/20		1,413,000	1,428,823
Merrill Lynch & Co., Inc. 5.5% 11/22/21	GBP	445,000	617,067
Moody's Corp.:
3.25% 1/15/28		4,181,000	3,881,080
4.875% 2/15/24		3,926,000	4,061,437
Morgan Stanley:
3.125% 1/23/23		4,718,000	4,557,258
3.125% 7/27/26		39,505,000	36,089,023
3.7% 10/23/24		13,602,000	13,230,889
3.737% 4/24/24 (c)		45,366,000	44,668,809
3.95% 4/23/27		1,143,000	1,072,927
4.875% 11/1/22		9,523,000	9,727,124
5% 11/24/25		1,157,000	1,173,072
5.5% 1/26/20		31,938,000	32,676,292
5.625% 9/23/19		4,614,000	4,697,135
5.75% 1/25/21		7,215,000	7,511,246
MSCI, Inc.:
4.75% 8/1/26 (b)		1,504,000	1,432,560
5.25% 11/15/24 (b)		1,604,000	1,608,010
Thomson Reuters Corp. 3.85% 9/29/24		1,266,000	1,220,308
UBS AG 4.75% 2/12/26 (Reg. S) (c)	EUR	3,752,000	4,497,018
UBS Group Funding Ltd. 4.125% 9/24/25 (b)		6,852,000	6,731,506
			396,588,945
Consumer Finance - 0.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22		2,714,000	2,642,333
4.125% 7/3/23		7,415,000	7,267,477
Ally Financial, Inc.:
4.625% 3/30/25		1,212,000	1,190,790
5.75% 11/20/25		11,804,000	12,054,835
8% 11/1/31		2,582,000	3,015,001
Capital One Financial Corp. 3.8% 1/31/28		8,091,000	7,437,506
Credito Real S.A.B. de CV 7.5% 3/13/19 (b)		137,000	137,001
Discover Financial Services:
3.85% 11/21/22		12,648,000	12,490,165
3.95% 11/6/24		5,349,000	5,221,261
4.1% 2/9/27		8,791,000	8,173,366
5.2% 4/27/22		4,553,000	4,681,815
Ford Motor Credit Co. LLC 2.597% 11/4/19		18,948,000	18,722,086
Navient Corp.:
5.875% 10/25/24		278,000	249,505
6.5% 6/15/22		1,072,000	1,069,899
7.25% 9/25/23		1,852,000	1,861,260
SLM Corp.:
5.5% 1/25/23		3,493,000	3,292,153
6.125% 3/25/24		496,000	463,760
7.25% 1/25/22		1,424,000	1,452,480
Springleaf Financial Corp.:
6.875% 3/15/25		990,000	931,838
7.125% 3/15/26		2,970,000	2,775,168
Synchrony Financial:
3% 8/15/19		1,781,000	1,768,402
3.75% 8/15/21		2,689,000	2,621,805
3.95% 12/1/27		12,382,000	10,456,615
4.25% 8/15/24		2,707,000	2,487,800
			112,464,321
Diversified Financial Services - 0.9%
1MDB Global Investments Ltd. 4.4% 3/9/23		2,200,000	2,007,621
Avolon Holdings Funding Ltd.:
5.125% 10/1/23 (b)		2,321,000	2,312,296
5.5% 1/15/23 (b)		1,250,000	1,253,125
AXA Equitable Holdings, Inc. 3.9% 4/20/23 (b)		1,852,000	1,815,721
Brixmor Operating Partnership LP:
3.25% 9/15/23		9,261,000	8,865,258
3.85% 2/1/25		5,199,000	4,977,035
3.875% 8/15/22		7,631,000	7,568,735
4.125% 6/15/26		3,138,000	3,013,959
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (b)		938,000	769,160
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		1,173,000	961,872
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (b)		4,411,000	4,047,093
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (b)		207,000	195,615
Financial & Risk U.S. Holdings, Inc. 6.25% 5/15/26 (b)		1,466,000	1,446,759
Halfmoon Parent, Inc.:
4.125% 11/15/25 (b)		4,325,000	4,271,897
4.375% 10/15/28 (b)		11,163,000	10,961,385
4.8% 8/15/38 (b)		6,950,000	6,727,776
4.9% 12/15/48 (b)		6,944,000	6,630,828
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22		8,988,000	9,018,829
6% 8/1/20		1,020,000	1,027,650
6.25% 2/1/22		2,698,000	2,741,843
6.375% 12/15/25		2,559,000	2,527,013
6.75% 2/1/24		726,000	730,538
Logicor Financing SARL 1.5% 11/14/22 (Reg. S)	EUR	1,200,000	1,345,533
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (b)		345,000	335,513
5.25% 8/15/22 (b)		1,295,000	1,295,000
5.5% 2/15/24 (b)		925,000	930,670
Proven Honour Capital Ltd. 4.125% 5/6/26 (Reg. S)		1,042,000	945,928
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		987,000	991,935
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (b)		755,000	679,500
6.875% 2/15/23 (b)		256,000	239,360
Sistema International Funding SA 6.95% 5/17/19 (b)		1,114,000	1,117,342
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		4,601,000	4,957,578
Tempo Acquisition LLC 6.75% 6/1/25 (b)		1,822,000	1,717,235
TMK Capital SA 6.75% 4/3/20 (Reg. S)		294,000	295,356
Voya Financial, Inc. 3.125% 7/15/24		5,010,000	4,716,636
WPC Eurobond BV 2.25% 4/9/26	EUR	980,000	1,093,024
			104,532,618
Insurance - 0.9%
AIA Group Ltd. 2.25% 3/11/19 (b)		931,000	927,955
American International Group, Inc.:
2.3% 7/16/19		2,345,000	2,331,438
3.3% 3/1/21		3,489,000	3,448,377
3.875% 1/15/35		6,911,000	5,923,199
4.875% 6/1/22		6,603,000	6,774,548
AmWINS Group, Inc. 7.75% 7/1/26 (b)		2,225,000	2,213,875
Aon Corp. 5% 9/30/20		1,399,000	1,434,106
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (c)		1,931,000	1,947,050
Demeter Investments BV:
5.625% 8/15/52 (Reg. S) (c)		323,000	309,432
5.75% 8/15/50 (Reg. S) (c)		671,000	654,950
Hartford Financial Services Group, Inc. 5.125% 4/15/22		5,367,000	5,594,947
Liberty Mutual Group, Inc. 5% 6/1/21 (b)		4,589,000	4,685,244
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		2,573,000	2,643,097
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (b)		11,078,000	10,165,229
MetLife, Inc.:
3.048% 12/15/22 (c)		4,512,000	4,408,906
4.75% 2/8/21		1,128,000	1,157,170
Metropolitan Life Global Funding I 3% 1/10/23 (b)		2,866,000	2,785,719
Pacific LifeCorp 5.125% 1/30/43 (b)		12,258,000	12,287,077
Pricoa Global Funding I 5.375% 5/15/45 (c)		6,348,000	6,022,665
Prudential Financial, Inc. 7.375% 6/15/19		1,172,000	1,197,100
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)		6,563,000	6,706,470
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)		2,195,000	2,206,253
Unum Group:
3.875% 11/5/25		7,835,000	7,522,003
4% 3/15/24		7,259,000	7,158,529
5.625% 9/15/20		3,044,000	3,142,895
5.75% 8/15/42		9,271,000	9,372,369
			113,020,603
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25		699,000	651,818
Thrifts & Mortgage Finance - 0.0%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (b)		1,071,000	1,135,260
Quicken Loans, Inc. 5.25% 1/15/28 (b)		2,700,000	2,403,000
			3,538,260
TOTAL FINANCIALS			1,223,677,345
HEALTH CARE - 2.3%
Biotechnology - 0.1%
AbbVie, Inc. 4.5% 5/14/35		7,105,000	6,520,430
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co.:
2.675% 12/15/19		1,435,000	1,423,006
3.7% 6/6/27		5,954,000	5,550,671
Hologic, Inc.:
4.375% 10/15/25 (b)		1,356,000	1,288,200
4.625% 2/1/28 (b)		252,000	235,776
Teleflex, Inc.:
4.625% 11/15/27		866,000	810,360
4.875% 6/1/26		2,531,000	2,451,172
			11,759,185
Health Care Providers & Services - 1.5%
Aetna, Inc. 2.75% 11/15/22		729,000	692,324
Community Health Systems, Inc.:
5.125% 8/1/21		1,835,000	1,737,516
6.25% 3/31/23		8,322,000	7,718,655
8.625% 1/15/24 (b)		2,022,000	2,054,858
CVS Health Corp.:
2.8% 7/20/20		5,517,000	5,443,576
3.7% 3/9/23		3,266,000	3,214,012
4% 12/5/23		3,094,000	3,071,473
4.1% 3/25/25		20,366,000	20,059,306
4.3% 3/25/28		23,650,000	23,036,909
4.78% 3/25/38		10,528,000	10,059,082
5.05% 3/25/48		15,479,000	14,994,177
Elanco Animal Health, Inc.:
3.912% 8/27/21 (b)		1,833,000	1,831,849
4.272% 8/28/23 (b)		5,786,000	5,744,496
4.9% 8/28/28 (b)		2,437,000	2,452,702
Halfmoon Parent, Inc. 3.75% 7/15/23 (b)		8,944,000	8,823,852
HCA Holdings, Inc.:
4.25% 10/15/19		2,755,000	2,761,888
4.5% 2/15/27		1,913,000	1,835,284
4.75% 5/1/23		216,000	216,000
5% 3/15/24		2,314,000	2,319,785
5.25% 6/15/26		4,163,000	4,189,019
5.375% 2/1/25		2,255,000	2,269,094
5.875% 3/15/22		259,000	269,166
5.875% 2/15/26		1,386,000	1,427,580
6.5% 2/15/20		10,998,000	11,300,445
Medco Health Solutions, Inc. 4.125% 9/15/20		2,717,000	2,734,951
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		2,182,000	2,179,273
5.5% 2/1/21		564,000	571,050
Tenet Healthcare Corp.:
4.375% 10/1/21		1,388,000	1,363,710
4.625% 7/15/24		2,011,000	1,929,374
5.125% 5/1/25		1,597,000	1,514,156
6.75% 6/15/23		1,712,000	1,690,600
7.5% 1/1/22 (b)		281,000	291,538
8.125% 4/1/22		7,905,000	8,191,556
THC Escrow Corp. III 7% 8/1/25		2,537,000	2,473,575
Toledo Hospital:
5.325% 11/15/28		3,971,000	3,989,048
6.015% 11/15/48		19,061,000	19,189,748
Wellcare Health Plans, Inc.:
5.25% 4/1/25		2,485,000	2,463,256
5.375% 8/15/26 (b)		481,000	477,479
WellPoint, Inc. 3.3% 1/15/23		2,338,000	2,287,053
			188,869,415
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc. 5.5% 4/1/26 (b)		715,000	715,000
Thermo Fisher Scientific, Inc. 4.15% 2/1/24		1,092,000	1,097,013
			1,812,013
Pharmaceuticals - 0.6%
Actavis Funding SCS 3.45% 3/15/22		17,547,000	17,162,243
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)		2,359,000	2,297,960
Catalent Pharma Solutions 4.875% 1/15/26 (b)		1,860,000	1,762,350
Mylan NV:
2.25% 11/22/24 (Reg. S)	EUR	668,000	756,253
2.5% 6/7/19		3,275,000	3,256,021
3.15% 6/15/21		7,707,000	7,524,827
3.95% 6/15/26		4,038,000	3,708,602
4.55% 4/15/28 (b)		7,694,000	7,179,176
Perrigo Finance PLC 3.5% 12/15/21		559,000	543,712
Teva Pharmaceutical Finance Co. BV:
2.95% 12/18/22		381,000	342,922
3.65% 11/10/21		544,000	519,574
Teva Pharmaceutical Finance IV BV 3.65% 11/10/21		1,004,000	958,919
Teva Pharmaceutical Finance IV LLC 2.25% 3/18/20		328,000	319,407
Teva Pharmaceutical Finance Netherlands III BV:
0.375% 7/25/20 (Reg. S)	EUR	599,000	662,870
2.2% 7/21/21		5,444,000	5,054,821
2.8% 7/21/23		7,973,000	6,989,514
4.5% 3/1/25	EUR	563,000	647,113
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (b)		1,323,000	1,299,848
5.625% 12/1/21 (b)		3,259,000	3,254,926
5.875% 5/15/23 (b)		3,364,000	3,267,285
6.5% 3/15/22 (b)		907,000	937,611
7% 3/15/24 (b)		1,780,000	1,862,325
9% 12/15/25 (b)		352,000	371,360
Zoetis, Inc.:
3.25% 2/1/23		1,775,000	1,732,203
3.45% 11/13/20		1,880,000	1,880,021
			74,291,863
TOTAL HEALTH CARE			283,252,906
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.:
3.8% 10/7/24 (b)		3,311,000	3,261,952
6.375% 6/1/19 (b)		2,929,000	2,972,269
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (b)		3,606,000	3,488,805
Bombardier, Inc.:
6.125% 1/15/23 (b)		4,765,000	4,526,750
7.5% 12/1/24 (b)		3,882,000	3,692,753
7.5% 3/15/25 (b)		1,091,000	1,036,450
BWX Technologies, Inc. 5.375% 7/15/26 (b)		2,702,000	2,620,940
DAE Funding LLC 4% 8/1/20 (b)		91,000	89,408
TransDigm, Inc.:
5.5% 10/15/20		1,299,000	1,298,597
6% 7/15/22		1,455,000	1,456,819
6.375% 6/15/26		350,000	341,649
6.5% 5/15/25 (Reg. S)		3,012,000	3,000,705
			27,787,097
Air Freight & Logistics - 0.1%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(c)		3,943,000	3,947,929
Rumo Luxembourg Sarl 7.375% 2/9/24 (b)		1,347,000	1,388,757
			5,336,686
Airlines - 0.0%
Azul Investments LLP 5.875% 10/26/24 (b)		437,000	404,444
Mexico City Airport Trust 5.5% 10/31/46 (b)		236,000	175,891
U.S. Airways pass-thru trust certificates 8.36% 1/20/19		13,718	13,855
			594,190
Commercial Services & Supplies - 0.1%
APX Group, Inc.:
7.625% 9/1/23		1,394,000	1,132,625
8.75% 12/1/20		2,422,000	2,319,065
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (b)		1,758,000	1,551,435
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)		2,221,000	2,054,425
Multi-Color Corp. 4.875% 11/1/25 (b)		1,700,000	1,525,750
Prime Security One MS, Inc. 4.875% 7/15/32 (b)		1,513,000	1,195,270
Securitas AB 1.125% 2/20/24 (Reg. S)	EUR	871,000	983,276
Tervita Escrow Corp. 7.625% 12/1/21 (b)		332,000	325,360
			11,087,206
Construction & Engineering - 0.1%
AECOM:
5.125% 3/15/27		2,553,000	2,321,954
5.875% 10/15/24		2,678,000	2,688,043
Cementos Progreso Trust 7.125% 11/6/23 (b)		414,000	424,872
Odebrecht Finance Ltd.:
4.375% 4/25/25 (b)(f)		935,000	133,238
7.125% 6/26/42 (b)		1,399,000	209,850
			5,777,957
Electrical Equipment - 0.0%
Sensata Technologies BV 5% 10/1/25 (b)		1,555,000	1,496,688
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	569,000	679,347
			2,176,035
Industrial Conglomerates - 0.0%
Turk Sise ve Cam Fabrikalari A/S 4.25% 5/9/20 (b)		218,000	211,174
Machinery - 0.0%
Fiat Industrial Finance Europe SA 1.875% 1/19/26 (Reg. S)	EUR	708,000	784,770
U.S.A. Compression Partners LP 6.875% 4/1/26 (b)		2,099,000	2,049,149
			2,833,919
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		4,640,000	3,642,400
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (b)		552,000	367,080
11.25% 8/15/22 (b)		1,158,000	914,820
			4,924,300
Road & Rail - 0.0%
Alpha Trains Finance SA 2.064% 6/30/25	EUR	1,125,000	1,303,542
JSC Georgian Railway 7.75% 7/11/22 (b)		446,000	461,610
			1,765,152
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
3% 9/15/23		1,163,000	1,091,082
3.375% 6/1/21		3,808,000	3,741,252
3.75% 2/1/22		9,580,000	9,503,008
3.875% 4/1/21		4,214,000	4,218,073
4.25% 9/15/24		4,366,000	4,301,151
4.75% 3/1/20		4,281,000	4,341,439
Avantor, Inc. 6% 10/1/24 (b)		1,062,000	1,052,708
FLY Leasing Ltd.:
5.25% 10/15/24		3,722,000	3,461,460
6.375% 10/15/21		2,178,000	2,199,780
Travis Perkins PLC:
4.375% 9/15/21 (Reg. S)	GBP	252,000	319,242
4.5% 9/7/23 (Reg. S)	GBP	584,000	726,421
			34,955,616
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (b)		1,592,000	1,482,550
TOTAL INDUSTRIALS			98,931,882
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.0%
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (b)		2,680,000	2,693,668
Proven Glory Capital Ltd. 3.25% 2/21/22 (Reg. S)		345,000	330,143
			3,023,811
Electronic Equipment & Components - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (b)		289,000	288,379
4.42% 6/15/21 (b)		871,000	871,943
TTM Technologies, Inc. 5.625% 10/1/25 (b)		3,975,000	3,796,125
Tyco Electronics Group SA 2.375% 12/17/18		814,000	813,845
			5,770,292
IT Services - 0.0%
Gartner, Inc. 5.125% 4/1/25 (b)		485,000	478,331
Indra Sistemas SA 3% 4/19/24 (Reg. S)	EUR	1,100,000	1,235,721
			1,714,052
Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc. 5.5% 2/1/25		2,590,000	2,599,713
NXP BV/NXP Funding LLC 4.125% 6/1/21 (b)		768,000	759,360
Qorvo, Inc. 5.5% 7/15/26 (b)		1,546,000	1,499,620
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (b)		1,098,000	1,117,918
			5,976,611
Software - 0.1%
CDK Global, Inc.:
4.875% 6/1/27		661,000	616,383
5.875% 6/15/26		1,377,000	1,370,115
Ensemble S Merger Sub, Inc. 9% 9/30/23 (b)		1,279,000	1,317,370
Fair Isaac Corp. 5.25% 5/15/26 (b)		3,301,000	3,255,611
Nuance Communications, Inc.:
5.375% 8/15/20 (b)		469,000	469,879
5.625% 12/15/26		1,517,000	1,456,775
Open Text Corp. 5.875% 6/1/26 (b)		4,021,000	4,051,158
Symantec Corp. 5% 4/15/25 (b)		2,341,000	2,266,299
			14,803,590
TOTAL INFORMATION TECHNOLOGY			31,288,356
MATERIALS - 0.8%
Chemicals - 0.3%
Braskem Finance Ltd.:
5.375% 5/2/22 (b)		439,000	445,589
5.75% 4/15/21 (b)		301,000	308,841
International Flavors & Fragrances, Inc. 1.8% 9/25/26	EUR	1,252,000	1,400,629
NOVA Chemicals Corp.:
4.875% 6/1/24 (b)		2,838,000	2,639,340
5.25% 6/1/27 (b)		532,000	487,445
Nufarm Australia Ltd. 5.75% 4/30/26 (b)		1,724,000	1,611,940
OCI NV 6.625% 4/15/23 (b)		3,893,000	3,951,395
OCP SA 5.625% 4/25/24 (b)		323,000	324,454
Olin Corp.:
5% 2/1/30		606,000	539,340
5.125% 9/15/27		2,087,000	1,959,797
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (b)		982,000	888,710
Platform Specialty Products Corp. 5.875% 12/1/25 (b)		3,141,000	3,062,475
SABIC Capital II BV 4% 10/10/23 (b)		642,000	633,590
Sasol Financing U.S.A. LLC 5.875% 3/27/24		401,000	400,669
The Chemours Co. LLC 5.375% 5/15/27		1,925,000	1,737,313
The Dow Chemical Co.:
4.125% 11/15/21		3,952,000	3,990,556
4.25% 11/15/20		1,326,000	1,340,410
TPC Group, Inc. 8.75% 12/15/20 (b)		4,843,000	4,673,495
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (b)		1,688,000	1,489,660
Tronox Finance PLC 5.75% 10/1/25 (b)		336,000	284,760
Tronox, Inc. 6.5% 4/15/26 (b)		822,000	711,030
Valvoline, Inc. 4.375% 8/15/25		1,395,000	1,285,144
			34,166,582
Construction Materials - 0.0%
CEMEX Finance LLC:
4.625% 6/15/24	EUR	889,000	1,026,566
6% 4/1/24 (b)		336,000	330,120
CEMEX S.A.B. de CV:
4.375% 3/5/23 (Reg. S)	EUR	817,000	938,800
7.75% 4/16/26 (b)		671,000	702,269
Union Andina de Cementos SAA 5.875% 10/30/21 (b)		711,000	723,634
			3,721,389
Containers & Packaging - 0.1%
Ard Securities Finance SARL 8.75% 1/31/23 pay-in-kind (b)(c)		2,288,469	1,939,477
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 6% 2/15/25 (b)		4,157,000	3,871,206
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26 (b)		1,328,000	1,279,926
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26		1,942,000	1,806,060
Flex Acquisition Co., Inc. 6.875% 1/15/25 (b)		265,000	244,794
OI European Group BV 4% 3/15/23 (b)		1,960,000	1,832,600
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (b)		1,426,000	1,365,395
Silgan Holdings, Inc. 4.75% 3/15/25		1,069,000	1,004,860
			13,344,318
Metals & Mining - 0.4%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (b)(c)		2,547,000	2,619,080
6.75% 10/19/75 (b)(c)		6,327,000	6,706,620
Commercial Metals Co. 5.375% 7/15/27		3,081,000	2,811,413
Constellium NV 5.875% 2/15/26 (b)		1,080,000	980,100
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (b)		3,004,000	2,798,046
4.5% 8/1/47 (b)		2,375,000	2,177,733
CSN Islands XI Corp. 6.875% 9/21/19 (b)		1,786,000	1,772,623
CSN Resources SA 6.5% 7/21/20 (b)		1,131,000	1,074,450
EVRAZ Group SA 8.25% 1/28/21 (Reg. S)		212,000	224,084
Ferrexpo Finance PLC:
10.375% 4/7/19 (b)		316,500	318,146
10.375% 4/7/19 (Reg. S)		215,000	216,118
10.375% 4/7/19 (Reg. S)		420,000	422,184
First Quantum Minerals Ltd.:
6.5% 3/1/24 (b)		1,254,000	1,101,953
6.875% 3/1/26 (b)		1,279,000	1,096,743
7.25% 5/15/22 (b)		806,000	778,798
7.25% 4/1/23 (b)		4,988,000	4,620,135
7.5% 4/1/25 (b)		1,207,000	1,086,300
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (b)		1,535,000	1,473,600
5.125% 3/15/23 (b)		780,000	739,050
5.125% 5/15/24 (b)		1,414,000	1,316,788
Freeport-McMoRan, Inc.:
3.55% 3/1/22		3,666,000	3,487,283
3.875% 3/15/23		1,118,000	1,041,138
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (b)		737,000	725,945
GTL Trade Finance, Inc. 5.893% 4/29/24 (b)		308,000	317,733
Metinvest BV 7.75% 4/23/23 (b)		2,621,000	2,374,773
Polyus Finance PLC 5.25% 2/7/23 (b)		1,397,000	1,336,482
POSCO 4% 8/1/23 (b)		350,000	348,887
Stillwater Mining Co. 6.125% 6/27/22 (b)		2,223,000	2,021,596
Vedanta Resources PLC:
6.375% 7/30/22 (b)		980,000	896,700
8.25% 6/7/21 (b)		1,265,000	1,263,735
			48,148,236
TOTAL MATERIALS			99,380,525
REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20		1,047,000	1,037,712
4.6% 4/1/22		1,777,000	1,821,282
alstria office REIT-AG 1.5% 11/15/27 (Reg. S)	EUR	1,800,000	1,877,849
American Campus Communities Operating Partnership LP 3.75% 4/15/23		1,267,000	1,251,657
American Homes 4 Rent 4.25% 2/15/28		498,000	470,366
AvalonBay Communities, Inc. 3.625% 10/1/20		1,816,000	1,820,972
Boston Properties, Inc.:
3.85% 2/1/23		2,116,000	2,093,076
4.5% 12/1/28		7,625,000	7,630,394
Camden Property Trust:
2.95% 12/15/22		2,403,000	2,332,157
4.25% 1/15/24		3,336,000	3,388,092
CommonWealth REIT 5.875% 9/15/20		773,000	791,230
Corporate Office Properties LP 5% 7/1/25		4,492,000	4,536,568
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25		1,847,000	1,786,973
DDR Corp.:
3.625% 2/1/25		3,106,000	2,923,310
4.25% 2/1/26		8,273,000	7,983,021
4.625% 7/15/22		7,372,000	7,517,440
4.7% 6/1/27		496,000	490,649
Duke Realty LP:
3.625% 4/15/23		2,282,000	2,256,544
3.75% 12/1/24		1,963,000	1,928,265
3.875% 10/15/22		6,311,000	6,331,989
Equity One, Inc. 3.75% 11/15/22		6,569,000	6,498,386
ERP Operating LP:
2.375% 7/1/19		3,185,000	3,168,095
4.75% 7/15/20		2,795,000	2,840,603
iStar Financial, Inc. 6% 4/1/22		456,000	449,867
Lexington Corporate Properties Trust 4.4% 6/15/24		1,672,000	1,636,282
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27		811,000	770,450
5.25% 8/1/26		2,057,000	2,010,718
6.375% 3/1/24		817,000	845,595
Omega Healthcare Investors, Inc.:
4.375% 8/1/23		15,275,000	15,074,484
4.5% 1/15/25		3,878,000	3,766,122
4.5% 4/1/27		18,502,000	17,699,879
4.75% 1/15/28		10,700,000	10,424,631
4.95% 4/1/24		6,368,000	6,433,782
5.25% 1/15/26		10,610,000	10,705,360
Retail Opportunity Investments Partnership LP:
4% 12/15/24		1,225,000	1,153,069
5% 12/15/23		737,000	733,281
Senior Housing Properties Trust 6.75% 4/15/20		91,000	93,135
Ventas Realty LP:
3.125% 6/15/23		1,981,000	1,913,313
3.5% 2/1/25		2,163,000	2,057,235
3.75% 5/1/24		9,073,000	8,848,073
4% 3/1/28		3,986,000	3,805,490
4.125% 1/15/26		2,017,000	1,973,081
Weingarten Realty Investors 3.375% 10/15/22		990,000	974,131
WP Carey, Inc. 4% 2/1/25		12,346,000	11,967,175
			176,111,783
Real Estate Management & Development - 1.0%
Altareit SCA 2.875% 7/2/25 (Reg. S)	EUR	900,000	980,337
Brandywine Operating Partnership LP:
3.95% 2/15/23		10,562,000	10,423,022
3.95% 11/15/27		8,220,000	7,667,255
4.1% 10/1/24		5,764,000	5,633,823
4.55% 10/1/29		6,226,000	6,015,552
CPI Property Group SA 1.45% 4/14/22 (Reg. S)	EUR	1,815,000	2,033,408
Deutsche Annington Finance BV 5% 10/2/23 (b)		2,105,000	2,146,294
Digital Realty Trust LP:
3.4% 10/1/20		6,426,000	6,402,393
3.625% 10/1/22		3,341,000	3,303,293
3.95% 7/1/22		4,297,000	4,305,809
4.75% 10/1/25		11,110,000	11,370,283
5.25% 3/15/21		2,072,000	2,135,228
Essex Portfolio LP 3.875% 5/1/24		3,195,000	3,161,171
Greystar Real Estate Partners 5.75% 12/1/25 (b)		261,000	247,950
Heimstaden Bostad AB 1.75% 12/7/21 (Reg. S)	EUR	1,250,000	1,416,243
Host Hotels & Resorts LP 4.75% 3/1/23		54,000	54,895
Howard Hughes Corp. 5.375% 3/15/25 (b)		3,988,000	3,778,630
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		837,000	820,268
Kennedy-Wilson, Inc. 5.875% 4/1/24		294,000	278,900
Liberty Property LP:
3.375% 6/15/23		2,967,000	2,891,468
4.125% 6/15/22		5,400,000	5,471,170
4.4% 2/15/24		4,724,000	4,777,426
4.75% 10/1/20		4,095,000	4,171,446
Mack-Cali Realty LP:
3.15% 5/15/23		5,348,000	4,706,892
4.5% 4/18/22		6,302,000	6,019,044
Post Apartment Homes LP 3.375% 12/1/22		933,000	913,546
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (b)		152,000	151,620
SELP Finance SARL 1.25% 10/25/23 (Reg. S)	EUR	495,000	554,394
Shimao Property Holdings Ltd. 4.75% 7/3/22		965,000	885,479
Tanger Properties LP:
3.125% 9/1/26		4,970,000	4,401,103
3.75% 12/1/24		7,787,000	7,465,579
3.875% 12/1/23		1,746,000	1,701,836
TLG Immobilien AG 1.375% 11/27/24 (Reg. S)	EUR	500,000	552,257
Ventas Realty LP/Ventas Capital Corp. 4.25% 3/1/22		109,000	110,539
Vesteda Finance BV 2% 7/10/26 (Reg. S)	EUR	1,180,000	1,317,013
			118,265,566
TOTAL REAL ESTATE			294,377,349
UTILITIES - 1.7%
Electric Utilities - 0.8%
American Electric Power Co., Inc. 2.95% 12/15/22		1,791,000	1,740,388
Clearway Energy Operating LLC 5.75% 10/15/25 (b)		1,252,000	1,205,050
DPL, Inc. 6.75% 10/1/19		447,000	452,588
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)		10,650,000	11,194,773
6.4% 9/15/20 (b)		9,399,000	9,817,770
Eskom Holdings SOC Ltd. 5.75% 1/26/21 (Reg. S)		200,000	188,416
Eversource Energy 2.8% 5/1/23		5,482,000	5,285,707
Exelon Corp. 2.85% 6/15/20		1,774,000	1,745,511
FirstEnergy Corp.:
4.25% 3/15/23		11,339,000	11,397,356
7.375% 11/15/31		23,272,000	29,389,236
InterGen NV 7% 6/30/23 (b)		4,030,000	3,657,225
IPALCO Enterprises, Inc.:
3.45% 7/15/20		9,979,000	9,919,713
3.7% 9/1/24		3,797,000	3,625,322
LG&E and KU Energy LLC 3.75% 11/15/20		526,000	527,555
Monongahela Power Co. 4.1% 4/15/24 (b)		1,445,000	1,468,700
NRG Yield Operating LLC 5% 9/15/26		1,432,000	1,299,540
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)		3,247,578	3,474,908
NV Energy, Inc. 6.25% 11/15/20		1,270,000	1,331,636
Pampa Holding SA 7.5% 1/24/27 (b)		321,000	280,076
PPL Capital Funding, Inc. 3.4% 6/1/23		2,607,000	2,570,707
TECO Finance, Inc. 5.15% 3/15/20		1,365,000	1,392,181
Vistra Operations Co. LLC 5.5% 9/1/26 (b)		2,519,000	2,478,066
			104,442,424
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21		1,323,000	1,335,438
Independent Power and Renewable Electricity Producers - 0.5%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21		36,163,000	38,423,188
Dynegy, Inc. 7.625% 11/1/24		1,978,000	2,101,625
Emera U.S. Finance LP:
2.15% 6/15/19		1,864,000	1,850,884
2.7% 6/15/21		1,835,000	1,777,496
3.55% 6/15/26		2,935,000	2,743,103
NextEra Energy Partners LP:
4.25% 9/15/24 (b)		1,904,000	1,794,520
4.5% 9/15/27 (b)		339,000	311,033
NRG Energy, Inc.:
6.25% 5/1/24		1,637,000	1,673,833
6.625% 1/15/27		615,000	626,482
TerraForm Power Operating LLC:
4.25% 1/31/23 (b)		377,000	358,150
5% 1/31/28 (b)		377,000	337,528
The AES Corp.:
4.5% 3/15/23		1,054,000	1,044,778
4.875% 5/15/23		3,453,000	3,431,419
5.125% 9/1/27		2,642,000	2,602,370
6% 5/15/26		561,000	577,830
Three Gorges Finance II (Cayman Islands) Ltd. 1.3% 6/21/24 (Reg. S)	EUR	744,000	833,268
			60,487,507
Multi-Utilities - 0.4%
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 4.6861% 9/30/66 (c)(d)		12,786,000	11,827,050
3 month U.S. LIBOR + 2.825% 5.221% 6/30/66 (c)(d)		3,755,000	3,567,250
NiSource Finance Corp.:
5.25% 2/15/43		4,623,000	4,712,505
5.8% 2/1/42		2,300,000	2,456,750
5.95% 6/15/41		4,294,000	4,732,750
Puget Energy, Inc.:
6% 9/1/21		5,649,000	5,933,311
6.5% 12/15/20		1,860,000	1,960,344
Sempra Energy:
2.875% 10/1/22		2,090,000	1,995,140
6% 10/15/39		5,447,000	5,931,496
Wind Tre SpA 3.125% 1/20/25 (Reg. S)	EUR	463,000	466,504
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.7286% 5/15/67 (c)(d)		1,401,000	1,201,358
			44,784,458
TOTAL UTILITIES			211,049,827

TOTAL NONCONVERTIBLE BONDS			3,708,260,303

TOTAL CORPORATE BONDS
(Cost $3,767,066,570)			3,710,941,212

U.S. Government and Government Agency Obligations - 37.3%
U.S. Treasury Inflation-Protected Obligations - 7.8%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45		$87,539,586	$77,571,084
0.875% 2/15/47		63,466,338	57,683,571
1% 2/15/46		54,666,226	51,385,747
1% 2/15/48		20,811,618	19,505,116
1.375% 2/15/44		52,078,935	53,376,225
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24		63,765,968	60,887,527
0.125% 7/15/26		73,423,762	68,782,929
0.25% 1/15/25		29,010,756	27,706,703
0.375% 7/15/25		153,257,555	147,582,677
0.375% 1/15/27		150,367,879	142,398,609
0.375% 7/15/27		56,179,931	53,190,019
0.625% 1/15/26		77,115,366	74,955,724
0.75% 7/15/28		110,689,672	107,853,283
U.S. Treasury Inflation-Indexed Notes 0.5% 1/15/28		14,857,048	14,126,217

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS			957,005,431

U.S. Treasury Obligations - 29.5%
U.S. Treasury Bonds:
2.25% 8/15/46 (h)		148,800	120,208
2.75% 11/15/47		104,081,100	93,233,898
3% 5/15/45		52,763,500	49,966,622
3% 2/15/48		8,255,900	7,776,993
3.375% 11/15/48		382,899,000	388,074,117
5% 5/15/37		9,400	11,852
U.S. Treasury Notes:
1.25% 10/31/21 (h)(i)(j)		116,320,000	111,221,913
1.625% 5/15/26		9,073,300	8,278,323
1.75% 6/30/22		345,816,000	333,118,069
1.875% 3/31/22		528,339,300	512,344,558
1.875% 7/31/22		327,880,400	316,891,285
1.875% 9/30/22		24,552,200	23,693,832
2% 12/31/21		329,153,600	321,220,485
2% 4/30/24		9,073,300	8,676,698
2% 11/15/26		5,052,000	4,709,017
2.125% 12/31/22		133,807,200	130,090,914
2.125% 7/31/24		126,782,000	121,770,149
2.125% 11/30/24		154,005,700	147,478,506
2.125% 5/15/25 (h)		834,700	795,997
2.25% 12/31/24		224,574,900	216,486,696
2.25% 2/15/27		73,111,900	69,293,517
2.25% 11/15/27		113,969,800	107,323,046
2.5% 3/31/23		237,309,800	234,000,441
2.75% 8/15/21		5,407,700	5,397,138
2.75% 2/15/28		54,737,100	53,631,667
2.875% 9/30/23		26,727,300	26,758,621
2.875% 11/30/25		50,000,000	49,861,328
2.875% 8/15/28		257,424,600	254,488,351

TOTAL U.S. TREASURY OBLIGATIONS			3,596,714,241

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $4,544,907,119)			4,553,719,672

U.S. Government Agency - Mortgage Securities - 20.7%
Fannie Mae - 10.9%
12 month U.S. LIBOR + 1.445% 3.541% 4/1/37 (c)(d)		20,053	20,758
12 month U.S. LIBOR + 1.480% 4.287% 7/1/34 (c)(d)		6,962	7,202
12 month U.S. LIBOR + 1.495% 3.819% 1/1/35 (c)(d)		26,009	26,920
12 month U.S. LIBOR + 1.507% 4.2% 7/1/37 (c)(d)		5,748	5,956
12 month U.S. LIBOR + 1.553% 4.276% 6/1/36 (c)(d)		22,334	23,206
12 month U.S. LIBOR + 1.565% 3.565% 3/1/37 (c)(d)		8,762	9,114
12 month U.S. LIBOR + 1.594% 4.161% 5/1/36 (c)(d)		41,664	43,492
12 month U.S. LIBOR + 1.617% 4.054% 3/1/33 (c)(d)		17,636	18,315
12 month U.S. LIBOR + 1.641% 4.371% 9/1/36 (c)(d)		15,497	16,136
12 month U.S. LIBOR + 1.643% 4.315% 9/1/36 (c)(d)		11,125	11,560
12 month U.S. LIBOR + 1.645% 3.589% 6/1/47 (c)(d)		17,978	18,867
12 month U.S. LIBOR + 1.718% 4.403% 5/1/35 (c)(d)		36,325	37,824
12 month U.S. LIBOR + 1.725% 2.588% 6/1/42 (c)(d)		53,445	55,418
12 month U.S. LIBOR + 1.728% 4.034% 11/1/36 (c)(d)		13,476	14,092
12 month U.S. LIBOR + 1.741% 3.737% 3/1/40 (c)(d)		71,230	74,340
12 month U.S. LIBOR + 1.745% 3.742% 7/1/35 (c)(d)		18,682	19,516
12 month U.S. LIBOR + 1.750% 4.5% 8/1/41 (c)(d)		96,162	101,010
12 month U.S. LIBOR + 1.788% 3.649% 2/1/36 (c)(d)		43,564	45,099
12 month U.S. LIBOR + 1.800% 2.71% 1/1/42 (c)(d)		195,447	204,715
12 month U.S. LIBOR + 1.800% 4.547% 7/1/41 (c)(d)		47,726	50,266
12 month U.S. LIBOR + 1.810% 3.56% 12/1/39 (c)(d)		17,501	18,154
12 month U.S. LIBOR + 1.812% 4.301% 12/1/40 (c)(d)		1,542,382	1,597,996
12 month U.S. LIBOR + 1.818% 2.69% 2/1/42 (c)(d)		230,479	241,048
12 month U.S. LIBOR + 1.818% 4.547% 7/1/41 (c)(d)		27,133	28,103
12 month U.S. LIBOR + 1.818% 4.568% 9/1/41 (c)(d)		17,904	18,854
12 month U.S. LIBOR + 1.820% 3.695% 12/1/35 (c)(d)		51,875	54,440
12 month U.S. LIBOR + 1.830% 4.665% 10/1/41 (c)(d)		16,479	17,370
12 month U.S. LIBOR + 1.851% 4.271% 5/1/36 (c)(d)		14,364	15,032
12 month U.S. LIBOR + 1.900% 4.634% 7/1/37 (c)(d)		23,268	24,508
6 month U.S. LIBOR + 1.505% 4.005% 1/1/35 (c)(d)		53,445	54,730
6 month U.S. LIBOR + 1.535% 4.035% 12/1/34 (c)(d)		8,370	8,526
6 month U.S. LIBOR + 1.535% 4.035% 3/1/35 (c)(d)		5,330	5,481
6 month U.S. LIBOR + 1.556% 4.06% 10/1/33 (c)(d)		3,299	3,390
6 month U.S. LIBOR + 1.565% 4.065% 7/1/35 (c)(d)		3,361	3,461
6 month U.S. LIBOR + 1.740% 4.24% 12/1/34 (c)(d)		498	520
6 month U.S. LIBOR + 1.960% 4.46% 9/1/35 (c)(d)		6,095	6,357
U.S. TREASURY 1 YEAR INDEX + 1.945% 4.16% 10/1/33 (c)(d)		92,810	96,511
U.S. TREASURY 1 YEAR INDEX + 2.208% 4.083% 3/1/35 (c)(d)		9,560	10,073
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.527% 6/1/36 (c)(d)		40,559	42,792
U.S. TREASURY 1 YEAR INDEX + 2.295% 4.678% 10/1/33 (c)(d)		20,790	21,922
U.S. TREASURY 1 YEAR INDEX + 2.447% 4.402% 7/1/34 (c)(d)		46,236	48,943
2.5% 12/1/42 to 4/1/47		8,179,866	7,561,844
3% 3/1/25 to 3/1/47		174,375,121	167,455,778
3% 12/1/48 (k)		1,800,000	1,716,469
3% 12/1/48 (k)		57,900,000	55,213,081
3% 12/1/48 (k)		17,700,000	16,878,610
3% 12/1/48 (k)		17,700,000	16,878,610
3% 12/1/48 (k)		48,780,000	46,516,306
3.5% 7/1/32 to 10/1/56		295,442,097	291,318,944
3.5% 12/1/48 (k)		5,000,000	4,904,297
3.5% 12/1/48 (k)		8,200,000	8,043,047
4% 11/1/31 to 12/1/48		286,736,115	289,425,018
4% 10/1/47		98,490,589	99,217,725
4% 12/1/48 (k)		10,000,000	10,059,375
4% 12/1/48 (k)		4,800,000	4,828,500
4.5% 6/1/33 to 8/1/56		82,302,643	85,156,033
4.5% 12/1/48 (k)		36,100,000	37,120,951
4.5% 12/1/48 (k)		16,800,000	17,275,124
4.5% 12/1/48 (k)		6,700,000	6,889,484
4.5% 12/1/48 (k)		14,600,000	15,012,906
4.5% 1/1/49 (k)		45,000,000	46,211,135
4.5% 1/1/49 (k)		29,200,000	29,985,892
5% 12/1/18 to 8/1/56		40,717,352	43,006,207
5.255% 8/1/41		704,144	754,022
5.5% 10/1/21 to 5/1/44		8,800,574	9,516,695
6% 7/1/19 to 1/1/42		4,641,445	5,098,921
6.5% to 6.502% 3/1/22 to 8/1/39		8,539,808	9,400,036
7% 9/1/21 to 7/1/37		331,235	366,836
7.5% 6/1/25 to 2/1/32		139,234	154,966
8% 8/1/29 to 3/1/37		4,186	4,826
8.5% 12/1/19		1	1
9.5% 9/1/21		123	128

TOTAL FANNIE MAE			1,329,093,784

Freddie Mac - 4.4%
12 month U.S. LIBOR + 1.325% 3.075% 3/1/37 (c)(d)		5,690	5,856
12 month U.S. LIBOR + 1.325% 3.368% 1/1/36 (c)(d)		13,657	13,992
12 month U.S. LIBOR + 1.375% 3.644% 3/1/36 (c)(d)		46,962	48,360
12 month U.S. LIBOR + 1.500% 3.686% 3/1/36 (c)(d)		32,422	33,528
12 month U.S. LIBOR + 1.515% 4.39% 11/1/35 (c)(d)		9,546	9,878
12 month U.S. LIBOR + 1.750% 3.913% 12/1/40 (c)(d)		768,649	796,248
12 month U.S. LIBOR + 1.750% 4.5% 7/1/41 (c)(d)		163,870	171,786
12 month U.S. LIBOR + 1.754% 4.5% 9/1/41 (c)(d)		255,586	267,840
12 month U.S. LIBOR + 1.793% 3.543% 4/1/37 (c)(d)		12,516	13,124
12 month U.S. LIBOR + 1.864% 4.239% 4/1/36 (c)(d)(l)		12,484	12,885
12 month U.S. LIBOR + 1.877% 4.202% 4/1/41 (c)(d)		20,636	21,690
12 month U.S. LIBOR + 1.880% 4.63% 9/1/41 (c)(d)		19,790	20,804
12 month U.S. LIBOR + 1.883% 4.497% 10/1/42 (c)(d)		232,335	241,095
12 month U.S. LIBOR + 1.910% 4.358% 5/1/41 (c)(d)		42,089	43,555
12 month U.S. LIBOR + 1.910% 4.477% 5/1/41 (c)(d)		30,151	31,747
12 month U.S. LIBOR + 1.910% 4.583% 6/1/41 (c)(d)		39,849	41,227
12 month U.S. LIBOR + 1.910% 4.66% 6/1/41 (c)(d)		21,129	21,859
12 month U.S. LIBOR + 1.920% 4.67% 6/1/36 (c)(d)		7,143	7,495
12 month U.S. LIBOR + 1.998% 4.293% 4/1/38 (c)(d)		35,991	37,911
12 month U.S. LIBOR + 2.045% 4.778% 7/1/36 (c)(d)		19,902	20,985
12 month U.S. LIBOR + 2.078% 4.393% 3/1/33 (c)(d)		583	610
12 month U.S. LIBOR + 2.200% 3.95% 12/1/36 (c)(d)		38,727	41,006
6 month U.S. LIBOR + 1.125% 3.625% 8/1/37 (c)(d)		11,833	11,968
6 month U.S. LIBOR + 1.445% 3.945% 3/1/35 (c)(d)		12,792	13,071
6 month U.S. LIBOR + 1.608% 4.08% 12/1/35 (c)(d)		12,554	12,912
6 month U.S. LIBOR + 1.647% 4.152% 2/1/37 (c)(d)		47,615	49,140
6 month U.S. LIBOR + 1.720% 4.22% 8/1/37 (c)(d)		18,215	18,858
6 month U.S. LIBOR + 1.746% 4.33% 5/1/37 (c)(d)		4,733	4,916
6 month U.S. LIBOR + 1.844% 4.343% 10/1/36 (c)(d)		53,030	55,020
6 month U.S. LIBOR + 1.913% 4.412% 10/1/35 (c)(d)		32,338	33,555
6 month U.S. LIBOR + 2.029% 4.529% 6/1/37 (c)(d)		10,346	10,820
6 month U.S. LIBOR + 2.040% 4.54% 6/1/37 (c)(d)		14,058	14,713
6 month U.S. LIBOR + 2.590% 5.09% 10/1/35 (c)(d)		25,414	26,648
U.S. TREASURY 1 YEAR INDEX + 2.035% 3.926% 6/1/33 (c)(d)		50,829	52,941
U.S. TREASURY 1 YEAR INDEX + 2.275% 4.225% 6/1/33 (c)(d)		107,275	111,219
U.S. TREASURY 1 YEAR INDEX + 2.406% 4.419% 3/1/35 (c)(d)		206,819	218,732
3% 4/1/32 to 2/1/48		134,911,820	129,596,344
3.5% 1/1/32 to 5/1/48 (h)		187,245,944	185,304,915
3.5% 8/1/47		67,493	66,325
4% 6/1/33 to 9/1/48		169,130,599	171,118,322
4% 4/1/48		584,471	588,466
4.5% 6/1/25 to 5/1/48		15,709,450	16,278,618
4.5% 12/1/48 (k)		22,400,000	23,031,749
5% 6/1/20 to 7/1/41		6,409,469	6,792,017
5.5% 10/1/19 to 5/1/40		2,283,738	2,455,716
6% 2/1/19 to 12/1/37		648,783	712,426
6.5% 9/1/21 to 9/1/39		850,526	940,986
7% 8/1/21 to 9/1/36		314,081	350,597
7.5% 1/1/27 to 4/1/32		6,806	7,655
8% 7/1/24 to 1/1/37		9,925	11,260
8.5% 9/1/19 to 1/1/28		7,818	8,672
9% 10/1/20		3	3
9.5% 5/1/21		3	3
10% 2/1/20 to 11/1/20		4	4

TOTAL FREDDIE MAC			539,802,072

Ginnie Mae - 5.4%
3.5% 11/15/40 to 7/20/47		133,250,089	132,229,698
4% 5/20/33 to 10/20/48		54,230,700	55,192,094
4.5% 6/20/33 to 8/15/41		15,542,831	16,229,178
5% 12/15/32 to 9/15/41		6,718,637	7,147,764
5.5% 7/15/33 to 9/15/39		525,348	569,627
6% 10/15/30 to 11/15/39		162,891	178,861
7% 11/15/22 to 3/15/33		305,128	342,470
7.5% 11/15/21 to 9/15/31		118,861	130,515
8% 11/15/21 to 11/15/29		35,284	38,449
8.5% 10/15/21 to 1/15/31		7,174	8,070
9% 9/15/19 to 1/15/23		104	110
9.5% 12/15/20 to 3/15/23		46	48
3% 5/20/42 to 9/20/48		171,597,416	165,544,907
3.5% 12/1/48 (k)		56,150,000	55,518,313
3.5% 12/1/48 (k)		34,150,000	33,765,813
4% 12/1/48 (k)		20,000,000	20,248,438
4.5% 12/1/48 (k)		10,000,000	10,313,281
4.5% 12/1/48 (k)		10,000,000	10,313,281
4.5% 12/1/48 (k)		38,700,000	39,912,397
4.5% 12/1/48 (k)		42,600,000	43,934,577
4.5% 12/1/48 (k)		34,500,000	35,580,819
4.5% 12/1/48 (k)		31,200,000	32,177,437
6.5% 3/20/31 to 6/15/37		93,633	104,921
11% 9/20/19		30	30

TOTAL GINNIE MAE			659,481,098

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $2,519,110,321)			2,528,376,954

Asset-Backed Securities - 1.7%
AASET Trust Series 2018-1A Class A, 3.844% 1/16/38 (b)		$8,035,596	$7,964,901
Airspeed Ltd. Series 2007-1A Class C1, 1 month U.S. LIBOR + 2.500% 4.8065% 6/15/32 (b)(c)(d)		2,113,389	1,855,968
ALG Student Loan Trust I Series 2006-1A Class A3, 3 month U.S. LIBOR + 0.150% 2.6593% 10/28/23 (b)(c)(d)		7,401,576	7,393,026
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)		261,000	285,333
Series 2015-SFR1 Class E, 5.639% 4/17/52 (b)		364,000	381,968
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (b)		611,000	656,448
Class XS, 0% 10/17/45 (b)(c)(l)(m)		428,155	4
Argent Securities, Inc. pass-thru certificates Series 2004-W9 Class M7, 1 month U.S. LIBOR + 4.200% 4.2753% 6/26/34 (b)(c)(d)		4,207	8,086
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (b)		14,824,531	14,897,335
Class AA, 2.487% 12/16/41 (b)		3,103,375	3,011,156
Brazos Higher Education Authority, Inc. Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.850% 3.3399% 7/25/29 (c)(d)		2,312,063	2,330,329
CAM Mortgage Trust Series 2018-1 Class A1, 3.96% 12/1/65 (b)		4,409,465	4,449,033
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (b)		12,720,292	12,724,443
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 3.631% 10/25/37 (b)(c)(d)		5,505,137	5,565,003
Collegiate Funding Services Education Loan Trust Series 2004-A Class A4, 3 month U.S. LIBOR + 0.340% 2.7261% 9/28/30 (c)(d)		5,409,820	5,414,519
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 7.5651% 3/25/32 (c)(d)		1,167	1,180
Series 2004-7 Class AF5, 5.868% 1/25/35		162,258	162,805
Series 2005-3 Class MV4, 1 month U.S. LIBOR + 0.930% 3.2449% 8/25/35 (c)(d)		103,977	103,939
Crest Ltd. Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.690% 6.1993% 1/28/40 (b)(c)(d)(m)		174,138	17
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (b)		6,239,970	6,052,660
Class A2II, 4.03% 11/20/47 (b)		10,572,210	10,196,080
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		34,420	34,948
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 3.1399% 3/25/34 (c)(d)		909	842
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 2.4865% 11/15/34 (b)(c)(d)		119,996	117,928
Class B, 1 month U.S. LIBOR + 0.280% 2.5865% 11/15/34 (b)(c)(d)		43,352	42,550
Class C, 1 month U.S. LIBOR + 0.380% 2.6865% 11/15/34 (b)(c)(d)		72,022	68,338
Class D, 1 month U.S. LIBOR + 0.750% 3.0565% 11/15/34 (b)(c)(d)		27,398	25,696
Home Partners of America Credit Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.650% 4.9525% 7/17/34 (b)(c)(d)		153,000	154,021
Class F, 1 month U.S. LIBOR + 3.539% 5.8415% 7/17/34 (b)(c)(d)		197,000	198,221
Home Partners of America Trust Series 2018-1 Class F, 1 month U.S. LIBOR + 2.350% 4.6525% 7/17/37 (b)(c)(d)		389,000	387,025
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)		5,988,000	6,002,195
Invitation Homes Trust:
Series 2017-SFR2:
Class E, 1 month U.S. LIBOR + 2.250% 4.5525% 12/17/36 (b)(c)(d)		309,000	311,288
Class F, 1 month U.S. LIBOR + 3.000% 5.3025% 12/17/36 (b)(c)(d)		259,000	261,003
Series 2018-SFR1 Class F, 1 month U.S. LIBOR + 2.500% 4.8025% 3/17/37 (b)(c)(d)		386,000	388,294
Series 2018-SFR2 Class F, 1 month U.S. LIBOR + 2.250% 4.5565% 6/17/37 (b)(c)(d)		701,000	702,968
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 3.531% 3/27/42 (c)(d)		1,177,000	945,780
Merrill Lynch Mortgage Investors Trust Series 2006-FF1 Class M2, 1 month U.S. LIBOR + 0.290% 2.6049% 8/25/36 (c)(d)		1,043,944	1,043,812
Nationstar HECM Loan Trust:
Series 2017-2A Class A1, 2.0383% 9/25/27 (b)		4,585,394	4,569,822
Series 2018-1A Class A, 2.76% 2/25/28 (b)		5,479,802	5,479,238
Series 2018-2A Class A, 3.1877% 7/25/28 (b)		9,636,571	9,617,684
Series 2018-3A Class A 3.5545% 11/25/28 (b)		13,829,289	13,829,282
Navient Student Loan Trust Series 2017-3A Class A2, 1 month U.S. LIBOR + 0.600% 2.9151% 7/26/66 (b)(c)(d)		1,275,000	1,278,829
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.8249% 9/25/35 (c)(d)		401,024	400,193
North Carolina State Ed Assistance Auth. Student Loan Rev. Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.800% 3.2899% 7/25/25 (c)(d)		2,549,159	2,553,901
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 3.5599% 1/25/36 (c)(d)		536,000	535,866
Progress Residential Trust:
Series 2017-SFR2 Class F, 4.836% 12/17/34(b)(d)		100,000	99,833
Series 2018-SFR1 Class F, 4.778% 3/17/35 (b)		269,000	266,837
Series 2018-SFR2 Class F, 4.953% 8/17/35 (b)		166,000	164,627
Series 2018-SFR3 Class F, 5.368% 10/17/35 (b)		392,000	391,155
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 5.6051% 12/25/33		14,639	9,278
SLM Student Loan Trust:
Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 2.8041% 12/15/27 (b)(c)(d)		16,126,660	16,178,438
Series 2006-5 Class A5, 3 month U.S. LIBOR + 0.110% 2.5999% 1/25/27 (c)(d)		1,797,925	1,795,572
Series 2007-01 Class A5, 3 month U.S. LIBOR + 0.090% 2.5799% 1/26/26 (c)(d)		1,453,092	1,449,812
Starwood Waypoint Homes Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.600% 4.9065% 1/17/35 (b)(c)(d)		527,000	528,970
Class F, 1 month U.S. LIBOR + 3.400% 5.7065% 1/17/35 (b)(c)(d)		529,000	532,901
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 3 month U.S. LIBOR + 4.500% 7.0815% 12/5/36 (b)(c)(d)(m)		318,312	24
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 3.1749% 9/25/34 (c)(d)		9,027	8,731
Thunderbolt Aircraft Lease Ltd.:
Series 2017-A Class A, 4.212% 5/17/32 (b)		7,863,261	7,925,916
Series 2018-A Class A, 4.147% 9/15/38 (b)		12,676,274	12,590,481
Towd Point Mortgage Trust:
Series 2018-3 Class A1, 3.75% 5/25/58 (b)		11,414,934	11,380,914
Series 2018-6 Class A1A, 3.75% 3/25/58 (b)		15,097,199	15,079,583
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 2.9681% 4/6/42 (b)(c)(d)(m)		934,000	651,513
Tricon American Homes:
Series 2017-SFR1 Class F, 5.151% 9/17/34 (b)		650,000	653,431
Series 2018-SFR1 Class F, 4.96% 5/17/37 (b)		232,000	228,598
Tricon American Homes Trust Series 2016-SFR1:
Class B, 2.989% 11/17/33 (b)		188,000	182,421
Class F, 5.769% 11/17/33 (b)		442,000	450,378
VB-S1 Issuer LLC Series 2018-1A Class F, 5.25% 2/15/48 (b)		403,000	401,900
TOTAL ASSET-BACKED SECURITIES
(Cost $203,319,795)			203,375,270

Collateralized Mortgage Obligations - 2.4%
Private Sponsor - 0.6%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 1 month U.S. LIBOR + 0.140% 2.4214% 6/27/36 (b)(c)(d)		2,281,147	2,220,607
BCAP LLC Trust sequential payer Series 2012-RR5 Class 8A5, 2.4796% 7/26/36 (b)(c)		390,718	384,155
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1 month U.S. LIBOR + 0.560% 2.8749% 1/25/35 (c)(d)		87,171	86,888
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (b)(c)		1,925,039	1,885,721
Citigroup Mortgage Loan Trust, Inc. sequential payer Series 2009-5 Class 5A1, 4.501% 1/25/37 (b)(c)		449,355	453,269
Countrywide Home Loans, Inc. Series 2003-R1:
Class 2B4, 3.3614% 2/25/43 (b)(c)(m)		2,309	513
Class 2B5, 3.3614% 2/25/43 (b)(c)		1,454	29
Credit Suisse Mortgage Trust Series 2010-9R Class 2A5, 4% 2/27/38 (b)		1,769,537	1,754,021
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 2.5614% 5/27/37 (b)(c)(d)		2,106,488	2,053,257
Series 2014-3R Class 2A1, 1 month U.S. LIBOR + 0.700% 2.9814% 5/27/37 (b)(c)(d)		193,819	185,002
CSMC Trust Series 2009-5R Class 2A2, 3.945% 6/25/36 (b)(c)		70,032	69,858
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (b)(c)		4,319,295	4,264,709
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.5422% 12/25/46 (b)(c)		330,000	336,436
Series 2010-K7 Class B, 5.6859% 4/25/20 (b)(c)		362,930	372,044
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 2.7135% 8/25/60 (b)(d)		10,936,602	10,914,128
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 4.1025% 3/25/37 (c)		83,641	82,650
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 2.8563% 10/15/54 (b)(c)(d)		11,287,000	11,245,949
JP Morgan Resecuritization Trust floater Series 2012-2 Class 6A1, 1 month U.S. LIBOR + 0.210% 2.4856% 6/21/36 (b)(c)(d)		1,139,480	1,128,440
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.4514% 2/25/37 (c)(d)		303,787	298,895
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 2.6049% 7/25/35 (c)(d)		77,624	76,867
Permanent Master Issuer PLC floater Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 2.8163% 7/15/58 (b)(c)(d)		22,095,000	21,992,081
RBSSP Resecuritization Trust sequential payer Series 2010-1 Class 2A1, 3.806% 7/26/45 (b)(c)		2,259,079	2,257,992
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.3769% 7/20/34 (c)(d)		5,089	4,978
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 2.9549% 9/25/43 (c)(d)		2,070,651	2,053,976
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-BB Class A2, 4.1371% 1/25/35 (c)		413,255	418,021
Series 2005-AR10 Class 2A15, 4.3904% 6/25/35 (c)		2,289,312	2,294,091
Series 2005-AR2:
Class 1A2, 3.9936% 3/25/35 (c)		305,313	306,419
Class 3A1, 3.9141% 3/25/35 (c)		3,476,644	3,535,954
Wells Fargo Mortgage Loan Trust sequential payer Series 2011-RR4 Class 2A1, 3.7951% 6/27/36 (b)(c)		226,147	224,565
Winwater Mortgage Loan Trust sequential payer Series 2015-1 Class A9, 2.5% 1/20/45 (b)		2,001,773	1,978,754

TOTAL PRIVATE SPONSOR			72,880,269

U.S. Government Agency - 1.8%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 3.1151% 2/25/32 (c)(d)		6,372	6,476
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 3.3025% 3/18/32 (c)(d)		11,379	11,629
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 3.3151% 4/25/32 (c)(d)		13,527	13,830
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 3.3151% 10/25/32 (c)(d)		17,577	17,966
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 3.0651% 1/25/32 (c)(d)		6,504	6,602
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 5.7849% 12/25/33 (c)(l)(n)		212,229	43,154
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 4.3649% 11/25/36 (c)(l)(n)		156,029	23,173
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22		5,821	6,042
Series 1993-207 Class H, 6.5% 11/25/23		87,254	91,932
Series 1996-28 Class PK, 6.5% 7/25/25		29,780	31,437
Series 1999-17 Class PG, 6% 4/25/29		95,076	101,513
Series 1999-32 Class PL, 6% 7/25/29		90,787	96,926
Series 1999-33 Class PK, 6% 7/25/29		64,288	68,565
Series 2001-52 Class YZ, 6.5% 10/25/31		8,023	8,857
Series 2003-28 Class KG, 5.5% 4/25/23		50,936	52,603
Series 2005-102 Class CO 11/25/35 (o)		50,179	43,744
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 11.5307% 8/25/35 (c)(n)		15,784	17,927
Series 2005-81 Class PC, 5.5% 9/25/35		124,610	133,589
Series 2006-12 Class BO 10/25/35 (o)		224,679	196,119
Series 2006-37 Class OW 5/25/36 (o)		20,306	16,844
Series 2006-45 Class OP 6/25/36 (o)		70,441	58,712
Series 2006-62 Class KP 4/25/36 (o)		116,080	97,232
Series 2012-149:
Class DA, 1.75% 1/25/43		2,566,326	2,430,913
Class GA, 1.75% 6/25/42		2,594,258	2,453,697
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27		19,452	21,491
Series 1999-25 Class Z, 6% 6/25/29		73,154	78,941
Series 2001-20 Class Z, 6% 5/25/31		100,920	108,197
Series 2001-31 Class ZC, 6.5% 7/25/31		55,137	60,358
Series 2002-16 Class ZD, 6.5% 4/25/32		28,538	31,553
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 5.2349% 11/25/32 (c)(l)(n)		128,185	15,172
Series 2012-67 Class AI, 4.5% 7/25/27 (l)		590,010	54,057
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 4.3249% 12/25/36 (c)(l)(n)		101,524	17,637
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 4.1249% 5/25/37 (c)(l)(n)		59,810	8,933
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 13.2514% 9/25/23 (c)(n)		3,996	4,494
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 5.7849% 3/25/33 (c)(l)(n)		15,023	2,526
Series 2005-72 Class ZC, 5.5% 8/25/35		789,502	835,928
Series 2005-79 Class ZC, 5.9% 9/25/35		518,283	568,577
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 26.7292% 6/25/37 (c)(n)		50,431	88,582
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 25.7092% 7/25/37 (c)(n)		77,550	134,552
Class SB, 39.600% - 1 month U.S. LIBOR 25.7092% 7/25/37 (c)(n)		29,524	45,061
Series 2007-75 Class JI, 6.545% - 1 month U.S. LIBOR 4.2299% 8/25/37 (c)(l)(n)		2,275,711	335,654
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 4.0349% 3/25/38 (c)(l)(n)		407,325	56,003
Series 2009-76 Class MI, 5.5% 9/25/24 (l)		708	9
Series 2009-85 Class IB, 4.5% 8/25/24 (l)		12,662	242
Series 2009-93 Class IC, 4.5% 9/25/24 (l)		15,092	234
Series 2010-112 Class SG, 6.360% - 1 month U.S. LIBOR 4.0449% 6/25/21 (c)(l)(n)		4,838	70
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 3.7349% 12/25/40 (c)(l)(n)		380,094	47,085
Class ZA, 4.5% 12/25/40		1,478,623	1,529,781
Series 2010-139 Class NI, 4.5% 2/25/40 (l)		312,913	29,872
Series 2010-150 Class ZC, 4.75% 1/25/41		1,800,816	1,903,541
Series 2010-17 Class DI, 4.5% 6/25/21 (l)		5,042	78
Series 2010-29 Class LI, 4.5% 6/25/19 (l)		413	2
Series 2010-95 Class ZC, 5% 9/25/40		3,712,918	3,962,380
Series 2010-97 Class CI, 4.5% 8/25/25 (l)		59,809	1,919
Series 2011-39 Class ZA, 6% 11/25/32		271,149	295,759
Series 2011-4 Class PZ, 5% 2/25/41		796,925	874,136
Series 2011-67 Class AI, 4% 7/25/26 (l)		100,750	8,293
Series 2011-83 Class DI, 6% 9/25/26 (l)		113,819	8,265
Series 2012-100 Class WI, 3% 9/25/27 (l)		1,713,576	153,373
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 4.3349% 12/25/30 (c)(l)(n)		561,410	58,233
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 4.2349% 6/25/41 (c)(l)(n)		710,645	92,189
Series 2013-133 Class IB, 3% 4/25/32 (l)		1,080,678	98,342
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 3.7349% 1/25/44 (c)(l)(n)		571,151	84,462
Series 2013-51 Class GI, 3% 10/25/32 (l)		1,618,855	154,067
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 4.4049% 6/25/35 (c)(l)(n)		318,714	46,998
Series 2015-42 Class IL, 6% 6/25/45 (l)		2,378,464	533,137
Series 2015-70 Class JC, 3% 10/25/45		2,039,445	2,008,126
Series 2017-30 Class AI, 5.5% 5/25/47		1,265,146	271,055
Fannie Mae REMIC Trust:
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 4.0651% 2/25/42 (b)(c)		2,595	929
Series 2002-W6 subordinate REMIC pass thru certificates, Class 3B4, 4.2203% 1/25/42 (b)(c)		543	9
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (l)		59,093	12,770
Series 343 Class 16, 5.5% 5/25/34 (l)		50,779	9,198
Series 348 Class 14, 6.5% 8/25/34 (c)(l)		35,559	7,991
Series 351:
Class 12, 5.5% 4/25/34 (c)(l)		23,630	4,516
Class 13, 6% 3/25/34 (l)		31,524	6,282
Series 359 Class 19, 6% 7/25/35 (c)(l)		19,378	3,938
Series 384 Class 6, 5% 7/25/37 (l)		246,157	46,039
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 3.1065% 1/15/32 (c)(d)		5,195	5,279
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 3.2065% 3/15/32 (c)(d)		7,005	7,140
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 3.3065% 3/15/32 (c)(d)		7,177	7,334
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 3.2065% 6/15/31 (c)(d)		13,569	13,817
Class FG, 1 month U.S. LIBOR + 0.900% 3.2065% 3/15/32 (c)(d)		3,967	4,042
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 2.5565% 5/15/37 (c)(d)		293,756	293,389
planned amortization class:
Series 2006-15 Class OP 3/25/36 (o)		211,318	177,272
Series 2095 Class PE, 6% 11/15/28		107,083	114,308
Series 2101 Class PD, 6% 11/15/28		9,059	9,697
Series 2121 Class MG, 6% 2/15/29		43,303	46,380
Series 2131 Class BG, 6% 3/15/29		306,690	327,883
Series 2137 Class PG, 6% 3/15/29		47,018	50,443
Series 2154 Class PT, 6% 5/15/29		77,611	83,165
Series 2162 Class PH, 6% 6/15/29		17,465	18,614
Series 2520 Class BE, 6% 11/15/32		102,980	111,740
Series 2585 Class KS, 7.600% - 1 month U.S. LIBOR 5.2935% 3/15/23 (c)(l)(n)		3,683	165
Series 2693 Class MD, 5.5% 10/15/33		1,152,039	1,239,689
Series 2802 Class OB, 6% 5/15/34		156,731	166,253
Series 2937 Class KC, 4.5% 2/15/20		7,697	7,696
Series 2962 Class BE, 4.5% 4/15/20		64,522	64,975
Series 3002 Class NE, 5% 7/15/35		281,431	295,371
Series 3110 Class OP 9/15/35 (o)		126,632	113,278
Series 3119 Class PO 2/15/36 (o)		250,357	209,157
Series 3121 Class KO 3/15/36 (o)		42,909	36,088
Series 3123 Class LO 3/15/36 (o)		138,976	116,453
Series 3145 Class GO 4/15/36 (o)		136,581	114,698
Series 3189 Class PD, 6% 7/15/36		245,172	270,045
Series 3225 Class EO 10/15/36 (o)		75,285	62,848
Series 3258 Class PM, 5.5% 12/15/36		125,589	133,219
Series 3415 Class PC, 5% 12/15/37		96,387	101,295
Series 3786 Class HI, 4% 3/15/38 (l)		277,383	19,801
Series 3806 Class UP, 4.5% 2/15/41		774,217	796,469
Series 3832 Class PE, 5% 3/15/41		862,000	915,275
Series 4135 Class AB, 1.75% 6/15/42		1,932,925	1,831,155
sequential payer:
Series 2135 Class JE, 6% 3/15/29		19,183	20,531
Series 2274 Class ZM, 6.5% 1/15/31		25,153	27,526
Series 2281 Class ZB, 6% 3/15/30		59,267	62,969
Series 2303 Class ZV, 6% 4/15/31		25,966	27,826
Series 2357 Class ZB, 6.5% 9/15/31		193,441	213,696
Series 2502 Class ZC, 6% 9/15/32		50,910	55,183
Series 2519 Class ZD, 5.5% 11/15/32		81,098	86,920
Series 2546 Class MJ, 5.5% 3/15/23		31,048	32,062
Series 2601 Class TB, 5.5% 4/15/23		14,957	15,492
Series 2998 Class LY, 5.5% 7/15/25		47,154	49,224
Series 3871 Class KB, 5.5% 6/15/41		1,571,000	1,721,156
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 4.2935% 2/15/36 (c)(l)(n)		85,946	13,887
Series 2013-4281 Class AI, 4% 12/15/28 (l)		972,550	74,167
Series 2017-4683 Class LM, 3% 5/15/47		2,851,628	2,804,918
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 31.8078% 8/15/24 (c)(n)		1,534	1,920
Class SD, 86.400% - 1 month U.S. LIBOR 56.4655% 8/15/24 (c)(n)		2,262	3,346
Series 2933 Class ZM, 5.75% 2/15/35		1,019,587	1,137,127
Series 2935 Class ZK, 5.5% 2/15/35		1,098,821	1,186,414
Series 2947 Class XZ, 6% 3/15/35		362,612	394,494
Series 2996 Class ZD, 5.5% 6/15/35		788,914	863,280
Series 3055 Class CS, 6.590% - 1 month U.S. LIBOR 4.2835% 10/15/35 (c)(l)(n)		124,445	19,291
Series 3237 Class C, 5.5% 11/15/36		1,104,306	1,195,634
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 4.3535% 11/15/36 (c)(l)(n)		312,032	47,942
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 4.4435% 3/15/37 (c)(l)(n)		445,235	73,263
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 4.4535% 4/15/37 (c)(l)(n)		664,968	112,128
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 4.2735% 6/15/37 (c)(l)(n)		225,442	32,399
Series 3949 Class MK, 4.5% 10/15/34		203,795	210,584
Series 3955 Class YI, 3% 11/15/21 (l)		351,121	10,859
Series 4055 Class BI, 3.5% 5/15/31 (l)		964,412	100,485
Series 4149 Class IO, 3% 1/15/33 (l)		715,448	88,097
Series 4314 Class AI, 5% 3/15/34 (l)		319,818	30,267
Series 4427 Class LI, 3.5% 2/15/34 (l)		1,843,890	243,141
Series 4471 Class PA 4% 12/15/40		2,210,749	2,243,975
target amortization class Series 2156 Class TC, 6.25% 5/15/29		55,524	58,400
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 3.2065% 2/15/24 (c)(d)		21,114	21,325
sequential payer:
Series 2043 Class ZH, 6% 4/15/28		40,716	43,477
Series 2056 Class Z, 6% 5/15/28		77,938	83,188
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40		2,404,877	2,462,824
Freddie Mac Seasoned Credit Risk Transfer Trust:
sequential payer:
Series 2017-1 Class MA, 3% 1/25/56		5,976,967	5,759,993
Series 2018-2 Class MA, 3.5% 11/25/57		1,997,154	1,974,222
Series 2018-3 Class MA, 3.5% 8/25/57		37,097,043	36,966,550
Series 2018-4 Class MA, 3.5% 11/25/57		10,583,026	10,368,846
Series 2018-3 Class M55D, 4% 8/25/57		5,481,341	5,549,723
Freddie Mac SLST sequential payer Series 2018-1:
Class A1, 3.5% 6/25/28		3,803,714	3,767,931
Class A2, 3.5% 6/25/28		944,000	921,631
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 4.3796% 6/16/37 (c)(l)(n)		136,815	22,389
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 2.8449% 3/20/60 (c)(d)(p)		1,796,606	1,802,202
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.6249% 7/20/60 (c)(d)(p)		210,970	210,504
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.5739% 9/20/60 (c)(d)(p)		265,070	264,342
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.5739% 8/20/60 (c)(d)(p)		278,784	277,997
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.6539% 12/20/60 (c)(d)(p)		514,283	513,884
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.7739% 12/20/60 (c)(d)(p)		790,862	792,410
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.7739% 2/20/61 (c)(d)(p)		1,599,601	1,602,077
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.7639% 2/20/61 (c)(d)(p)		2,131,390	2,134,300
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.7739% 4/20/61 (c)(d)(p)		690,112	691,534
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.7739% 5/20/61 (c)(d)(p)		834,932	836,942
Class FC, 1 month U.S. LIBOR + 0.500% 2.7739% 5/20/61 (c)(d)(p)		784,847	786,511
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 2.8039% 6/20/61 (c)(d)(p)		977,800	980,292
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 2.8739% 10/20/61 (c)(d)(p)		1,899,724	1,907,969
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 2.9739% 11/20/61 (c)(d)(p)		946,771	953,352
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 2.9739% 1/20/62 (c)(d)(p)		622,054	626,129
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.9039% 1/20/62 (c)(d)(p)		889,842	894,531
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.9039% 3/20/62 (c)(d)(p)		521,931	524,148
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.9239% 5/20/61 (c)(d)(p)		135,934	136,218
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 2.7939% 10/20/62 (c)(d)(p)		501,159	502,430
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 2.8039% 7/20/60 (c)(d)(p)		941,657	942,063
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 2.6339% 3/20/63 (c)(d)(p)		829,645	828,586
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 2.8739% 1/20/64 (c)(d)(p)		900,438	904,167
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 2.8739% 12/20/63 (c)(d)(p)		2,611,378	2,623,942
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 2.7739% 6/20/64 (c)(d)(p)		3,697,109	3,705,348
Series 2014-H20 Class BF, 1 month U.S. LIBOR + 0.500% 2.7739% 9/20/64(c)(d)(p)		11,679,414	11,706,483
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 2.6739% 12/20/62 (c)(d)(p)		1,201,673	1,201,425
planned amortization class:
Series 1997-8 Class PE, 7.5% 5/16/27		49,339	54,800
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 5.3982% 12/20/40 (c)(n)		2,061,000	2,061,487
Series 2011-136 Class WI, 4.5% 5/20/40 (l)		207,235	25,410
Series 2017-134 Class BA, 2.5% 11/20/46		2,364,966	2,262,235
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34		427,096	450,116
Series 2010-160 Class DY, 4% 12/20/40		5,136,107	5,268,550
Series 2010-170 Class B, 4% 12/20/40		1,152,552	1,182,257
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 4.1896% 5/16/34 (c)(l)(n)		76,013	10,410
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 4.8896% 8/17/34 (c)(l)(n)		89,470	15,624
Series 2010-116 Class QB, 4% 9/16/40		10,990,556	11,199,722
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 2.6249% 5/20/60 (c)(d)(p)		699,638	698,197
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 3.7991% 7/20/41 (c)(l)(n)		442,893	63,127
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 4.3896% 6/16/42 (c)(l)(n)		282,068	41,805
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 5.5988% 4/20/39 (c)(n)		538,165	543,576
Class ST, 8.800% - 1 month U.S. LIBOR 5.7322% 8/20/39 (c)(n)		1,740,072	1,773,020
Series 2013-149 Class MA, 2.5% 5/20/40		6,156,596	5,958,008
Series 2014-2 Class BA, 3% 1/20/44		5,083,246	4,978,731
Series 2014-21 Class HA, 3% 2/20/44		2,313,412	2,268,501
Series 2014-25 Class HC, 3% 2/20/44		3,454,323	3,378,367
Series 2014-5 Class A, 3% 1/20/44		3,106,314	3,042,711
Series 2015-H13 Class HA, 2.5% 8/20/64 (p)		5,435,408	5,400,053
Series 2015-H21:
Class HA, 2.5% 6/20/63 (p)		985,289	980,486
Class JA, 2.5% 6/20/65 (p)		4,401,070	4,371,612
Series 2017-186 Class HK, 3% 11/16/45		4,992,769	4,871,729
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.94% 8/20/66 (c)(d)(p)		7,855,793	7,868,138

TOTAL U.S. GOVERNMENT AGENCY			216,834,111

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $289,505,734)			289,714,380

Commercial Mortgage Securities - 3.3%
280 Park Avenue Mortgage Trust floater Series 2017-280P Class F, 1 month U.S. LIBOR + 2.827% 5.1335% 9/15/34 (b)(c)(d)		703,000	701,675
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (b)		195,000	207,434
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8362% 2/14/43 (c)(l)		9,981	63
BAMLL Trust Series 2015-200P Class F, 3.7157% 4/14/33 (b)(c)		455,000	424,563
BANK:
Series 2017-BNK4 Class D, 3.357% 5/15/50 (b)		782,000	644,406
Series 2017-BNK6 Class D, 3.1% 7/15/60 (b)		455,000	364,642
Series 2017-BNK8 Class D, 2.6% 11/15/50 (b)		561,000	426,876
Series 2018-BN12 Class D, 3% 5/15/61 (b)		183,000	145,036
Bank Series 2018-BN15:
Class D, 3% 11/15/61 (b)		430,000	349,703
Class E, 3% 11/15/61 (b)		430,000	315,876
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3:
Class C, 4.352% 2/15/50 (c)		347,000	338,908
Class D, 3.25% 2/15/50 (b)		392,000	321,599
Bank of America Commercial Mortgage Trust:
Series 2015-UBS7 Class C, 4.5071% 9/15/48 (c)		104,000	104,034
Series 2016-UB10 Class XA, 2.1456% 7/15/49 (c)(l)		16,502,056	1,564,273
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class E, 4.4272% 9/10/28 (b)(c)		1,098,000	1,058,084
Bayview Commercial Asset Trust Series 2006-3A, Class IO, 0% 10/25/36 (b)(c)(l)(m)		1,144,693	0
BBCMS Mortgage Trust Series 2016-ETC:
Class D, 3.7292% 8/14/36 (b)(c)		483,000	452,695
Class E, 3.7292% 8/14/36 (b)(c)		363,000	317,709
Benchmark Mortgage Trust Series 2018-B7:
Class D, 3% 11/15/51 (b)(c)		351,000	289,950
Class E, 3% 11/15/51 (b)(c)		351,000	267,187
BWAY Mortgage Trust Series 2015-1740 Class E, 4.8058% 1/10/35 (b)(c)		363,000	350,741
BX Commercial Mortgage Trust floater Series 2018-BIOA Class F, 1 month U.S. LIBOR + 2.471% 4.7776% 3/15/37 (b)(c)(d)		337,000	336,470
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.625% 4.9315% 9/15/37 (b)(c)(d)		3,685,000	3,668,676
Series 2018-IND:
Class F, 1 month U.S. LIBOR + 1.800% 4.1065% 11/15/35 (b)(c)(d)		5,536,000	5,522,091
Class G, 1 month U.S. LIBOR + 2.050% 4.3565% 11/15/35 (b)(c)(d)		742,000	739,675
Class H, 1 month U.S. LIBOR + 3.000% 5.3065% 11/15/35 (b)(c)(d)		283,000	282,379
Series 2017-IMC Class F, 1 month U.S. LIBOR + 4.250% 6.5565% 10/15/32 (b)(c)(d)		727,000	726,530
BXMT Ltd. floater Series 2017-FL1 Class D, 1 month U.S. LIBOR + 2.700% 5.0025% 6/15/35 (b)(c)(d)		303,000	305,259
CCRESG Commercial Mortgage Trust Series 2016-HEAT Class E, 5.6712% 4/10/29 (b)(c)		419,000	422,469
CD Mortgage Trust Series 2017-CD3:
Class C, 4.7137% 2/10/50 (c)		813,000	798,610
Class D, 3.25% 2/10/50 (b)		735,000	591,330
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.9474% 12/15/47 (b)(c)		272,000	284,414
CG-CCRE Commercial Mortgage Trust Series 2014-FL1:
Class YTC1, 1 month U.S. LIBOR + 2.489% 4.7955% 6/15/31 (b)(c)(d)		275,018	271,580
Class YTC2, 1 month U.S. LIBOR + 2.489% 4.7955% 6/15/31 (b)(c)(d)		275,018	271,106
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class F, 3.9121% 4/10/28 (b)(c)		638,000	631,325
Citigroup Commercial Mortgage Trust:
Series 2013-375P Class E, 3.6348% 5/10/35 (b)(c)		715,000	680,925
Series 2013-GC15 Class D, 5.3909% 9/10/46 (b)(c)		1,200,000	1,194,314
Series 2015-GC29 Class XA, 1.2454% 4/10/48 (c)(l)		23,894,116	1,178,042
Series 2015-GC33 Class XA, 1.0951% 9/10/58 (c)(l)		33,162,288	1,563,884
Series 2015-SHP2 Class E, 1 month U.S. LIBOR + 4.350% 6.6565% 7/15/27 (b)(c)(d)		455,000	457,293
Series 2016-C3 Class D, 3% 11/15/49 (b)		829,000	637,916
Series 2016-P6 Class XA, 0.9608% 12/10/49 (c)(l)		29,969,642	1,221,656
Series 2018-C6 Class A4, 4.412% 11/10/51		6,608,000	6,806,062
COMM Mortgage Trust:
floater:
Series 2014-PAT Class E, 1 month U.S. LIBOR + 3.150% 5.4653% 8/13/27 (b)(c)(d)		458,000	462,353
Series 2018-HCLV:
Class F, 1 month U.S. LIBOR + 3.050% 5.3565% 9/15/33 (b)(c)(d)		267,000	263,814
Class G, 1 month U.S. LIBOR + 5.056% 7.3628% 9/15/33 (b)(c)(d)		300,000	282,430
sequential payer:
Series 2013-CR7 Class AM, 3.314% 3/10/46 (b)		3,375,249	3,305,060
Series 2013-LC6 Class E, 3.5% 1/10/46 (b)		811,000	641,085
Series 2012-CR1:
Class C, 5.4981% 5/15/45 (c)		426,000	435,899
Class D, 5.4981% 5/15/45 (b)(c)		1,160,000	1,150,759
Class G, 2.462% 5/15/45 (b)		425,000	314,991
Series 2012-CR5 Class D, 4.4642% 12/10/45 (b)(c)		357,000	346,476
Series 2012-LC4:
Class C, 5.7237% 12/10/44 (c)		94,000	93,092
Class D, 5.7237% 12/10/44 (b)(c)		972,530	872,244
Series 2013-CCRE6 Class E, 4.2221% 3/10/46 (b)(c)		25,243	21,428
Series 2013-CR10:
Class C, 4.9523% 8/10/46 (b)(c)		175,000	178,067
Class D, 4.9523% 8/10/46 (b)(c)		825,000	787,549
Series 2013-CR12 Class D, 5.2542% 10/10/46 (b)(c)		655,000	568,802
Series 2013-CR6:
Class D, 4.2221% 3/10/46 (b)(c)		179,000	170,860
Class F, 4.2221% 3/10/46 (b)(c)		249,705	175,662
Series 2013-CR9 Class C, 4.3988% 7/10/45 (b)(c)		190,538	183,563
Series 2013-LC6 Class D, 4.4057% 1/10/46 (b)(c)		909,000	879,917
Series 2014-CR15 Class D, 4.8692% 2/10/47 (b)(c)		173,000	172,781
Series 2014-CR19 Class XA, 1.337% 8/10/47 (c)(l)		55,310,217	2,249,981
Series 2014-CR20 Class XA, 1.2769% 11/10/47 (c)(l)		44,928,808	2,034,704
Series 2014-LC17 Class XA, 1.0676% 10/10/47 (c)(l)		38,019,985	1,087,995
Series 2014-UBS2 Class D, 5.1897% 3/10/47 (b)(c)		542,000	477,862
Series 2014-UBS4 Class XA, 1.3351% 8/10/47 (c)(l)		40,031,663	1,762,706
Series 2014-UBS6 Class XA, 1.1096% 12/10/47(c)(l)		52,727,209	2,113,238
Series 2015-3BP Class F, 3.3463% 2/10/35 (b)(c)		845,000	763,671
Series 2015-CR23 Class CME, 3.8073% 5/10/48 (b)(c)		175,000	172,757
Series 2015-DC1 Class XA, 1.273% 2/10/48 (c)(l)		55,540,456	2,504,886
Series 2016-CD1 Class D, 2.9034% 8/10/49 (b)(c)		523,000	411,421
Series 2017-CD4 Class D, 3.3% 5/10/50 (b)		593,000	476,125
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 4.6888% 5/10/43 (b)(c)		295,361	292,535
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (b)		202,000	160,586
Commercial Mortgage Asset Trust Series 1999-C2 Class H, 6% 11/17/32 (b)		93,818	93,842
Commercial Mortgage Trust Series 2016-CD2:
Class C, 4.164% 11/10/49 (c)		352,000	333,521
Class D, 2.914% 11/10/49 (c)		299,000	233,263
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class E, 4.9926% 8/15/45 (b)(c)		990,000	943,029
Class F, 4.25% 8/15/45 (b)		965,000	806,531
Series 2014-CR2 Class G, 4.25% 8/15/45 (b)		286,000	192,703
Core Industrial Trust:
Series 2015-CALW Class G, 3.9787% 2/10/34 (b)(c)		404,000	390,804
Series 2015-TEXW Class F, 3.977% 2/10/34 (b)(c)		297,000	288,980
Series 2015-WEST Class F, 4.2268% 2/10/37 (b)(c)		937,000	892,182
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C1 Class H, 6% 5/17/40 (b)		132,335	107,734
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.47% 6/15/50 (b)		701,000	618,432
Series 2017-CX10 Class UESD, 4.3778% 10/15/32 (b)(c)		588,000	561,635
Series 2017-CX9 Class D, 4.2964% 9/15/50(b)(c)		284,000	248,778
Series 2018-CX11 Class C, 4.9531% 4/15/51 (c)		282,000	282,817
CSAIL Commercial Mtg Trust Series 2018-C14 Class A4 4.4216% 11/15/51		5,432,000	5,620,029
CSMC Trust:
Series 2016-MFF Class F, 1 month U.S. LIBOR + 7.250% 9.5565% 11/15/33 (b)(c)(d)		579,000	584,557
Series 2017-MOON Class E, 3.303% 7/10/34 (b)(c)		137,000	130,792
DBCCRE Mortgage Trust Series 2014-ARCP:
Class D, 5.099% 1/10/34 (b)(c)		255,000	249,415
Class E, 5.099% 1/10/34 (b)(c)		818,000	779,648
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class E, 5.8844% 11/10/46 (b)(c)		1,166,000	1,196,125
Class F, 5.8844% 11/10/46 (b)(c)		1,162,000	1,166,677
Class G, 4.652% 11/10/46 (b)		1,241,000	1,125,602
Class XB, 0.3849% 11/10/46 (b)(c)(l)		7,592,000	45,150
Series 2011-LC3A Class D, 5.5158% 8/10/44 (b)(c)		529,000	539,177
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.6341% 8/10/49 (c)		218,000	202,609
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27		18,584,347	17,537,899
Freddie Mac:
floater Series KP04 Class AG1, 1 month U.S. LIBOR + 0.220% 2.5269% 7/25/20 (c)(d)		4,682,000	4,681,997
pass-thru certificates:
Series K011 Class X3, 2.6595% 12/25/43 (c)(l)		595,000	29,395
Series K012 Class X3, 2.3289% 1/25/41 (c)(l)		642,215	28,961
Series K013 Class X3, 2.9097% 1/25/43 (c)(l)		604,000	34,460
sequential payer:
Series 2018-K074 Class A2, 3.6% 1/25/28		1,452,000	1,447,201
Series K069 Class A2, 3.187% 9/25/27		6,750,000	6,537,976
Series K072 Class A2, 3.444% 12/25/27		1,633,000	1,609,818
Series K073 Class A2, 3.35% 1/25/28		18,582,000	18,223,371
Series K155:
Class A1, 3.75% 11/25/29		437,231	443,887
Class A2, 3.75% 11/25/32		6,533,000	6,554,337
Series K158 Class A2, 3.9% 12/25/30		5,700,000	5,747,934
Series 2018-K075 Class A2, 3.65% 2/25/28		13,617,000	13,623,041
Series K076 Class A2, 3.9% 6/25/51		8,093,000	8,247,405
Series K077 Class A2, 3.85% 5/25/28		12,625,000	12,816,463
Series K079 Class A2, 3.926% 6/25/28		10,281,000	10,490,965
Series K084 Class A2, 3.78% 10/25/28		5,300,000	5,341,010
Series K157 Class A2, 3.99% 5/25/33		8,427,000	8,642,109
Series KAIV Class X2, 3.6147% 6/25/41 (c)(l)		310,000	25,295
Freddie Mac Multi-family Structured pass-thru certificates Series K078 Class A2, 3.854% 6/25/28		2,686,000	2,727,578
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.3736% 9/25/45 (b)(c)		659,000	677,448
Series 2011-K10 Class B, 4.7808% 11/25/49 (b)(c)		181,000	184,614
Series 2011-K11 Class B, 4.5654% 12/25/48 (b)(c)		272,000	277,702
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.4949% 12/15/34 (b)(c)		6,863,000	6,824,126
Class CFX, 3.4949% 12/15/34 (b)(c)		5,136,000	5,115,143
Class DFX, 3.4949% 12/15/34 (b)(c)		10,091,000	10,023,750
Class EFX, 3.4949% 12/15/34 (b)(c)		635,000	626,852
Class FFX, 3.4949% 12/15/34 (b)(c)		1,324,000	1,295,291
Class GFX, 3.4949% 12/15/34 (b)(c)		1,906,000	1,858,727
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		57,186	55,131
Series 1997-C2 Class H, 6.75% 4/15/29 (c)		315,390	254,639
Series 1999-C2I Class K, 6.481% 9/15/33		752,047	747,826
GPMT Ltd. floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.950% 5.2503% 11/21/35 (b)(c)(d)		234,000	234,875
Grace Mortgage Trust Series 2014-GRCE Class F, 3.7098% 6/10/28 (b)(c)		694,000	681,673
GS Mortgage Securities Corp. II Series 2010-C1 Class X, 1.4931% 8/10/43 (b)(c)(l)		1,690,481	30,212
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 3.7565% 9/15/21 (b)(c)(d)		15,896,000	15,885,642
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 3.3965% 10/15/31 (b)(c)(d)		5,713,000	5,709,405
sequential payer:
Series 2017-GS8 Class A4, 3.469% 11/10/50		1,870,000	1,802,746
Series 2018-GS10 Class A5, 4.155% 7/10/51		1,740,000	1,764,501
Series 2010-C2:
Class D, 5.3541% 12/10/43 (b)(c)		495,000	498,127
Class XA, 0.2636% 12/10/43 (b)(c)(l)		1,129,063	2,370
Series 2011-GC3 Class D, 5.8252% 3/10/44 (b)(c)		178,000	180,082
Series 2011-GC5:
Class C, 5.5575% 8/10/44 (b)(c)		505,077	515,440
Class D, 5.5575% 8/10/44 (b)(c)		1,184,312	1,157,278
Class E, 5.5575% 8/10/44 (b)(c)		424,043	376,913
Class F, 4.5% 8/10/44 (b)		733,782	420,267
Series 2012-GC6:
Class D, 5.8401% 1/10/45 (b)(c)		1,025,000	1,014,394
Class E, 5% 1/10/45 (b)(c)		254,000	220,163
Series 2012-GC6I Class F, 5% 1/10/45 (c)		244,543	174,052
Series 2012-GCJ7:
Class C, 5.8921% 5/10/45 (c)		562,000	573,087
Class D, 5.8921% 5/10/45 (b)(c)		1,399,000	1,308,740
Class E, 5% 5/10/45 (b)		460,844	306,530
Class F, 5% 5/10/45 (b)		1,235,531	378,367
Series 2012-GCJ9:
Class D, 4.9048% 11/10/45 (b)(c)		1,059,000	1,033,016
Class E, 4.9048% 11/10/45 (b)(c)		510,000	454,710
Series 2013-GC10 Class D, 4.5438% 2/10/46 (b)(c)		334,000	317,021
Series 2013-GC12:
Class D, 4.5873% 6/10/46 (b)(c)		138,482	126,629
Class XA, 1.5739% 6/10/46 (c)(l)		9,669,534	488,335
Series 2013-GC13 Class D, 4.2179% 7/10/46 (b)(c)		1,048,000	968,235
Series 2013-GC16:
Class C, 5.4876% 11/10/46 (c)		241,000	251,845
Class D, 5.4876% 11/10/46 (b)(c)		634,000	637,307
Class F, 3.5% 11/10/46 (b)		536,000	392,845
Series 2014-GC20 Class XA, 1.2372% 4/10/47 (c)(l)		51,498,481	2,100,417
Series 2015-GC34 Class XA, 1.4957% 10/10/48 (c)(l)		10,495,964	694,417
Series 2016-GS2:
Class C, 4.6794% 5/10/49 (c)		423,000	426,115
Class D, 2.753% 5/10/49 (b)		386,000	316,480
Series 2016-GS3 Class D, 2.62% 10/10/49 (b)		1,061,000	839,185
Series 2016-GS4 Class C, 3.9234% 11/10/49 (c)		264,000	255,147
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (b)		670,000	683,380
Series 2016-RENT:
Class E, 4.2022% 2/10/29 (b)(c)		1,785,000	1,754,585
Class F, 4.2022% 2/10/29 (b)(c)		915,000	894,810
Series 2017-GS6 Class D, 3.243% 5/10/50 (b)		656,000	535,905
Series 2018-GS9 Class D, 3% 3/10/51 (b)		476,000	365,249
Hilton U.S.A. Trust:
Series 2016-HHV Class F, 4.3333% 11/5/38 (b)(c)		998,000	887,905
Series 2016-SFP Class F, 6.1552% 11/5/35 (b)		804,000	807,512
IMT Trust Series 2017-APTS:
Class EFL, 1 month U.S. LIBOR + 2.150% 4.4565% 6/15/34 (b)(c)(d)		334,000	333,371
Class FFL, 1 month U.S. LIBOR + 2.850% 5.1565% 6/15/34 (b)(c)(d)		153,000	152,760
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (b)		592,000	583,279
Invitation Homes Trust floater:
Series 2018-SFR3 Class F, 1 month U.S. LIBOR + 2.250% 4.5525% 7/17/37 (b)(c)(d)		657,000	655,357
Series 2018-SFR4 Class F, 1 month U.S. LIBOR + 2.200% 4.45% 1/17/38 (b)(c)(d)		435,000	435,260
JP Morgan Chase Commercial Mortgage Securities Trust floater Series 2018-LAQ Class E, 1 month U.S. LIBOR + 3.000% 5.3065% 6/15/35 (b)(c)(d)		38,000	38,047
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C19 Class XA, 1.2758% 4/15/47 (c)(l)		8,097,830	138,973
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (b)		106,000	90,829
Series 2014-C26 Class D, 4.0651% 1/15/48 (b)(c)		416,000	365,824
Series 2015-C30 Class XA, 0.7537% 7/15/48 (c)(l)		29,305,319	792,943
Series 2015-C32 Class C, 4.817% 11/15/48 (c)		1,083,000	1,066,806
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.5943% 12/15/49 (b)(c)		696,000	585,090
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4:
Class C, 3.2218% 12/15/49 (c)		343,000	304,012
Class D, 3.2218% 12/15/49 (b)(c)		681,000	549,374
Series 2017-C7:
Class C, 4.3245% 10/15/50 (c)		198,000	188,946
Class D, 3% 10/15/50 (b)		331,000	259,354
Series 2018-C8 Class D, 3.4037% 6/15/51 (b)(c)		223,000	179,744
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST:
Class C, 7.6935% 12/5/27 (b)(c)		138,000	142,922
Class D, 7.6935% 12/5/27 (b)(c)		684,000	708,396
Series 2012-CBX:
Class C, 5.1909% 6/15/45 (c)		91,000	91,548
Class D, 5.1909% 6/15/45 (b)(c)		481,000	473,592
Class E, 5.1909% 6/15/45 (b)(c)		617,000	562,788
Class F, 4% 6/15/45 (b)		615,000	476,154
Class G 4% 6/15/45 (b)		674,000	353,795
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2004-CBX Class D, 5.097% 1/12/37 (c)		131,000	131,948
Series 2005-LDP2 Class F, 5.01% 7/15/42 (c)		76,871	77,769
Series 2011-C3:
Class E, 5.849% 2/15/46 (b)(c)		637,000	624,930
Class G, 4.409% 2/15/46 (b)(c)		202,000	166,915
Class H, 4.409% 2/15/46 (b)(c)		453,000	342,399
Series 2011-C4:
Class E, 5.7202% 7/15/46 (b)(c)		761,000	778,498
Class H, 3.873% 7/15/46 (b)		428,000	392,480
Class NR, 3.873% 7/15/46 (b)		231,000	164,625
Series 2011-C5:
Class B. 5.5859% 8/15/46 (b)(c)		414,000	428,245
Class C, 5.5859% 8/15/46 (b)(c)		236,000	242,257
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (c)		584,000	566,886
Class D, 4.3077% 4/15/46 (c)		903,000	759,257
Class F, 3.25% 4/15/46 (b)(c)		1,014,000	615,444
Series 2014-DSTY:
Class D, 3.9314% 6/10/27 (b)(c)		516,000	397,320
Class E, 3.9314% 6/10/27 (b)(c)		662,000	450,160
Series 2015-UES Class F, 3.7417% 9/5/32 (b)(c)		650,000	632,949
Series 2018-AON Class F, 4.767% 7/5/31 (b)		409,000	400,459
Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (b)		1,323,000	1,358,420
Class DFX, 5.3503% 7/5/33 (b)		2,034,000	2,089,374
Class EFX, 5.5422% 7/5/33 (b)		2,783,000	2,830,198
Class XAFX, 1.2948% 7/5/33(b)(c)(d)(l)		19,961,000	949,066
JPMorgan Commercial Mortgage Finance Corp. Series 1999-C8 Class H, 6% 7/15/31 (b)		3,340	3,241
Ladder Capital Commercial Mortgage Securities Trust Series 2014-909 Class E, 4.0278% 5/15/31 (b)(c)		734,000	703,530
Liberty Street Trust Series 2016-225L:
Class D, 4.8035% 2/10/36 (b)(c)		213,000	214,827
Class E, 4.8035% 2/10/36 (b)(c)		523,000	497,867
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 1 month U.S. LIBOR + 2.050% 4.3565% 9/15/28 (b)(c)(d)		115,415	115,488
LSTAR Commercial Mortgage Trust Series 2014-2:
Class D, 5.2007% 1/20/41 (b)(c)		163,000	162,404
Class E, 5.2007% 1/20/41 (b)(c)		254,000	235,173
Merrill Lynch Mortgage Trust Series 2006-C1 Class AJ, 5.7802% 5/12/39 (c)		157,939	158,721
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31		386,000	372,121
Series 2012-C5 Class E, 4.842% 8/15/45 (b)(c)		159,000	156,371
Series 2012-C6 Class D, 4.6104% 11/15/45 (b)(c)		811,000	806,514
Series 2013-C12 Class D, 4.9199% 10/15/46 (b)(c)		713,000	687,015
Series 2013-C13:
Class D, 5.0728% 11/15/46 (b)(c)		865,000	860,640
Class E, 5.0728% 11/15/46 (b)(c)		435,919	387,583
Series 2013-C7:
Class C, 4.2543% 2/15/46 (c)		175,000	174,492
Class D, 4.3703% 2/15/46 (b)(c)		730,000	660,025
Class E, 4.3703% 2/15/46 (b)(c)		213,000	168,754
Series 2013-C8 Class D, 4.1939% 12/15/48 (b)(c)		273,000	246,161
Series 2013-C9:
Class C, 4.176% 5/15/46 (c)		502,000	498,244
Class D, 4.264% 5/15/46 (b)(c)		938,000	871,876
Series 2014-C17 Class XA, 1.3476% 8/15/47 (c)(l)		61,845,632	2,318,921
Series 2015-C25 Class XA, 1.2716% 10/15/48 (c)(l)		17,044,321	947,872
Series 2016-C30:
Class C, 4.2658% 9/15/49 (c)		151,000	143,368
Class D, 3% 9/15/49 (b)		271,000	220,232
Series 2016-C31:
Class C, 4.4611% 11/15/49 (c)		343,000	330,380
Class D, 3% 11/15/49 (b)(c)		423,000	324,352
Series 2016-C32:
Class C, 4.4374% 12/15/49 (c)		236,000	227,876
Class D, 3.396% 12/15/49 (b)		546,000	445,649
Series 2017-C33 Class D, 3.356% 5/15/50 (b)		520,000	420,265
Morgan Stanley Capital I Trust:
sequential payer:
Series 2012-C4 Class E, 5.6007% 3/15/45 (b)(c)		580,000	503,754
Series 2018-L1 Class A4, 4.407% 10/15/51		5,080,000	5,254,946
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)		24,441	20,938
Series 2011-C1:
Class D, 5.5992% 9/15/47 (b)(c)		1,124,000	1,158,941
Class E, 5.5992% 9/15/47 (b)(c)		293,000	302,072
Series 2011-C2:
Class D, 5.6675% 6/15/44 (b)(c)		977,000	968,007
Class E, 5.6675% 6/15/44 (b)(c)		498,000	473,406
Class F, 5.6675% 6/15/44 (b)(c)		407,000	347,242
Class XB, 0.6125% 6/15/44 (b)(c)(l)		3,267,000	40,408
Series 2011-C3:
Class D, 5.3257% 7/15/49 (b)(c)		1,176,000	1,199,586
Class E, 5.3257% 7/15/49 (b)(c)		372,000	369,598
Class F, 5.3257% 7/15/49 (b)(c)		182,000	175,545
Class G, 5.3257% 7/15/49 (b)(c)		613,000	540,805
Series 2012-C4 Class D, 5.6007% 3/15/45 (b)(c)		231,000	219,089
Series 2014-150E:
Class C, 4.4382% 9/9/32 (b)(c)		238,000	239,099
Class F, 4.4382% 9/9/32 (b)(c)		401,000	382,847
Series 2014-CPT Class F, 3.5604% 7/13/29 (b)(c)		521,000	506,285
Series 2015-MS1:
Class C, 4.1649% 5/15/48 (c)		266,000	257,748
Class D, 4.1649% 5/15/48 (b)(c)		751,000	665,277
Series 2015-UBS8 Class D, 3.18% 12/15/48 (b)		485,000	406,145
Series 2016-BNK2:
Class C, 3% 11/15/49 (b)		798,000	644,595
Class D, 4.0385% 11/15/49 (c)		343,000	325,019
Series 2017-CLS Class F, 1 month U.S. LIBOR + 2.600% 4.9065% 11/15/34 (b)(c)(d)		462,000	461,121
Series 2018-MP Class E, 4.4185% 7/11/40 (b)		491,000	441,630
Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3 Class E, 7.8627% 7/15/33 (b)(c)		59,807	62,747
Motel 6 Trust floater Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 6.5565% 8/15/34 (b)(c)(d)		1,856,476	1,859,956
MSCCG Trust floater Series 2018-SELF Class E, 1 month U.S. LIBOR + 2.150% 4.4565% 10/15/37 (b)(c)(d)		387,000	386,277
MSCG Trust Series 2016-SNR:
Class A, 3.4596% 11/15/34 (b)(c)		6,178,407	6,007,556
Class B, 4.181% 11/15/34 (b)		2,601,850	2,551,481
Class C, 5.205% 11/15/34 (b)		1,819,850	1,804,177
Class D, 6.55% 11/15/34 (b)		1,111,800	1,102,018
Class E, 6.8087% 11/15/34 (b)		307,700	293,042
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 5.0127% 9/5/47 (b)(c)		170,000	153,622
NationsLink Funding Corp. Series 1999-LTL1 Class D, 6.45% 1/22/26 (b)		79,995	80,695
Natixis Commercial Mortgage Securities Trust:
Series 2018-285M Class F, 3.9167% 11/15/32 (b)(c)		170,000	158,809
Series 2018-TECH Class F, 1 month U.S. LIBOR + 3.000% 5.3065% 11/15/34 (b)(c)(d)		138,000	138,267
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)		141,287	164,798
RETL floater Series 2018-RVP:
Class A, 1 month U.S. LIBOR + 1.100% 3.4065% 3/15/33 (b)(c)(d)		13,310,013	13,276,347
Class E, 1 month U.S. LIBOR + 4.500% 6.8065% 3/15/33 (b)(c)(d)		258,620	258,290
Class F, 1 month U.S. LIBOR + 6.000% 8.3065% 3/15/33 (b)(c)(d)		261,727	261,394
Starwood Retail Property Trust Series 2014-STAR Class D, 1 month U.S. LIBOR + 3.250% 5.5565% 11/15/27 (b)(c)(d)		383,000	373,173
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.4812% 8/15/39 (c)		13,009	13,026
Series 2007-C4 Class F, 5.4812% 8/15/39 (c)		603,000	559,503
TPG Real Estate Finance floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.700% 5.0025% 2/15/35 (b)(c)(d)		177,000	177,932
UBS Commercial Mortgage Trust:
Series 2012-C1:
Class D, 5.7286% 5/10/45 (b)(c)		747,000	734,562
Class E, 5% 5/10/45 (b)(c)		325,000	286,285
Class F, 5% 5/10/45 (b)(c)		418,000	302,727
Series 2017-C7 Class XA, 1.2242% 12/15/50 (c)(l)		30,873,028	2,161,223
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.3793% 6/10/30 (b)(c)		201,000	180,398
Series 2012-WRM Class E, 4.3793% 6/10/30 (b)(c)		352,000	312,467
VNO Mortgage Trust Series 2012-6AVE Class D, 3.4484% 11/15/30 (b)(c)		471,000	454,037
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.6614% 11/15/43 (b)(c)(l)		8,849,819	89,932
Series 2012-LC5:
Class C, 4.693% 10/15/45 (c)		207,000	211,955
Class D, 4.9217% 10/15/45 (b)(c)		1,063,000	1,043,110
Class E, 4.9217% 10/15/45 (b)(c)		486,918	472,346
Series 2013-LC12 Class C, 4.4222% 7/15/46 (c)		461,000	449,072
Series 2015-C31 Class XA, 1.2224% 11/15/48 (c)(l)		13,659,575	771,967
Series 2015-NXS4 Class E, 3.7522% 12/15/48 (b)(c)		353,000	285,452
Series 2016-BNK1:
Class C, 3.071% 8/15/49		254,000	226,312
Class D, 3% 8/15/49 (b)		266,000	215,584
Series 2016-C34 Class XA, 2.3265% 6/15/49 (c)(l)		12,312,002	1,296,395
Series 2016-C35 Class D, 3.142% 7/15/48 (b)		953,000	760,772
Series 2016-LC25 Class C, 4.5677% 12/15/59 (c)		328,000	320,593
Series 2016-NXS6 Class D, 3.059% 11/15/49 (b)		733,000	586,894
Series 2017-C38 Class D, 3% 7/15/50 (b)(c)		810,000	638,135
Series 2017-RB1 Class D, 3.401% 3/15/50 (b)		326,000	267,615
Series 2018-C43 Class C, 4.514% 3/15/51		228,000	221,171
Series 2018-C46 Class XA, 1.1162% 8/15/51 (c)(l)		26,943,373	1,694,676
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 3.0225% 6/15/46 (b)(c)(d)		11,149,970	11,149,982
sequential payer Series 2011-C4I Class G, 5% 6/15/44		203,000	122,296
Series 2011-C3:
Class C, 5.335% 3/15/44 (b)		131,000	132,806
Class D, 5.8551% 3/15/44 (b)(c)		517,000	455,582
Class E, 5% 3/15/44 (b)		409,000	208,325
Class F, 5% 3/15/44 (b)		418,000	103,671
Series 2011-C4:
Class D, 5.3973% 6/15/44 (b)(c)		258,000	252,124
Class E, 5.3973% 6/15/44 (b)(c)		183,000	175,294
Series 2011-C5:
Class C, 5.8614% 11/15/44 (b)(c)		100,000	104,080
Class D, 5.8614% 11/15/44 (b)(c)		655,000	665,401
Class E, 5.8614% 11/15/44 (b)(c)		927,000	917,852
Class F, 5.25% 11/15/44 (b)(c)		601,000	527,640
Class G, 5.25% 11/15/44 (b)(c)		205,000	171,270
Class XA, 1.8996% 11/15/44 (b)(c)(l)		1,373,629	52,787
Series 2012-C6 Class D, 5.7686% 4/15/45 (b)(c)		381,000	380,960
Series 2012-C7:
Class C, 4.9762% 6/15/45 (c)		677,000	678,247
Class E, 4.9762% 6/15/45 (b)(c)		1,156,688	929,109
Class F, 4.5% 6/15/45 (b)		230,566	147,082
Class G, 4.5% 6/15/45 (b)		678,513	216,649
Series 2012-C8:
Class D, 5.0559% 8/15/45 (b)(c)		293,000	283,016
Class E, 5.0559% 8/15/45 (b)(c)		201,000	195,220
Series 2013-C11:
Class D, 4.4078% 3/15/45 (b)(c)		443,749	423,810
Class E, 4.4078% 3/15/45 (b)(c)		976,128	857,366
Series 2013-C13 Class D, 4.2706% 5/15/45 (b)(c)		321,000	299,793
Series 2013-C16 Class D, 5.2058% 9/15/46 (b)(c)		115,000	107,047
Series 2013-UBS1 Class D, 4.8476% 3/15/46 (b)(c)		455,375	418,179
Series 2014-C21 Class XA, 1.2239% 8/15/47 (c)(l)		36,928,679	1,586,006
Series 2014-C24 Class XA, 1.019% 11/15/47 (c)(l)		11,970,754	440,223
Series 2014-LC14 Class XA, 1.4381% 3/15/47 (c)(l)		23,178,875	995,000
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 1 month U.S. LIBOR + 3.720% 6.0268% 11/15/29 (b)(c)(d)		633,101	631,938
Class G, 1 month U.S. LIBOR + 3.020% 5.3265% 11/15/29 (b)(c)(d)		271,558	268,548
Worldwide Plaza Trust Series 2017-WWP:
Class E, 3.7154% 11/10/36 (b)(c)		198,000	178,113
Class F, 3.7154% 11/10/36 (b)(c)		1,082,000	918,504
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.6332% 6/5/35 (b)(c)		289,000	227,356
Class PR2, 3.6332% 6/5/35 (b)(c)		755,000	549,847
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $405,129,739)			404,515,797

Municipal Securities - 1.0%
California Gen. Oblig.:
Series 2009:		$	$
7.35% 11/1/39		960,000	1,304,938
7.5% 4/1/34		3,305,000	4,461,519
7.55% 4/1/39		6,805,000	9,611,042
Series 2010:
7.6% 11/1/40		5,160,000	7,404,084
7.625% 3/1/40		3,670,000	5,172,094
7.3% 10/1/39		10,015,000	13,643,935
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22		875,000	881,344
Series 2010 C1, 7.781% 1/1/35		5,065,000	5,595,306
Series 2012 B, 5.432% 1/1/42		1,190,000	1,037,799
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23		8,795,000	8,898,341
5.1% 6/1/33		22,880,000	21,691,155
Series 2010-1, 6.63% 2/1/35		4,335,000	4,555,998
Series 2010-3:
5.547% 4/1/19		120,000	120,901
6.725% 4/1/35		6,465,000	6,838,871
7.35% 7/1/35		2,965,000	3,252,546
Series 2010-5, 6.2% 7/1/21		1,776,000	1,838,657
Series 2011, 5.877% 3/1/19		28,255,000	28,443,582
Series 2013, 3.14% 12/1/18		1,265,000	1,265,000
TOTAL MUNICIPAL SECURITIES
(Cost $126,678,215)			126,017,112

Foreign Government and Government Agency Obligations - 1.0%
Arab Republic of Egypt:
5.577% 2/21/23 (b)		$608,000	$575,952
5.875% 6/11/25		278,000	253,455
5.875% 6/11/25 (b)		485,000	442,178
6.125% 1/31/22 (b)		3,688,000	3,614,240
7.5% 1/31/27 (b)		218,000	209,969
7.903% 2/21/48 (b)		459,000	399,925
8.5% 1/31/47 (b)		904,000	823,607
Argentine Republic:
6.875% 4/22/21		8,319,000	7,848,977
7.5% 4/22/26		6,558,000	5,567,808
7.625% 4/22/46		1,475,000	1,123,227
Bahamian Republic 6% 11/21/28 (b)		212,000	215,180
Barbados Government:
7% 8/4/22 (b)(f)		553,000	298,620
7.25% 12/15/21 (b)(f)		33,000	17,820
Belarus Republic:
6.875% 2/28/23 (b)		1,809,000	1,816,417
7.625% 6/29/27 (b)		347,000	349,529
Brazilian Federative Republic:
4.25% 1/7/25		3,631,000	3,512,811
5.625% 1/7/41		5,199,000	4,785,731
5.625% 2/21/47		461,000	416,053
8.25% 1/20/34		2,491,000	2,992,314
Buenos Aires Province:
6.5% 2/15/23 (b)		236,000	197,815
9.95% 6/9/21 (b)		1,315,621	1,282,730
10.875% 1/26/21 (b)		1,370,000	1,361,109
10.875% 1/26/21 (Reg. S)		4,187,000	4,159,826
Cameroon Republic 9.5% 11/19/25 (b)		929,000	950,404
City of Buenos Aires 8.95% 2/19/21 (b)		592,000	596,446
Colombian Republic:
7.375% 9/18/37		443,000	527,170
10.375% 1/28/33		651,000	945,252
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (b)		236,000	233,404
5.75% 4/18/23 (b)		294,000	263,134
6% 1/14/19 (b)		977,000	972,115
6.25% 10/4/20 (b)		156,000	149,760
Dominican Republic:
5.95% 1/25/27 (b)		414,000	406,238
6% 7/19/28 (b)		379,000	370,946
6.6% 1/28/24 (b)		427,000	441,945
6.85% 1/27/45 (b)		207,000	198,203
6.875% 1/29/26 (b)		443,000	458,505
7.45% 4/30/44 (b)		436,000	442,758
Ecuador Republic:
8.875% 10/23/27 (b)		697,000	620,539
9.65% 12/13/26 (b)		363,000	337,699
El Salvador Republic:
7.375% 12/1/19 (b)		1,713,000	1,718,139
7.75% 1/24/23 (b)		507,000	516,096
Gabonese Republic 6.375% 12/12/24 (b)		644,201	563,667
Georgia Republic 6.875% 4/12/21 (b)		300,000	313,918
Ghana Republic 8.627% 6/16/49 (b)		303,000	266,978
Greek Government:
3.375% 2/15/25 (Reg. S) (b)	EUR	483,000	530,313
3.5% 1/30/23	EUR	228,646	261,568
Indonesian Republic:
2.625% 6/14/23	EUR	3,177,000	3,717,171
7.75% 1/17/38 (b)		817,000	1,022,983
8.5% 10/12/35 (Reg. S)		965,000	1,268,617
Islamic Republic of Pakistan:
6.75% 12/3/19 (b)		777,000	771,861
7.25% 4/15/19 (b)		2,328,000	2,325,556
8.25% 4/15/24 (b)		249,000	247,755
Ivory Coast 5.75% 12/31/32		520,775	460,105
Kingdom of Saudi Arabia 3.625% 3/4/28 (b)		287,000	268,761
Lebanese Republic:
5.45% 11/28/19		1,239,000	1,177,347
5.5% 4/23/19		1,219,000	1,195,717
5.8% 4/14/20		401,000	373,933
6% 5/20/19		2,244,000	2,197,693
6.15% 6/19/20		425,000	394,787
6.375% 3/9/20		524,000	495,323
Ministry of Finance of the Russian Federation:
5.25% 6/23/47 (b)		1,600,000	1,459,936
5.625% 4/4/42 (b)		600,000	603,122
5.875% 9/16/43 (b)		400,000	414,000
12.75% 6/24/28 (Reg. S)		1,432,000	2,246,980
Mongolian People's Republic 8.75% 3/9/24 (b)		778,000	822,346
Moroccan Kingdom 4.25% 12/11/22 (b)		1,255,000	1,245,588
Panamanian Republic 9.375% 4/1/29		82,000	112,853
Peruvian Republic 4% 3/7/27 (q)		494,000	485,007
Province of Santa Fe 7% 3/23/23 (b)		1,651,000	1,403,680
Provincia de Cordoba:
7.125% 6/10/21 (b)		2,598,000	2,384,964
7.45% 9/1/24 (b)		697,000	576,628
Republic of Angola 7% 8/17/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		234,750	235,257
Republic of Armenia:
6% 9/30/20 (b)		786,000	790,182
7.15% 3/26/25 (b)		281,000	292,927
Republic of Iraq:
5.8% 1/15/28 (Reg. S)		3,524,000	3,188,247
6.752% 3/9/23 (b)		282,000	271,391
Republic of Kenya 6.875% 6/24/24 (b)		250,000	234,575
Republic of Nigeria 7.625% 11/28/47 (b)		158,000	133,273
Republic of Serbia 7.25% 9/28/21 (b)		380,000	407,284
Rwanda Republic 6.625% 5/2/23 (b)		337,000	332,814
South African Republic 5.875% 9/16/25		209,000	207,817
State of Qatar:
3.875% 4/23/23 (b)		746,000	747,716
4.5% 4/23/28 (b)		1,741,000	1,774,950
9.75% 6/15/30 (b)		523,000	775,348
Sultanate of Oman 6.75% 1/17/48 (b)		526,000	458,935
Turkish Republic:
5.625% 3/30/21		907,000	885,432
5.75% 5/11/47		327,000	247,205
6% 3/25/27		321,000	287,671
6.25% 9/26/22		5,145,000	4,988,366
6.75% 5/30/40		445,000	382,335
6.875% 3/17/36		651,000	571,521
7% 3/11/19		1,172,000	1,176,381
7% 6/5/20		1,508,000	1,518,481
7.25% 12/23/23		581,000	576,643
7.25% 3/5/38		327,000	296,433
7.375% 2/5/25		728,000	718,085
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21 (b)		325,000	306,911
Ukraine Government:
7.75% 9/1/19 (b)		1,727,000	1,707,571
7.75% 9/1/20 (b)		2,325,000	2,249,112
7.75% 9/1/21 (b)		6,124,000	5,782,403
7.75% 9/1/22 (b)		3,530,000	3,267,297
9.75% 11/1/28 (b)		581,000	547,041
United Kingdom, Great Britain and Northern Ireland:
1.625% 10/22/28	GBP	200,000	261,145
1.75% 9/7/37	GBP	606,009	749,866
4.25% 3/7/36	GBP	397,408	685,419
4.25% 12/7/49	GBP	525,283	1,005,523
Uruguay Republic 7.875% 1/15/33 pay-in-kind		188,724	242,039
Venezuelan Republic:
9.25% 9/15/27 (f)		3,974,000	916,802
11.95% 8/5/31 (Reg. S) (f)		878,300	206,664
12.75% 8/23/22 (f)		199,600	46,447
Vietnamese Socialist Republic:
6 month U.S. LIBOR + 0.813% 3.375% 3/13/28 (c)(d)(m)		71,000	63,920
5.5% 3/12/28		2,222,400	2,202,147
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $125,636,382)			123,762,779
		Shares	Value

Common Stocks - 0.0%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
Tribune Media Co. Class A		7,700	310,002
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd. (r)		55,600	236,300
MATERIALS - 0.0%
Chemicals - 0.0%
LyondellBasell Industries NV Class A		11,400	1,063,734
Metals & Mining - 0.0%
Warrior Metropolitan Coal, Inc.		6,000	142,200

TOTAL MATERIALS			1,205,934

TOTAL COMMON STOCKS
(Cost $1,751,815)			1,752,236

Preferred Stocks - 0.0%
Convertible Preferred Stocks - 0.0%
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Alexandria Real Estate Equities, Inc. Series D, 7.00%		6,925	234,195
RLJ Lodging Trust Series A, 1.95%		11,325	287,712
			521,907
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Mortgage Real Estate Investment Trusts - 0.0%
Annaly Capital Management, Inc. Series C, 7.625%		7,400	186,332
MFA Financial, Inc. Series B, 7.50%		13,700	341,222
Two Harbors Investment Corp. 7.50%		10,750	257,355
			784,909
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
American Homes 4 Rent Series D, 6.50%		14,800	344,100
Boston Properties, Inc. 5.25%		6,350	140,335
Cedar Realty Trust, Inc.:
Series B, 7.25%		950	22,012
Series C, 6.50%		14,300	283,875
DDR Corp. Series K, 6.25%		11,650	256,883
National Storage Affiliates Trust Series A, 6.00%		6,925	161,145
PS Business Parks, Inc. Series W, 5.20%		8,025	167,642
Public Storage Series F, 5.15%		21,800	472,188
Rexford Industrial Realty, Inc. Series B, 5.875%		16,525	377,596
Spirit Realty Capital, Inc. Series A, 6.00%		10,200	224,502
Taubman Centers, Inc. Series J, 6.50%		7,900	191,670
			2,641,948

TOTAL NONCONVERTIBLE PREFERRED STOCKS			3,426,857

TOTAL PREFERRED STOCKS
(Cost $3,991,850)			3,948,764
		Principal Amount(a)	Value

Bank Loan Obligations - 4.3%
COMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.2%
Frontier Communications Corp.:
Tranche A, term loan 3 month U.S. LIBOR + 2.750% 5.06% 3/31/21 (c)(d)		3,374,000	3,222,170
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.06% 6/15/24 (c)(d)		5,521,000	5,251,851
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.5555% 2/22/24 (c)(d)		4,284,000	4,227,794
Sable International Finance Ltd. Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.250% 5.5946% 2/2/26 (c)(d)		2,722,000	2,705,668
Securus Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.8446% 11/1/24 (c)(d)		1,441,000	1,417,584
3 month U.S. LIBOR + 8.250% 10.5946% 11/1/25 (c)(d)		544,000	537,200
SFR Group SA Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 5.052% 7/31/25 (c)(d)		1,391,468	1,306,241
			18,668,508
Entertainment - 0.0%
AMC Entertainment Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.5565% 12/15/23 (c)(d)		625,000	615,238
AMC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.5565% 12/15/22 (c)(d)		704,000	694,320
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.1361% 7/8/22 (c)(d)		1,277,000	1,213,150
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.6361% 7/8/23 (c)(d)		169,000	147,030
			2,669,738
Interactive Media & Services - 0.0%
Uber Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5.8065% 7/13/23 (c)(d)		809,000	796,105
3 month U.S. LIBOR + 4.000% 6.3153% 4/4/25 (c)(d)		2,629,000	2,596,138
			3,392,243
Media - 0.3%
Acosta, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5946% 9/26/21 (c)(d)		629,370	435,410
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 5.0525% 7/15/25 (c)(d)		536,000	519,384
3 month U.S. LIBOR + 2.750% 5.0525% 1/31/26 (c)(d)		719,000	691,441
Cable One, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.14% 5/1/24 (c)(d)		366,000	363,486
CBS Radio, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.0651% 11/18/24 (c)(d)		1,801,000	1,787,042
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.5555% 6/7/23 (c)(d)		2,202,000	1,962,929
Charter Communication Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.35% 4/30/25 (c)(d)		5,943,000	5,875,428
Clear Channel Communications, Inc. Tranche D, term loan 3 month U.S. LIBOR + 6.750% 0% 1/30/19 (d)(f)		3,121,000	2,216,347
CSC Holdings LLC:
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.8065% 1/25/26 (c)(d)		1,612,000	1,586,385
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.7454% 1/15/26 (c)(d)		726,000	712,388
Getty Images, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.802% 10/18/19 (c)(d)		1,410,000	1,396,337
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2949% 5/29/21 (c)(d)		1,647,000	1,516,887
ION Media Networks, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.05% 12/18/20 (c)(d)		682,000	678,590
Lamar Media Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.125% 3/16/25 (c)(d)		769,000	764,832
McGraw-Hill Global Education Holdings, LLC term loan 3 month U.S. LIBOR + 4.000% 6.302% 5/4/22 (c)(d)		2,737,000	2,521,461
NEP/NCP Holdco, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.4743% 10/19/25 (c)(d)		325,000	322,426
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.302% 10/19/26 (c)(d)		272,000	266,560
Numericable LLC Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 6.3065% 8/14/26 (c)(d)		1,452,000	1,381,215
Proquest LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5946% 10/24/21 (c)(d)		1,403,000	1,398,903
Raycom Media, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.5946% 8/23/24 (c)(d)		740,000	737,691
Springer Science+Business Media Deutschland GmbH Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 5.8861% 8/24/22 (c)(d)		2,678,283	2,667,410
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5525% 8/19/23 (c)(d)		4,535,000	4,294,645
			34,097,197
Wireless Telecommunication Services - 0.1%
Digicel International Finance Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.57% 5/25/24 (c)(d)		638,000	597,328
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.0719% 11/27/23 (c)(d)		7,730,000	7,674,421
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 6.8219% 1/2/24 (c)(d)		1,270,000	1,292,225
Tranche B-5, term loan 6.625% 1/2/24		1,718,000	1,720,577
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.35% 4/11/25 (c)(d)		1,131,000	1,117,394
Sprint Communications, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.000% 5.375% 2/2/24 (c)(d)		1,000,000	990,630
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.875% 2/3/24 (c)(d)		632,000	623,152
Syniverse Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.3065% 3/9/23 (c)(d)		1,625,000	1,551,875
			15,567,602

TOTAL COMMUNICATION SERVICES			74,395,288

CONSUMER DISCRETIONARY - 1.0%
Auto Components - 0.0%
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.8861% 11/27/20 (c)(d)		1,627,000	1,507,692
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.000% 11.3861% 11/27/21 (c)(d)		579,000	495,769
			2,003,461
Automobiles - 0.0%
Caliber Holdings Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.3446% 2/1/24 (c)(d)		505,000	501,531
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.5946% 2/1/25 (c)(d)		140,000	139,650
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.8412% 4/18/23 (c)(d)		884,000	895,050
			1,536,231
Distributors - 0.0%
Owens & Minor Distribution, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.7994% 4/30/25 (c)(d)		1,086,278	879,885
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.0946% 11/7/23 (c)(d)		539,000	536,305
CSM Bakery Supplies Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.41% 7/3/20 (c)(d)		881,000	826,669
Frontdoor, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.8125% 8/16/25 (c)(d)		535,000	530,988
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.6361% 8/22/25 (c)(d)		363,000	363,908
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 0% 2/21/25 (c)(d)		1,592,000	1,581,716
Laureate Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.0266% 4/26/24 (c)(d)		6,609,000	6,584,216
Learning Care Group (U.S.) No 2 Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.557% 3/13/25 (c)(d)		805,000	799,631
SMG U.S. Midco 2, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.3446% 1/23/25 (c)(d)		504,000	498,018
Spin Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.6864% 11/14/22 (c)(d)		2,253,000	2,205,124
The ServiceMaster Co. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.802% 11/8/23 (c)(d)		424,000	422,762
WASH Multifamily Acquisition, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5946% 5/14/22 (c)(d)		1,712,000	1,682,040
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.3446% 5/14/23 (c)(d)		131,000	127,070
Weight Watchers International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.15% 11/29/24 (c)(d)		2,795,000	2,796,761
			18,955,208
Hotels, Restaurants & Leisure - 0.6%
Affinity Gaming LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5946% 7/1/23 (c)(d)		683,000	660,803
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.3446% 7/31/24 (c)(d)		1,230,000	1,217,700
AP Gaming I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8446% 2/15/24 (c)(d)		644,000	642,390
Aramark Services, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.0946% 3/11/25 (c)(d)		1,946,000	1,930,802
Aristocrat Technologies, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.219% 10/19/24 (c)(d)		1,391,000	1,367,353
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.4849% 9/15/23 (c)(d)		744,000	729,633
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.5946% 2/17/24 (c)(d)		1,706,000	1,670,601
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.0946% 12/22/24 (c)(d)		10,086,000	9,898,703
CEC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5993% 2/14/21 (c)(d)		1,085,000	1,036,175
Churchill Downs, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.31% 12/27/24 (c)(d)		369,000	366,926
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.552% 4/18/24 (c)(d)		495,000	485,719
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.8446% 2/1/24 (c)(d)		3,575,000	3,448,981
Eldorado Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.75% 4/17/24 (c)(d)		1,164,000	1,150,183
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.302% 9/8/24 (c)(d)		341,000	346,756
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 5.302% 3/8/24 (c)(d)		804,000	795,960
ESH Hospitality, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.3446% 8/30/23 (c)(d)		1,142,000	1,127,725
Fitness International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.552% 4/18/25 (c)(d)		442,000	437,394
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.302% 11/30/23 (c)(d)		2,313,000	2,284,504
Gaming VC Holdings SA Tranche B2 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.8446% 3/15/24 (c)(d)		1,089,000	1,081,519
Gateway Casinos & Entertainment Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.3861% 3/13/25 (c)(d)		1,057,000	1,048,629
Golden Entertainment, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 5.3% 10/20/24 (c)(d)		3,818,000	3,770,275
3 month U.S. LIBOR + 7.000% 9.31% 10/20/25 (c)(d)		980,000	970,200
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2299% 10/4/23 (c)(d)		5,268,000	5,179,761
Greektown Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.052% 4/25/24 (c)(d)		398,000	397,172
Hilton Worldwide Finance LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 4.0651% 10/25/23 (c)(d)		1,805,000	1,786,192
K-Mac Holdings Corp.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.0555% 3/16/26 (c)(d)		62,000	61,613
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5555% 3/16/25 (c)(d)		213,000	209,072
KFC Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.0525% 4/3/25 (c)(d)		1,067,000	1,056,661
Las Vegas Sands LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.052% 3/27/25 (c)(d)		1,806,000	1,776,472
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.0626% 6/10/22 (c)(d)		1,543,000	1,517,155
Marriott Ownership Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.552% 8/31/25 (c)(d)		651,000	648,155
MGM Mirage, Inc. Tranche A, term loan 3 month U.S. LIBOR + 2.500% 4.802% 4/25/21 (c)(d)		609,000	606,460
Mohegan Tribal Gaming Authority Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.302% 10/14/23 (c)(d)		495,000	450,039
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.5808% 10/15/25 (c)(d)		1,089,000	1,078,567
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.09% 4/27/24 (c)(d)		169,000	163,050
Red Lobster Hospitality LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.5946% 7/28/21 (c)(d)		858,000	849,420
Restaurant Technologies, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.250% 5.646% 10/1/25 (c)(d)		290,000	288,913
2LN, term loan 3 month U.S. LIBOR + 6.500% 8.896% 10/1/26 (c)(d)		181,000	182,358
Ryman Hospitality Properties, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.44% 5/11/24 (c)(d)		405,000	401,120
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 5.2157% 8/14/24 (c)(d)		5,598,000	5,443,047
SeaWorld Parks & Entertainment, Inc. Tranche B 5LN, term loan 3 month U.S. LIBOR + 3.000% 5.3446% 3/31/24 (c)(d)		363,000	357,011
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.0946% 7/6/24 (c)(d)		898,000	892,872
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8861% 7/10/25 (c)(d)		3,801,000	3,783,363
Station Casinos LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.85% 6/8/23 (c)(d)		2,158,000	2,122,587
Tacala Investment Corp. term loan 3 month U.S. LIBOR + 3.250% 5.5946% 2/1/25 (c)(d)		621,000	610,325
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.0946% 5/30/25 (c)(d)		1,434,000	1,418,585
Wynn America LLC Tranche A 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.1% 12/31/21 (c)(d)		922,000	917,390
Wynn Resorts Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.6% 10/30/24(c)(d)		272,000	265,711
Yonkers Racing Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.6% 5/31/24 (c)(d)		688,067	685,061
			69,617,063
Internet & Direct Marketing Retail - 0.1%
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.3446% 9/25/24 (c)(d)		13,383,000	13,207,415
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.802% 8/19/23 (c)(d)		1,384,832	1,338,744
			14,546,159
Leisure Products - 0.0%
Varsity Brands Holding Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.8446% 12/15/24 (c)(d)		1,801,000	1,789,366
Media - 0.0%
AppLovin Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.1941% 8/15/25 (c)(d)		1,089,000	1,083,555
Crown Finance U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.8446% 2/28/25 (c)(d)		2,284,000	2,239,599
MCC Iowa LLC Tranche M, term loan 3 month U.S. LIBOR + 2.000% 4.22% 1/15/25 (c)(d)		298,000	293,283
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.5565% 7/17/25 (c)(d)		948,000	931,884
Virgin Media Bristol LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.8065% 1/15/26 (c)(d)		1,815,000	1,790,606
			6,338,927
Multiline Retail - 0.0%
JC Penney Corp., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.5673% 6/23/23 (c)(d)		519,000	450,559
Specialty Retail - 0.1%
ABB Optical Group LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.3066% 6/15/23 (c)(d)		478,000	476,208
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3039% 7/2/22 (c)(d)		1,844,000	1,341,805
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.31% 11/17/24 (c)(d)		1,333,000	1,326,335
Davids Bridal, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.6934% 10/11/19 (c)(d)		206,000	125,660
Party City Holdings, Inc. term loan 3 month U.S. LIBOR + 2.750% 5.06% 8/19/22 (c)(d)		1,121,000	1,107,783
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7766% 1/26/23 (c)(d)		1,712,597	1,279,447
PetSmart, Inc. term loan 3 month U.S. LIBOR + 3.000% 5.32% 3/11/22 (c)(d)		917,623	765,591
			6,422,829

TOTAL CONSUMER DISCRETIONARY			122,539,688

CONSUMER STAPLES - 0.2%
Beverages - 0.0%
Arterra Wines Canada, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.0875% 12/16/23 (c)(d)		713,000	704,088
Food & Staples Retailing - 0.1%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 10.0494% 10/1/26 (c)(d)		98,000	98,368
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0494% 10/1/25 (c)(d)		289,000	288,517
Agro Merchants Intermediate Ho Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.1361% 12/6/24 (c)(d)		805,000	802,988
Albertson's LLC:
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 5.4453% 10/29/25 (c)(d)		1,500,000	1,466,250
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.381% 12/21/22 (c)(d)		1,883,000	1,851,516
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 10.4677% 5/31/24 (c)(d)		3,258,000	3,187,953
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.3184% 2/3/24 (c)(d)		3,233,895	3,212,325
Eg Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3861% 2/6/25 (c)(d)		367,000	362,413
GOBP Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.250% 9.4664% 10/22/26 (c)(d)		181,000	180,095
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.9664% 10/22/25 (c)(d)		891,000	887,285
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 8.1531% 11/20/25 (c)(d)		452,000	445,220
Shearer's Foods, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.0946% 6/30/22 (c)(d)		1,057,000	1,001,508
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.5946% 6/30/21 (c)(d)		1,194,000	1,169,129
Smart & Final, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8446% 11/15/22 (c)(d)		1,464,000	1,388,355
U.S. Foods, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.3446% 6/27/23 (c)(d)		1,242,000	1,226,276
			17,568,198
Food Products - 0.1%
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8446% 10/7/23 (c)(d)		1,554,000	1,459,797
Hostess Brands LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.6852% 8/3/22 (c)(d)		380,000	369,907
JBS USA Lux SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.8444% 10/30/22 (c)(d)		3,217,000	3,170,772
Post Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.32% 5/24/24 (c)(d)		1,178,000	1,170,343
			6,170,819
Personal Products - 0.0%
Coty, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.5669% 4/5/25 (c)(d)		653,000	609,739
Prestige Brands, Inc. term loan 3 month U.S. LIBOR + 2.000% 4.3446% 1/26/24 (c)(d)		486,609	481,236
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3065% 6/15/25 (c)(d)		436,000	398,940
			1,489,915

TOTAL CONSUMER STAPLES			25,933,020

ENERGY - 0.2%
Energy Equipment & Services - 0.0%
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.1434% 11/3/25 (c)(d)		1,270,000	1,235,075
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3025% 5/21/25 (c)(d)		630,000	612,045
FTS International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.0946% 4/16/21 (c)(d)		411,865	409,806
			2,256,926
Oil, Gas & Consumable Fuels - 0.2%
Arctic LNG Carriers Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.802% 5/18/23 (c)(d)		1,781,000	1,757,259
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.6411% 6/22/24 (c)(d)		1,111,000	1,070,449
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.7243% 12/31/21 (c)(d)		3,034,000	3,228,692
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.0651% 12/31/22 (c)(d)		3,248,000	3,266,936
Citgo Petroleum Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.896% 7/29/21 (c)(d)		2,011,000	1,993,404
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.8184% 5/7/25 (c)(d)		1,810,000	1,782,850
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.552% 3/13/25 (c)(d)		453,000	447,338
EG America LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 2/6/25 (d)(s)		169,000	166,888
Foresight Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 8.2766% 3/28/22 (c)(d)		670,000	660,506
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 8.3055% 3/1/24 (c)(d)		1,964,000	1,662,860
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.6946% 7/18/25 (c)(d)		2,604,000	2,571,450
Houston Fuel Oil Terminal Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.06% 6/26/25 (c)(d)		1,991,000	1,972,344
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 6.302% 2/15/24 (c)(d)		1,024,000	971,950
Medallion Midland Acquisition Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.552% 10/30/24 (c)(d)		885,000	859,556
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 8.1361% 12/19/20 (c)(d)		2,000,000	1,972,500
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.25% 11/14/25 (c)(d)		1,000,000	997,500
			25,382,482

TOTAL ENERGY			27,639,408

FINANCIALS - 0.4%
Capital Markets - 0.0%
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.35% 4/27/24 (c)(d)		1,091,000	1,076,272
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.5565% 3/1/25 (c)(d)		1,137,136	1,127,186
Recess Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.1134% 9/29/24 (c)(d)		442,000	436,475
			2,639,933
Diversified Financial Services - 0.2%
Avolon TLB Borrower 1 (U.S.) LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.3009% 1/15/25 (c)(d)		690,000	682,810
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.0266% 10/31/24 (c)(d)		1,236,000	1,225,964
Deerfield Holdings Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.552% 2/13/25 (c)(d)		836,000	824,296
Delos Finance SARL Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.1361% 10/6/23 (c)(d)		1,495,000	1,488,646
Financial & Risk U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.0946% 10/1/25 (c)(d)		3,266,000	3,177,949
Finco I LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.302% 12/27/22 (c)(d)		1,026,000	1,015,104
Flying Fortress Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.1361% 10/30/22 (c)(d)		726,000	723,052
Focus Financial Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.802% 7/3/24 (c)(d)		506,000	499,675
Franklin Square Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.8125% 8/3/25 (c)(d)		544,000	539,920
Greensky Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5625% 3/29/25 (c)(d)		504,000	502,740
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.84% 7/3/24 (c)(d)		359,000	357,205
Lions Gate Capital Holdings Ll Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.552% 3/24/25 (c)(d)		722,000	711,849
NAB Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3861% 6/30/24 (c)(d)		631,000	612,070
Onvoy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.8861% 2/10/24 (c)(d)		983,000	952,281
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 7.129% 11/16/25 (c)(d)		2,500,000	2,455,475
TransUnion LLC:
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.000% 4.3446% 6/19/25 (c)(d)		724,000	717,021
Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.3446% 4/9/23 (c)(d)		1,758,000	1,736,763
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5946% 8/18/23 (c)(d)		1,066,000	1,062,450
			19,285,270
Insurance - 0.2%
Acrisure LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.552% 11/22/23 (c)(d)		1,568,000	1,550,689
Alliant Holdings Intermediate LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.0565% 5/10/25 (c)(d)		1,956,000	1,918,777
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.088% 1/25/24 (c)(d)		1,078,000	1,067,220
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 5.3446% 11/3/23 (c)(d)		2,658,000	2,628,656
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 5.3446% 11/3/24 (c)(d)		1,448,000	1,431,710
Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 5.3446% 8/4/22 (c)(d)		1,633,000	1,616,670
3 month U.S. LIBOR + 6.500% 8.8446% 8/4/25 (c)(d)		3,234,000	3,293,279
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4895% 4/25/25 (c)(d)		2,384,000	2,339,300
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3861% 5/16/24 (c)(d)		2,026,000	1,972,818
			17,819,119
Real Estate Management & Development - 0.0%
MGM Growth Properties Operating Partner LP Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.302% 3/23/25 (c)(d)		1,724,000	1,691,244
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.3151% 12/5/20 (c)(d)		335,000	334,163

TOTAL FINANCIALS			41,769,729

HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.1%
American Renal Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5946% 6/22/24 (c)(d)		1,012,000	999,036
LifeScan Global Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 8.396% 10/1/24 (c)(d)		958,000	917,687
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5759% 6/30/25 (c)(d)		3,187,000	3,104,329
VVC Holding Corp. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.6863% 7/9/25 (c)(d)		1,452,000	1,430,220
			6,451,272
Health Care Providers & Services - 0.1%
Accelerated Health Systems LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.7994% 11/1/25 (c)(d)		500,000	502,190
Community Health Systems, Inc. Tranche H, term loan 3 month U.S. LIBOR + 3.250% 5.5626% 1/27/21 (c)(d)		2,278,248	2,221,611
CVS Holdings I LP:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.06% 2/6/26 (c)(d)		272,000	265,200
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.31% 2/6/25 (c)(d)		442,000	433,160
HCA Holdings, Inc.:
Tranche B 10LN, term loan 3 month U.S. LIBOR + 2.000% 4.302% 3/13/25 (c)(d)		1,083,000	1,078,939
Tranche B 11LN, term loan 3 month U.S. LIBOR + 1.750% 4.052% 3/18/23 (c)(d)		2,376,000	2,361,887
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.1361% 6/7/23 (c)(d)		735,000	720,454
Prospect Medical Holdings, Inc. Tranche 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.875% 2/22/24 (c)(d)		769,000	769,000
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3446% 6/23/24 (c)(d)		843,000	834,570
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.6361% 12/31/22 (c)(d)		1,615,000	1,589,564
Wink Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 12/1/24 (c)(d)		901,000	884,953
			11,661,528
Health Care Technology - 0.0%
Press Ganey Holdings, Inc. Tranche 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.0946% 10/21/23 (c)(d)		870,000	859,673
Life Sciences Tools & Services - 0.0%
PAREXEL International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.052% 9/27/24 (c)(d)		1,456,000	1,412,320
Pharmaceuticals - 0.1%
Akorn, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.875% 4/17/21 (c)(d)		176,000	147,224
HLF Financing SARL LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.552% 8/18/25 (c)(d)		1,140,000	1,135,725
Innoviva, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 7.1458% 8/18/22 (c)(d)		51,000	51,000
Lannett Co., Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.052% 11/25/20 (c)(d)		81,000	75,168
Tranche B, term loan 3 month U.S. LIBOR + 5.375% 7.677% 11/25/22 (c)(d)		3,195,000	2,576,768
NVA Holdings, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 5.052% 2/2/25 (c)(d)		767,000	747,188
RPI Finance Trust Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.000% 4.3861% 3/27/23 (c)(d)		1,393,000	1,379,070
Valeant Pharmaceuticals International, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 4.9719% 11/27/25 (c)(d)		1,500,000	1,476,000
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3136% 6/1/25 (c)(d)		3,838,000	3,795,360
			11,383,503

TOTAL HEALTH CARE			31,768,296

INDUSTRIALS - 0.4%
Aerospace & Defense - 0.1%
TransDigm, Inc.:
Tranche E, term loan 3 month U.S. LIBOR + 2.500% 4.8446% 5/30/25 (c)(d)		1,075,000	1,046,384
Tranche F, term loan 3 month U.S. LIBOR + 2.500% 4.8446% 6/9/23 (c)(d)		2,140,000	2,083,825
Tranche G, term loan 3 month U.S. LIBOR + 2.500% 4.8446% 8/22/24 (c)(d)		1,434,000	1,395,010
Wesco Aircraft Hardware Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.85% 2/28/21 (c)(d)		726,000	710,877
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2796% 4/30/25 (c)(d)		907,000	899,064
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 10.28% 4/30/26 (c)(d)		181,000	179,304
			6,314,464
Air Freight & Logistics - 0.0%
Hanjin International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9446% 10/18/20 (c)(d)		372,000	367,350
Transplace Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0525% 10/5/24 (c)(d)		675,000	671,342
XPO Logistics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.5093% 2/23/25 (c)(d)		535,000	529,131
			1,567,823
Building Products - 0.0%
GYP Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.052% 6/1/25 (c)(d)		1,363,574	1,313,572
HD Supply, Inc. Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 4.0296% 10/17/23 (c)(d)		363,000	358,553
Jeld-Wen, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.3861% 12/14/24 (c)(d)		430,000	425,700
The Hillman Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.302% 5/31/25 (c)(d)		923,000	890,123
			2,987,948
Commercial Services & Supplies - 0.2%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.7321% 6/21/24 (c)(d)		3,252,000	3,194,407
CRCI Longhorn Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.8169% 8/8/25 (c)(d)		454,000	450,028
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 3/29/25 (c)(d)		569,000	564,164
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 7.1361% 11/3/23 (c)(d)		1,687,000	1,549,628
Hd Supply Waterworks Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3167% 8/1/24 (c)(d)		287,275	283,684
KAR Auction Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9375% 3/9/23 (c)(d)		402,566	398,666
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3446% 2/27/25 (c)(d)		4,169,000	4,083,869
Merrill Communications LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.7766% 6/1/22 (c)(d)		297,000	297,743
Prime Security Services Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.0946% 5/2/22 (c)(d)		1,263,000	1,247,743
SAI Global GP Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/8/23 (c)(d)		891,000	826,403
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0946% 8/29/25 (c)(d)		871,000	861,201
The Brickman Group, Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.8412% 8/15/25 (c)(d)		724,000	719,475
Thomson Reuters IP&S Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5946% 10/3/23(c)(d)		1,329,000	1,313,225
TMK Hawk Parent Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.85% 9/26/24 (c)(d)		467,000	436,257
Tunnel Hill Partners LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 10/1/25 (d)(s)		316,000	311,434
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.302% 12/20/24 (c)(d)		795,000	787,050
			17,324,977
Construction & Engineering - 0.1%
AECOM Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.0946% 3/13/25 (c)(d)		675,000	666,002
Hamilton Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.4% 7/2/25 (c)(d)		815,000	806,850
Pike Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.85% 3/23/25 (c)(d)		490,687	489,215
Pisces Midco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.1752% 4/12/25 (c)(d)		777,000	759,518
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.6% 9/27/24 (c)(d)		978,000	972,298
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8861% 5/21/22 (c)(d)		1,142,000	1,139,145
			4,833,028
Electrical Equipment - 0.0%
Vertiv Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3126% 11/30/23 (c)(d)		1,182,000	1,143,585
Machinery - 0.0%
Altra Industrial Motion Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.3446% 10/1/25 (c)(d)		984,000	971,700
Apergy Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.875% 5/9/25 (c)(d)		416,000	407,680
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.5565% 11/15/26(c)(d)		160,000	159,733
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0565% 11/15/25 (c)(d)		530,000	528,346
Gardner Denver, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.052% 7/30/24 (c)(d)		298,000	296,075
The Gates Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.052% 3/31/24 (c)(d)		141,000	138,497
			2,502,031
Marine - 0.0%
International Seaways Operating Corp. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 8.3% 6/22/22 (c)(d)		1,130,000	1,108,813
Navios Maritime Partners LP Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.34% 9/14/20 (c)(d)		1,007,000	1,000,283
			2,109,096
Professional Services - 0.0%
AlixPartners LLP Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.0946% 4/4/24 (c)(d)		1,207,000	1,193,421
Asgn, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.302% 4/2/25 (c)(d)		137,000	135,688
			1,329,109
Road & Rail - 0.0%
Hertz Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.06% 6/30/23 (c)(d)		1,205,000	1,184,913
IBC Capital Ltd.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.3371% 9/11/24 (c)(d)		160,000	160,667
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0871% 9/11/23 (c)(d)		1,083,000	1,066,755
			2,412,335
Trading Companies & Distributors - 0.0%
Avantor, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.302% 11/21/24 (c)(d)		672,000	670,878
Fly Funding II SARL Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.6% 2/9/23 (c)(d)		1,230,104	1,172,449
			1,843,327
Transportation Infrastructure - 0.0%
DAE Aviation Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.05% 7/7/22 (c)(d)		1,178,000	1,173,795

TOTAL INDUSTRIALS			45,541,518

INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.0%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.0684% 8/3/25 (c)(d)		1,388,000	1,366,028
Ciena Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.3009% 9/28/25 (c)(d)		289,000	287,737
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3446% 2/1/24 (c)(d)		3,592,000	3,520,986
			5,174,751
Electronic Equipment & Components - 0.1%
ATS Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0946% 2/28/25 (c)(d)		574,000	573,283
DG Investment Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.302% 2/1/25 (c)(d)		1,417,000	1,388,660
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.052% 2/1/26 (c)(d)		158,000	154,840
Electro Rent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.4871% 1/31/24 (c)(d)		281,000	281,351
EPV Merger Sub, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.552% 3/8/26 (c)(d)		129,000	128,355
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.552% 3/8/25 (c)(d)		445,000	437,582
EXC Holdings III Corp. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5.8861% 12/2/24 (c)(d)		707,000	701,698
3 month U.S. LIBOR + 7.500% 9.9669% 12/1/25 (c)(d)		272,000	273,134
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.552% 2/15/24 (c)(d)		1,257,000	1,242,394
Infor U.S., Inc. Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.750% 5.1361% 2/1/22 (c)(d)		783,000	771,396
LMBE-MC HoldCo II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 11/14/25 (d)(s)		500,000	498,960
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.7994% 9/28/24 (c)(d)		1,488,000	1,458,240
			7,909,893
Internet Software & Services - 0.0%
Ancestry.Com Operations, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.6% 10/19/23 (c)(d)		1,774,000	1,751,825
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 6.1434% 9/29/24 (c)(d)		2,639,105	2,629,763
3 month U.S. LIBOR + 8.500% 10.7949% 9/29/25 (c)(d)		665,500	670,079
Severin Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5636% 8/1/25 (c)(d)		833,000	818,423
			5,870,090
IT Services - 0.2%
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.4339% 2/9/23 (c)(d)		1,791,000	1,779,520
First Data Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.3151% 7/10/22 (c)(d)		4,962,579	4,887,545
Global Payments, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.052% 4/22/23 (c)(d)		445,000	441,244
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.05% 5/31/25 (c)(d)		1,086,000	1,050,846
Sedgwick Claims Management Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 11/5/25 (d)(s)		930,000	919,538
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3446% 5/1/24 (c)(d)		1,925,000	1,907,194
Vantiv LLC Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 4.0565% 8/9/24 (c)(d)		1,354,000	1,340,704
Verscend Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.8446% 8/27/25 (c)(d)		1,953,000	1,949,738
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 10.1704% 10/11/26 (c)(d)		511,619	506,503
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.1704% 10/11/25 (c)(d)		1,071,000	1,058,951
WEX, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.5946% 7/1/23 (c)(d)		1,151,000	1,140,514
Xerox Business Services LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.802% 12/7/23 (c)(d)		1,257,000	1,241,288
			18,223,585
Multi Inds Software & Services - 0.0%
Brave Parent Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.3861% 4/19/25 (c)(d)		363,000	361,414
Semiconductors & Semiconductor Equipment - 0.0%
Cabot Microelectronics Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.5625% 11/15/25 (c)(d)		1,140,000	1,132,875
Microchip Technology, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.31% 5/29/25 (c)(d)		1,641,000	1,622,030
			2,754,905
Software - 0.4%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.6361% 6/13/25 (c)(d)		1,403,000	1,337,761
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.8861% 6/13/24 (c)(d)		3,219,424	3,109,610
Aptean, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.500% 11.89% 12/20/23 (c)(d)		249,000	248,846
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.64% 12/20/22 (c)(d)		325,005	323,585
Bracket Intermediate Holding Corp. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.5708% 9/5/25 (c)(d)		726,000	726,000
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.552% 4/30/25 (c)(d)		1,270,000	1,266,038
Compuware Corp. 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.8151% 8/23/25 (c)(d)		546,000	544,979
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.052% 11/29/24 (c)(d)		903,000	897,356
Digicert Holdings, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.000% 6.302% 10/31/24 (c)(d)		2,223,000	2,211,885
3 month U.S. LIBOR + 8.000% 10.302% 10/31/25 (c)(d)		451,200	442,176
Dynatrace LLC:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.302% 8/23/26 (c)(d)		79,324	80,018
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.552% 8/23/25(c)(d)		987,000	983,299
EagleView Technology Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.8065% 8/14/25 (c)(d)		700,000	690,816
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.56% 6/1/22 (c)(d)		1,751,000	1,725,470
Evo Payments International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.55% 12/22/23 (c)(d)		894,000	890,093
Hyland Software, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.302% 7/7/25 (c)(d)		69,000	68,655
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.552% 7/1/24 (c)(d)		570,000	565,252
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.3861% 11/21/24 (c)(d)		1,621,000	1,587,575
Kronos, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.791% 11/1/24 (c)(d)		1,849,000	1,855,361
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.5406% 11/1/23 (c)(d)		2,503,000	2,463,227
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 6.55% 1/20/24 (c)(d)		1,873,000	1,850,168
3 month U.S. LIBOR + 9.000% 11.3% 1/20/25 (c)(d)		363,000	347,754
MA FinanceCo. LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 4.552% 11/20/21 (c)(d)		172,565	169,114
Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.500% 4.802% 6/21/24 (c)(d)		2,914,658	2,849,078
3 month U.S. LIBOR + 2.500% 4.802% 6/21/24 (c)(d)		436,900	427,069
MH Sub I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.0555% 9/15/24 (c)(d)		719,000	711,271
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.31% 9/4/26 (c)(d)		100,000	99,833
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.56% 9/4/25 (c)(d)		412,000	405,647
Renaissance Holding Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5946% 5/31/25 (c)(d)		1,175,000	1,156,647
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.3446% 5/31/26 (c)(d)		511,000	495,670
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.0946% 3/3/23 (c)(d)		1,761,000	1,735,466
Sophia L.P. term loan 3 month U.S. LIBOR + 3.250% 5.6361% 9/30/22 (c)(d)		1,733,000	1,704,406
Sound Inpatient Physicians, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.3446% 6/28/25 (c)(d)		282,000	280,503
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.0946% 6/28/26 (c)(d)		56,000	56,000
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.5946% 7/8/22 (c)(d)		537,000	532,747
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.250% 4.5946% 4/16/25 (c)(d)		2,327,935	2,270,156
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.250% 4.5946% 4/16/25 (c)(d)		886,543	864,539
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.500% 4.5946% 4/16/25 (c)(d)		2,040,000	1,984,532
Sybil Software LLC. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.8861% 9/30/23 (c)(d)		967,000	957,630
TIBCO Software, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.85% 12/4/20 (c)(d)		278,290	278,012
Vertafore, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5946% 7/2/25 (c)(d)		2,359,000	2,316,727
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.5946% 7/2/26 (c)(d)		817,000	799,639
			44,310,610
Technology Hardware, Storage & Peripherals - 0.0%
Dell International LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.302% 9/7/23 (c)(d)		577,542	570,051

TOTAL INFORMATION TECHNOLOGY			85,175,299

MATERIALS - 0.3%
Chemicals - 0.2%
American Rock Salt Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.0946% 3/21/25 (c)(d)		811,000	804,918
ASP Chromaflo Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.8446% 11/18/23 (c)(d)		649,000	645,755
Invictus U.S. Newco LLC:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.302% 3/28/25 (c)(d)		493,000	489,303
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.052% 3/28/26 (c)(d)		272,000	270,980
Kraton Polymers LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.802% 3/8/25 (c)(d)		674,000	669,370
MacDermid, Inc.:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 4% 6/7/23 (c)(d)		1,117,000	1,116,397
Tranche B 7LN, term loan 3 month U.S. LIBOR + 2.500% 4.802% 6/7/20 (c)(d)		876,000	874,905
Tranche B, term loan 3 month U.S. LIBOR + 2.250% 11/16/25 (c)(d)(s)		750,000	749,063
Messer Industrie GmbH Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 9/28/25 (d)(s)		1,815,000	1,786,650
OCI Partners LP Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3861% 3/13/25 (c)(d)		903,000	905,258
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 5.9375% 10/11/24 (c)(d)		1,372,000	1,354,850
PQ Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.0266% 2/8/25 (c)(d)		330,000	325,463
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5494% 10/1/25 (c)(d)		3,263,000	3,214,055
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.05% 4/3/25 (c)(d)		851,000	839,656
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. term loan 3 month U.S. LIBOR + 2.000% 4.3446% 9/6/24 (c)(d)		719,000	705,073
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3446% 9/22/24 (c)(d)		599,000	591,620
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3446% 9/22/24 (c)(d)		1,382,000	1,364,974
Univar, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.5946% 7/1/24 (c)(d)		389,000	381,026
W. R. Grace & Co.-Conn.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.1361% 4/3/25 (c)(d)		270,000	267,840
Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 4.1361% 4/3/25 (c)(d)		463,000	459,296
			17,816,452
Containers & Packaging - 0.1%
Ball Metalpack Finco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.8446% 7/31/25 (c)(d)		786,000	782,070
Berlin Packaging, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.3169% 11/7/25 (c)(d)		2,208,000	2,164,944
Berry Global, Inc.:
Tranche Q, term loan 3 month U.S. LIBOR + 2.000% 4.3184% 10/1/22 (c)(d)		1,690,000	1,668,875
Tranche T, term loan 3 month U.S. LIBOR + 1.750% 4.0684% 1/6/21 (c)(d)		1,289,000	1,276,755
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.6581% 4/3/24 (c)(d)		358,000	347,643
Caraustar Industries, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.8861% 3/14/22 (c)(d)		1,255,000	1,251,599
Charter Nex U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.052% 5/16/24 (c)(d)		443,000	433,808
Consolidated Container Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.052% 5/22/24 (c)(d)		823,000	813,231
Crown Americas LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.3153% 4/3/25 (c)(d)		770,429	768,380
Flex Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.2994% 12/29/23 (c)(d)		1,627,000	1,593,581
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5494% 6/29/25 (c)(d)		905,000	890,068
Plastipak Packaging, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.81% 10/14/24 (c)(d)		295,000	291,498
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.0946% 2/5/23 (c)(d)		2,196,000	2,166,903
			14,449,355
Metals & Mining - 0.0%
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 7.64% 8/25/23 (c)(d)		1,677,000	1,336,016
JMC Steel Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.623% 6/14/21 (c)(d)		1,009,020	998,930
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.7766% 10/17/22 (c)(d)		2,142,000	1,861,398
			4,196,344

TOTAL MATERIALS			36,462,151

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Invitation Homes Operating Par Tranche B, term loan 3 month U.S. LIBOR + 1.700% 4.0055% 2/6/22 (c)(d)		628,000	615,440
iStar Financial, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.059% 6/28/23 (c)(d)		621,000	615,566
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.31% 3/23/24 (c)(d)		527,000	520,191
			1,751,197
Real Estate Management & Development - 0.1%
Capital Automotive LP:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 8.3446% 3/24/25 (c)(d)		515,000	515,644
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.85% 3/24/24 (c)(d)		604,000	594,034
DTZ U.S. Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5946% 8/21/25 (c)(d)		2,836,000	2,790,794
Forest City Enterprises LP Tranche B, term loan 3 month U.S. LIBOR + 4.000% 10/26/25 (d)(s)		685,000	685,856
Realogy Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.5565% 2/8/25 (c)(d)		1,794,000	1,744,665
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.3055% 12/22/24 (c)(d)		3,118,000	3,063,934
			9,394,927

TOTAL REAL ESTATE			11,146,124

UTILITIES - 0.1%
Electric Utilities - 0.1%
Brookfield WEC Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.750% 9.0946% 8/1/26 (c)(d)		564,000	567,525
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0946% 8/1/25 (c)(d)		2,903,000	2,893,014
Empire Generating Co. LLC:
Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.64% 3/14/21 (c)(d)		321,000	234,330
Tranche C, term loan 3 month U.S. LIBOR + 4.250% 6.64% 3/14/21 (c)(d)		32,000	23,360
ExGen Renewables IV, LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.32% 11/28/24 (c)(d)		1,068,000	1,014,600
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.8861% 11/13/21 (c)(d)		1,093,000	1,085,262
Invenergy Thermal Operating I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8114% 8/28/25 (c)(d)		927,000	927,769
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.052% 1/30/24 (c)(d)		907,000	877,903
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.052% 1/30/24 (c)(d)		48,714	47,152
Tex Operations Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.3446% 8/4/23 (c)(d)		2,587,000	2,548,195
Vistra Operations Co. LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.000% 4.5946% 12/14/23 (c)(d)		535,000	528,650
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.000% 4.3137% 12/31/25 (c)(d)		1,636,000	1,610,446
			12,358,206
Independent Power and Renewable Electricity Producers - 0.0%
Terra-Gen Finance Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.6% 12/9/21 (c)(d)		941,000	757,505
TerraForm AP Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.6361% 6/26/22 (c)(d)		810,000	807,975
TerraForm Power Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.302% 11/8/22 (c)(d)		292,000	289,445
			1,854,925

TOTAL UTILITIES			14,213,131

TOTAL BANK LOAN OBLIGATIONS
(Cost $524,512,812)			516,583,652

Bank Notes - 0.4%
Capital One NA 2.95% 7/23/21		6,833,000	6,677,741
Discover Bank:
(Delaware) 3.2% 8/9/21		$9,357,000	$9,185,249
3.1% 6/4/20		8,196,000	8,116,490
4.682% 8/9/28 (c)		5,039,000	4,954,849
8.7% 11/18/19		1,074,000	1,123,438
KeyBank NA 6.95% 2/1/28		718,000	844,063
RBS Citizens NA 2.5% 3/14/19		4,108,000	4,102,343
Synchrony Bank 3.65% 5/24/21		8,482,000	8,300,708
TOTAL BANK NOTES
(Cost $43,563,932)			43,304,881

Preferred Securities - 0.6%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Colombia Telecomunicaciones SA 8.5% (b)(c)(g)		$530,000	$549,646
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV:
2.5%(Reg. S) (c)(g)	EUR	2,466,000	2,713,490
2.7%(Reg. S) (c)(g)	EUR	700,000	770,634
			3,484,124
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (g)		2,106,000	2,128,805
Danone SA 1.75% (Reg. S) (c)(g)	EUR	600,000	645,446
			2,774,251
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Andeavor Logistics LP 6.875% (c)(g)		2,820,000	2,741,933
FINANCIALS - 0.5%
Banks - 0.4%
Alfa Bond Issuance PLC 8% (Reg. S) (c)(g)		1,172,000	1,053,986
Allied Irish Banks PLC 7.375% (Reg. S) (c)(g)	EUR	563,000	692,008
Banco Bilbao Vizcaya Argentaria SA:
5.875% (Reg. S) (c)(g)	EUR	1,200,000	1,264,749
6.75% (Reg. S) (c)(g)	EUR	1,200,000	1,363,484
Banco Do Brasil SA 9% (b)(c)(g)		2,210,000	2,336,699
Banco Mercantil del Norte SA 7.625% (b)(c)(g)		657,000	623,561
Bank of America Corp.:
5.875% (c)(g)		1,330,000	1,286,770
6.1% (c)(g)		2,955,000	3,018,202
6.25% (c)(g)		1,933,000	2,005,528
6.5% (c)(g)		1,089,000	1,145,589
Bank of Nova Scotia 4.65% (c)(g)		1,127,000	1,031,416
Barclays Bank PLC 7.625% 11/21/22		7,337,000	7,710,133
Barclays PLC:
6.625% (c)(g)		454,000	449,031
7.875% (Reg. S) (c)(g)		3,748,000	3,791,697
7.875% (Reg. S) (c)(g)	GBP	726,000	936,872
BNP Paribas SA 6.75% (Reg. S) (c)(g)		1,123,000	1,126,699
Credit Agricole SA:
6.625% (b)(c)(g)		3,791,000	3,810,070
7.875% (b)(c)(g)		1,542,000	1,578,425
HSBC Holdings PLC 5.25% (c)(g)	EUR	1,425,000	1,638,137
Itau Unibanco Holding SA 6.125% (b)(c)(g)		880,000	849,903
KBC Groep NV 5.625% (c)(g)	EUR	555,000	634,170
Royal Bank of Scotland Group PLC:
7.5% (c)(g)		3,328,000	3,337,234
8.625% (c)(g)		1,330,000	1,389,439
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (g)	EUR	693,200	865,766
Tinkoff Credit Systems 9.25% (Reg. S) (c)(g)		1,143,000	1,154,259
Wells Fargo & Co. 5.9% (c)(g)		3,145,000	3,223,761
			48,317,588
Capital Markets - 0.0%
Deutsche Bank AG 6% (Reg. S) (c)(g)	EUR	500,000	503,195
Diversified Financial Services - 0.0%
Crest Dartmouth Street 2003-1 Ltd. Series 2003-1A Class PS, (b)(m)		176,625	18
Insurance - 0.1%
Assicurazioni Generali SpA:
6.416% (c)(g)	GBP	650,000	844,047
8.5% (c)(g)	EUR	600,000	710,608
Aviva PLC 6.125% (c)(g)	GBP	2,360,000	3,178,816
AXA SA:
3.941% (c)(g)	EUR	558,000	648,699
6.463% (Reg. S) (c)(g)		1,075,000	1,108,131
QBE Insurance Group Ltd. 5.25% (Reg. S) (c)(g)		1,129,000	1,010,458
			7,500,759

TOTAL FINANCIALS			56,321,560

INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd. 7.5% (b)(g)		2,413,000	406,857
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Grand City Properties SA 3.75% (c)(g)	EUR	2,200,000	2,545,124
UTILITIES - 0.0%
Water Utilities - 0.0%
Pennon Group PLC 2.875% (Reg. S) (c)(g)	GBP	699,000	897,133
TOTAL PREFERRED SECURITIES
(Cost $71,303,224)			69,720,628
		Shares	Value

Money Market Funds - 2.6%
Fidelity Cash Central Fund, 2.27% (t)
(Cost $317,851,414)		317,787,857	317,851,414

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option with an exercise rate of 1.05% on a credit default swap with BNP Paribas SA to buy protection on the iTraxx Europe Senior Financials Series 30 Index expiring December 2023, paying 1% quarterly.	12/19/18	EUR 20,500,000	$72,865
Option with an exercise rate of 3.375% on a credit default swap with Goldman Sachs Bank U.S.A to buy protection on the iTraxx Europe Crossover Series 30 Index expiring December 2023, paying 5% quarterly.	1/16/19	EUR 3,500,000	62,372

TOTAL PUT OPTIONS			135,237

TOTAL PURCHASED SWAPTIONS
(Cost $108,153)			135,237
TOTAL INVESTMENT IN SECURITIES - 105.7%
(Cost $12,944,437,075)			12,893,719,988
NET OTHER ASSETS (LIABILITIES) - (5.7)%			(689,814,228)
NET ASSETS - 100%			$12,203,905,760

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 12/1/48	$(21,500,000)	$(20,502,267)
4% 12/1/48	(98,500,000)	(99,084,844)
4.5% 12/1/48	(45,000,000)	(46,272,654)
4.5% 12/1/48	(29,200,000)	(30,025,811)

TOTAL FANNIE MAE		(195,885,576)

Ginnie Mae
4.5% 12/1/48	(23,350,000)	(24,081,511)
4.5% 12/1/48	(9,300,000)	(9,591,351)
4.5% 12/1/48	(14,600,000)	(15,057,390)
4.5% 12/1/48	(5,650,000)	(5,827,004)

TOTAL GINNIE MAE		(54,557,256)

TOTAL TBA SALE COMMITMENTS
(Proceeds $250,339,678)		$(250,442,832)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	12	Dec. 2018	$1,138,639	$(2,446)	$(2,446)
ICE Long Gilt Contracts (United Kingdom)	24	March 2019	3,750,576	20,881	20,881
TME 10 Year Canadian Note Contracts (Canada)	46	March 2019	4,614,714	18,960	18,960
TOTAL BOND INDEX CONTRACTS					37,395
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	34	March 2019	7,173,469	3,665	3,665
CBOT 5-Year U.S. Treasury Note Contracts (United States)	75	March 2019	8,472,070	16,186	16,186
CBOT Long Term U.S. Treasury Bond Contracts (United States)	4	March 2019	559,625	2,054	2,054
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	49	March 2019	6,198,500	21,588	21,588
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	25	March 2019	3,810,156	(1,227)	(1,227)
TOTAL TREASURY CONTRACTS					42,266

TOTAL PURCHASED					79,661

Sold
Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	141	March 2019	21,105,763	(6,508)	(6,508)
Eurex Euro-Bund Contracts (Germany)	18	March 2019	3,309,762	(1,646)	(1,646)
Eurex Euro-Schatz Contracts (Germany)	14	March 2019	1,773,548	67	67
TOTAL BOND INDEX CONTRACTS					(8,087)
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	167	March 2019	19,948,672	(150,391)	(150,391)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	34	March 2019	7,173,469	2,072	2,072
CBOT 5-Year U.S. Treasury Note Contracts (United States)	538	March 2019	60,772,984	(106,160)	(106,160)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	116	March 2019	16,229,125	(113,476)	(113,476)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	695	March 2019	87,917,500	(458,266)	(458,266)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	39	March 2019	5,943,844	(15,016)	(15,016)
TOTAL TREASURY CONTRACTS					(841,237)

TOTAL SOLD					(849,324)

TOTAL FUTURES CONTRACTS					$(769,663)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

The notional amount of futures sold as a percentage of Net Assets is 1.8%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
EUR	322,000	USD	367,464	BNP Paribas SA	2/28/19	$(56)
GBP	119,000	USD	152,698	BNP Paribas SA	2/28/19	(358)
USD	28,004	CAD	37,000	State Street Bank And Trust Co.	2/28/19	100
USD	91,717,788	EUR	80,209,000	State Street Bank And Trust Co.	2/28/19	197,848
USD	15,547,152	GBP	12,078,000	State Street Bank And Trust Co.	2/28/19	85,295
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$282,829
					Unrealized Appreciation	283,243
					Unrealized Depreciation	(414)

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount(2)	Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
Royal Bank Of Scotland Grp PLC (Ungtd)		Dec. 2023	Goldman Sachs Bank USA	(1%)	Quarterly	EUR 960,000	$25,684	$(12,681)	$13,003
Sell Protection
Intesa Sanpaolo Spa	Ba1	Dec. 2023	Goldman Sachs Bank USA	1%	Quarterly	EUR 930,000	(167,631)	151,697	(15,934)
Telecom Italia Spa New	Ba1	Dec. 2023	Goldman Sachs Bank USA	1%	Quarterly	EUR 1,350,000	(150,525)	125,148	(25,377)
TOTAL SELL PROTECTION							(318,156)	276,845	(41,311)

TOTAL CREDIT DEFAULT SWAPS							$(292,472)	$264,164	$(28,308)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Portfolio could be required to make if a credit event were to occur.

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
1.25%	Semi - annual	6-month EURIBOR(3)	Semi - annual	LCH	Jun. 2034	EUR 4,960,000	$21,324	$0	$21,324
1.5%	Semi - annual	6-month EURIBOR(3)	Semi - annual	LCH	Jun. 2039	EUR 484,000	2,133	0	2,133

TOTAL INTEREST RATE SWAPS							$23,457	$0	$23,457

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Currency Abbreviations

CAD – Canadian dollar

EUR – European Monetary Unit

GBP – British pound

USD – U.S. dollar

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,244,162,246 or 10.2% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) A portion of the security sold on a delayed delivery basis.

 (f) Non-income producing - Security is in default.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,046,412.

 (i) Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts. At period end, the value of securities pledged amounted to $254,352.

 (j) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $283,039.

 (k) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (m) Level 3 security

 (n) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (o) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (p) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (q) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (r) Non-income producing

 (s) The coupon rate will be determined upon settlement of the loan after period end.

 (t) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,039,663
Total	$1,039,663

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Real Estate High Income	$--	$51,000,000	$51,030,249	$7,235	$30,249	$--	$--
Total	$--	$51,000,000	$51,030,249	$7,235	$30,249	$--	$--

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$310,002	$310,002	$--	$--
Energy	236,300	236,300	--	--
Financials	784,909	784,909	--	--
Materials	1,205,934	1,205,934	--	--
Real Estate	3,163,855	2,641,948	521,907	--
Corporate Bonds	3,710,941,212	--	3,710,941,212	--
U.S. Government and Government Agency Obligations	4,553,719,672	--	4,553,719,672	--
U.S. Government Agency - Mortgage Securities	2,528,376,954	--	2,528,376,954	--
Asset-Backed Securities	203,375,270	--	202,723,712	651,558
Collateralized Mortgage Obligations	289,714,380	--	289,713,867	513
Commercial Mortgage Securities	404,515,797	--	404,515,797	--
Municipal Securities	126,017,112	--	126,017,112	--
Foreign Government and Government Agency Obligations	123,762,779	--	123,698,859	63,920
Bank Loan Obligations	516,583,652	--	516,583,652	--
Bank Notes	43,304,881	--	43,304,881	--
Preferred Securities	69,720,628	--	69,720,610	18
Money Market Funds	317,851,414	317,851,414	--	--
Purchased Swaptions	135,237	--	135,237	--
Total Investments in Securities:	$12,893,719,988	$323,030,507	$12,569,973,472	$716,009
Derivative Instruments:
Assets
Futures Contracts	$85,473	$85,473	$--	$--
Forward Foreign Currency Contracts	283,243	--	283,243	--
Swaps	49,141	--	49,141	--
Total Assets	$417,857	$85,473	$332,384	$--
Liabilities
Futures Contracts	$(855,136)	$(855,136)	$--	$--
Forward Foreign Currency Contracts	(414)	--	(414)	--
Swaps	(318,156)	--	(318,156)	--
Total Liabilities	$(1,173,706)	$(855,136)	$(318,570)	$--
Total Derivative Instruments:	$(755,849)	$(769,663)	$13,814	$--
Other Financial Instruments:
TBA Sale Commitments	$(250,442,832)	$--	$(250,442,832)	$--
Total Other Financial Instruments:	$(250,442,832)	$--	$(250,442,832)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Conservative Income Bond Fund

November 30, 2018

ZCI-QTLY-0119
1.9887608.100

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 44.4%
	Principal Amount	Value
COMMUNICATION SERVICES - 0.7%
Media - 0.7%
Comcast Corp.:
3 month U.S. LIBOR + 0.330% 2.7383% 10/1/20 (a)(b)	$179,000	$178,911
3 month U.S. LIBOR + 0.440% 2.8483% 10/1/21 (a)(b)	220,000	220,009
		398,920
CONSUMER DISCRETIONARY - 1.8%
Automobiles - 1.8%
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.150% 2.7958% 2/21/20 (a)(b)	250,000	249,688
3 month U.S. LIBOR + 0.260% 2.5941% 6/16/20 (a)(b)	500,000	499,706
General Motors Financial Co., Inc. 3 month U.S. LIBOR + 0.850% 3.2581% 4/9/21 (a)(b)	250,000	248,304
		997,698
CONSUMER STAPLES - 0.7%
Food Products - 0.7%
Conagra Brands, Inc. 3 month U.S. LIBOR + 0.750% 3.219% 10/22/20 (a)(b)	129,000	128,739
General Mills, Inc. 3 month U.S. LIBOR + 0.540% 2.9764% 4/16/21 (a)(b)	250,000	248,911
		377,650
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Shell International Finance BV 2.125% 5/11/20	250,000	246,259
FINANCIALS - 36.6%
Banks - 27.3%
ABN AMRO Bank NV 3 month U.S. LIBOR + 0.410% 2.8596% 1/19/21 (a)(b)(c)	650,000	648,096
Bank of America Corp. 3 month U.S. LIBOR + 1.040% 3.4763% 1/15/19 (a)(b)	1,250,000	1,251,066
Bank of America NA 3 month U.S. LIBOR + 0.250% 2.9568% 8/28/20 (a)(b)	250,000	249,084
Banque Federative du Credit Mutuel SA 3 month U.S. LIBOR + 0.490% 2.959% 7/20/20 (a)(b)(c)	1,000,000	999,530
Barclays Bank PLC 3 month U.S. LIBOR + 0.460% 2.8804% 1/11/21 (a)(b)	500,000	498,576
Citibank NA 3 month U.S. LIBOR + 0.320% 2.861% 5/1/20 (a)(b)	500,000	498,526
Citigroup, Inc.:
3 month U.S. LIBOR + 0.790% 3.2043% 1/10/20 (a)(b)	750,000	751,282
3 month U.S. LIBOR + 0.930% 3.2468% 6/7/19 (a)(b)	250,000	250,727
Citizens Bank NA 3 month U.S. LIBOR + 0.570% 3.2593% 5/26/20 (a)(b)	500,000	499,854
Compass Bank 3 month U.S. LIBOR + 0.730% 3.0613% 6/11/21 (a)(b)	500,000	498,971
Credit Agricole SA 3 month U.S. LIBOR + 0.970% 3.2971% 6/10/20 (a)(b)(c)	400,000	403,182
Credit Suisse Group Funding Guernsey Ltd. 3 month U.S. LIBOR + 2.290% 4.7346% 4/16/21 (a)(b)	750,000	775,492
HSBC Holdings PLC:
3 month U.S. LIBOR + 0.600% 3.24% 5/18/21 (a)(b)	500,000	497,100
3 month U.S. LIBOR + 0.650% 2.9843% 9/11/21 (a)(b)	200,000	198,515
ING Bank NV 3 month U.S. LIBOR + 1.130% 3.4964% 3/22/19 (a)(b)(c)	500,000	501,317
JP Morgan Chase Bank NA 3 month U.S. LIBOR + 0.340% 2.848% 4/26/21 (a)(b)	1,250,000	1,238,325
JPMorgan Chase & Co. 3 month U.S. LIBOR + 1.100% 3.4168% 6/7/21 (a)(b)	250,000	252,215
Lloyds Bank PLC 3 month U.S. LIBOR + 0.490% 3.0793% 5/7/21 (a)(b)	200,000	198,744
Mitsubishi UFJ Financial Group, Inc. 3 month U.S. LIBOR + 0.650% 3.158% 7/26/21 (a)(b)	153,000	153,235
Rabobank Nederland New York Branch 3 month U.S. LIBOR + 0.430% 2.938% 4/26/21 (a)(b)	500,000	499,187
Regions Bank 3 month U.S. LIBOR + 0.500% 3.1181% 8/13/21 (a)(b)	350,000	346,859
Sumitomo Mitsui Banking Corp. 3 month U.S. LIBOR + 0.350% 2.7988% 1/17/20 (a)(b)	1,000,000	999,187
SunTrust Bank:
3 month U.S. LIBOR + 0.500% 3.008% 10/26/21 (a)(b)	300,000	299,977
3 month U.S. LIBOR + 0.530% 3.0566% 1/31/20 (a)(b)	300,000	300,410
The Toronto-Dominion Bank 3 month U.S. LIBOR + 0.260% 2.5941% 9/17/20 (a)(b)	250,000	249,578
U.S. Bank NA 3 month U.S. LIBOR + 0.250% 2.7374% 7/24/20 (a)(b)	250,000	249,433
Wells Fargo & Co.:
3 month U.S. LIBOR + 0.460% 2.929% 4/22/19 (a)(b)	250,000	250,166
3 month U.S. LIBOR + 0.880% 3.349% 7/22/20 (a)(b)	500,000	503,450
Wells Fargo Bank NA:
3 month U.S. LIBOR + 0.310% 2.7463% 1/15/21 (a)(b)	250,000	248,028
3 month U.S. LIBOR + 0.500% 2.9772% 7/23/21 (a)(b)	250,000	248,497
3 month U.S. LIBOR + 0.650% 2.9728% 12/6/19 (a)(b)	250,000	250,872
		14,809,481
Capital Markets - 5.0%
Bank of New York, New York 3 month U.S. LIBOR + 0.300% 3.0381% 12/4/20 (a)(b)	250,000	249,795
Goldman Sachs Group, Inc. 3 month U.S. LIBOR + 0.730% 3.111% 12/27/20 (a)(b)	250,000	250,042
Morgan Stanley 3 month U.S. LIBOR + 0.800% 3.4141% 2/14/20 (a)(b)	1,000,000	1,000,150
TD Ameritrade Holding Corp. 3 month U.S. LIBOR + 0.430% 2.971% 11/1/21 (a)(b)	200,000	199,943
UBS AG London Branch 3 month U.S. LIBOR + 0.580% 2.9071% 6/8/20 (a)(b)(c)	1,000,000	1,001,478
		2,701,408
Consumer Finance - 2.5%
American Express Credit Corp. 3 month U.S. LIBOR + 0.430% 2.7508% 3/3/20 (a)(b)	1,100,000	1,102,502
Ford Motor Credit Co. LLC 3 month U.S. LIBOR + 0.430% 2.9885% 11/2/20 (a)(b)	250,000	244,800
		1,347,302
Diversified Financial Services - 0.3%
AIG Global Funding 3 month U.S. LIBOR + 0.460% 2.8326% 6/25/21 (a)(b)(c)	99,000	99,188
Halfmoon Parent, Inc. 3 month U.S. LIBOR + 0.650% 2.9841% 9/17/21 (a)(b)(c)	101,000	100,249
		199,437
Insurance - 1.5%
Metropolitan Life Global Funding I U.S. SOFR SEC OVRN FIN RATE INDX + 0.570% 2.81% 9/7/20 (a)(b)(c)	200,000	199,228
New York Life Global Funding 3 month U.S. LIBOR + 0.320% 2.9124% 8/6/21 (a)(b)(c)	118,000	117,825
Protective Life Global Funding:
3 month U.S. LIBOR + 0.370% 2.8063% 7/13/20 (a)(b)(c)	250,000	249,954
3 month U.S. LIBOR + 0.520% 2.9061% 6/28/21 (a)(b)(c)	250,000	250,063
		817,070

TOTAL FINANCIALS		19,874,698

HEALTH CARE - 1.4%
Health Care Equipment & Supplies - 0.5%
Becton, Dickinson & Co. 3 month U.S. LIBOR + 0.875% 3.2611% 12/29/20 (a)(b)	250,000	249,051
Health Care Providers & Services - 0.5%
CVS Health Corp. 3 month U.S. LIBOR + 0.720% 3.0471% 3/9/21 (a)(b)	250,000	250,144
Pharmaceuticals - 0.4%
Bayer U.S. Finance II LLC 3 month U.S. LIBOR + 0.630% 3.0026% 6/25/21 (a)(b)(c)	250,000	248,481

TOTAL HEALTH CARE		747,676

INDUSTRIALS - 0.7%
Machinery - 0.7%
Caterpillar Financial Services Corp. 3 month U.S. LIBOR + 0.280% 2.5968% 9/7/21 (a)(b)	154,000	153,632
John Deere Capital Corp. 3 month U.S. LIBOR + 0.170% 2.5952% 10/9/20 (a)(b)	250,000	249,640
		403,272
UTILITIES - 2.0%
Multi-Utilities - 2.0%
Consolidated Edison Co. of New York, Inc. 3 month U.S. LIBOR + 0.400% 2.7726% 6/25/21 (a)(b)	250,000	249,836
Sempra Energy 3 month U.S. LIBOR + 0.250% 2.6863% 7/15/19 (a)(b)	810,000	808,743
		1,058,579
TOTAL NONCONVERTIBLE BONDS
(Cost $24,182,436)		24,104,752

U.S. Treasury Obligations - 1.7%
U.S. Treasury Notes 0.875% 6/15/19
(Cost $941,489)	950,000	941,502

Certificates of Deposit - 17.2%
Bank of Montreal Chicago CD Program yankee 1 month U.S. LIBOR + 0.150% 2.4644% 3/12/19 (a)(b)	500,000	500,015
Bank of Nova Scotia yankee U.S. SOFR SEC OVRN FIN RATE INDX + 0.430% 2.67% 5/16/19 (a)(b)	250,000	249,944
Barclays Bank PLC yankee 2.69% 2/15/19	250,000	250,045
Credit Suisse AG yankee 3 month U.S. LIBOR + 0.170% 2.566% 10/1/19 (a)(b)	250,000	249,958
Mitsubishi UFJ Trust & Banking Corp. yankee:
1 month U.S. LIBOR + 0.180% 2.4825% 3/18/19 (a)(b)	$250,000	$250,016
1 month U.S. LIBOR + 0.180% 2.496% 3/7/19 (a)(b)	250,000	250,037
1 month U.S. LIBOR + 0.230% 2.5444% 1/11/19 (a)(b)	300,000	300,086
1 month U.S. LIBOR + 0.300% 2.6066% 1/14/19 (a)(b)	300,000	300,113
1 month U.S. LIBOR + 0.300% 2.6153% 1/9/19 (a)(b)	250,000	250,089
Mizuho Corporate Bank Ltd. yankee:
1 month U.S. LIBOR + 0.180% 2.4944% 2/13/19 (a)(b)	500,000	500,021
1 month U.S. LIBOR + 0.190% 2.4925% 3/19/19 (a)(b)	250,000	250,021
3 month U.S. LIBOR + 0.150% 2.619% 4/23/19 (a)(b)	250,000	249,989
Natixis SA yankee 1 month U.S. LIBOR + 0.190% 2.5044% 2/11/19 (a)(b)	500,000	500,126
Nordea Bank Finland PLC yankee 1 month U.S. LIBOR + 0.170% 2.4844% 6/13/19 (a)(b)	250,000	249,879
Royal Bank of Canada yankee:
1 month U.S. LIBOR + 0.150% 2.4525% 3/18/19 (a)(b)	300,000	299,992
1 month U.S. LIBOR + 0.150% 2.4525% 3/19/19 (a)(b)	250,000	249,991
1 month U.S. LIBOR + 0.190% 2.4732% 6/12/19 (a)(b)	250,000	249,857
Skandinaviska Enskila Banken AB yankee 1 month U.S. LIBOR + 0.120% 2.4379% 3/6/19 (a)(b)	500,000	499,997
Sumitomo Mitsui Banking Corp. yankee:
1 month U.S. LIBOR + 0.160% 2.4744% 3/11/19 (a)(b)	250,000	249,980
1 month U.S. LIBOR + 0.180% 2.4936% 3/5/19 (a)(b)	250,000	250,003
1 month U.S. LIBOR + 0.240% 2.5544% 1/11/19 (a)(b)	300,000	300,080
Sumitomo Mitsui Trust Bank Ltd. yankee:
1 month U.S. LIBOR + 0.150% 2.4566% 1/14/19 (a)(b)	300,000	300,046
1 month U.S. LIBOR + 0.150% 2.4649% 1/25/19 (a)(b)	250,000	250,033
1 month U.S. LIBOR + 0.170% 2.4844% 2/13/19 (a)(b)	250,000	250,026
1 month U.S. LIBOR + 0.180% 2.4944% 2/13/19 (a)(b)	500,000	500,073
3 month U.S. LIBOR + 0.150% 2.619% 4/23/19 (a)(b)	250,000	249,991
Svenska Handelsbanken AB yankee:
1 month U.S. LIBOR + 0.150% 2.4636% 4/5/19 (a)(b)	400,000	399,942
1 month U.S. LIBOR + 0.170% 2.4709% 5/20/19 (a)(b)	250,000	249,876
1 month U.S. LIBOR + 0.300% 2.6025% 8/19/19 (a)(b)	250,000	249,954
Toronto-Dominion Bank yankee 1 month U.S. LIBOR + 0.140% 2.4536% 3/5/19 (a)(b)	400,000	400,022
TOTAL CERTIFICATES OF DEPOSIT
(Cost $9,300,000)		9,300,202

Commercial Paper - 27.4%
American Electric Power Co., Inc.:
2.53% 12/5/18	250,000	249,916
2.54% 12/3/18	250,000	249,950
Arizona Public Service Co. 2.35% 12/3/18	250,000	249,951
Atlantic Asset Securitization Corp. 1 month U.S. LIBOR + 0.300% 2.5967% 5/2/19 (a)(b)	250,000	250,072
Bank of Nova Scotia 1 month U.S. LIBOR + 0.150% 2.4649% 3/25/19 (a)(b)	500,000	499,957
Barclays Bank PLC/Barclays U.S. CCP Funding LLC yankee 2.5% 1/10/19 (c)	250,000	249,286
Bell Canada yankee:
2.5% 12/3/18	250,000	249,948
2.54% 12/10/18	250,000	249,824
2.54% 12/13/18	250,000	249,771
2.57% 1/4/19	250,000	249,364
2.7% 1/14/19	250,000	249,173
2.72% 1/22/19	250,000	249,018
2.8% 2/5/19	250,000	248,733
2.81% 2/4/19	250,000	248,754
BPCE SA yankee 2.65% 2/6/19	250,000	248,824
Canadian Imperial Bank of Commerce 1 month U.S. LIBOR + 0.150% 2.4525% 3/18/19 (a)(b)	500,000	499,987
Dominion Resources, Inc.:
2.52% 12/4/18	500,000	499,866
2.54% 12/10/18	250,000	249,829
Duke Energy Corp.:
2.38% 12/3/18	250,000	249,950
2.41% 12/5/18	250,000	249,916
2.41% 12/6/18	250,000	249,900
2.65% 1/9/19	250,000	249,271
2.65% 1/10/19	250,000	249,252
ERP Operating LP:
2.75% 1/22/19	250,000	249,010
2.75% 1/25/19	250,000	248,945
Gotham Funding Corp. yankee 2.29% 12/6/18 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)	250,000	249,906
ING U.S. Funding LLC:
1 month U.S. LIBOR + 0.180% 2.4936% 6/3/19 (a)(b)	400,000	399,694
1 month U.S. LIBOR + 0.300% 2.6136% 3/4/19 (a)(b)	250,000	250,119
Landesbank Baden-Wurttemberg yankee 2.7% 1/2/19	500,000	498,928
Natexis Banques Populaires New York Branch 1 month U.S. LIBOR + 0.170% 2.4725% 3/18/19 (a)(b)	250,000	250,009
NBCUniversal Enterprise, Inc. 2.5% 12/3/18 (c)	250,000	249,950
Ontario Teachers' Finance Trust 1 month U.S. LIBOR + 0.250% 2.5555% 5/22/19 (a)(b)	250,000	250,001
Rogers Communications, Inc. yankee:
2.62% 12/28/18	250,000	249,498
2.67% 1/9/19	250,000	249,271
2.7% 1/10/19	250,000	249,252
Sempra Global:
2.51% 12/4/18	250,000	249,933
2.51% 12/6/18	250,000	249,899
2.55% 12/11/18	250,000	249,811
2.64% 1/2/19	250,000	249,403
2.7% 1/17/19	250,000	249,115
Suncor Energy, Inc. yankee:
2.5% 12/3/18	250,000	249,950
2.55% 12/17/18	250,000	249,704
2.61% 1/7/19	250,000	249,309
2.76% 1/30/19	250,000	248,837
2.9% 2/19/19	250,000	248,404
The Toronto-Dominion Bank:
1 month U.S. LIBOR + 0.150% 2.4503% 3/21/19 (a)(b)	250,000	249,986
1 month U.S. LIBOR + 0.250% 2.5649% 1/25/19 (a)(b)	750,000	750,188
3 month U.S. LIBOR + 0.150% 2.7511% 5/9/19 (a)(b)	250,000	249,999
TransCanada PipeLines Ltd.:
2.55% 12/7/18	250,000	249,881
2.64% 1/3/19	250,000	249,384
2.67% 1/8/19	250,000	249,290
UBS AG London Branch 1 month U.S. LIBOR + 0.180% 2.4825% 3/18/19 (a)(b)	250,000	250,016
Virginia Electric & Power Co. 2.5% 12/4/18	250,000	249,930
TOTAL COMMERCIAL PAPER
(Cost $14,878,338)		14,878,134
	Shares	Value

Money Market Funds - 8.0%
Fidelity Cash Central Fund, 2.27% (d)
(Cost $4,343,946)	4,343,078	4,343,946
	Maturity Amount	Value

Repurchase Agreements - 1.6%
With:
Mizuho Securities U.S.A., Inc. at:
3.02%, dated 8/27/18 due 2/22/19 (Collateralized by Corporate Obligations valued at $317,590, 3.46%, 4/15/31)	304,505	299,997
3.09%, dated 9/24/18 due 3/22/19 (Collateralized by Corporate Obligations valued at $316,893, 3.46%, 4/15/31)	304,609	300,000
Morgan Stanley & Co., Inc. at 3.02%, dated 11/7/18 due 2/5/19 (Collateralized by Equity Securities valued at $280,095)(a)(b)(e)	251,888	250,002
TOTAL REPURCHASE AGREEMENTS
(Cost $850,000)		849,999
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $54,496,209)		54,418,535
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(145,223)
NET ASSETS - 100%		$54,273,312

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,317,827 or 9.8% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) The maturity amount is based on the rate at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$27,317
Total	$27,317

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$24,104,752	$--	$24,104,752	$--
U.S. Government and Government Agency Obligations	941,502	--	941,502	--
Certificates of Deposit	9,300,202	--	9,300,202	--
Commercial Paper	14,878,134	--	14,878,134	--
Money Market Funds	4,343,946	4,343,946	--	--
Repurchase Agreements	849,999	--	849,999	--
Total Investments in Securities:	$54,418,535	$4,343,946	$50,074,589	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, U.S. government and government agency obligations, commercial paper, certificates of deposit and other Short-Term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	January 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	January 28, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	January 28, 2019